As filed with the Securities and Exchange	Registration No. 333-167680
Commission on April 23, 2019	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 14

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Fixed and Variable Annuity Contracts

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options ii

Supplement Dated May 1, 2019, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2019

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the VY® Pioneer High Yield and the VY® Templeton Global Growth Portfolios.

On November 16, 2018, the Board of Trustees of Voya Investors Trust and the Board of Directors of Voya Partners, Inc. approved separate proposals to reorganize certain funds (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), the following Merging Funds will reorganize with and into the following Surviving Funds:

Merging Funds	Surviving Funds
VY® Pioneer High Yield Portfolio	Voya High Yield Portfolio
VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio

If shareholders of the Merging Funds approve the Reorganization, the Merging Funds will be in a “transition period.” During this time:

•      The transition manager for the VY® Templeton Global Growth Portfolio will sell all or most of its assets;

•      A large portion of the Merging Funds’ assets may be held in temporary investments;

•      The Merging Funds may not be pursuing their investment objectives and strategies, and limitations on permissible investments and investment restrictions will not apply; and

•      The sales and purchases of securities are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

The transition period for each Reorganization is as follows:

Reorganization	Transition Period
VY® Pioneer High Yield Portfolio to reorganize with and into the Voya High Yield Portfolio	July 26, 2019, to the close of business on August 23, 2019
VY® Templeton Global Growth Portfolio to reorganize with and into the Voya Global Equity Portfolio	August 9, 2019, to the close of business on August 23, 2019

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, the contract holder, or you, if permitted by the plan may transfer amounts allocated to a subaccount that invests in a Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making subaccount transfers.

Page 1 of 2	May 2019

On the Reorganization Date. On the Reorganization Date, investments in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund as follows:

•      In connection with the upcoming Reorganization involving the VY® Pioneer High Yield Portfolio referenced above, Class I shares of the Voya High Yield Portfolio have, effective May 1, 2019, been added to your contract as an available investment option. On the Reorganization Date, all existing account balances invested in Class I shares of the VY® Pioneer High Yield Portfolio will automatically become an investment in Class I shares of the Voya High Yield Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

•      In connection with the upcoming Reorganization involving the VY® Templeton Global Growth Portfolio referenced above, Class I shares of the Voya Global Equity Portfolio will be added, effective the Reorganization Date, to your contract as an available investment option. On the Reorganization Date, all existing account balances invested in Class I shares of the VY® Templeton Global Growth Portfolio and all existing account balances invested in Class S shares of the Voya Global Equity Portfolio will automatically become investments in Class I shares of the Voya Global Equity Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds will no longer be available through your contract. Unless we receive alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making fund allocation changes.

Allocation Instructions. Alternative allocation instructions may be given to us at any time by writing to Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063 or by calling 1-800-584-6001.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in APPENDIX V of either the contract prospectus or the contract prospectus summary. More detailed information can be found in the current prospectus and Statement of Additional Information for each fund.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

Page 2 of 2	May 2019

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options ii CONTRACT PROSPECTUS – May 1, 2019

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contracts may not be available in all states.

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Your plan sponsor may have selected a subset of variable and/or fixed interest options to be available for investment under your plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds through the contract is located in the “INVESTMENT OPTIONS” section on page 12 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”), the Fixed Plus Account II and the Fixed Account) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2019, Statement of Additional Information (“SAI”) in association with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-167680. The number assigned to the registration statement for the GAA is 333-230711. The SAI table of contents is listed on page 53 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427.Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2019 (CONTINUED)

The Funds*

AMG Managers Fairpointe Mid Cap Fund
(Class N)[1]

Alger Responsible Investing Fund (Class A)[1]

Amana Growth Fund (Investor Class)[1]

Amana Income Fund (Investor Class)[1]

American Beacon Small Cap Value Fund (Investor Class)[1]

American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1]

American Funds® ‒ American Mutual Fund® (Class R-4)[1]

American Funds® ‒ Capital Income Builder® (Class R-4)[1]

American Funds® ‒ EuroPacific Growth Fund® (Class R-4)[1]

American Funds® ‒ Fundamental Investors® (Class R-4)[1]

American Funds® ‒ New World Fund®
(Class R-4)[1]

American Funds® ‒ SMALLCAP World Fund® (Class R-4)[1]

American Funds® ‒ The Growth Fund of America® (Class R-4)[1]

Ariel Fund (Investor Class)[1]

Artisan International Fund (Investor Shares)[1]

Ave Maria Rising Dividend Fund[1]

BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[1]

BlackRock Mid Cap Dividend Fund (Institutional Shares)[1]

Calvert VP SRI Balanced Portfolio (Class I)

ClearBridge Aggressive Growth Fund (Class I)[1]

Columbia Select Mid Cap Value Fund (Class A)[1]

DWS Small Cap Growth Fund (Class S)[1]

Davis Financial Fund (Class Y)[1]

Delaware Small Cap Value Fund (Class A)[1]

Federated International Leaders Fund (Institutional Shares)[1]

Fidelity Advisor® New Insights Fund (Class I)[1]

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Franklin Biotechnology Discovery Fund (Advisor Class)1, [2]

Franklin Natural Resources Fund (Advisor Class)[1]

Franklin Small Cap Value VIP Fund (Class 2)

Goldman Sachs Growth Opportunities Fund (Investor Shares)[1]

Invesco American Value Fund (Class R5)[1]

Invesco Energy Fund (Class R5)[1]

Invesco Floating Rate Fund (Class R5)[1]

Invesco High Yield Fund (Class R5)[1]

Invesco Mid Cap Core Equity Fund (Class A)[1]

Ivy Science and Technology Fund (Class Y)[1]

JPMorgan Equity Income Fund (Class I)1, [3]

Lazard International Equity Portfolio (Open Shares)[1]

Lord Abbett Short Duration Income Fund
(Class R4)[1]

MFS® International Value Fund (Class R3)1, [4]

MFS® New Discovery Fund (Class R3)[1]

Metropolitan West Total Return Bond Fund (Class M)[1]

Oppenheimer Developing Markets Fund
(Class Y)1, [5,6]

Oppenheimer International Growth Fund
(Class Y)[1,6]

Oppenheimer International Small-Mid Company Fund (Class Y)1, 6, [7]

Oppenheimer Main Street Small Cap Fund®/VA (Non-Service Shares)

PGIM Jennison Utility Fund (Class Z)1, [8]

PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[1]

PIMCO Real Return Portfolio (Administrative Class)

Parnassus Core Equity FundSM (Investor Shares)[1]

TCW Total Return Bond Fund (Class N)[1]

Templeton Global Bond Fund (Class A)[1]

Third Avenue Real Estate Value Fund (Institutional Class)[1]

USAA Precious Metals and Minerals Fund (Adviser Shares)[1]

Victory Integrity Small-Cap Value Fund
(Class Y Shares)[1]

Voya Corporate Leaders® 100 Fund (Class I)[1]

Voya Global Equity Portfolio (Class S)[9]

Voya Global Perspectives® Portfolio (Class I)(10

Voya GNMA Income Fund (Class A)[1]

Voya Government Money Market Portfolio
(Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class I)[10]

Voya Index Solution 2035 Portfolio (Class I)[10]

Voya Index Solution 2045 Portfolio (Class I)[10]

Voya Index Solution 2055 Portfolio (Class I)[10]

Voya Index Solution Income Portfolio (Class I)[10]

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)9, [11]

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class S)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund (Class I)[1]

Voya RussellTM Large Cap Index Portfolio
(Class I)

Voya RussellTM Mid Cap Index Portfolio
(Class I)

Voya RussellTM Small Cap Index Portfolio
(Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class I)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class S)

VY® Invesco Equity and Income Portfolio
(Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Global Growth Portfolio
(Class I)

Wanger International

Wanger Select

Wanger USA

PRO.167680-19	2

*    See “APPENDIX V – FUND DESCRIPTIONS” for further information about the funds.

1   This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

2   Franklin Biotechnology Discovery Fund is only available to plans offering the fund prior to July 8, 2014.

3   This fund is closed to new sales to new retirement plans after April 3, 2017.

4   This fund is only available to plans offering the fund on or before October 16, 2017.

5   Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

6   Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries, has entered into an agreement whereby Invesco Ltd. will acquire OppenheimerFunds, Inc. Subject to shareholder approval, these funds will, on or about May 24, 2019, change their names and share classes to the Invesco Oppenheimer Developing Markets Fund (Class Y), the Invesco Oppenheimer International Growth Fund (Class Y), the Invesco Oppenheimer International Small-Mid Company Fund (Class Y) and the Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I), respectively, be managed by Invesco Advisers, Inc. and have the same investment objective(s) as the corresponding Oppenheimer fund.

7   This fund is only available to plans who have selected the fund as an investment option prior to April 1, 2016.

8   Effective on or about June 1, 2018, Class Z shares of the PGIM Jennison Utility Fund were closed to investments by new group retirement plans. Existing plans may keep their investment in Class Z and may continue to make additional purchases or exchanges.

9   This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.

10 These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees ‒ Fund of Funds” for additional information.

11 Prior to May 1, 2019, this fund was known as the VY® Templeton Foreign Equity Portfolio.

Contract Overview	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Contract Ownership and Rights	11
Right to Cancel	12
Investment Options	12
Fees	17
Your Account Value	24
Transfers	26
Withdrawals	29
Systematic Distribution Options	31
Loans	32
Death Benefit	32
Income Phase	35
federal Tax Considerations	38
Contract Distribution	47
Other Topics	50
Contents of the Statement of Additional Information	53
Appendix I – Guaranteed Accumulation Account	54
Appendix II – Fixed Plus Account II	56
Appendix III – Fixed Account	60
Appendix IV – Participant Appointment of Employer as Agent Under an Annuity Contract	61
Appendix V – FUND DescriptionS	62
aPPENDIX VI – CONDENSED FINANCIAL INFORMATION – INDEX	74

PRO.167680-19	3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Who’s Who

Questions:  Contacting the Company.

Contact your local representative or write or call the Company at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

You (the “participant”):  The individual who participates in the contract through a retirement plan.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Contract Holder:  The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”):  A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type:  We refer to the plan by the Tax Code Section under which it qualifies. For example:  a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code Section 403(b). To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan:  Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do  provide other  features and  benefits (such  as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.167680-19	4

Contract Facts

Free Look/Right to Cancel:  Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), or Roth 401(k) plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit:  A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals:  During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “FEDERAL Tax considerations.”

Systematic Distribution Options:  These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees:  Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation:  Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1:  You or the contract holder provide the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B	Etc.

STEP 2:  The contract holder, or you if permitted by your plan, directs us to invest your account dollars in one or more of the following investment options:

•      Fixed Interest Options; or

•      Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3:  If applicable, the subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Select an option that provides a death benefit to beneficiaries; or

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.167680-19	5

FEE TABLE

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See “Fees” Section for:

•      Early Withdrawal Charge Schedules;

•      How, When and Why Fees are Deducted;

•      Reduction, Waiver and/or Elimination of Certain Fees;

•      Fund Redemption Fees; and

•      Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[12]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts.............................................. 7.00%

Applicable to all other contracts.................................................... 5.00%

Loan Interest Rate Spread (per annum)[13]......................................... 3.00%

Loan Initiation Fee[14]......................................................................... $100.00

Maximum Periodic Fees and Charges

The  next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses

	Applicable to Texas K-2 Contracts	Applicable to All Other Contracts
Maximum Annual Maintenance Fee[15]	$0.00	$50.00

Separate Account Annual Expenses[15] (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[16]	1.25%	1.50%
Maximum Administrative Expense Charge	0.25%[17]	0.25%[18]
Maximum Total Separate Account Expenses	1.50%	1.75%

PRO.167680-19	6

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees ‒ Premium and Other Taxes.”

12 This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

13 This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a spread of up to 3.0% per annum. Currently, the loan interest spread for most contracts is 2.5% per annum. See “Loans – Charges Associated with Loans.”

14 Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans – Charges Associated with Loans.”

15 These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

16 A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”

17 We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

18 We may not impose this charge. We reserve the right, however, to charge up to 0.25% annually. See “Fees – Administrative Expense Charge.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum	Maximum	Minimum	Maximum
	0.39%	1.64%	0.27%	1.64%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.002%), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$979	$1,550	$2,138	$3,448	$317	$969	$1,645	$3,448

Applicable to All Other Contracts	$857	$1,589	$2,235	$3,749	$350	$1,066	$1,803	$3,749

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*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$862	$1,197	$1,546	$2,212	$192	$594	$1,021	$2,212

Applicable to all Other Contracts	$740	$1,240	$1,654	$2,566	$226	$698	$1,196	$2,566

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol "VOYA."

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*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b) and Roth 457(b) plans. Contracts may not be available in all states and may not be used with Roth 403(b) or governmental 457(b) plans in certain states.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract

•      The contract holder submits the required forms and application to the Company.

•      We approve the forms and issue a contract to the contract holder.

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Participating in the Contract

•      We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

•      If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments:  A one-time payment to your account in the form of a transfer from a previous contract or plan; and/or

•      Installment payments:  More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. We may place the different types of payments in distinct accounts.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and the appendices for the fixed interest options.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

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Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment ‒ This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk ‒ The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees ‒ The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges ‒ Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•      Under 401(a), 401(k), Roth 401(k), 403(b), or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

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Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

•      Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and

•      Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions ‒ Eligibility ‒ 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “Appendix V.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the GAA. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

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Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide brief descriptions of the funds in APPENDIX V. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding ‒ bought for annuities and life insurance; and

•      Shared funding ‒ bought by more than one company.

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Public Funds. The following funds, which are available through the contract, are also available to the general public outside of the contract:

•      AMG Managers Fairpointe Mid Cap Fund

•      Alger Responsible Investing Fund

•      Amana Growth Fund

•      Amana Income Fund

•      American Beacon Small Cap Value Fund

•      American Century Investments® Inflation-Adjusted Bond Fund

•      American Funds® ‒ American Mutual Fund®

•      American Funds® ‒ Capital Income Builder®

•      American Funds® ‒ EuroPacific Growth Fund®

•      American Funds® ‒ Fundamental Investors®

•      American Funds® ‒ New World Fund®

•      American Funds® ‒ SMALLCAP World Fund®

•      American Funds® ‒ The Growth Fund of America®

•      Ariel Fund

•      Artisan International Fund

•      Ave Maria Rising Dividend Fund

•      BlackRock Health Sciences Opportunities Portfolio

•      BlackRock Mid Cap Dividend Fund

•      ClearBridge Aggressive Growth Fund

•      Columbia Select Mid Cap Value Fund

•      DWS Small Cap Growth Fund

•      Davis Financial Fund

•      Delaware Small Cap Value Fund

•      Federated International Leaders Fund

•      Fidelity Advisor® New Insights Fund

•      Franklin Biotechnology Discovery Fund

•      Franklin Natural Resources Fund

•      Goldman Sachs Growth Opportunities Fund

•      Invesco American Value Fund

•      Invesco Energy Fund

•      Invesco Floating Rate Fund

•      Invesco High Yield Fund

•      Invesco Mid Cap Core Equity Fund

•      Ivy Science and Technology Fund

•      JPMorgan Equity Income Fund

•      Lazard International Equity Portfolio

•      Lord Abbett Short Duration Income Fund

•      MFS® International Value Fund

•      MFS® New Discovery Fund

•      Metropolitan West Total Return Bond Fund

•      Oppenheimer Developing Markets Fund

•      Oppenheimer International Growth Fund

•      Oppenheimer International Small-Mid Company Fund

•      PGIM Jennison Utility Fund

•      PIMCO CommodityRealReturn Strategy Fund®

•      Parnassus Core Equity FundSM

•      TCW Total Return Bond Fund

•      Templeton Global Bond Fund

•      Third Avenue Real Estate Value Fund

•      USAA Precious Metals and Minerals Fund

•      Victory Integrity Small-Cap Value Fund

•      Voya Corporate Leaders® 100 Fund

•      Voya GNMA Income Fund

•      Voya Multi-Manager International Small Cap Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

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Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with Section 403(b) and 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with Section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•      Combine two or more subaccounts;

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•      Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•      Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>   A fund no longer suits the purposes of your contract;

>   There is a change in laws or regulations;

>   There is a change in the fund’s investment objectives or restrictions;

>   The fund is no longer available for investment; or

>   Another reason we deem a substitution is appropriate.

•      Stop selling the contract;

•      Limit or eliminate any voting rights for the separate account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see the appendices and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds ‒ including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time.

FEES

Types of Fees

You may incur the following types of fees under the contract:

•      Transaction Fees:

>   Early Withdrawal Charge;

>   Loan Interest Rate Spread and Loan Initiation Fee;

>   Fund Redemption Fees;

•      Periodic Fees and Charges:

>   Annual Maintenance Fee;

>   Mortality and Expense Risk Charge;

>   Administrative Expense Charge;

•      Fund Fees and Expenses;

•      Charges for Advisory Services; and

•      Premium and Other Taxes.

Terms to Understand in the Early Withdrawal Charge Schedules:

•      Account Year ‒ a 12-month period measured form the date we establish your account, or measured from any anniversary of that date.

•      Contract Year ‒ a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in “Fee Table.” Please review both this section and “Fee Table” for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Purpose:  This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount:  This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the GAA. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Contracts Other Than Texas K-12. This is the maximum early withdrawal charge schedule that applies to contracts other than Texas K-12 contracts. It grades down to zero over a ten-year period. Some contracts have schedules that grade down to zero over fewer than ten years.

Each contract will specify whether a schedule is based on one of the following:

•      The number of years since the individual account was established; or

•      The number of years since the contract was established.

PRO.167680-19	17

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions), single purchase payments (rollovers, exchanges or other one-time contributions), as well as Roth 401(k), Roth 403(b) and Roth 457(b) contributions.

Account Years or Contract Years (depending upon the contract)	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Texas K-12 Contracts.* The following schedule applies to Texas K-12 contracts.

Account Years or Contract Years (depending upon the contract)	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

The charge is waived for portions of a withdrawal that are:

•      Used to purchase income phase payments;

•      Used to purchase a single premium immediate annuity or certain individual retirement annuities issued by the Company or one of its affiliates, provided that the right to cancel under the new contract is not exercised;**

•      Made under a systematic distribution option;

•      Made because the Company terminated the account under the circumstances described in “Other Topics – Account Termination”;

•      Paid where your account value is $5,000*** or less (or, if applicable, as otherwise allowed by your plan for lump-sum cash-outs without participant consent), and no amounts have been withdrawn, used to provide income phase payments, or taken as a loan within the prior 12 months;

•      Due to your death before income phase payments begin;

•      Made to a participant who is separated from service, when certified by the employer;

•      Due to financial hardship (for 401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) plans) or unforeseeable emergency (for 457(b) and Roth 457(b) plans) as defined in the Tax Code;

•      Due to the transfer or exchange of your account value to another contract issued by the Company for your plan, subject to various conditions agreed to by the Company; provided that the right to cancel under the new contract is not exercised;** and

PRO.167680-19	18

*    Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement system of Texas in support of Senate Bill 273.

**   If you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established.

***   $5,000 limit may be lower in some states.

•      For a transfer or exchange to a Company Tax Code Section 403(b)(7) custodial account, subject to the restrictions set forth in Tax Code Section 403(b)(7)(A)(ii), and subject to various conditions agreed to by the Company.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder). This charge may be waived for portions of a withdrawal that are:

•      Withdrawn from contracts used with plans under Section 401(a), 401(k), Roth 401(k), 403(b), or Roth 403(b) of the Tax Code, if the withdrawal is less than or equal to 10% of your account value and is the first partial withdrawal in a calendar year;*

•      Made for the purposes of taking a loan in accordance with the terms of the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•      To purchase permissive past service credit under a governmental defined benefit plan;

•      Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer, and the amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period; and

•      In-service distributions permitted by certain 401(a) and 457(b) and Roth 457(b) governmental plans, when certified by the employer.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The type and nature of the group to which a contract is issued;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract;

•      Our assessment of financial risk to the Company relating to withdrawals; and

•      Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

PRO.167680-19	19

*   To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $50.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b) or Roth 457(b) account. Under some plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account. It may also be used to defray plan administration costs that the Company has agreed to pay, if applicable.

Increase, Reduction or Elimination. The maintenance fee may vary (be increased, reduced or eliminated), as described in the contract. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group to which a contract is issued;

•      Amount of contributions to the contract;

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease, or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction, or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in “FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase ‒ Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

PRO.167680-19	20

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

•      The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•      Whether or not a transfer credit was selected by the plan sponsor; and

•      Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. We reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

PRO.167680-19	21

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

PRO.167680-19	22

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2018, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•      American Funds®;

•      Fidelity® Variable Insurance Products Funds;

•      OppenheimerFunds®;

•      Wanger Advisors Trust Funds;

•      Franklin Templeton Investment Funds;

•      Franklin Templeton Variable Insurance Products Trust Funds;

•      Amana Mutual Funds;

•      PIMCO Variable Insurance Trust Funds;

•      Lord Abbett Funds;

•      BlackRock Funds;

•      American Century Investments® Funds;

•      Parnassus Funds®;

•      AMG Funds;

•      Calvert Funds;

•      MetWest Funds;

•      Columbia Funds;

•      Ivy Funds;

•      Delaware Funds®;

•      USAA® Mutual Funds;

•      Artisan Partners Funds;

•      Arial Investment Trust Funds;

•      The Alger Funds;

•      Federated Investors Funds;

•      Invesco Funds;

•      VictoryFunds®;

•      TCW Galileo Funds;

•      Ave Maria Mutual Funds;

•      Fidelity Advisor Funds;

•      JPMorgan Funds;

•      MFS® Funds;

•      Lazard Asset Management Funds;

•      American Beacon® Funds;

•      DWS Funds;

•      Third Avenue Funds;

•      Goldman Sachs Fundamental Equity Growth Funds;

•      Davis Funds; and

•      Federated Investors Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2018, the affiliated funds would be first on the list.

PRO.167680-19	23

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

PRO.167680-19	24

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; and minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1:  An investor contributes $5,000.

Step 2:

•      He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

•      He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).	¯ Step 3 ¯
	Fund A	Fund B

PRO.167680-19	25

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in the appendices. Transfers may be by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order, or if you are participating in the account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers:  Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

PRO.167680-19	26

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

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Asset Rebalancing Program. Our asset rebalancing program may available in connection with certain contracts. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Account values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

WITHDRAWALS

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge. See “Fees ‒ Early Withdrawal Charge”

•      Maintenance Fee. See “FEES – Annual Maintenance Fees.”

•      Market Value Adjustment. See “Appendix I.”

•      Redemption Fees. See “Fees ‒ Redemption Fees.”

•      Tax Penalty. See “FEDERAL Tax Considerations.”

•      Tax Withholding. See “FEDERAL Tax Considerations.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

•      Select the withdrawal amount:

>   Full Withdrawal:  You will receive, reduced by any required tax, your account value allocated to the subaccounts, the GAA (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fees, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II; or

>   Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the GAA or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the GAA. The amount available from the Fixed Plus Account II may be limited;

•      Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II, see “APPENDIX II.”

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Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•      As of the next valuation after we receive a request for withdrawal in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company”; or

•      On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which became due after the withdrawal and before the reinstatement. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

>   Salary reduction contributions made after December 31, 1988; and

>   Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after
January 1, 1989, may not be distributed in the case of hardship;

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations – Distributions ‒ Eligibility ‒ 403(b) and Roth 403(b) Plans”;

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship (only contributions, and not the earnings, may be withdrawn on financial hardship);

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution; and

•      If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full and Partial Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call the Service Center at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Systematic distribution options currently available under the contract include the following:

•      Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

•      Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”). This option also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax-exempt employers) you may revoke it at any time through a written request to the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

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LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts. However, under some contracts, participant Roth 401(k) or Roth 403(b) accounts may be included in the calculation of the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b) account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth 457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:

•      Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and up to 3.0%; or

•      Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

•      Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•      Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

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During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•      The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase ‒ Income Phase Payment Options”); and

•      Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the account value invested in the contract is also an available option under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the contract.

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. Under some contracts, the death benefit will be based on your account value. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

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The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when determining the mortality and expense risk charge applicable to your group contract. See “Fees ‒ Mortality and Expense Risk Charge.” For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus the dollar amount of any withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the GAA.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees ‒ Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a completed election form in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company,” where:

(a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See “Appendix I” and the GAA prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a completed election form in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

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In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next valuation following our receipt of the distribution request in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable payments; and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include:  your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

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Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service.

Payments from the Fixed Plus Account II. Subject to the Fixed Plus Account II full and partial withdrawal provisions, amounts accumulating under the Fixed Plus Account II can be used to fund fixed and variable payments during the income phase, but if a nonlifetime income option is selected, payments from the Fixed Plus Account II may only be available on a fixed basis. The Fixed Plus Account II full and partial withdrawal provisions are waived upon the election of a lifetime annuity option or the election of a nonlifetime option on a fixed basis, but are not waived upon the election of a nonlifetime option on a variable basis. Availability of subaccounts may vary during the income phase.

Assumed Net Investment Rate. If variable payments are elected, the initial income phase payment will reflect an assumed annual net investment rate of 3.5%. Subsequent income phase payments will fluctuate based upon the investment performance of the subaccount you selected. For more information the assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview ‒ Questions:  Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant:  The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary:  The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None:  All payments end upon the annuitant’s death.

Life Income ‒ Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None:  All payments end after the death of both annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments:  100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary:  If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments:  Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account II during the accumulation phase, the payment must be on a fixed basis. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

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*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

Lump-Sum Payment:  If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period we will charge the applicable early withdrawal charge. See “Fees ‒ Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

Calculation of Lump-Sum Payments:  If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this section:

•      Introduction;

•      Taxation of Qualified Contracts;

•      Possible Changes in Taxation; and

•      Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

•      We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

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Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans.  In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options ‒ Risks of Investing in the Funds ‒ Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

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Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $19,000 (as indexed for 2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,000 (as indexed for 2019). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), or a 457(b) or Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($38,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions ‒ General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. The taxable portion of all distributions will be reported to the IRS.

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401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a distribution of a pre-tax account is reported as a taxable distribution, even if you roll over the distribution within 60 days.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to amounts transferred from a qualified plan or IRA.

Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•      You have unreimbursed medical expenses that are more than 7.5% of your adjusted gross income.

Additional exceptions may apply to distributions from a qualified plans if:

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions ‒ Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or Roth 457(b) account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>   The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

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>   If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>   The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions ‒ Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may generally only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan; or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

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Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•      The calendar year you attain age 70½;

•      When you experience a severance from employment; or

•      When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax-exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      The start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•      Under 401(a) or 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

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50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy determined in the year following the year of the owner’s death reduced by one for each subsequent year or owner’s remaining life expectancy at death, reduced by one for each subsequent year. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If your death occurs before the date you begin receiving required minimum distributions under the contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

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In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) ‒ and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Taxes must be paid with assets outside of the Plan. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions ‒ Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

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Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

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Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Management personnel may also receive additional compensation for sales of group contracts with Fixed Plus Account II to group contract holders of existing Company contracts containing certain older fixed account options, to be made available to those participants who established an account with the Company after the issuance of the new group contract. These other promotional incentives or payments may be limited to sales during a limited period of time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

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•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2018, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•      Voya Financial Advisors, Inc.;

•      Lincoln Investment Planning, Inc.;

•      LPL Financial Corporation;

•      Regulus Advisors, LLC;

•      Morgan Stanley Smith Barney LLC;

•      Kestra Investment Services, LLC;

•      Woodbury Financial Services, Inc.;

•      Cetera Investment Services LLC;

•      American Portfolios Financial Services, Inc.;

•      PlanMember Securities Corporation;

•      NYLIFE Securities LLC;

•      Securities America, Inc.;

•      Lincoln Financial Advisors Corporation;

•      Royal Alliance Associates, Inc.;

•      Ameriprise Financial Services, Inc.;

•      GWN Securities Inc.;

•      SagePoint Financial, Inc.;

•      Northwestern Mutual Investment Services, Inc.;

•      First Allied Securities, Inc.;

•      Lockton Financial Advisors, LLC;

•      Cadaret, Grant & Co., Inc.;

•      MMA Securities LLC;

•      Ameritas Investment Corp.;

•      IMA Wealth, Inc.;

•      ProEquities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

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The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

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Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber‑attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract we may generally, upon 30 days’ written notice to the contract holder (some contracts may require a longer notice period), make other changes to group contracts, including changes to the tables for determining the amount of income phase payments or the income phase options available, that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b), Roth 401(k) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

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•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if contributions have not been made to the account for a period of two full years and the guaranteed monthly benefit under the income phase options would be less than $20 per month. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Phase Payments	3
• Performance Reporting	4
• Sales Material and Advertising	5
• Experts	5
• Financial Statements of the Separate Account	1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.”

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APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the GAA will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the GAA and does not include elements of the GAA that do not apply to the contracts offered through this prospectus. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the GAA.

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions

If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•      Market Value Adjustment (“MVA”) as described in this appendix and in the GAA prospectus;

•      Tax Penalties and/or Tax withholding ‒ See “FEDERAL Tax Considerations”;

•      Early Withdrawal Charge ‒ See “Fees”; and/or

•      Maintenance Fee ‒ See “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Certain waivers of the MVA may also apply. See your GAA prospectus for further details. Generally:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or less; and

•      Long-term – ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-230711.

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APPENDIX II FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. This option may not be available in all states or in certain contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account II. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months, after making a written request and receiving approval from the applicable insurance commissioner.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn no less than the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option on a life-contingent basis or payments for a stated period on a fixed-only basis. We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

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The 20% limit is also waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

•      The hardship or unforeseeable emergency is certified by your employer, if applicable;

•      The amount is paid directly to you; and

•      The amount paid for all withdrawals due to hardship or unforeseeable emergency during the previous 12-month period does not exceed 20% of the average value of all individual accounts under the relevant contracts during that same period.

The 20% limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

•      The separation from service is documented in a form acceptable to us;

•      The amount withdrawn is paid directly to you or as a direct rollover to a Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

•      The amount paid for all partial and full withdrawals due to separation from service during the previous
12-month period does not exceed 20% of the average value of all individual accounts under the relevant contracts during that same period.

In addition, under some contracts for 401(a) and 457(b) plans, the percentage limit is waived:

•      For any in-service distribution permitted by the plan when:

>   The distribution is certified by the employer;

>   The amount is paid directly to the participant; and

>   The amount paid for all withdrawals during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

•      For the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, under certain contracts, the percentage limit is waived:

•      To purchase permissive past service credit under a governmental defined benefit plan.

•      Due to disability as defined in the Tax Code, and when:

>   If applicable, certified by an employer;

>   The amount is paid directly to the participant; and

>   The amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

We may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, as applicable, if allowed by the plan and permitted under the contract, request a full withdrawal of your account value or the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II value, or the value of the sum of all individual accounts, as applicable, in the Fixed Plus Account II on the day the request is received, reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase income phase payments, or loans initiated by either by the contract holder or you during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II value 12 months later; reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the contract holder or you during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II value 12 months later; reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the Contract Holder or you, during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II value 12 months later; and reduced by any Fixed Plus Account II withdrawals, transfers, amounts used to purchase annuity payments, or loans initiated by either by the contract holder or you during the prior 12 months; and

•      The balance of the Fixed Plus Account II value 12 months later.

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Subject to these five year payment provisions, the contract holder may withdraw the sum of the value of all individual accounts under the contract provided that the contract holder controls the contract.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•      When the amount in the Fixed Plus Account II is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and during the previous 12 months no amounts have been withdrawn, transferred, taken as a loan (if allowed under the Contract), or used to purchase income phase payments;

•      Due to a participant’s death before income phase payments begin and paid within six months of the participant’s death;

•      Made because the Company terminated the account under the circumstances described in “Other Topics ‒ Account Termination”;

•      To purchase income phase payments on a life-contingent basis or payments for a stated period on a fixed-only basis;

•      Due to a participant’s separation from service (provided, however, that such waiver shall not apply due to a participant’s severance from employment that would not otherwise qualify as a separation from service), and when:

>   Separation from service is documented in a form acceptable to us;

>   The amount is paid directly to the participant or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by the participant; and

>   The amount paid for all withdrawals due to separation from service during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period;

•      Due to a participant’s financial hardship or unforeseeable emergency as defined in the Tax Code, and when:

>   If applicable, certified by the employer;

>   The amount is paid directly to the participant; and

>   The amount paid for all withdrawals due to financial hardship during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

Additionally, under certain contracts we will waive the five-payment full withdrawal provision due to one or more of the following:

•      For any in-service distribution permitted by the plan, when:

>   Certified by the employer;

>   The amount is paid directly to the participant; and

>   The amount paid for all withdrawals during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

•      For amounts taken as a loan in accordance with the terms of the plan. The withdrawal is made on a pro rata basis from each of the investment options in which the individual account is invested. Certain investment options may be excluded from the pro rata withdrawal requirement as directed by the participant at the time of the loan withdrawal and agreed to by the Company.

•      To purchase permissive past service credit under a governmental defined benefit plan.

•      Due to disability as defined in the Tax Code, and when:

>   If applicable, certified by the employer;

>   The amount is paid directly to the participant; and

>   The amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20% of the average value of all individual accounts under the contract during that period.

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Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order.  We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. In calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is $5,000 or less.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Income Phase. Subject to the Fixed Plus Account II full and partial withdrawal provisions, amounts accumulating under the Fixed Plus Account II can be used to fund fixed and variable payments during the income phase, but if a nonlifetime income option is selected, payments from the Fixed Plus Account II may only be available on a fixed basis. The Fixed Plus Account II full and partial withdrawal provisions are waived upon the election of a lifetime annuity option or the election of a nonlifetime option on a fixed basis, but are not waived upon the election of a nonlifetime option on a variable basis. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation ‒ Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account II.

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APPENDIX III FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under certain exchanged contracts (contracts exchanged from prior Company contracts). Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. This option may not be available in all states.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees ‒ Early Withdrawal Charge.” When the contract is issued to replace an existing contract issued to the plan by the Company, the time basis for measuring the applicable withdrawal charge will reflect the number of years between the effective date of individual accounts under the previous contract and the date of the withdrawal.

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year. We determine the amount available for transfer based on your Fixed Account value as of the date we receive the transfer request in good order. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account II (if available under the contract).

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

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APPENDIX IV PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b) and 401 of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), or Roth 401(k), (“Plan”) and has purchased a Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a) and 401(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Section 403(b), 401(a) and 401(k) the participant has ownership in the value of his/her Employer Account.

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

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*   Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations ‒ Distributions ‒ Eligibility ‒ 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

APPENDIX V FUND DESCRIPTIONS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
AMG Managers Fairpointe Mid Cap Fund Investment Adviser: AMG Funds LLC Subadviser: Fairpointe Capital LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.

American Beacon Small Cap Value Fund

Investment Adviser:  American Beacon Advisors, Inc.

Subadvisers:  Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hotchkis and Wiley Capital Management, LLC; Mellon Investments Corporation; and Hillcrest Asset Management, LLC

Seeks long-term capital appreciation and current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® – American Mutual Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
American Funds® – Capital Income Builder® Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds® – EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® – New World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term capital appreciation.
American Funds® – SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
Ave Maria Rising Dividend Fund Investment Adviser: Schwartz Investment Counsel, Inc.	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisors, LLC	Seeks long-term growth of capital.
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

ClearBridge Aggressive Growth Fund

Investment Adviser:  Legg Mason Partners Fund Advisor, LLC

Subadviser:  ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it.)

Seeks capital appreciation.
Columbia Select Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
DWS Small Cap Growth Fund Investment Adviser: DWS Investment Management Americas, Inc.	Seeks long-term capital growth.
Davis Financial Fund Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	Seeks long-term growth of capital.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.
Federated International Leaders Fund Investment Adviser: Federated Global Investment Management Corp.	Seeks to provide long-term capital growth.
Fidelity Advisor® New Insights Fund Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks capital appreciation.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Franklin Biotechnology Discovery Fund Investment Adviser: Franklin Advisers, Inc.	Seeks capital appreciation.
Franklin Natural Resources Fund Investment Adviser: Franklin Advisers, Inc.	Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Goldman Sachs Growth Opportunities Fund Investment Adviser: Goldman Sachs Asset Management, L.P.	Seeks long-term growth of capital.
Invesco American Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks total return through growth of capital and current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Invesco Energy Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	Seeks long-term growth of capital.
Invesco Floating Rate Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	Seeks total return, comprised of current income and capital appreciation.
Invesco High Yield Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	Seeks total return, through growth of capital and current income.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company	To seek to provide growth of capital.
JPMorgan Equity Income Fund Investment Adviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation and current income.
Lazard International Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Lord Abbett Short Duration Income Fund Investment Adviser: Lord, Abbett & Co. LLC

Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.

MFS® International Value Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
MFS® New Discovery Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.
Oppenheimer Developing Markets Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer International Growth Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer International Small-Mid Company Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
PGIM Jennison Utility Fund Investment Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	Seeks total return through a combination of capital appreciation and current income.
PIMCO CommodityRealReturnStrategy Fund® Investment Adviser: Pacific Investment Management company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Parnassus Core Equity FundSM Investment Adviser: Parnassus Investments	Seeks to achieve both capital appreciation and current income.
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
Third Avenue Real Estate Value Fund Investment Adviser: Third Avenue Management LLC	Seeks long-term capital appreciation.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Victory Integrity Small-Cap Value Fund Investment Adviser: Victory Capital Management, Inc.	Seeks to provide long-term capital growth.
Voya Corporate Leaders® 100 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the S&P 500® Index.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

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Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Government Money Market Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser:  Voya Investment Management Co. LLC

*  There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.167680-19	69

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.

PRO.167680-19	70

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager International Small Cap Fund

Investment Adviser:  Voya Investments, LLC

Subadvisers:  Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP

Seeks maximum long-term capital appreciation.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.

PRO.167680-19	71

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

PRO.167680-19	72

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Amundi Pioneer Asset Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.167680-19	73

APPENDIX VI CONDENSED FINANCIAL INFORMATION

INDEX
Table 1	For Deferred Compensation Contracts with Total Separate Account Charges of 0.00%	CFI 1
Table 2	For Contracts Issued under 401(a) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.15%	CFI 3
Table 3	For Deferred Compensation Contracts with Total Separate Account Charges of 0.30%	CFI 6
Table 4	For Deferred Compensation Contracts and Contracts Issued Under 401(a) Plans with Total Separate Account Charges of 0.40%	CFI 12
Table 5	For Contracts Issued Under 403(b) Plans with Total Separate Account Charges of 0.50%	CFI 15
Table 6	For Contracts Issued Under 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.55%	CFI 16
Table 7	For Contracts Issued Under 401(a) and 403(b ) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.75%	CFI 19
Table 8	For Contracts Issued Under 401(a) and 403(b) Plans with Total Separate Account Charges of 0.80%	CFI 26
Table 9	For Deferred Compensation Contracts with Total Separate Account Charges of 0.80%	CFI 30
Table 10	For Contracts Issued under 401(a) and 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 0.95%	CFI 32
Table 11	For Contracts Issued under 401(k) and 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 1.00%	CFI 40
Table 12	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.10%	CFI 47
Table 13	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.20%	CFI 54
Table 14	For Certain Contracts Issued under 401(a) Plans and Certain Deferred Compensation Contracts with Total Separate Account Charges of 1.25%	CFI 59
Table 15	For Certain Custom Choice Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.25%	CFI 63
Table 16	For Certain Contracts Issued under 403(b) Plans and Certain Deferred Compensation Contracts with Total Separate Account Charges of 1.25%	CFI 70
Table 17	For Certain Contracts Issued under 403(b) Plans and Deferred Compensation Contracts with Total Separate Account Charges of 1.35%	CFI 77
Table 18	For Contracts Issued under 403(b) Plans with Total Separate Account Charges of 1.40%	CFI 80

PRO.167680-19	74

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables give:  (1) the accumulation unit value (“AUV”) at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2018, the “Value at beginning of period” shown is the value at first date of investment. Fund name changes after December 31, 2018, are not reflected in the following information.

TABLE 1
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$21.78
Value at end of period	$21.83
Number of accumulation units outstanding at end of period	39
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during January 2013)
Value at beginning of period	$22.36	$19.01	$16.66	$17.16	$15.24	$12.21
Value at end of period	$21.88	$22.36	$19.01	$16.66	$17.16	$15.24
Number of accumulation units outstanding at end of period	1,385	616	479	344	203	91
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2018)
Value at beginning of period	$11.92
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	339
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2013)
Value at beginning of period	$25.27	$22.66	$18.26	$20.37	$18.57	$13.28
Value at end of period	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57
Number of accumulation units outstanding at end of period	1,083	924	777	588	392	206
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2018)
Value at beginning of period	$14.04
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	351
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2018)
Value at beginning of period	$21.12
Value at end of period	$17.82
Number of accumulation units outstanding at end of period	45
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.92	$10.60	$10.36	$10.41
Value at end of period	$10.92	$10.92	$10.60	$10.36
Number of accumulation units outstanding at end of period	426	0	0	99,145

CFI 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during August 2018)
Value at beginning of period	$35.78
Value at end of period	$32.37
Number of accumulation units outstanding at end of period	438
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during August 2018)
Value at beginning of period	$14.91
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	484
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.72	$10.30	$9.74	$10.37
Value at end of period	$11.56	$12.72	$10.30	$9.74
Number of accumulation units outstanding at end of period	240	155	118	71
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2018)
Value at beginning of period	$23.27
Value at end of period	$22.25
Number of accumulation units outstanding at end of period	341
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2013)
Value at beginning of period	$26.22	$22.10	$20.44	$20.74	$19.54	$16.31
Value at end of period	$24.42	$26.22	$22.10	$20.44	$20.74	$19.54
Number of accumulation units outstanding at end of period	228	0	0	1,890	784	323
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2013)
Value at beginning of period	$27.90	$23.16	$21.39	$21.74	$20.44	$16.82
Value at end of period	$25.63	$27.90	$23.16	$21.39	$21.74	$20.44
Number of accumulation units outstanding at end of period	701	605	507	387	265	142
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2018)
Value at beginning of period	$22.08
Value at end of period	$20.23
Number of accumulation units outstanding at end of period	419
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2018)
Value at beginning of period	$18.09
Value at end of period	$17.74
Number of accumulation units outstanding at end of period	239
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$38.84	$30.01	$28.94	$27.27	$24.06	$18.87
Value at end of period	$38.16	$38.84	$30.01	$28.94	$27.27	$24.06
Number of accumulation units outstanding at end of period	746	185	156	128	94	51
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.86
Value at end of period	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50
Number of accumulation units outstanding at end of period	1,662	1,604	1,408	1,268	1,147	718	75

CFI 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$30.36
Value at end of period	$22.79
Number of accumulation units outstanding at end of period	211
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.47
Value at end of period	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85
Number of accumulation units outstanding at end of period	75	0	0	0	137	91	43
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$26.54	$23.82	$19.15	$19.45	$17.25	$13.09	$12.39
Value at end of period	$22.79	$26.54	$23.82	$19.15	$19.45	$17.25	$13.09
Number of accumulation units outstanding at end of period	1,683	2,459	2,846	2,146	1,752	2,426	1,808
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$20.53	$17.99	$14.96	$15.37	$18.79	$14.04	$12.25
Value at end of period	$17.80	$20.53	$17.99	$14.96	$15.37	$18.79	$14.04
Number of accumulation units outstanding at end of period	8,177	9,729	9,534	9,293	8,206	75,690	69,418
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$21.89	$18.89	$15.50	$16.05	$24.02	$17.29	$15.47
Value at end of period	$19.63	$21.89	$18.89	$15.50	$16.05	$24.02	$17.29
Number of accumulation units outstanding at end of period	6,205	5,736	5,045	3,981	3,169	22,539	21,844
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.88	$16.36	$15.11	$14.32	$20.92	$17.12	$14.95
Value at end of period	$19.02	$18.88	$16.36	$15.11	$14.32	$20.92	$17.12
Number of accumulation units outstanding at end of period	38,903	47,850	37,046	31,554	29,278	1,975	1,374

TABLE 2
FOR CONTRACTS ISSUED UNDER 401(a) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.34	$12.96	$12.39	$12.68	$12.37	$12.83
Value at end of period	$12.98	$13.34	$12.96	$12.39	$12.68	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,316
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.12	$18.84	$16.54	$17.05	$15.17	$13.57
Value at end of period	$21.62	$22.12	$18.84	$16.54	$17.05	$15.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	33,460

CFI 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2013)
Value at beginning of period	$24.98	$22.43	$18.11	$20.23	$18.47	$18.47
Value at end of period	$20.31	$24.98	$22.43	$18.11	$20.23	$18.47
Number of accumulation units outstanding at end of period	139	159	159	298	298	127
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.99	$10.69	$11.85	$12.34	$12.48	$10.94
Value at end of period	$12.45	$13.99	$10.69	$11.85	$12.34	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,445
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.30	$17.94	$15.76	$16.65	$14.89	$12.84
Value at end of period	$17.54	$20.30	$17.94	$15.76	$16.65	$14.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	18,238
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$47.49	$39.03	$36.19	$36.00	$32.21	$27.79
Value at end of period	$44.40	$47.49	$39.03	$36.19	$36.00	$32.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	19,678
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$32.06	$27.55	$24.99	$25.16	$22.01	$19.13
Value at end of period	$31.96	$32.06	$27.55	$24.99	$25.16	$22.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,686
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.29	$14.23	$14.22	$14.24	$14.26	$14.27
Value at end of period	$14.49	$14.29	$14.23	$14.22	$14.24	$14.26
Number of accumulation units outstanding at end of period	15	15	0	0	0	2,332
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.12	$21.91
Value at end of period	$22.05	$23.12
Number of accumulation units outstanding at end of period	1,728	1,836
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$21.85	$18.08	$16.75	$17.06	$16.02	$16.02
Value at end of period	$19.96	$21.85	$18.08	$16.75	$17.06	$16.02
Number of accumulation units outstanding at end of period	162	185	185	348	348	147
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.05	$9.67	$9.60	$9.70	$10.33	$9.14
Value at end of period	$10.38	$12.05	$9.67	$9.60	$9.70	$10.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	21,063
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.38	$22.73	$21.96	$20.72	$18.31	$15.81
Value at end of period	$28.82	$29.38	$22.73	$21.96	$20.72	$18.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	25,738

CFI 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$39.66	$31.75	$29.64	$29.53	$27.17	$23.60
Value at end of period	$36.63	$39.66	$31.75	$29.64	$29.53	$27.17
Number of accumulation units outstanding at end of period	95	109	109	205	205	9,786
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.42	$18.32	$16.54	$16.22	$14.39	$12.60
Value at end of period	$21.62	$22.42	$18.32	$16.54	$16.22	$14.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	29,107
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.29	$19.77	$17.46	$17.99	$15.99	$13.94
Value at end of period	$21.09	$23.29	$19.77	$17.46	$17.99	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,648
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.69	$20.77	$17.17	$18.02	$17.20	$14.52
Value at end of period	$20.99	$23.69	$20.77	$17.17	$18.02	$17.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.43	$22.29	$19.69	$19.90	$18.87	$15.91
Value at end of period	$22.20	$26.43	$22.29	$19.69	$19.90	$18.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,868
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.25	$23.59	$18.99	$19.32	$17.16	$15.12
Value at end of period	$22.50	$26.25	$23.59	$18.99	$19.32	$17.16
Number of accumulation units outstanding at end of period	151	173	173	326	325	7,607
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.29	$19.32	$18.56	$18.06	$13.92	$14.55
Value at end of period	$18.71	$20.29	$19.32	$18.56	$18.06	$13.92
Number of accumulation units outstanding at end of period	356	407	407	766	765	1,735
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$31.60	$22.13	$19.62	$23.33	$23.16	$23.16
Value at end of period	$26.26	$31.60	$22.13	$19.62	$23.33	$23.16
Number of accumulation units outstanding at end of period	115	132	132	247	247	101
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$34.56	$29.95	$24.67	$25.65	$23.71	$23.71
Value at end of period	$30.88	$34.56	$29.95	$24.67	$25.65	$23.71
Number of accumulation units outstanding at end of period	109	125	125	236	236	99
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.77	$22.17	$19.43	$20.40	$20.36	$19.39
Value at end of period	$23.10	$23.77	$22.17	$19.43	$20.40	$20.36
Number of accumulation units outstanding at end of period	126	144	144	271	271	3,258

CFI 5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$30.12	$26.21	$24.30	$23.12	$20.65	$20.65
Value at end of period	$30.23	$30.12	$26.21	$24.30	$23.12	$20.65
Number of accumulation units outstanding at end of period	124	142	142	267	267	114
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.73	$10.42	$10.25	$10.62	$11.39	$10.08
Value at end of period	$10.81	$12.73	$10.42	$10.25	$10.62	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	561

TABLE 3
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$28.54	$22.47	$22.09	$21.63	$20.70	$18.56
Value at end of period	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70
Number of accumulation units outstanding at end of period	326	381	381	465	599	1,001
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$13.17	$12.81	$12.27	$12.58	$12.29	$12.54
Value at end of period	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29
Number of accumulation units outstanding at end of period	585	585	586	44	44	44
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.89	$18.67	$16.41	$16.95	$15.10	$13.18
Value at end of period	$21.36	$21.89	$18.67	$16.41	$16.95	$15.10
Number of accumulation units outstanding at end of period	2,459	2,454	2,964	2,860	2,783	2,705
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.40	$17.41	$15.52	$15.07	$13.88	$11.75
Value at end of period	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88
Number of accumulation units outstanding at end of period	5,694	5,622	5,558	7,577	8,882	16,699
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2017)
Value at beginning of period	$19.42	$18.59
Value at end of period	$17.49	$19.42
Number of accumulation units outstanding at end of period	33	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$31.41	$24.99	$23.11	$22.01	$20.20	$16.68
Value at end of period	$30.39	$31.41	$24.99	$23.11	$22.01	$20.20
Number of accumulation units outstanding at end of period	10,582	10,464	10,429	11,293	12,325	17,437

CFI 6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2013)
Value at beginning of period	$24.69	$22.21	$17.96	$20.09	$18.37	$16.22
Value at end of period	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37
Number of accumulation units outstanding at end of period	753	604	425	407	390	372
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$25.01	$21.64	$18.78	$19.65	$17.76	$15.82
Value at end of period	$21.52	$25.01	$21.64	$18.78	$19.65	$17.76
Number of accumulation units outstanding at end of period	45	35	23	10	0	83
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2013)
Value at beginning of period	$13.23	$10.12	$11.24	$11.73	$11.88	$10.25
Value at end of period	$11.75	$13.23	$10.12	$11.24	$11.73	$11.88
Number of accumulation units outstanding at end of period	744	724	1,313	1,736	2,069	2,265
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during April 2015)
Value at beginning of period	$12.74	$11.74	$9.59	$10.52
Value at end of period	$11.49	$12.74	$11.74	$9.59
Number of accumulation units outstanding at end of period	52	40	27	11
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$19.93	$18.75
Value at end of period	$19.34	$19.93
Number of accumulation units outstanding at end of period	304	304
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$12.80	$11.20	$10.60	$10.85
Value at end of period	$11.79	$12.80	$11.20	$10.60
Number of accumulation units outstanding at end of period	697	612	530	421
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.01	$17.71	$15.59	$16.49	$14.76	$12.37
Value at end of period	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76
Number of accumulation units outstanding at end of period	3,010	2,971	3,702	5,768	7,491	7,270
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during March 2017)
Value at beginning of period	$15.51	$13.79
Value at end of period	$13.68	$15.51
Number of accumulation units outstanding at end of period	571	301
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$30.56	$25.15	$23.36	$23.27	$20.85	$17.51
Value at end of period	$28.53	$30.56	$25.15	$23.36	$23.27	$20.85
Number of accumulation units outstanding at end of period	5,838	5,925	6,202	8,008	8,187	8,689
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$14.72	$12.39	$12.57
Value at end of period	$12.40	$14.72	$12.39
Number of accumulation units outstanding at end of period	0	0	523

CFI 7

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$7.15	$7.13	$4.32
Value at end of period	$5.45	$7.15	$7.13
Number of accumulation units outstanding at end of period	0	0	1,017
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.75	$26.06	$20.08	$21.74	$21.69	$17.59
Value at end of period	$24.97	$28.75	$26.06	$20.08	$21.74	$21.69
Number of accumulation units outstanding at end of period	3,044	3,047	3,103	4,449	4,628	4,333
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during March 2017)
Value at beginning of period	$6.13	$5.95
Value at end of period	$4.49	$6.13
Number of accumulation units outstanding at end of period	1,408	702
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.22	$10.55	$9.48	$10.03
Value at end of period	$10.82	$11.22	$10.55	$9.48
Number of accumulation units outstanding at end of period	813	455	45	19
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during October 2017)
Value at beginning of period	$14.14	$13.97
Value at end of period	$13.37	$14.14
Number of accumulation units outstanding at end of period	44	31
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during April 2015)
Value at beginning of period	$14.47	$12.35	$10.78	$11.01
Value at end of period	$13.78	$14.47	$12.35	$10.78
Number of accumulation units outstanding at end of period	1,818	1,046	57	25
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$10.36	$10.20
Value at end of period	$10.45	$10.36
Number of accumulation units outstanding at end of period	1,533	808
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.77	$10.48	$10.27	$10.31	$9.77	$9.56
Value at end of period	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	92	68	43	151	132	132
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during March 2017)
Value at beginning of period	$13.67	$11.27
Value at end of period	$12.37	$13.67
Number of accumulation units outstanding at end of period	1,258	725
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$25.13	$21.62	$19.64	$19.81	$17.35	$14.67
Value at end of period	$25.00	$25.13	$21.62	$19.64	$19.81	$17.35
Number of accumulation units outstanding at end of period	1,351	1,381	1,661	3,653	3,537	3,382

CFI 8

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during January 2016)
Value at beginning of period	$3.97	$3.63	$2.25
Value at end of period	$3.47	$3.97	$3.63
Number of accumulation units outstanding at end of period	0	0	1,508
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.83	$11.39
Value at end of period	$11.93	$12.83
Number of accumulation units outstanding at end of period	1,281	722
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.60	$10.24	$9.71	$10.36
Value at end of period	$11.42	$12.60	$10.24	$9.71
Number of accumulation units outstanding at end of period	70	106	178	178
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.39	$11.35	$11.37	$11.40	$11.43	$11.45
Value at end of period	$11.53	$11.39	$11.35	$11.37	$11.40	$11.43
Number of accumulation units outstanding at end of period	20,647	22,274	29,661	35,105	43,361	92,506
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$26.73	$22.28	$20.36	$20.71	$18.76	$16.90
Value at end of period	$25.46	$26.73	$22.28	$20.36	$20.71	$18.76
Number of accumulation units outstanding at end of period	2,032	2,013	1,984	3,375	3,430	3,261
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.52	$16.17	$15.14	$15.38	$14.56	$12.99
Value at end of period	$17.55	$18.52	$16.17	$15.14	$15.38	$14.56
Number of accumulation units outstanding at end of period	4,958	4,950	5,679	6,079	8,645	8,227
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.45	$17.29	$16.03	$16.32	$15.42	$13.43
Value at end of period	$18.99	$20.45	$17.29	$16.03	$16.32	$15.42
Number of accumulation units outstanding at end of period	10,150	14,223	16,649	16,376	15,890	15,151
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.40	$17.82	$16.50	$16.83	$15.87	$13.64
Value at end of period	$19.60	$21.40	$17.82	$16.50	$16.83	$15.87
Number of accumulation units outstanding at end of period	3,237	3,074	4,977	4,002	3,163	3,093
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$21.60	$17.90	$16.61	$17.38
Value at end of period	$19.71	$21.60	$17.90	$16.61
Number of accumulation units outstanding at end of period	344	346	345	180
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.16	$13.90	$13.25	$13.41	$12.66	$12.23
Value at end of period	$14.65	$15.16	$13.90	$13.25	$13.41	$12.66
Number of accumulation units outstanding at end of period	2,836	2,835	4,214	6,212	806	768

CFI 9

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.93	$16.17	$15.54	$15.58
Value at end of period	$16.79	$16.93	$16.17	$15.54
Number of accumulation units outstanding at end of period	8,257	8,433	11,451	11,763
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.88	$9.54	$9.49	$9.60	$10.24	$9.57
Value at end of period	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24
Number of accumulation units outstanding at end of period	3,421	3,365	3,306	3,194	3,145	2,901
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.05	$22.51	$21.77	$20.58	$18.21	$15.21
Value at end of period	$28.46	$29.05	$22.51	$21.77	$20.58	$18.21
Number of accumulation units outstanding at end of period	24,624	25,098	26,955	34,198	38,709	44,116
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$14.99	$13.28	$11.73	$12.34	$11.28	$10.22
Value at end of period	$13.75	$14.99	$13.28	$11.73	$12.34	$11.28
Number of accumulation units outstanding at end of period	4,369	4,475	4,469	4,653	4,686	4,438
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$38.74	$31.06	$29.04	$28.98	$26.70	$22.53
Value at end of period	$35.73	$38.74	$31.06	$29.04	$28.98	$26.70
Number of accumulation units outstanding at end of period	3,155	3,167	3,557	4,556	5,279	6,272
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$22.10	$18.08	$16.35	$16.06	$14.27	$12.68
Value at end of period	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27
Number of accumulation units outstanding at end of period	476	476	476	476	476	379
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.95	$19.51	$17.26	$17.81	$15.85	$13.37
Value at end of period	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85
Number of accumulation units outstanding at end of period	2,234	2,234	2,231	3,405	3,297	3,198
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.35	$20.50	$16.98	$17.84	$17.05	$14.05
Value at end of period	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05
Number of accumulation units outstanding at end of period	2,351	2,334	2,312	2,226	2,131	2,046
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$37.16	$31.39	$27.77	$28.11	$26.69	$22.02
Value at end of period	$31.17	$37.16	$31.39	$27.77	$28.11	$26.69
Number of accumulation units outstanding at end of period	1,932	1,851	1,969	2,794	2,709	2,457
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$35.02	$32.22
Value at end of period	$29.39	$35.02
Number of accumulation units outstanding at end of period	141	129

CFI 10

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.61	$13.23	$12.97	$12.97	$12.31	$12.25
Value at end of period	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31
Number of accumulation units outstanding at end of period	1,471	1,451	1,712	3,501	2,991	2,758
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.48	$23.52	$21.12	$20.95	$18.54	$15.84
Value at end of period	$27.08	$28.48	$23.52	$21.12	$20.95	$18.54
Number of accumulation units outstanding at end of period	2,765	2,779	3,281	3,692	4,312	7,726
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$25.96	$23.36	$18.84	$19.19	$17.07	$15.40
Value at end of period	$22.22	$25.96	$23.36	$18.84	$19.19	$17.07
Number of accumulation units outstanding at end of period	2,072	2,105	2,440	3,992	3,994	4,070
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.98	$19.05	$18.33	$17.86	$13.79	$14.24
Value at end of period	$18.39	$19.98	$19.05	$18.33	$17.86	$13.79
Number of accumulation units outstanding at end of period	0	0	0	593	593	598
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.50	$23.34	$19.52	$20.17	$18.37	$15.94
Value at end of period	$22.84	$26.50	$23.34	$19.52	$20.17	$18.37
Number of accumulation units outstanding at end of period	5,972	6,456	7,049	8,926	10,864	10,573
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$31.11	$21.82	$19.38	$23.08	$22.94	$21.77
Value at end of period	$25.82	$31.11	$21.82	$19.38	$23.08	$22.94
Number of accumulation units outstanding at end of period	251	222	350	264	250	248
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$34.03	$29.54	$24.37	$25.37	$23.49	$20.72
Value at end of period	$30.36	$34.03	$29.54	$24.37	$25.37	$23.49
Number of accumulation units outstanding at end of period	33	46	34	270	676	658
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.25	$21.50	$21.51	$20.72	$20.31	$17.06
Value at end of period	$25.31	$29.25	$21.50	$21.51	$20.72	$20.31
Number of accumulation units outstanding at end of period	6,161	6,053	6,509	7,433	7,138	8,089
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.40	$21.86	$19.19	$20.18	$20.17	$18.92
Value at end of period	$22.71	$23.40	$21.86	$19.19	$20.18	$20.17
Number of accumulation units outstanding at end of period	1,773	1,743	2,525	3,648	3,533	3,493
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$29.66	$25.85	$23.99	$22.87	$20.45	$18.84
Value at end of period	$29.72	$29.66	$25.85	$23.99	$22.87	$20.45
Number of accumulation units outstanding at end of period	33,410	36,546	34,876	19,805	16,640	17,839

CFI 11

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.42	$21.08	$17.80	$19.17	$17.90	$16.72
Value at end of period	$22.08	$24.42	$21.08	$17.80	$19.17	$17.90
Number of accumulation units outstanding at end of period	473	393	968	726	877	882
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$35.47	$26.63	$26.31	$23.82	$22.30
Value at end of period	$34.98	$35.47	$26.63	$26.31	$23.82
Number of accumulation units outstanding at end of period	302	280	0	125	125
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.55	$10.29	$10.13	$10.51	$11.29	$9.50
Value at end of period	$10.64	$12.55	$10.29	$10.13	$10.51	$11.29
Number of accumulation units outstanding at end of period	4,400	4,368	4,541	6,842	6,602	8,497
WANGER INTERNATIONAL
(Funds were first received in this option during April 2015)
Value at beginning of period	$16.60	$12.53	$12.75	$13.37
Value at end of period	$13.62	$16.60	$12.53	$12.75
Number of accumulation units outstanding at end of period	110	85	56	24
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$31.96	$25.31	$22.39	$22.41	$21.79	$19.77
Value at end of period	$27.91	$31.96	$25.31	$22.39	$22.41	$21.79
Number of accumulation units outstanding at end of period	2,344	2,413	2,412	2,372	2,258	3,140
WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$29.67	$24.89	$21.96	$22.16	$21.21	$18.65
Value at end of period	$29.15	$29.67	$24.89	$21.96	$22.16	$21.21
Number of accumulation units outstanding at end of period	1,035	1,004	975	918	1,012	747

TABLE 4
FOR DEFERRED COMPENSATION CONTRACTS AND CONTRACTS ISSUED UNDER 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.30	$22.30	$21.95	$21.50	$20.60	$17.50
Value at end of period	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60
Number of accumulation units outstanding at end of period	122	53	38	271	358	343
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during May 2013)
Value at beginning of period	$21.73	$18.56	$16.33	$16.88	$15.06	$13.77
Value at end of period	$21.19	$21.73	$18.56	$16.33	$16.88	$15.06
Number of accumulation units outstanding at end of period	0	2,856	7,943	9,890	9,982	10,335

CFI 12

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2018)
Value at beginning of period	$11.13
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	17
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2013)
Value at beginning of period	$24.50	$22.06	$17.85	$20.00	$18.30	$14.63
Value at end of period	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30
Number of accumulation units outstanding at end of period	338	284	392	722	1,706	2,558
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.28	$10.55	$8.92
Value at end of period	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	1,348	1,990	142
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$19.68	$17.65	$16.43	$16.86	$15.45	$15.39
Value at end of period	$19.08	$19.68	$17.65	$16.43	$16.86	$15.45
Number of accumulation units outstanding at end of period	4,007	3,482	3,481	3,474	3,475	3,474
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$17.18	$15.45	$11.86
Value at end of period	$14.11	$17.18	$15.45
Number of accumulation units outstanding at end of period	0	0	59
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.08	$10.65	$10.51	$11.86
Value at end of period	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	1,104	2,194	721	518
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2013)
Value at beginning of period	$24.10	$22.05	$17.55	$18.27	$17.46	$14.13
Value at end of period	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46
Number of accumulation units outstanding at end of period	457	446	473	420	336	336
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.72	$10.44	$10.52
Value at end of period	$10.67	$10.72	$10.44
Number of accumulation units outstanding at end of period	12	22	10
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during May 2013)
Value at beginning of period	$24.94	$21.48	$19.53	$19.72	$17.29	$15.25
Value at end of period	$24.79	$24.94	$21.48	$19.53	$19.72	$17.29
Number of accumulation units outstanding at end of period	0	504	1,574	1,388	1,209	1,321
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.35	$6.22	$5.91
Value at end of period	$5.43	$6.35	$6.22
Number of accumulation units outstanding at end of period	229	142	584

CFI 13

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.32	$10.05	$10.20
Value at end of period	$10.33	$10.32	$10.05
Number of accumulation units outstanding at end of period	0	23	10
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.80	$10.77	$9.67	$9.79
Value at end of period	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	3,828	2,752	914	806
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$18.38	$16.07	$15.06	$15.43
Value at end of period	$17.40	$18.38	$16.07	$15.06
Number of accumulation units outstanding at end of period	0	2	86	59
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2015)
Value at beginning of period	$20.30	$17.17	$15.95	$15.42
Value at end of period	$18.83	$20.30	$17.17	$15.95
Number of accumulation units outstanding at end of period	0	0	94	74
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$21.24	$18.00
Value at end of period	$19.43	$21.24
Number of accumulation units outstanding at end of period	0	2
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.83	$22.36	$21.65	$20.49	$18.15	$15.92
Value at end of period	$28.21	$28.83	$22.36	$21.65	$20.49	$18.15
Number of accumulation units outstanding at end of period	0	4,860	6,033	7,353	7,017	5,342
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.72	$10.63
Value at end of period	$10.69	$13.72
Number of accumulation units outstanding at end of period	0	1,259
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$22.73	$19.35	$17.13	$17.70	$15.76	$14.05
Value at end of period	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76
Number of accumulation units outstanding at end of period	979	2,396	2,340	2,927	2,529	2,449
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.09	$23.22	$20.88	$20.74	$18.36	$16.33
Value at end of period	$26.69	$28.09	$23.22	$20.88	$20.74	$18.36
Number of accumulation units outstanding at end of period	0	1,756	2,264	3,003	2,637	2,505

CFI 14

Condensed Financial Information (continued)

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.28	$9.93	$9.34	$9.95
Value at end of period	$10.43	$11.28	$9.93	$9.34
Number of accumulation units outstanding at end of period	21,349	20,306	21,639	2,918
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.25	$10.54	$9.18	$9.27
Value at end of period	$11.60	$12.25	$10.54	$9.18
Number of accumulation units outstanding at end of period	3,406	3,126	850	69
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.10	$15.39	$11.80	$12.68	$12.09	$11.57
Value at end of period	$14.03	$17.10	$15.39	$11.80	$12.68	$12.09
Number of accumulation units outstanding at end of period	929	1,034	500	226	206	2
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.03	$10.62	$10.49	$11.37
Value at end of period	$13.25	$14.03	$10.62	$10.49
Number of accumulation units outstanding at end of period	24,293	18,068	11,975	9,110
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.82	$9.70	$9.85
Value at end of period	$10.13	$11.82	$9.70
Number of accumulation units outstanding at end of period	4,378	2,642	1,781
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.33	$10.13	$10.13
Value at end of period	$10.40	$10.33	$10.13
Number of accumulation units outstanding at end of period	17,667	10,753	8,683
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.67	$10.40	$10.22	$10.28	$9.76	$9.67
Value at end of period	$10.61	$10.67	$10.40	$10.22	$10.28	$9.76
Number of accumulation units outstanding at end of period	86,557	77,161	69,219	57,392	65,711	47,704
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$6.33	$6.21	$5.45	$5.35
Value at end of period	$5.41	$6.33	$6.21	$5.45
Number of accumulation units outstanding at end of period	5,528	4,197	2,934	2,021
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.29	$10.03	$9.96	$10.07
Value at end of period	$10.29	$10.29	$10.03	$9.96
Number of accumulation units outstanding at end of period	12,209	13,432	14,475	491

CFI 15

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.76	$10.75	$9.66	$10.00
Value at end of period	$11.84	$12.76	$10.75	$9.66
Number of accumulation units outstanding at end of period	40,882	32,264	27,965	10,262
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.92	$10.42	$9.80	$10.19	$10.38
Value at end of period	$11.01	$11.92	$10.42	$9.80	$10.19
Number of accumulation units outstanding at end of period	5,499	7,788	2,852	331	206
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$22.54	$19.73	$18.51	$18.83	$17.87	$15.89
Value at end of period	$21.32	$22.54	$19.73	$18.51	$18.83	$17.87
Number of accumulation units outstanding at end of period	285	251	215	175	136	55
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$13.73	$12.33
Value at end of period	$10.69	$13.73
Number of accumulation units outstanding at end of period	2,041	1,354

TABLE 6
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
AMERICAN BEACON SMALL CAP VALUE FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$13.55	$13.66
Value at end of period	$11.33	$13.55
Number of accumulation units outstanding at end of period	53	2
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$21.51	$18.39	$16.20	$15.82
Value at end of period	$20.93	$21.51	$18.39	$16.20
Number of accumulation units outstanding at end of period	3,572	3,249	120	36
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during March 2016)
Value at beginning of period	$11.26	$9.92	$9.57
Value at end of period	$10.41	$11.26	$9.92
Number of accumulation units outstanding at end of period	2,576	7,515	971
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$12.62	$11.63
Value at end of period	$11.36	$12.62
Number of accumulation units outstanding at end of period	5,401	5,224

CFI 16

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
DWS SMALL CAP GROWTH FUND (CLASS S)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.99	$11.62	$10.73	$12.17
Value at end of period	$12.07	$13.99	$11.62	$10.73
Number of accumulation units outstanding at end of period	70	46	50	21
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$15.07	$13.57
Value at end of period	$14.37	$15.07
Number of accumulation units outstanding at end of period	37	17
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$7.08	$6.67
Value at end of period	$5.39	$7.08
Number of accumulation units outstanding at end of period	6	0
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2018)
Value at beginning of period	$14.09
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	107
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during June 2018)
Value at beginning of period	$13.46
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	63
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.12	$10.91
Value at end of period	$10.70	$11.12
Number of accumulation units outstanding at end of period	23	9
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.01	$10.61	$10.48	$11.56
Value at end of period	$13.22	$14.01	$10.61	$10.48
Number of accumulation units outstanding at end of period	1,641	3,211	1,969	1,648
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during March 2017)
Value at beginning of period	$14.34	$12.80
Value at end of period	$13.62	$14.34
Number of accumulation units outstanding at end of period	2,050	615
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.65	$10.39	$10.21	$10.27	$9.75	$9.71
Value at end of period	$10.58	$10.65	$10.39	$10.21	$10.27	$9.75
Number of accumulation units outstanding at end of period	876	1,057	843	931	5,000	165
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.55
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	56

CFI 17

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during September 2013)
Value at beginning of period	$31.11	$26.83	$24.44	$24.71	$21.70	$19.89
Value at end of period	$30.88	$31.11	$26.83	$24.44	$24.71	$21.70
Number of accumulation units outstanding at end of period	436	436	436	435	428	414
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.32	$6.20	$5.89
Value at end of period	$5.39	$6.32	$6.20
Number of accumulation units outstanding at end of period	131	106	66
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.28	$10.03	$10.12
Value at end of period	$10.27	$10.28	$10.03
Number of accumulation units outstanding at end of period	56	1,561	1,401
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$11.90	$10.40	$9.80	$10.44
Value at end of period	$10.98	$11.90	$10.40	$9.80
Number of accumulation units outstanding at end of period	0	0	293,967	10,191
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$22.46	$22.03
Value at end of period	$21.23	$22.46
Number of accumulation units outstanding at end of period	296	13
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2016)
Value at beginning of period	$25.15	$21.31	$21.11
Value at end of period	$23.30	$25.15	$21.31
Number of accumulation units outstanding at end of period	12,484	3,154	109
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$26.77	$24.46
Value at end of period	$24.45	$26.77
Number of accumulation units outstanding at end of period	196	29
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2017)
Value at beginning of period	$21.19	$21.16
Value at end of period	$19.28	$21.19
Number of accumulation units outstanding at end of period	213	2
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2017)
Value at beginning of period	$28.50	$24.56
Value at end of period	$27.85	$28.50
Number of accumulation units outstanding at end of period	122	35
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2017)
Value at beginning of period	$14.82	$13.85
Value at end of period	$13.56	$14.82
Number of accumulation units outstanding at end of period	142	15

CFI 18

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$28.73	$25.28
Value at end of period	$27.25	$28.73
Number of accumulation units outstanding at end of period	4,971	3,234
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$25.48	$23.37
Value at end of period	$21.76	$25.48
Number of accumulation units outstanding at end of period	1,724	1,719

TABLE 7
FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13
Value at end of period	$26.79	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29
Number of accumulation units outstanding at end of period	946	896	1,049	1,023	5,567	7,843	5,128	6,117
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23
Value at end of period	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60
Number of accumulation units outstanding at end of period	15,108	11,836	11,503	10,711	113,309	117,915	177,327	142,894
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.20	$18.17	$16.04	$16.64	$14.90	$11.74	$10.54	$9.67
Value at end of period	$20.60	$21.20	$18.17	$16.04	$16.64	$14.90	$11.74	$10.54
Number of accumulation units outstanding at end of period	3,701	712	487	249	132	600	274	88
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.20	$9.89	$9.32	$9.95
Value at end of period	$10.33	$11.20	$9.89	$9.32
Number of accumulation units outstanding at end of period	6,023	4,589	2,195	2,015
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16
Value at end of period	$18.98	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92
Number of accumulation units outstanding at end of period	12,275	11,315	14,006	13,952	238,499	212,435	203,477	204,466
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.03	$10.12
Value at end of period	$10.48	$12.03
Number of accumulation units outstanding at end of period	959	441

CFI 19

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41
Value at end of period	$29.61	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67
Number of accumulation units outstanding at end of period	445,243	446,527	437,095	432,227	1,244,128	1,216,034	1,208,645	1,226,026
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75
Value at end of period	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90
Number of accumulation units outstanding at end of period	2,591	18,406	18,422	18,472	116,506	71,374	5,915	5,735
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24
Value at end of period	$30.83	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17
Number of accumulation units outstanding at end of period	2,203	2,209	1,668	2,417	30,091	33,253	7,337	2,131
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43
Value at end of period	$11.61	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76
Number of accumulation units outstanding at end of period	10,350	11,048	12,339	11,906	30,173	25,069	5,587	3,213
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.17	$10.49	$9.17	$9.98
Value at end of period	$11.50	$12.17	$10.49	$9.17
Number of accumulation units outstanding at end of period	261	261	92	56
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during April 2017)
Value at beginning of period	$11.74	$10.43
Value at end of period	$12.62	$11.74
Number of accumulation units outstanding at end of period	970	320
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$12.53	$11.77
Value at end of period	$11.25	$12.53
Number of accumulation units outstanding at end of period	44	16
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77
Value at end of period	$16.45	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28
Number of accumulation units outstanding at end of period	3,286	3,272	4,519	5,034	23,136	15,361	9,479	6,347
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.41	$12.14	$10.61	$10.58
Value at end of period	$12.65	$14.41	$12.14	$10.61
Number of accumulation units outstanding at end of period	426	341	159	71
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.91	$15.25	$11.73	$12.63	$12.57
Value at end of period	$13.83	$16.91	$15.25	$11.73	$12.63
Number of accumulation units outstanding at end of period	235	283	187	91	7,669
FEDERATED INTERNATIONAL LEADERS FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.26	$12.83
Value at end of period	$10.44	$13.26
Number of accumulation units outstanding at end of period	164	22

CFI 20

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13
Value at end of period	$39.23	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48
Number of accumulation units outstanding at end of period	358,957	390,399	390,873	402,272	1,055,352	1,060,903	1,050,981	1,137,377
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$14.97	$14.10
Value at end of period	$14.23	$14.97
Number of accumulation units outstanding at end of period	39	23
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.14	$9.42	$11.43	$12.23
Value at end of period	$9.34	$11.14	$9.42	$11.43
Number of accumulation units outstanding at end of period	422	301	181	62
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$7.03	$6.40
Value at end of period	$5.34	$7.03
Number of accumulation units outstanding at end of period	6	13
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71
Value at end of period	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83
Number of accumulation units outstanding at end of period	21,566	24,010	21,729	23,188	104,497	111,018	113,547	188,458
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.98	$10.77
Value at end of period	$10.90	$10.98
Number of accumulation units outstanding at end of period	1,967	522
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74
Value at end of period	$19.62	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79
Number of accumulation units outstanding at end of period	77	1,082	1,091	1,019	1,048	1,030	1,659	1,408
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.91	$10.55	$10.45	$11.54
Value at end of period	$13.10	$13.91	$10.55	$10.45
Number of accumulation units outstanding at end of period	5,904	5,910	3,418	2,041
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during December 2017)
Value at beginning of period	$14.24	$14.09
Value at end of period	$13.50	$14.24
Number of accumulation units outstanding at end of period	70	2
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$10.28	$10.18
Value at end of period	$10.33	$10.28
Number of accumulation units outstanding at end of period	5,329	1,477
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.55	$10.31	$10.15	$10.23	$9.74	$9.85
Value at end of period	$10.46	$10.55	$10.31	$10.15	$10.23	$9.74
Number of accumulation units outstanding at end of period	33,299	33,734	22,602	11,062	90,405	71,190

CFI 21

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during June 2017)
Value at beginning of period	$13.44	$12.47
Value at end of period	$12.11	$13.44
Number of accumulation units outstanding at end of period	0	127
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during April 2018)
Value at beginning of period	$14.87
Value at end of period	$13.53
Number of accumulation units outstanding at end of period	237
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.67
Value at end of period	$9.17
Number of accumulation units outstanding at end of period	24
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during February 2016)
Value at beginning of period	$15.20	$11.07	$10.04
Value at end of period	$13.69	$15.20	$11.07
Number of accumulation units outstanding at end of period	261	165	21
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during September 2014)
Value at beginning of period	$30.64	$26.48	$24.17	$24.48	$23.09
Value at end of period	$30.36	$30.64	$26.48	$24.17	$24.48
Number of accumulation units outstanding at end of period	157	172	143	114	19
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during February 2017)
Value at beginning of period	$11.24	$10.21
Value at end of period	$11.34	$11.24
Number of accumulation units outstanding at end of period	372	178
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.27	$6.17	$5.43	$7.31
Value at end of period	$5.34	$6.27	$6.17	$5.43
Number of accumulation units outstanding at end of period	529	326	172	142
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.22	$9.99	$9.95	$9.97
Value at end of period	$10.20	$10.22	$9.99	$9.95
Number of accumulation units outstanding at end of period	7,071	6,726	6,765	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91
Value at end of period	$33.70	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02
Number of accumulation units outstanding at end of period	146,861	147,599	144,474	145,754	814,792	880,016	893,765	891,261
THIRD AVENUE REAL ESTATE VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.81	$11.39
Value at end of period	$10.18	$12.81
Number of accumulation units outstanding at end of period	216	147

CFI 22

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76	$9.81
Value at end of period	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	19,270	26,698	29,258	25,694	135,590	178,020	48,427	48,109
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.73	$13.29
Value at end of period	$11.10	$13.73
Number of accumulation units outstanding at end of period	5	1
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.68	$10.70	$9.92
Value at end of period	$11.73	$12.68	$10.70
Number of accumulation units outstanding at end of period	534	3,476	3,264
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2018)
Value at beginning of period	$12.19
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	35
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.81	$10.35	$9.76	$10.18	$10.38
Value at end of period	$10.88	$11.81	$10.35	$9.76	$10.18
Number of accumulation units outstanding at end of period	3	0	0	0	5,980
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27
Value at end of period	$12.81	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18
Number of accumulation units outstanding at end of period	185,795	233,202	219,648	172,433	845,955	1,031,911	867,098	935,309
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96
Value at end of period	$19.49	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86
Number of accumulation units outstanding at end of period	204,243	295,775	349,615	365,163	902,648	1,007,360	899,589	1,303,429
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$22.12	$19.41	$18.25	$18.62	$17.71	$15.90
Value at end of period	$20.87	$22.12	$19.41	$18.25	$18.62	$17.71
Number of accumulation units outstanding at end of period	3,521	1,717	1,166	941	534	243
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$24.78	$21.04	$19.60	$20.04	$19.02	$16.55
Value at end of period	$22.90	$24.78	$21.04	$19.60	$20.04	$19.02
Number of accumulation units outstanding at end of period	6,493	3,903	2,515	1,736	844	348
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$26.37	$22.05	$20.51	$21.01	$19.91	$17.11
Value at end of period	$24.03	$26.37	$22.05	$20.51	$21.01	$19.91
Number of accumulation units outstanding at end of period	4,498	2,354	2,411	1,569	993	482

CFI 23

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$20.87	$17.37	$16.19	$16.59	$15.68	$13.47
Value at end of period	$18.95	$20.87	$17.37	$16.19	$16.59	$15.68
Number of accumulation units outstanding at end of period	3,679	2,165	1,551	810	411	172
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$17.12
Value at end of period	$16.64
Number of accumulation units outstanding at end of period	637
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51
Value at end of period	$22.66	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69
Number of accumulation units outstanding at end of period	396,778	417,760	379,198	377,152	299,860	258,838	335,835	349,205
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06
Value at end of period	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03
Number of accumulation units outstanding at end of period	28,124	34,858	10,359	10,385	41,233	49,620	53,917	94,695
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$28.08	$21.86	$21.24	$20.17	$17.93	$15.81
Value at end of period	$27.38	$28.08	$21.86	$21.24	$20.17	$17.93
Number of accumulation units outstanding at end of period	248	180	128	87	76	57
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$14.69	$13.07	$11.59	$12.00
Value at end of period	$13.41	$14.69	$13.07	$11.59
Number of accumulation units outstanding at end of period	271	0	43	3
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20
Value at end of period	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99
Number of accumulation units outstanding at end of period	156,770	152,209	32,020	29,958	312,500	337,918	252,066	149,790
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$13.67	$12.59
Value at end of period	$10.61	$13.67
Number of accumulation units outstanding at end of period	2,313	2,588
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09
Value at end of period	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25
Number of accumulation units outstanding at end of period	11,826	21,813	20,813	12,406	86,384	59,841	60,057	37,050
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26
Value at end of period	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99
Number of accumulation units outstanding at end of period	30,618	31,059	34,039	32,464	57,538	20,155	13,728	14,155
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99
Value at end of period	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48
Number of accumulation units outstanding at end of period	8,655	8,810	11,813	11,020	31,750	18,079	11,038	9,278

CFI 24

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09
Value at end of period	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10
Number of accumulation units outstanding at end of period	14,949	16,063	17,089	15,109	45,936	49,736	26,721	16,464
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90
Value at end of period	$39.09	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19
Number of accumulation units outstanding at end of period	24,058	30,206	32,400	34,848	99,038	104,612	112,565	174,448
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31
Value at end of period	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04
Number of accumulation units outstanding at end of period	9,883	9,924	10,261	8,564	32,445	21,315	27,027	29,210
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18
Value at end of period	$26.47	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30
Number of accumulation units outstanding at end of period	58,738	38,516	18,528	10,752	6,946	4,641	5,777	2,966
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$25.11	$22.70	$18.39	$18.82	$16.81	$14.24
Value at end of period	$21.40	$25.11	$22.70	$18.39	$18.82	$16.81
Number of accumulation units outstanding at end of period	455	270	176	141	47	16
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53
Value at end of period	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45
Number of accumulation units outstanding at end of period	80,543	84,404	94,382	95,773	318,423	307,333	228,126	179,483
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07
Value at end of period	$21.19	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83
Number of accumulation units outstanding at end of period	105,645	114,563	12,753	12,785	344,939	315,283	319,311	411,802
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00
Value at end of period	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65
Number of accumulation units outstanding at end of period	89,546	88,850	78,853	81,696	109,397	104,366	92,052	90,259
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50
Value at end of period	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87
Number of accumulation units outstanding at end of period	14,336	15,820	11,373	10,979	17,346	19,512	16,380	12,573
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15
Value at end of period	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85
Number of accumulation units outstanding at end of period	22,179	21,880	9,049	7,643	47,751	39,276	19,736	14,260
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13
Value at end of period	$23.93	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88
Number of accumulation units outstanding at end of period	85,149	128,152	15,925	18,770	558,744	585,573	619,713	902,391
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$22.16	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34
Value at end of period	$21.41	$22.16	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12
Number of accumulation units outstanding at end of period	13,373	15,401	17,896	16,535	86,703	76,533	29,121	34,580

CFI 25

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93
Value at end of period	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22
Number of accumulation units outstanding at end of period	1,081,643	1,012,831	929,588	875,985	3,485,937	3,359,523	3,081,701	2,868,974
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70
Value at end of period	$29.69	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43
Number of accumulation units outstanding at end of period	91,437	90,402	82,835	77,166	75,982	69,534	67,391	50,329
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$12.01	$9.89	$9.78	$10.20	$11.00	$9.21	$7.81	$8.94
Value at end of period	$10.14	$12.01	$9.89	$9.78	$10.20	$11.00	$9.21	$7.81
Number of accumulation units outstanding at end of period	72,835	71,071	55,311	51,485	139,345	174,879	164,836	105,300
WANGER SELECT
Value at beginning of period	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96
Value at end of period	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86
Number of accumulation units outstanding at end of period	54,928	56,453	51,643	53,492	240,018	283,027	314,224	347,803
WANGER USA
Value at beginning of period	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86
Value at end of period	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23
Number of accumulation units outstanding at end of period	17,073	16,024	15,208	18,159	102,577	107,493	107,173	126,160

TABLE 8
FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during September 2012)
Value at beginning of period	$21.13	$18.11	$16.00	$16.61	$14.88	$11.73	$11.77
Value at end of period	$20.52	$21.13	$18.11	$16.00	$16.61	$14.88	$11.73
Number of accumulation units outstanding at end of period	8,812	8,866	7,138	231	194	118	31
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.19	$9.88	$9.32	$9.83
Value at end of period	$10.31	$11.19	$9.88	$9.32
Number of accumulation units outstanding at end of period	14,078	22,594	2,377	74
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.01	$9.13	$9.69
Value at end of period	$10.45	$12.01	$9.13
Number of accumulation units outstanding at end of period	3,282	2,931	1,650
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.15	$10.48	$9.16	$10.03
Value at end of period	$11.47	$12.15	$10.48	$9.16
Number of accumulation units outstanding at end of period	47,871	36,981	40,637	1,946

CFI 26

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2015)
Value at beginning of period	$11.73	$9.44	$10.11	$9.97
Value at end of period	$12.59	$11.73	$9.44	$10.11
Number of accumulation units outstanding at end of period	1,096	415	252	44
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2018)
Value at beginning of period	$12.81
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	9
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$16.87	$15.22	$11.71	$12.62	$12.07	$10.96
Value at end of period	$13.79	$16.87	$15.22	$11.71	$12.62	$12.07
Number of accumulation units outstanding at end of period	2,427	4,984	4,717	2,704	2,816	1,763
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during January 2018)
Value at beginning of period	$15.49
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	18
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.45	$12.23	$14.85	$17.09
Value at end of period	$12.11	$14.45	$12.23	$14.85
Number of accumulation units outstanding at end of period	3,271	2,387	1,471	378
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during October 2017)
Value at beginning of period	$6.02	$5.58
Value at end of period	$4.39	$6.02
Number of accumulation units outstanding at end of period	153	10,377
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during May 2018)
Value at beginning of period	$11.12
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	116
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.02	$11.00
Value at end of period	$10.57	$11.02
Number of accumulation units outstanding at end of period	0	17
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.88	$10.54	$10.44	$11.70
Value at end of period	$13.07	$13.88	$10.54	$10.44
Number of accumulation units outstanding at end of period	72,854	44,524	40,987	13,438
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during September 2016)
Value at beginning of period	$14.21	$12.19	$11.39
Value at end of period	$13.47	$14.21	$12.19
Number of accumulation units outstanding at end of period	12,287	5,526	7,067

CFI 27

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.76	$9.68	$9.98
Value at end of period	$10.05	$11.76	$9.68
Number of accumulation units outstanding at end of period	166	2,063	1,899
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.28	$10.11	$10.11
Value at end of period	$10.31	$10.28	$10.11
Number of accumulation units outstanding at end of period	22,688	35,577	5,644
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.53	$10.29	$10.14	$10.22	$9.74	$9.77
Value at end of period	$10.43	$10.53	$10.29	$10.14	$10.22	$9.74
Number of accumulation units outstanding at end of period	90,485	69,272	62,363	28,856	24,866	14,298
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during February 2018)
Value at beginning of period	$13.27
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	2,757
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.83	$11.34
Value at end of period	$13.50	$13.83
Number of accumulation units outstanding at end of period	0	2,254
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.44	$9.09	$9.57
Value at end of period	$9.15	$11.44	$9.09
Number of accumulation units outstanding at end of period	9,127	7,653	5,507
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during May 2018)
Value at beginning of period	$15.79
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	19
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during April 2015)
Value at beginning of period	$30.53	$26.40	$24.10	$24.18
Value at end of period	$30.23	$30.53	$26.40	$24.10
Number of accumulation units outstanding at end of period	108	54	28	12
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$6.26	$6.16	$5.16
Value at end of period	$5.33	$6.26	$6.16
Number of accumulation units outstanding at end of period	375	0	1
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.21	$9.98	$9.94	$9.96
Value at end of period	$10.18	$10.21	$9.98	$9.94
Number of accumulation units outstanding at end of period	6,928	6,715	6,657	2,496

CFI 28

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
THIRD AVENUE REAL ESTATE VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during April 2015)
Value at beginning of period	$12.79	$10.55	$10.05	$10.85
Value at end of period	$10.16	$12.79	$10.55	$10.05
Number of accumulation units outstanding at end of period	1,376	1,150	823	8
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.66	$10.69	$9.64	$10.07
Value at end of period	$11.71	$12.66	$10.69	$9.64
Number of accumulation units outstanding at end of period	18,799	27,469	32,453	10,735
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2017)
Value at beginning of period	$12.41	$10.35
Value at end of period	$11.19	$12.41
Number of accumulation units outstanding at end of period	341	89
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.79	$10.34	$9.75	$10.17	$10.30
Value at end of period	$10.85	$11.79	$10.34	$9.75	$10.17
Number of accumulation units outstanding at end of period	8,617	7,866	8,291	6,871	1,222
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$22.04	$19.34	$18.20	$18.58	$18.77
Value at end of period	$20.78	$22.04	$19.34	$18.20	$18.58
Number of accumulation units outstanding at end of period	467	111	2,286	1,319	137
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$24.68	$20.97	$19.55	$20.00	$20.00
Value at end of period	$22.80	$24.68	$20.97	$19.55	$20.00
Number of accumulation units outstanding at end of period	2,408	14	12	12	3
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2018)
Value at beginning of period	$26.17
Value at end of period	$23.93
Number of accumulation units outstanding at end of period	37
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$20.79	$17.31	$16.14	$16.67
Value at end of period	$18.87	$20.79	$17.31	$16.14
Number of accumulation units outstanding at end of period	13	33	17	3
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.22	$15.88	$15.21	$15.55
Value at end of period	$16.57	$17.22	$15.88	$15.21
Number of accumulation units outstanding at end of period	1,547	1,544	1,543	1,543
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$27.97	$21.79	$21.18	$20.12	$17.89	$13.81	$13.44
Value at end of period	$27.27	$27.97	$21.79	$21.18	$20.12	$17.89	$13.81
Number of accumulation units outstanding at end of period	18,866	16,608	14,773	219	190	129	174

CFI 29

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2016)
Value at beginning of period	$13.66	$10.16	$10.52
Value at end of period	$10.60	$13.66	$10.16
Number of accumulation units outstanding at end of period	11,150	2,537	5
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$25.02	$22.63	$18.34	$18.77	$16.78	$12.84	$12.58
Value at end of period	$21.31	$25.02	$22.63	$18.34	$18.77	$16.78	$12.84
Number of accumulation units outstanding at end of period	8,614	6,602	5,283	388	273	154	13

TABLE 9
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2015)
Value at beginning of period	$23.77	$21.48	$17.45	$19.12
Value at end of period	$19.20	$23.77	$21.48	$17.45
Number of accumulation units outstanding at end of period	20	9	5	5
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.45	$12.23	$14.85	$15.48
Value at end of period	$12.11	$14.45	$12.23	$14.85
Number of accumulation units outstanding at end of period	863	802	385	129
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$7.02	$7.04	$4.69
Value at end of period	$5.32	$7.02	$7.04
Number of accumulation units outstanding at end of period	466	337	226
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during February 2016)
Value at beginning of period	$6.02	$6.58	$4.58
Value at end of period	$4.39	$6.02	$6.58
Number of accumulation units outstanding at end of period	754	467	234
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS Y)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.52	$10.09	$9.49	$11.10	$12.45
Value at end of period	$11.81	$13.52	$10.09	$9.49	$11.10
Number of accumulation units outstanding at end of period	0	0	31	32	9
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.14	$10.72	$10.41
Value at end of period	$12.24	$12.14	$10.72
Number of accumulation units outstanding at end of period	2	2	2

CFI 30

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$3.84	$3.53	$2.44	$3.35	$3.68	$3.94
Value at end of period	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68
Number of accumulation units outstanding at end of period	3,907	3,482	1,265	831	235	30
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.41	$10.14	$9.66	$10.35
Value at end of period	$11.19	$12.41	$10.14	$9.66
Number of accumulation units outstanding at end of period	872	714	665	428
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$20.61	$17.25	$16.05	$16.48
Value at end of period	$18.78	$20.61	$17.25	$16.05
Number of accumulation units outstanding at end of period	28	15	10	10
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$14.43
Value at end of period	$14.04
Number of accumulation units outstanding at end of period	40
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.97	$21.79	$21.18	$21.25
Value at end of period	$27.27	$27.97	$21.79	$21.18
Number of accumulation units outstanding at end of period	93	19	1	17
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$35.63	$28.72	$26.98	$27.06	$25.06	$20.92
Value at end of period	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06
Number of accumulation units outstanding at end of period	168,580	163,916	34,014	31,977	26,613	29,630
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2013)
Value at beginning of period	$23.75	$20.16	$17.92	$18.23	$17.40	$16.75
Value at end of period	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40
Number of accumulation units outstanding at end of period	0	0	85	74	61	55
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$28.05
Value at end of period	$26.27
Number of accumulation units outstanding at end of period	17
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$25.02	$22.63	$18.34	$18.65
Value at end of period	$21.31	$25.02	$22.63	$18.34
Number of accumulation units outstanding at end of period	19	9	5	5

CFI 31

Condensed Financial Information (continued)

TABLE 10
FOR CONTRACTS ISSUED UNDER 401(a) AND 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09
Value at end of period	$26.28	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22
Number of accumulation units outstanding at end of period	10,090	10,781	9,959	10,821	8,543	6,540	6,031	5,954
AMERICAN BEACON SMALL CAP VALUE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2014)
Value at beginning of period	$13.35	$12.44	$9.94	$10.61	$9.72
Value at end of period	$11.13	$13.35	$12.44	$9.94	$10.61
Number of accumulation units outstanding at end of period	1,605	1,950	1,386	77	4
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20
Value at end of period	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53
Number of accumulation units outstanding at end of period	76,960	83,506	69,385	83,359	79,279	79,219	122,142	94,773
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.91	$17.95	$15.88	$16.51	$14.81	$11.69	$10.52	$10.34
Value at end of period	$20.27	$20.91	$17.95	$15.88	$16.51	$14.81	$11.69	$10.52
Number of accumulation units outstanding at end of period	13,436	11,659	10,343	10,053	7,660	4,569	1,664	12
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.14	$9.86	$9.31	$9.76
Value at end of period	$10.26	$11.14	$9.86	$9.31
Number of accumulation units outstanding at end of period	62,885	38,744	19,956	574
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11
Value at end of period	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85
Number of accumulation units outstanding at end of period	317,368	352,606	367,302	296,304	264,185	265,874	242,343	225,832
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.94	$9.09	$8.83	$9.48	$9.90
Value at end of period	$10.38	$11.94	$9.09	$8.83	$9.48
Number of accumulation units outstanding at end of period	2,887	3,006	1,793	156	6
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24
Value at end of period	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47
Number of accumulation units outstanding at end of period	871,016	955,193	970,917	982,274	1,033,466	1,044,667	997,051	1,014,665
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74
Value at end of period	$18.95	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86
Number of accumulation units outstanding at end of period	81,244	84,356	79,801	80,171	96,610	75,801	43,476	28,312

CFI 32

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56
Value at end of period	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15
Number of accumulation units outstanding at end of period	29,865	32,269	34,828	40,963	29,733	24,260	11,322	9,880
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37
Value at end of period	$11.34	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69
Number of accumulation units outstanding at end of period	27,393	49,971	51,662	50,081	42,293	43,695	34,867	22,314
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.10	$10.46	$9.15	$9.99
Value at end of period	$11.41	$12.10	$10.46	$9.15
Number of accumulation units outstanding at end of period	8,924	7,295	7,211	1,455
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.68	$9.42	$10.10	$10.66
Value at end of period	$12.53	$11.68	$9.42	$10.10
Number of accumulation units outstanding at end of period	3,310	3,028	1,850	500
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.44	$11.54	$9.49	$10.27	$10.41
Value at end of period	$11.15	$12.44	$11.54	$9.49	$10.27
Number of accumulation units outstanding at end of period	2,734	3,562	2,823	1,242	963
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.50	$11.01	$10.48	$11.04	$11.15
Value at end of period	$11.44	$12.50	$11.01	$10.48	$11.04
Number of accumulation units outstanding at end of period	15,793	15,159	15,271	13,249	13
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72
Value at end of period	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	13,015	15,024	16,107	14,873	15,979	9,355	12,442	12,903
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.31	$12.08	$10.58	$10.48	$9.92
Value at end of period	$12.54	$14.31	$12.08	$10.58	$10.48
Number of accumulation units outstanding at end of period	70	41	105	41	16
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.75	$15.14	$11.66	$12.58	$12.06	$10.35
Value at end of period	$13.68	$16.75	$15.14	$11.66	$12.58	$12.06
Number of accumulation units outstanding at end of period	14,017	10,501	18,011	3,932	4,292	846
DWS SMALL CAP GROWTH FUND (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.78	$11.50	$10.66	$11.99
Value at end of period	$11.85	$13.78	$11.50	$10.66
Number of accumulation units outstanding at end of period	50	30	15	3

CFI 33

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
FEDERATED INTERNATIONAL LEADERS FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2018)
Value at beginning of period	$12.58
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	0
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55
Value at end of period	$58.58	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50
Number of accumulation units outstanding at end of period	670,037	739,582	794,188	895,239	940,391	1,001,571	1,036,706	1,130,087
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.86	$11.69	$11.07	$10.89	$10.75
Value at end of period	$14.10	$14.86	$11.69	$11.07	$10.89
Number of accumulation units outstanding at end of period	8,028	6,153	4,935	3,534	2,818
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during December 2014)
Value at beginning of period	$11.06	$9.38	$11.40	$10.88	$10.88
Value at end of period	$9.26	$11.06	$9.38	$11.40	$10.88
Number of accumulation units outstanding at end of period	4,976	3,195	2,074	884	1
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.98	$7.01	$5.25	$7.49
Value at end of period	$5.29	$6.98	$7.01	$5.25
Number of accumulation units outstanding at end of period	428	357	689	3
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34
Value at end of period	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44
Number of accumulation units outstanding at end of period	135,518	140,682	158,204	149,873	162,656	181,004	197,548	205,528
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.39	$10.64	$10.59	$11.23
Value at end of period	$12.59	$13.39	$10.64	$10.59
Number of accumulation units outstanding at end of period	216	558	140	81
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.30	$11.31	$9.83	$10.86	$10.38
Value at end of period	$10.65	$12.30	$11.31	$9.83	$10.86
Number of accumulation units outstanding at end of period	183	175	168	109	23
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during April 2015)
Value at beginning of period	$5.98	$6.56	$5.29	$7.71
Value at end of period	$4.36	$5.98	$6.56	$5.29
Number of accumulation units outstanding at end of period	1,458	1,672	845	207
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.90	$10.55	$9.58	$9.92	$10.08
Value at end of period	$10.79	$10.90	$10.55	$9.58	$9.92
Number of accumulation units outstanding at end of period	4,954	3,624	3,241	2,791	1,924

CFI 34

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during September 2014)
Value at beginning of period	$10.96	$10.37	$9.38	$9.74	$9.98
Value at end of period	$10.50	$10.96	$10.37	$9.38	$9.74
Number of accumulation units outstanding at end of period	6,643	5,775	4,630	3,665	1,941
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70
Value at end of period	$19.25	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72
Number of accumulation units outstanding at end of period	12,462	13,325	15,865	14,536	13,325	10,424	14,464	12,716
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.81	$10.49	$10.41	$10.85	$10.75
Value at end of period	$12.98	$13.81	$10.49	$10.41	$10.85
Number of accumulation units outstanding at end of period	40,111	43,493	8,220	11,793	914
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.13	$12.14	$10.67	$11.03	$10.49
Value at end of period	$13.37	$14.13	$12.14	$10.67	$11.03
Number of accumulation units outstanding at end of period	14,226	12,622	10,232	8,129	3,071
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.73	$10.88
Value at end of period	$10.01	$11.73
Number of accumulation units outstanding at end of period	2,057	1,604
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.25	$10.10	$10.00
Value at end of period	$10.27	$10.25	$10.10
Number of accumulation units outstanding at end of period	32,343	27,565	89,012
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.45	$10.23	$10.10	$10.20	$9.73	$9.61
Value at end of period	$10.35	$10.45	$10.23	$10.10	$10.20	$9.73
Number of accumulation units outstanding at end of period	147,595	130,864	125,022	101,797	66,264	18,566
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.35	$10.63	$10.32	$9.78	$10.02
Value at end of period	$12.00	$13.35	$10.63	$10.32	$9.78
Number of accumulation units outstanding at end of period	4,380	3,213	2,403	813	112
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.75	$11.02	$10.24	$10.57	$10.78
Value at end of period	$13.40	$13.75	$11.02	$10.24	$10.57
Number of accumulation units outstanding at end of period	1,213	686	147	105	45
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during December 2014)
Value at beginning of period	$11.38	$9.05	$9.33	$9.11	$8.89
Value at end of period	$9.09	$11.38	$9.05	$9.33	$9.11
Number of accumulation units outstanding at end of period	3,364	2,422	519	107	1

CFI 35

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during August 2014)
Value at beginning of period	$15.09	$11.02	$11.15	$9.77	$10.03
Value at end of period	$13.57	$15.09	$11.02	$11.15	$9.77
Number of accumulation units outstanding at end of period	20,034	18,058	13,431	10,758	92
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.17	$9.87	$8.59	$9.91	$9.67
Value at end of period	$11.24	$11.17	$9.87	$8.59	$9.91
Number of accumulation units outstanding at end of period	343	924	497	98	27
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2014)
Value at beginning of period	$6.23	$6.13	$5.41	$7.38	$9.31
Value at end of period	$5.29	$6.23	$6.13	$5.41	$7.38
Number of accumulation units outstanding at end of period	58,338	54,179	40,261	25,110	84
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.17	$9.96	$9.93	$9.92
Value at end of period	$10.12	$10.17	$9.96	$9.93
Number of accumulation units outstanding at end of period	53,539	54,878	56,374	28,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06
Value at end of period	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44
Number of accumulation units outstanding at end of period	526,019	566,195	565,251	609,263	655,859	678,748	697,235	699,955
THIRD AVENUE REAL ESTATE VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.72	$10.51	$10.02	$10.50	$10.46
Value at end of period	$10.09	$12.72	$10.51	$10.02	$10.50
Number of accumulation units outstanding at end of period	1,156	670	353	86	18
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75	$9.70
Value at end of period	$3.30	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	92,163	111,427	141,825	115,822	125,988	121,325	52,541	43,049
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during December 2014)
Value at beginning of period	$13.63	$12.25	$9.94	$10.75	$10.16
Value at end of period	$10.99	$13.63	$12.25	$9.94	$10.75
Number of accumulation units outstanding at end of period	898	635	397	48	1
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.61	$10.67	$9.63	$9.87
Value at end of period	$11.65	$12.61	$10.67	$9.63
Number of accumulation units outstanding at end of period	33,998	25,267	6,977	12,028
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.36	$10.10	$9.64	$10.35
Value at end of period	$11.12	$12.36	$10.10	$9.64
Number of accumulation units outstanding at end of period	4,037	3,758	3,387	3,009

CFI 36

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.73	$10.30	$9.73	$10.16	$10.10
Value at end of period	$10.78	$11.73	$10.30	$9.73	$10.16
Number of accumulation units outstanding at end of period	5,395	10,247	8,599	3,771	1,273
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13
Value at end of period	$13.42	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00
Number of accumulation units outstanding at end of period	394,924	433,536	526,041	469,490	471,733	578,941	546,739	707,063
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05
Value at end of period	$30.92	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86
Number of accumulation units outstanding at end of period	1,082,729	1,212,462	1,334,797	1,453,012	1,583,337	1,750,329	1,670,182	1,861,396
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$21.79	$19.15	$18.05	$18.45	$17.58	$15.12	$13.48	$13.93
Value at end of period	$20.52	$21.79	$19.15	$18.05	$18.45	$17.58	$15.12	$13.48
Number of accumulation units outstanding at end of period	80,163	83,244	65,095	55,061	39,772	25,479	2,584	666
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.40	$20.76	$19.39	$19.86	$18.89	$15.59	$13.63	$13.76
Value at end of period	$22.51	$24.40	$20.76	$19.39	$19.86	$18.89	$15.59	$13.63
Number of accumulation units outstanding at end of period	64,519	51,439	31,624	26,359	10,752	8,815	1,430	300
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$25.97	$21.76	$20.29	$20.82	$19.76	$16.05	$13.94	$13.95
Value at end of period	$23.62	$25.97	$21.76	$20.29	$20.82	$19.76	$16.05	$13.94
Number of accumulation units outstanding at end of period	38,685	32,588	23,666	17,341	5,421	3,795	1,038	455
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.55	$17.14	$16.01	$16.43	$15.56	$12.64	$10.98	$11.10
Value at end of period	$18.63	$20.55	$17.14	$16.01	$16.43	$15.56	$12.64	$10.98
Number of accumulation units outstanding at end of period	11,214	9,862	6,293	3,128	1,781	1,039	219	35
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$17.03	$15.72	$15.08	$15.37	$15.13
Value at end of period	$16.36	$17.03	$15.72	$15.08	$15.37
Number of accumulation units outstanding at end of period	17,119	22,864	18,215	19,372	5
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65
Value at end of period	$25.02	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93
Number of accumulation units outstanding at end of period	750,270	848,017	806,058	875,242	520,758	553,721	554,849	571,135
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02
Value at end of period	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98
Number of accumulation units outstanding at end of period	226,332	216,525	248,696	216,984	197,292	152,357	146,917	125,263
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$27.66	$21.57	$21.00	$19.98	$17.80	$13.76	$11.79	$11.86
Value at end of period	$26.92	$27.66	$21.57	$21.00	$19.98	$17.80	$13.76	$11.79
Number of accumulation units outstanding at end of period	25,423	25,592	24,456	17,225	14,579	9,553	5,408	436

CFI 37

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.55	$12.98	$11.53	$12.21	$11.24	$10.24
Value at end of period	$13.26	$14.55	$12.98	$11.53	$12.21	$11.24
Number of accumulation units outstanding at end of period	4,598	3,256	2,698	1,435	731	422
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Value at end of period	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64
Number of accumulation units outstanding at end of period	279,842	326,385	229,125	226,210	217,268	222,785	128,908	104,620
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.63	$10.66
Value at end of period	$10.56	$13.63
Number of accumulation units outstanding at end of period	7,841	7,590
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04
Value at end of period	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19
Number of accumulation units outstanding at end of period	147,805	160,821	165,693	185,230	166,825	147,468	115,917	94,922
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20
Value at end of period	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92
Number of accumulation units outstanding at end of period	84,936	99,608	101,293	79,757	68,055	49,813	34,477	35,014
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93
Value at end of period	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40
Number of accumulation units outstanding at end of period	66,448	66,831	57,016	51,382	37,568	28,961	15,352	17,258
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88
Value at end of period	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87
Number of accumulation units outstanding at end of period	120,301	118,544	109,964	105,143	102,649	87,312	73,862	72,009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Value at end of period	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89
Number of accumulation units outstanding at end of period	83,685	91,840	99,308	116,776	125,361	131,791	135,275	137,528
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25
Value at end of period	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	47,932	58,996	94,612	83,650	30,688	30,621	35,456	36,942
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02
Value at end of period	$25.70	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12
Number of accumulation units outstanding at end of period	7,865	10,634	7,885	6,794	5,312	4,584	2,454	2,666
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.74	$22.41	$18.19	$18.65	$16.70	$12.79	$11.08	$10.97
Value at end of period	$21.04	$24.74	$22.41	$18.19	$18.65	$16.70	$12.79	$11.08
Number of accumulation units outstanding at end of period	7,410	7,396	5,659	1,634	1,228	751	253	48
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43
Value at end of period	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32
Number of accumulation units outstanding at end of period	148,060	182,386	209,975	245,402	241,719	220,076	223,684	180,241

CFI 38

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05
Value at end of period	$20.83	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79
Number of accumulation units outstanding at end of period	485,099	523,541	16,001	18,108	768,656	681,776	723,553	836,002
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87
Value at end of period	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50
Number of accumulation units outstanding at end of period	67,051	66,138	71,476	73,780	70,143	72,452	95,868	99,288
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22
Value at end of period	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61
Number of accumulation units outstanding at end of period	74,796	78,857	70,650	69,833	72,789	73,942	94,605	88,188
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Value at end of period	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67
Number of accumulation units outstanding at end of period	47,023	51,283	47,841	78,346	73,999	68,588	59,814	49,291
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11
Value at end of period	$23.52	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84
Number of accumulation units outstanding at end of period	789,176	825,877	35,066	37,571	1,050,775	1,172,737	1,264,374	1,437,522
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20
Value at end of period	$20.87	$21.65	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95
Number of accumulation units outstanding at end of period	105,374	111,104	110,100	110,159	116,784	106,379	102,787	78,885
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77
Value at end of period	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03
Number of accumulation units outstanding at end of period	1,666,091	1,598,553	1,543,584	1,545,543	1,400,394	1,329,995	1,183,144	1,109,412
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40
Value at end of period	$28.70	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10
Number of accumulation units outstanding at end of period	145,890	165,283	174,698	179,328	180,432	194,908	174,723	163,826
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89
Value at end of period	$9.92	$11.78	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75
Number of accumulation units outstanding at end of period	231,619	261,473	284,720	301,221	321,496	349,489	347,947	275,242
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2017)
Value at beginning of period	$11.12	$9.89
Value at end of period	$9.46	$11.12
Number of accumulation units outstanding at end of period	143	132
WANGER SELECT
Value at beginning of period	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74
Value at end of period	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65
Number of accumulation units outstanding at end of period	125,068	135,371	141,870	148,773	168,381	191,907	223,821	229,080
WANGER USA
Value at beginning of period	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66
Value at end of period	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01
Number of accumulation units outstanding at end of period	48,979	42,627	44,544	49,270	51,849	63,963	73,015	79,950

CFI 39

Condensed Financial Information (continued)

TABLE 11
FOR CONTRACTS ISSUED UNDER 401(k) and 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07
Value at end of period	$26.16	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21
Number of accumulation units outstanding at end of period	65,001	51,225	34,751	33,901	40,960	39,673	35,164	25,734
AMERICAN BEACON SMALL CAP VALUE FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.33	$12.43	$9.93	$10.60	$10.35
Value at end of period	$11.10	$13.33	$12.43	$9.93	$10.60
Number of accumulation units outstanding at end of period	158	28	0	0	77
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19
Value at end of period	$11.96	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52
Number of accumulation units outstanding at end of period	380,429	407,176	425,269	443,372	475,706	492,093	591,153	419,596
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.83	$17.90	$15.84	$16.47	$14.78	$11.68	$10.51	$10.82
Value at end of period	$20.19	$20.83	$17.90	$15.84	$16.47	$14.78	$11.68	$10.51
Number of accumulation units outstanding at end of period	11,936	11,738	8,634	7,411	8,758	819	342	267
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.13	$9.85	$9.31	$9.74
Value at end of period	$10.24	$11.13	$9.85	$9.31
Number of accumulation units outstanding at end of period	121,992	115,372	87,267	7,391
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10
Value at end of period	$18.48	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84
Number of accumulation units outstanding at end of period	1,081,671	1,111,257	967,850	821,914	678,576	610,487	588,206	649,765
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during November 2014)
Value at beginning of period	$11.92	$9.08	$8.82	$9.48	$9.89
Value at end of period	$10.35	$11.92	$9.08	$8.82	$9.48
Number of accumulation units outstanding at end of period	2,104	1,578	885	368	29
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19
Value at end of period	$28.54	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43
Number of accumulation units outstanding at end of period	2,454,025	2,583,528	2,643,289	2,779,294	2,957,866	3,070,169	3,142,962	3,449,060
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73
Value at end of period	$18.87	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85
Number of accumulation units outstanding at end of period	320,176	418,950	432,381	452,625	457,176	411,224	251,081	151,639
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56
Value at end of period	$20.26	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15
Number of accumulation units outstanding at end of period	119,661	113,417	125,949	169,808	154,650	113,838	31,318	21,326

CFI 40

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35
Value at end of period	$11.27	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67
Number of accumulation units outstanding at end of period	219,950	245,603	298,534	379,303	325,147	189,216	68,700	67,626
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.09	$10.45	$9.15	$9.99
Value at end of period	$11.39	$12.09	$10.45	$9.15
Number of accumulation units outstanding at end of period	119,091	88,260	98,419	6,747
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.66	$9.41	$10.09	$10.63
Value at end of period	$12.50	$11.66	$9.41	$10.09
Number of accumulation units outstanding at end of period	4,877	4,154	377	213
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.42	$11.52	$9.48	$9.46
Value at end of period	$11.12	$12.42	$11.52	$9.48
Number of accumulation units outstanding at end of period	199	83	39	12
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$12.48	$11.00	$10.48	$11.06
Value at end of period	$11.41	$12.48	$11.00	$10.48
Number of accumulation units outstanding at end of period	983	916	8	3
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70
Value at end of period	$16.02	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20
Number of accumulation units outstanding at end of period	36,960	45,965	53,257	71,791	98,909	64,315	68,807	75,847
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during November 2018)
Value at beginning of period	$13.47
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	373
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.71	$15.11	$11.65	$12.57	$12.05	$10.43
Value at end of period	$13.64	$16.71	$15.11	$11.65	$12.57	$12.05
Number of accumulation units outstanding at end of period	32,818	54,829	50,489	29,805	4,399	266
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33
Value at end of period	$57.92	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27
Number of accumulation units outstanding at end of period	2,051,701	2,264,285	2,393,463	2,593,529	2,778,987	3,086,792	3,135,098	3,164,441
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.83	$11.67	$11.06	$10.89	$10.55
Value at end of period	$14.07	$14.83	$11.67	$11.06	$10.89
Number of accumulation units outstanding at end of period	5,738	5,743	1,613	801	226
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$11.04	$9.37	$11.39	$10.88	$10.24
Value at end of period	$9.24	$11.04	$9.37	$11.39	$10.88
Number of accumulation units outstanding at end of period	173	68	25	13	2

CFI 41

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$7.04
Value at end of period	$5.28
Number of accumulation units outstanding at end of period	83
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25
Value at end of period	$32.25	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34
Number of accumulation units outstanding at end of period	414,572	481,733	518,551	546,257	624,949	689,000	679,825	713,462
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2018)
Value at beginning of period	$14.25
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	14
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during February 2017)
Value at beginning of period	$12.28	$11.81
Value at end of period	$10.63	$12.28
Number of accumulation units outstanding at end of period	454	156
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during August 2014)
Value at beginning of period	$10.94	$10.36	$9.37	$9.73	$10.10
Value at end of period	$10.48	$10.94	$10.36	$9.37	$9.73
Number of accumulation units outstanding at end of period	1,247	573	803	274	78
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69
Value at end of period	$23.35	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49
Number of accumulation units outstanding at end of period	21,921	29,039	25,527	26,426	29,001	29,718	34,235	35,891
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.78	$10.48	$10.40	$10.85	$10.61
Value at end of period	$12.95	$13.78	$10.48	$10.40	$10.85
Number of accumulation units outstanding at end of period	208,493	144,542	64,533	25,240	2
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during January 2015)
Value at beginning of period	$14.11	$12.12	$10.66	$11.01
Value at end of period	$13.34	$14.11	$12.12	$10.66
Number of accumulation units outstanding at end of period	3,701	1,852	682	376
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.72	$9.67	$10.20
Value at end of period	$10.00	$11.72	$9.67
Number of accumulation units outstanding at end of period	22,074	14,244	3,435
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.24	$10.09	$10.00
Value at end of period	$10.26	$10.24	$10.09
Number of accumulation units outstanding at end of period	228,555	154,705	52,333
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.43	$10.22	$10.08	$10.19	$9.73	$9.59
Value at end of period	$10.32	$10.43	$10.22	$10.08	$10.19	$9.73
Number of accumulation units outstanding at end of period	527,834	477,320	394,882	345,427	209,832	62,207

CFI 42

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.32	$10.61	$10.31	$10.62
Value at end of period	$11.97	$13.32	$10.61	$10.31
Number of accumulation units outstanding at end of period	2,499	2,507	848	30
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.73	$11.00	$10.23	$11.26
Value at end of period	$13.37	$13.73	$11.00	$10.23
Number of accumulation units outstanding at end of period	607	289	143	21
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS Y)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.38	$10.00	$9.42	$11.05	$12.48
Value at end of period	$11.66	$13.38	$10.00	$9.42	$11.05
Number of accumulation units outstanding at end of period	144	176	0	0	1,949
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.36	$9.04	$9.32	$9.10	$9.74
Value at end of period	$9.07	$11.36	$9.04	$9.32	$9.10
Number of accumulation units outstanding at end of period	4,083	3,100	722	468	216
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during January 2013)
Value at beginning of period	$30.07	$26.05	$23.83	$24.21	$21.36	$17.12
Value at end of period	$29.71	$30.07	$26.05	$23.83	$24.21	$21.36
Number of accumulation units outstanding at end of period	2,648	2,890	561	704	937	46
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.15	$9.86	$9.97
Value at end of period	$11.22	$11.15	$9.86
Number of accumulation units outstanding at end of period	393	253	73
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$6.22	$6.12	$5.41	$7.28
Value at end of period	$5.28	$6.22	$6.12	$5.41
Number of accumulation units outstanding at end of period	68,325	63,353	76,584	21,171
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.15	$9.95	$9.93	$9.93
Value at end of period	$10.11	$10.15	$9.95	$9.93
Number of accumulation units outstanding at end of period	127,500	123,249	110,091	44,068
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00
Value at end of period	$21.71	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37
Number of accumulation units outstanding at end of period	1,159,011	1,208,608	1,299,618	1,582,998	1,877,478	2,575,397	2,596,041	2,540,197
THIRD AVENUE REAL ESTATE VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.69	$11.20
Value at end of period	$10.06	$12.69
Number of accumulation units outstanding at end of period	244	4

CFI 43

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75	$9.81
Value at end of period	$3.29	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	830,331	694,340	709,634	550,645	739,941	376,742	268,859	110,537
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.60	$12.51
Value at end of period	$10.97	$13.60
Number of accumulation units outstanding at end of period	118	82
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.60	$10.66	$9.63	$10.04
Value at end of period	$11.63	$12.60	$10.66	$9.63
Number of accumulation units outstanding at end of period	124,158	103,797	111,118	44,399
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.34	$10.09	$9.64	$10.34
Value at end of period	$11.10	$12.34	$10.09	$9.64
Number of accumulation units outstanding at end of period	2,807	2,434	1,169	886
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.70	$10.28	$9.72	$10.16	$10.07
Value at end of period	$10.75	$11.70	$10.28	$9.72	$10.16
Number of accumulation units outstanding at end of period	83,756	100,380	113,664	153,867	31,383
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03
Value at end of period	$13.27	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89
Number of accumulation units outstanding at end of period	2,687,680	2,323,058	2,667,211	2,500,323	2,439,906	2,746,407	2,686,771	3,191,766
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94
Value at end of period	$30.57	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74
Number of accumulation units outstanding at end of period	1,969,759	2,109,006	2,296,950	2,573,348	2,796,332	2,980,033	2,784,865	3,122,470
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.71	$19.09	$18.00	$18.41	$17.55	$15.10	$13.47	$14.52
Value at end of period	$20.43	$21.71	$19.09	$18.00	$18.41	$17.55	$15.10	$13.47
Number of accumulation units outstanding at end of period	14,281	9,073	6,131	2,930	1,878	1,837	7,139	420
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$24.31	$20.69	$19.33	$19.82	$18.85	$15.57	$13.62	$15.01
Value at end of period	$22.42	$24.31	$20.69	$19.33	$19.82	$18.85	$15.57	$13.62
Number of accumulation units outstanding at end of period	38,939	33,433	19,128	14,493	13,999	12,254	3,906	65
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2014)
Value at beginning of period	$16.97	$15.67	$15.04	$15.33	$14.51
Value at end of period	$16.29	$16.97	$15.67	$15.04	$15.33
Number of accumulation units outstanding at end of period	26,666	27,737	27,186	25,688	25,933
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50
Value at end of period	$24.74	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77
Number of accumulation units outstanding at end of period	1,886,443	1,999,969	2,080,880	2,107,186	1,154,880	1,277,382	1,467,500	1,403,969

CFI 44

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01
Value at end of period	$9.48	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97
Number of accumulation units outstanding at end of period	914,050	846,907	707,557	645,584	464,004	403,035	334,897	320,786
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$27.55	$21.50	$20.95	$19.94	$17.77	$13.74	$11.78	$12.64
Value at end of period	$26.81	$27.55	$21.50	$20.95	$19.94	$17.77	$13.74	$11.78
Number of accumulation units outstanding at end of period	17,968	16,533	15,044	15,512	19,597	1,169	6,513	1,230
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$14.52	$12.95	$11.52	$12.20	$11.23	$10.69
Value at end of period	$13.23	$14.52	$12.95	$11.52	$12.20	$11.23
Number of accumulation units outstanding at end of period	5,301	2,823	3,830	3,273	6,879	7,913
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80
Value at end of period	$31.58	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55
Number of accumulation units outstanding at end of period	933,429	998,674	702,576	696,197	722,454	801,153	623,094	331,079
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$13.62	$10.15	$9.99
Value at end of period	$10.54	$13.62	$10.15
Number of accumulation units outstanding at end of period	31,197	20,592	521
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03
Value at end of period	$19.74	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17
Number of accumulation units outstanding at end of period	1,186,072	1,058,160	910,693	778,297	548,712	415,194	311,379	215,476
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19
Value at end of period	$19.26	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90
Number of accumulation units outstanding at end of period	954,088	879,447	748,904	616,625	409,229	296,380	211,416	173,172
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92
Value at end of period	$19.17	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39
Number of accumulation units outstanding at end of period	684,769	612,787	588,580	496,345	346,754	299,111	202,565	173,908
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83
Value at end of period	$19.14	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81
Number of accumulation units outstanding at end of period	502,664	541,711	547,173	585,811	500,285	537,316	403,013	341,819
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76
Value at end of period	$55.59	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67
Number of accumulation units outstanding at end of period	379,091	419,974	432,727	424,083	429,760	451,643	472,664	521,379
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24
Value at end of period	$12.55	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93
Number of accumulation units outstanding at end of period	231,278	181,163	226,623	139,710	115,169	86,682	82,672	79,019
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98
Value at end of period	$25.51	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07
Number of accumulation units outstanding at end of period	119,580	93,698	82,596	54,454	36,748	9,525	2,839	21,652

CFI 45

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$24.65	$22.34	$18.14	$18.61	$16.67	$12.78	$11.72
Value at end of period	$20.95	$24.65	$22.34	$18.14	$18.61	$16.67	$12.78
Number of accumulation units outstanding at end of period	1,959	1,780	1,635	1,025	13,837	15,044	3,524
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41
Value at end of period	$16.80	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29
Number of accumulation units outstanding at end of period	462,369	589,052	733,443	758,836	792,173	817,575	866,048	733,225
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01
Value at end of period	$20.68	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74
Number of accumulation units outstanding at end of period	1,763,419	1,845,833	4,447	4,215	2,141,553	2,046,895	2,067,923	2,112,686
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83
Value at end of period	$20.68	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46
Number of accumulation units outstanding at end of period	243,949	268,399	256,100	283,868	273,920	291,884	259,812	279,345
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15
Value at end of period	$23.38	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55
Number of accumulation units outstanding at end of period	164,319	199,027	156,435	130,560	157,440	152,399	168,724	159,498
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95
Value at end of period	$27.49	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62
Number of accumulation units outstanding at end of period	357,182	311,145	280,149	269,912	244,053	166,219	93,630	51,309
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07
Value at end of period	$23.36	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80
Number of accumulation units outstanding at end of period	2,683,758	2,837,390	18,232	17,497	3,428,908	3,485,355	3,562,566	3,801,021
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.52	$20.25	$17.90	$18.95	$19.07	$17.15	$14.91	$15.17
Value at end of period	$20.74	$21.52	$20.25	$17.90	$18.95	$19.07	$17.15	$14.91
Number of accumulation units outstanding at end of period	266,704	279,749	269,370	286,962	316,174	318,955	230,657	198,670
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73
Value at end of period	$26.91	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99
Number of accumulation units outstanding at end of period	7,544,057	7,608,210	7,310,113	6,581,577	5,916,489	5,435,817	4,947,953	4,342,117
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34
Value at end of period	$28.47	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04
Number of accumulation units outstanding at end of period	359,874	389,129	390,829	405,541	420,241	422,450	420,961	393,593
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.72	$9.68	$9.60	$10.03	$10.84	$9.11	$7.74	$8.88
Value at end of period	$9.87	$11.72	$9.68	$9.60	$10.03	$10.84	$9.11	$7.74
Number of accumulation units outstanding at end of period	873,117	950,624	1,030,746	1,101,605	1,144,455	1,227,483	1,345,055	1,000,279
WANGER SELECT
Value at beginning of period	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68
Value at end of period	$26.28	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59
Number of accumulation units outstanding at end of period	513,653	567,178	599,746	682,009	725,008	783,984	861,491	928,404

CFI 46

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
WANGER USA
Value at beginning of period	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61
Value at end of period	$29.15	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96
Number of accumulation units outstanding at end of period	560,064	563,843	567,103	604,566	646,645	787,098	870,892	866,682

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05
Value at end of period	$25.90	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17
Number of accumulation units outstanding at end of period	1,243	1,183	2,027	2,163	285	1,263	424	669
AMERICAN BEACON SMALL CAP VALUE FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.28	$12.39	$9.92	$10.71
Value at end of period	$11.05	$13.28	$12.39	$9.92
Number of accumulation units outstanding at end of period	0	0	85	40
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17
Value at end of period	$11.85	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48
Number of accumulation units outstanding at end of period	12,156	15,215	16,505	15,918	27,760	42,630	37,516	13,100
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during November 2012)
Value at beginning of period	$20.69	$17.79	$15.76	$16.41	$14.74	$11.65	$11.35
Value at end of period	$20.03	$20.69	$17.79	$15.76	$16.41	$14.74	$11.65
Number of accumulation units outstanding at end of period	2,072	2,223	3,509	2,628	107	198	10
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.10	$9.83	$9.30	$9.18
Value at end of period	$10.20	$11.10	$9.83	$9.30
Number of accumulation units outstanding at end of period	1,414	683	713	485
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08
Value at end of period	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80
Number of accumulation units outstanding at end of period	25,507	29,803	26,066	22,688	31,490	33,384	36,185	32,043
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.88	$9.06	$8.81	$9.47	$10.15
Value at end of period	$10.31	$11.88	$9.06	$8.81	$9.47
Number of accumulation units outstanding at end of period	347	300	585	176	2
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10
Value at end of period	$28.13	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33
Number of accumulation units outstanding at end of period	71,189	74,172	84,158	79,682	86,428	105,729	109,479	127,160

CFI 47

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72
Value at end of period	$18.70	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84
Number of accumulation units outstanding at end of period	18,615	18,074	19,732	16,824	9,205	13,104	4,991	2,133
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55
Value at end of period	$20.08	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13
Number of accumulation units outstanding at end of period	4,027	4,914	7,184	6,451	6,505	14,380	4,776	2,226
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32
Value at end of period	$11.14	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63
Number of accumulation units outstanding at end of period	9,966	11,424	9,340	7,163	3,001	2,571	3,572	1,717
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.05	$10.43	$9.15	$9.23
Value at end of period	$11.35	$12.05	$10.43	$9.15
Number of accumulation units outstanding at end of period	4,505	7,104	5,777	1,470
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.63	$9.40	$10.08	$9.54
Value at end of period	$12.46	$11.63	$9.40	$10.08
Number of accumulation units outstanding at end of period	99	99	2,504	1,972
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.44	$10.97	$10.46	$11.03	$10.54
Value at end of period	$11.36	$12.44	$10.97	$10.46	$11.03
Number of accumulation units outstanding at end of period	940	797	1,507	1,342	10
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68
Value at end of period	$15.85	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16
Number of accumulation units outstanding at end of period	3,143	3,435	3,673	2,863	1,503	1,690	2,607	1,943
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$16.63	$15.06	$11.62	$12.55	$12.24
Value at end of period	$13.56	$16.63	$15.06	$11.62	$12.55
Number of accumulation units outstanding at end of period	351	4,766	5,139	160	576
DWS SMALL CAP GROWTH FUND (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$13.71	$11.45	$10.63	$11.27
Value at end of period	$11.77	$13.71	$11.45	$10.63
Number of accumulation units outstanding at end of period	329	313	257	190
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88
Value at end of period	$56.63	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81
Number of accumulation units outstanding at end of period	123,288	139,632	147,248	166,371	195,144	218,850	220,953	234,868
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$14.78	$11.64	$11.04	$10.78
Value at end of period	$14.00	$14.78	$11.64	$11.04
Number of accumulation units outstanding at end of period	430	534	4,695	3,710

CFI 48

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.01	$9.34	$11.38	$11.47
Value at end of period	$9.20	$11.01	$9.34	$11.38
Number of accumulation units outstanding at end of period	480	481	680	324
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$7.10
Value at end of period	$5.25
Number of accumulation units outstanding at end of period	1
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07
Value at end of period	$31.69	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15
Number of accumulation units outstanding at end of period	13,097	16,269	14,842	22,437	30,428	36,590	31,445	33,412
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2014)
Value at beginning of period	$13.31	$10.59	$10.56	$11.29	$10.71
Value at end of period	$12.50	$13.31	$10.59	$10.56	$11.29
Number of accumulation units outstanding at end of period	0	0	384	207	1
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.23	$11.26	$9.80	$10.85	$10.34
Value at end of period	$10.58	$12.23	$11.26	$9.80	$10.85
Number of accumulation units outstanding at end of period	111	68	347	192	4
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.84	$10.51	$9.55	$9.70
Value at end of period	$10.72	$10.84	$10.51	$9.55
Number of accumulation units outstanding at end of period	430	431	303	89
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during December 2014)
Value at beginning of period	$10.90	$10.33	$9.36	$9.73	$9.46
Value at end of period	$10.43	$10.90	$10.33	$9.36	$9.73
Number of accumulation units outstanding at end of period	27	19	173	220	8
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66
Value at end of period	$18.97	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67
Number of accumulation units outstanding at end of period	250	2,923	2,946	669	542	460	597	1,395
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.73	$10.45	$10.39	$11.73
Value at end of period	$12.89	$13.73	$10.45	$10.39
Number of accumulation units outstanding at end of period	6,888	8,028	2,266	2,156
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during December 2014)
Value at beginning of period	$14.06	$12.09	$10.64	$11.02	$10.58
Value at end of period	$13.28	$14.06	$12.09	$10.64	$11.02
Number of accumulation units outstanding at end of period	7	6	573	696	18
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.70	$11.23
Value at end of period	$9.97	$11.70
Number of accumulation units outstanding at end of period	494	4

CFI 49

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2017)
Value at beginning of period	$10.22	$10.22
Value at end of period	$10.23	$10.22
Number of accumulation units outstanding at end of period	1,716	376
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.38	$10.18	$10.06	$10.17	$9.72	$9.69
Value at end of period	$10.26	$10.38	$10.18	$10.06	$10.17	$9.72
Number of accumulation units outstanding at end of period	18,955	14,373	19,160	13,246	2,490	1,193
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.27	$10.58	$10.29	$10.14
Value at end of period	$11.92	$13.27	$10.58	$10.29
Number of accumulation units outstanding at end of period	109	169	263	222
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.68	$10.97	$10.22	$10.26
Value at end of period	$13.31	$13.68	$10.97	$10.22
Number of accumulation units outstanding at end of period	4	4	72	48
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS Y)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.31	$9.96	$9.39	$10.99
Value at end of period	$11.59	$13.31	$9.96	$9.39
Number of accumulation units outstanding at end of period	0	83	293	195
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during February 2015)
Value at beginning of period	$11.32	$9.02	$9.31	$9.28
Value at end of period	$9.02	$11.32	$9.02	$9.31
Number of accumulation units outstanding at end of period	1,022	869	2,752	1,378
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during December 2014)
Value at beginning of period	$15.01	$10.97	$11.12	$9.76	$9.58
Value at end of period	$13.47	$15.01	$10.97	$11.12	$9.76
Number of accumulation units outstanding at end of period	326	290	863	662	14
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during November 2012)
Value at beginning of period	$29.84	$25.88	$23.70	$24.10	$21.28	$16.06	$15.51
Value at end of period	$29.46	$29.84	$25.88	$23.70	$24.10	$21.28	$16.06
Number of accumulation units outstanding at end of period	1,753	1,478	4,107	3,048	0	112	46
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during January 2016)
Value at beginning of period	$11.11	$9.84	$8.35
Value at end of period	$11.17	$11.11	$9.84
Number of accumulation units outstanding at end of period	0	0	22
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$6.19	$6.11	$5.12
Value at end of period	$5.26	$6.19	$6.11
Number of accumulation units outstanding at end of period	4,691	2,234	2,075

CFI 50

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.13	$9.93	$9.92	$9.98
Value at end of period	$10.07	$10.13	$9.93	$9.92
Number of accumulation units outstanding at end of period	3,761	4,021	3,480	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87
Value at end of period	$21.39	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23
Number of accumulation units outstanding at end of period	22,357	27,140	25,869	26,548	45,042	48,483	50,799	44,116
THIRD AVENUE REAL ESTATE VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.65	$10.47	$10.00	$10.32
Value at end of period	$10.02	$12.65	$10.47	$10.00
Number of accumulation units outstanding at end of period	101	88	74	68
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74	$10.65
Value at end of period	$3.27	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	31,675	24,348	17,982	5,772	13,998	14,408	12,397	5,804
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.55	$12.20	$9.91	$10.99
Value at end of period	$10.92	$13.55	$12.20	$9.91
Number of accumulation units outstanding at end of period	34	0	67	67
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.56	$10.64	$9.62	$9.17
Value at end of period	$11.58	$12.56	$10.64	$9.62
Number of accumulation units outstanding at end of period	8,046	5,916	3,936	2,861
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.30	$10.07	$9.63	$10.34
Value at end of period	$11.05	$12.30	$10.07	$9.63
Number of accumulation units outstanding at end of period	10	45	975	751
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.66	$10.25	$9.71	$10.15	$10.30
Value at end of period	$10.70	$11.66	$10.25	$9.71	$10.15
Number of accumulation units outstanding at end of period	260	151	136	35	615
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.30	$11.35
Value at end of period	$11.27	$11.30
Number of accumulation units outstanding at end of period	2	2
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83
Value at end of period	$12.97	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68
Number of accumulation units outstanding at end of period	95,863	108,230	128,097	106,968	156,528	154,436	210,844	189,340
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71
Value at end of period	$29.89	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49
Number of accumulation units outstanding at end of period	113,013	115,657	119,078	138,397	174,587	195,439	163,608	227,292

CFI 51

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$21.55	$18.97	$17.90	$18.46
Value at end of period	$20.25	$21.55	$18.97	$17.90
Number of accumulation units outstanding at end of period	6,570	7,763	8,467	6,238
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$24.13	$20.56	$19.22	$19.82
Value at end of period	$22.23	$24.13	$20.56	$19.22
Number of accumulation units outstanding at end of period	4,228	5,312	9,112	7,203
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$25.68	$21.55	$20.12	$20.78
Value at end of period	$23.32	$25.68	$21.55	$20.12
Number of accumulation units outstanding at end of period	12,147	11,382	14,410	11,517
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.32	$16.97	$15.87	$16.32	$15.48	$12.59	$12.18
Value at end of period	$18.39	$20.32	$16.97	$15.87	$16.32	$15.48	$12.59
Number of accumulation units outstanding at end of period	5,589	6,200	13,535	14,534	0	153	56
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$16.84	$15.57	$14.96	$15.23
Value at end of period	$16.15	$16.84	$15.57	$14.96
Number of accumulation units outstanding at end of period	74	123	887	1,249
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22
Value at end of period	$24.19	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44
Number of accumulation units outstanding at end of period	62,730	67,490	70,584	77,971	59,433	73,516	89,949	92,326
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99
Value at end of period	$9.38	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94
Number of accumulation units outstanding at end of period	21,785	18,587	20,488	19,552	34,556	31,094	30,957	23,367
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$27.35	$21.36	$20.83	$19.85	$17.70	$13.70	$13.66
Value at end of period	$26.58	$27.35	$21.36	$20.83	$19.85	$17.70	$13.70
Number of accumulation units outstanding at end of period	236	179	2,998	2,921	2,513	5,626	1,038
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.46	$12.91	$11.49	$12.18	$11.97
Value at end of period	$13.15	$14.46	$12.91	$11.49	$12.18
Number of accumulation units outstanding at end of period	54	35	16	714	497
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64
Value at end of period	$31.04	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38
Number of accumulation units outstanding at end of period	33,969	29,871	28,835	26,597	38,609	49,948	27,561	20,661
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01
Value at end of period	$19.54	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14
Number of accumulation units outstanding at end of period	18,261	14,314	21,945	13,295	16,951	44,641	30,746	14,946

CFI 52

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16
Value at end of period	$19.06	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86
Number of accumulation units outstanding at end of period	12,198	11,150	10,180	11,609	8,139	6,461	3,604	4,014
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89
Value at end of period	$18.97	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35
Number of accumulation units outstanding at end of period	15,208	12,812	8,853	7,404	14,319	13,121	5,605	5,463
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73
Value at end of period	$18.81	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70
Number of accumulation units outstanding at end of period	21,658	25,626	27,688	25,533	17,268	14,940	11,044	10,401
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33
Value at end of period	$54.40	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22
Number of accumulation units outstanding at end of period	13,162	13,896	19,430	18,638	23,482	25,269	25,246	27,295
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21
Value at end of period	$12.42	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88
Number of accumulation units outstanding at end of period	11,838	23,929	9,261	5,827	26,310	11,119	12,982	13,006
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.47	$22.20	$18.04	$18.53	$16.61	$12.75	$11.05	$10.79
Value at end of period	$20.78	$24.47	$22.20	$18.04	$18.53	$16.61	$12.75	$11.05
Number of accumulation units outstanding at end of period	900	846	799	377	29	4,818	1,188	85
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36
Value at end of period	$16.59	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22
Number of accumulation units outstanding at end of period	11,874	14,925	19,853	15,381	26,148	21,605	19,865	16,742
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93
Value at end of period	$19.68	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65
Number of accumulation units outstanding at end of period	136,041	140,748	141,457	165,348	179,265	185,170	226,598	246,727
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76
Value at end of period	$20.40	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38
Number of accumulation units outstanding at end of period	3,855	5,081	6,193	4,839	9,261	9,502	6,077	8,393
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02
Value at end of period	$23.06	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41
Number of accumulation units outstanding at end of period	10,704	12,484	14,038	12,197	12,966	20,262	13,672	17,635
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87
Value at end of period	$27.11	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53
Number of accumulation units outstanding at end of period	6,183	5,753	7,392	6,474	9,343	12,348	8,280	2,634
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99
Value at end of period	$22.10	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71
Number of accumulation units outstanding at end of period	164,240	179,109	198,337	227,155	264,494	318,262	327,230	357,520

CFI 53

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$21.27	$20.03	$17.72	$18.79	$18.93	$17.04	$14.82	$15.10
Value at end of period	$20.48	$21.27	$20.03	$17.72	$18.79	$18.93	$17.04	$14.82
Number of accumulation units outstanding at end of period	21,951	21,893	19,575	21,611	19,237	20,746	13,962	10,056
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65
Value at end of period	$26.55	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89
Number of accumulation units outstanding at end of period	121,089	129,599	157,746	146,755	174,506	199,485	153,090	131,986
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22
Value at end of period	$28.04	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90
Number of accumulation units outstanding at end of period	24,446	27,208	28,573	25,588	35,381	41,774	42,825	53,577
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.61	$9.59	$9.52	$9.96	$10.78	$9.06	$7.71	$8.85
Value at end of period	$9.76	$11.61	$9.59	$9.52	$9.96	$10.78	$9.06	$7.71
Number of accumulation units outstanding at end of period	47,966	54,702	55,172	57,697	61,965	66,347	79,859	55,304
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$11.06	$9.44	$8.59	$9.37	$9.63
Value at end of period	$9.39	$11.06	$9.44	$8.59	$9.37
Number of accumulation units outstanding at end of period	0	0	0	12	2
WANGER SELECT
Value at beginning of period	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57
Value at end of period	$25.89	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49
Number of accumulation units outstanding at end of period	5,392	7,216	10,559	11,012	19,598	21,803	22,443	22,873
WANGER USA
Value at beginning of period	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51
Value at end of period	$28.73	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85
Number of accumulation units outstanding at end of period	12,128	11,811	12,298	11,074	16,079	15,750	18,581	19,229

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.54	$17.68	$15.68	$16.34	$14.69	$11.63	$11.50
Value at end of period	$19.87	$20.54	$17.68	$15.68	$16.34	$14.69	$11.63
Number of accumulation units outstanding at end of period	263	137	0	0	1,531	73	47
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.07	$9.81	$9.29	$9.50
Value at end of period	$10.16	$11.07	$9.81	$9.29
Number of accumulation units outstanding at end of period	1,151	876	200	4,717
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$11.83	$9.97
Value at end of period	$10.26	$11.83
Number of accumulation units outstanding at end of period	1,158	2,454

CFI 54

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02	$11.18
Value at end of period	$19.91	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02
Number of accumulation units outstanding at end of period	804	709	359	720	460	7	19
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.02	$10.41	$8.61
Value at end of period	$11.31	$12.02	$10.41
Number of accumulation units outstanding at end of period	6,270	4,958	2,675
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2017)
Value at beginning of period	$11.60	$9.66
Value at end of period	$12.41	$11.60
Number of accumulation units outstanding at end of period	318	160
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.33	$11.46	$10.28
Value at end of period	$11.02	$12.33	$11.46
Number of accumulation units outstanding at end of period	0	0	86
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.39	$10.94	$10.44	$11.02	$11.03
Value at end of period	$11.30	$12.39	$10.94	$10.44	$11.02
Number of accumulation units outstanding at end of period	0	0	0	0	122
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during January 2017)
Value at beginning of period	$14.19	$12.04
Value at end of period	$12.40	$14.19
Number of accumulation units outstanding at end of period	2,134	669
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$16.56	$15.00	$11.59	$12.53	$12.41
Value at end of period	$13.48	$16.56	$15.00	$11.59	$12.53
Number of accumulation units outstanding at end of period	0	0	1,245	0	62
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.72	$11.61	$11.03	$10.87	$10.59
Value at end of period	$13.94	$14.72	$11.61	$11.03	$10.87
Number of accumulation units outstanding at end of period	28	28	28	27	1,232
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during December 2015)
Value at beginning of period	$13.27	$10.57	$10.54	$10.48
Value at end of period	$12.44	$13.27	$10.57	$10.54
Number of accumulation units outstanding at end of period	0	0	2	0
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.19	$11.23	$9.79	$10.84	$10.62
Value at end of period	$10.53	$12.19	$11.23	$9.79	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	72

CFI 55

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during January 2017)
Value at beginning of period	$5.93	$6.56
Value at end of period	$4.31	$5.93
Number of accumulation units outstanding at end of period	708	347
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during July 2018)
Value at beginning of period	$11.02
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	655
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.86	$10.30	$9.34	$9.32
Value at end of period	$10.38	$10.86	$10.30	$9.34
Number of accumulation units outstanding at end of period	1,461	617	2	0
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2012)
Value at beginning of period	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78	$13.99
Value at end of period	$18.79	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78
Number of accumulation units outstanding at end of period	154	148	87	68	44	6	2
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.00	$12.06	$10.63	$11.01	$10.18
Value at end of period	$13.22	$14.00	$12.06	$10.63	$11.01
Number of accumulation units outstanding at end of period	20	3	4	1	159
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.21	$10.08	$10.10
Value at end of period	$10.21	$10.21	$10.08
Number of accumulation units outstanding at end of period	10	0	52
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.33	$10.14	$10.03	$10.16	$10.00
Value at end of period	$10.20	$10.33	$10.14	$10.03	$10.16
Number of accumulation units outstanding at end of period	8,694	8,489	21,363	20,216	2,113
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.23	$10.56	$10.28	$9.77	$9.97
Value at end of period	$11.86	$13.23	$10.56	$10.28	$9.77
Number of accumulation units outstanding at end of period	1,811	1,028	927	0	13
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during August 2014)
Value at beginning of period	$13.63	$10.95	$10.20	$10.55	$10.58
Value at end of period	$13.25	$13.63	$10.95	$10.20	$10.55
Number of accumulation units outstanding at end of period	1,134	0	0	0	14
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS Y)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.23	$9.91	$9.36	$11.00	$12.38
Value at end of period	$11.51	$13.23	$9.91	$9.36	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	97

CFI 56

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.27	$8.99	$9.29	$9.09	$9.92
Value at end of period	$8.98	$11.27	$8.99	$9.29	$9.09
Number of accumulation units outstanding at end of period	16	16	29	18	650
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during May 2016)
Value at beginning of period	$14.96	$10.94	$11.21
Value at end of period	$13.41	$14.96	$10.94
Number of accumulation units outstanding at end of period	318	0	787
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during January 2012)
Value at beginning of period	$29.62	$25.71	$23.57	$23.99	$21.21	$16.01	$14.33
Value at end of period	$29.21	$29.62	$25.71	$23.57	$23.99	$21.21	$16.01
Number of accumulation units outstanding at end of period	545	234	3,779	2,749	3,952	1,046	792
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$6.17	$6.09	$5.89
Value at end of period	$5.23	$6.17	$6.09
Number of accumulation units outstanding at end of period	202	135	75
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.10	$9.92	$9.92	$10.00
Value at end of period	$10.03	$10.10	$9.92	$9.92
Number of accumulation units outstanding at end of period	3,628	1,053	239	351
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.53	$10.62	$9.62	$9.91
Value at end of period	$11.54	$12.53	$10.62	$9.62
Number of accumulation units outstanding at end of period	82	30	30	12
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.26	$10.05	$9.62	$10.34
Value at end of period	$11.01	$12.26	$10.05	$9.62
Number of accumulation units outstanding at end of period	14	25	25	81
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.62	$10.23	$9.69	$10.29
Value at end of period	$10.65	$11.62	$10.23	$9.69
Number of accumulation units outstanding at end of period	71	56	44	19
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$21.38	$18.84	$17.80	$18.24	$17.43	$16.66
Value at end of period	$20.08	$21.38	$18.84	$17.80	$18.24	$17.43
Number of accumulation units outstanding at end of period	19,273	10,908	47,394	38,615	35,918	88
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.95	$20.43	$19.12	$19.64	$18.72	$17.15
Value at end of period	$22.04	$23.95	$20.43	$19.12	$19.64	$18.72
Number of accumulation units outstanding at end of period	29,729	11,317	51,165	40,841	37,888	659

CFI 57

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$25.48	$21.41	$20.01	$20.58	$19.59	$15.95	$15.64
Value at end of period	$23.12	$25.48	$21.41	$20.01	$20.58	$19.59	$15.95
Number of accumulation units outstanding at end of period	9,426	557	13,645	10,416	16,098	863	22
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.16	$16.86	$15.78	$16.24	$15.42	$14.02
Value at end of period	$18.23	$20.16	$16.86	$15.78	$16.24	$15.42
Number of accumulation units outstanding at end of period	2,461	0	13,845	10,244	14,949	933
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.71	$15.47	$14.87	$15.23
Value at end of period	$16.01	$16.71	$15.47	$14.87
Number of accumulation units outstanding at end of period	8,736	8,069	6,712	2,201
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$27.14	$21.23	$20.72	$19.76	$17.64	$13.67	$13.25
Value at end of period	$26.35	$27.14	$21.23	$20.72	$19.76	$17.64	$13.67
Number of accumulation units outstanding at end of period	1,266	906	255	278	222	257	1,905
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$13.68
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	497
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60	$12.41
Value at end of period	$24.77	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60
Number of accumulation units outstanding at end of period	715	449	0	0	2,145	1,414	926
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$24.29	$22.06	$17.95	$18.45	$16.56	$12.71	$11.61
Value at end of period	$20.60	$24.29	$22.06	$17.95	$18.45	$16.56	$12.71
Number of accumulation units outstanding at end of period	0	0	0	0	144	4	4
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$11.02	$10.26
Value at end of period	$9.35	$11.02
Number of accumulation units outstanding at end of period	12	5

CFI 58

Condensed Financial Information (continued)

TABLE 14
FOR CERTAIN CONTRACTS ISSUED UNDER 401(a) PLANS AND CERTAIN DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12
Value at end of period	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88
Number of accumulation units outstanding at end of period	56,174	49,143	38,475	38,909	34,110	39,402	30,680
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10
Number of accumulation units outstanding at end of period	245,717	254,389	294,414	324,490	374,194	408,029	647,130
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
Value at beginning of period	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62	$10.48
Value at end of period	$19.79	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62
Number of accumulation units outstanding at end of period	162	162	162	162	162	143	35
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.06	$9.81	$9.29	$10.09
Value at end of period	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	140,029	101,081	79,335	11,635
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13
Number of accumulation units outstanding at end of period	1,335,428	1,269,118	1,161,188	1,112,564	948,483	914,856	881,974
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19
Value at end of period	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51
Number of accumulation units outstanding at end of period	2,817,481	3,046,673	3,189,722	3,481,327	3,718,540	3,974,654	4,192,923
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43
Number of accumulation units outstanding at end of period	253,748	319,917	351,961	357,894	437,609	373,361	189,894
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01
Number of accumulation units outstanding at end of period	123,891	137,845	164,496	203,524	187,146	192,705	66,427
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35
Value at end of period	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11
Number of accumulation units outstanding at end of period	304,568	375,584	419,335	506,293	452,582	395,930	208,888
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$10.03
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	148,866	131,097	118,216	25,368

CFI 59

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48
Number of accumulation units outstanding at end of period	90,020	98,882	123,822	152,872	172,083	88,455	74,528
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.52	$14.97	$11.57	$12.52	$12.03	$10.35
Value at end of period	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	40,677	47,950	42,396	18,690	11,293	3,842
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24
Value at end of period	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91
Number of accumulation units outstanding at end of period	3,520,627	3,916,287	4,278,649	4,733,596	5,132,547	5,517,345	5,998,782
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87
Value at end of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89
Number of accumulation units outstanding at end of period	565,747	607,623	689,840	705,843	800,450	909,417	954,573
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62
Value at end of period	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76
Number of accumulation units outstanding at end of period	30,183	36,176	33,689	39,996	41,276	43,248	43,289
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$13.66	$10.41	$10.36	$11.46
Value at end of period	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	381,490	286,714	114,161	80,746
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.68	$9.65	$10.28
Value at end of period	$9.93	$11.68	$9.65
Number of accumulation units outstanding at end of period	19,026	20,521	11,333
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.20	$10.08	$10.00
Value at end of period	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	141,920	70,942	58,068
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.31	$10.12	$10.02	$10.15	$9.71	$9.94
Value at end of period	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	327,099	349,299	349,521	329,211	209,536	36,068
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
Value at beginning of period	$23.39	$20.32	$18.63	$18.97	$16.78	$12.68	$11.12
Value at end of period	$23.06	$23.39	$20.32	$18.63	$18.97	$16.78	$12.68
Number of accumulation units outstanding at end of period	291	291	291	291	291	258	63
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$6.16	$6.08	$5.39	$7.30
Value at end of period	$5.22	$6.16	$6.08	$5.39
Number of accumulation units outstanding at end of period	45,015	37,846	60,481	16,952

CFI 60

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.09	$9.91	$9.91	$9.90
Value at end of period	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	169,638	163,366	166,337	67,440
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02
Value at end of period	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61
Number of accumulation units outstanding at end of period	1,291,235	1,451,882	1,559,576	1,794,564	2,136,200	2,321,197	2,529,944
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
Value at beginning of period	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Value at end of period	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	1,006,369	1,077,539	1,093,948	744,951	729,869	480,108	255,027
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.51	$10.61	$9.61	$9.92
Value at end of period	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	173,932	126,130	86,728	44,909
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.60	$10.21	$9.68	$10.14	$10.16
Value at end of period	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	36,256	34,127	32,392	38,659	36,392
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94
Value at end of period	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76
Number of accumulation units outstanding at end of period	1,965,109	1,809,389	1,825,820	1,972,404	2,071,648	2,347,332	2,419,855
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87
Value at end of period	$43.67	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15
Number of accumulation units outstanding at end of period	9,383,861	10,500,522	11,710,373	12,982,481	14,417,998	16,011,541	16,228,725
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$17.24	$15.20	$14.37	$14.73	$14.08	$12.72
Value at end of period	$16.18	$17.24	$15.20	$14.37	$14.73	$14.08
Number of accumulation units outstanding at end of period	3,626	3,101	2,547	1,932	1,325	726
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58
Value at end of period	$27.60	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47
Number of accumulation units outstanding at end of period	2,439,983	2,681,920	2,955,675	3,246,047	2,586,688	2,824,325	3,220,733
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09
Number of accumulation units outstanding at end of period	903,778	903,644	807,792	825,996	736,960	687,777	710,245
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.36	$12.84	$11.44	$12.15	$11.22	$10.23
Value at end of period	$13.04	$14.36	$12.84	$11.44	$12.15	$11.22
Number of accumulation units outstanding at end of period	287	287	287	287	287	254

CFI 61

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Value at end of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18
Number of accumulation units outstanding at end of period	1,288,895	1,413,957	1,013,557	1,069,881	1,108,760	1,214,187	740,440
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$13.56	$10.13	$10.36
Value at end of period	$10.47	$13.56	$10.13
Number of accumulation units outstanding at end of period	45,592	47,117	199
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37
Number of accumulation units outstanding at end of period	1,079,527	1,022,583	1,054,764	917,039	808,814	697,004	496,753
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34
Number of accumulation units outstanding at end of period	684,415	637,778	638,594	576,277	507,474	427,678	276,800
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79
Number of accumulation units outstanding at end of period	540,575	518,935	509,015	486,574	414,345	370,548	268,465
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53
Value at end of period	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98
Number of accumulation units outstanding at end of period	616,366	682,371	695,804	707,231	623,223	637,425	546,751
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56
Value at end of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43
Number of accumulation units outstanding at end of period	553,846	618,227	677,800	734,932	792,558	867,409	953,884
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12
Number of accumulation units outstanding at end of period	343,308	347,914	325,040	267,497	268,293	218,457	336,062
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70
Number of accumulation units outstanding at end of period	587,528	727,424	863,206	857,462	943,785	855,689	949,070
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08
Value at end of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46
Number of accumulation units outstanding at end of period	3,062,917	3,430,493	3,726,599	4,170,248	4,680,897	4,634,441	5,103,067
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75
Number of accumulation units outstanding at end of period	304,105	347,538	347,645	385,979	385,070	404,443	381,716
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61
Number of accumulation units outstanding at end of period	326,691	383,590	340,123	333,698	361,501	378,317	467,396
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71
Number of accumulation units outstanding at end of period	308,678	322,767	294,170	261,164	224,499	218,215	130,190

CFI 62

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07
Value at end of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51
Number of accumulation units outstanding at end of period	5,970,895	6,507,916	7,039,946	7,751,400	8,362,607	9,139,337	9,984,151
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87
Number of accumulation units outstanding at end of period	327,243	360,259	352,624	407,129	477,751	449,011	337,775
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55
Number of accumulation units outstanding at end of period	7,162,141	7,286,420	7,425,082	7,175,955	6,921,880	6,960,510	6,834,368
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72
Value at end of period	$27.44	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20
Number of accumulation units outstanding at end of period	568,137	610,571	678,565	724,623	790,542	853,444	904,848
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00
Number of accumulation units outstanding at end of period	1,621,484	1,830,978	1,996,145	2,235,626	2,453,788	2,676,901	3,002,483
WANGER SELECT
Value at beginning of period	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34
Value at end of period	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60
Number of accumulation units outstanding at end of period	529,368	580,681	625,772	705,314	795,709	889,681	1,022,812
WANGER USA
Value at beginning of period	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70
Value at end of period	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23
Number of accumulation units outstanding at end of period	375,915	371,611	381,589	414,683	426,375	486,560	513,794

TABLE 15
FOR CERTAIN CUSTOM CHOICE CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$26.29	$21.42
Value at end of period	$25.53	$26.29
Number of accumulation units outstanding at end of period	301	15
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	13,070	16,702	20,841	24,680	27,398	36,760	51,642	9,300
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62	$11.47
Value at end of period	$19.79	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62
Number of accumulation units outstanding at end of period	4,717	3,786	2,508	2,570	2,013	2,179	1,439

CFI 63

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.06	$9.81	$9.96
Value at end of period	$10.14	$11.06	$9.81
Number of accumulation units outstanding at end of period	1,604	1,014	61
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	9,208	9,108	5,294	5,364	4,902	5,256	3,854	2,893
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.81	$9.02	$8.79	$8.54
Value at end of period	$10.23	$11.81	$9.02	$8.79
Number of accumulation units outstanding at end of period	1,602	1,326	911	323
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33
Value at end of period	$28.27	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52
Number of accumulation units outstanding at end of period	10,765	12,686	12,676	13,003	12,107	13,941	12,714	15,884
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$12.42
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	2,488	4,298	4,248	5,126	5,300	2,862	1,328	1,156
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$12.13
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	649	953	719	1,149	653	476	454	473
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03
Value at end of period	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35
Number of accumulation units outstanding at end of period	1,173	1,173	1,172	1,292	1,519	1,314	2,022	304
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$9.04
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	1,310	493	369	50
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.59	$9.37	$10.07	$9.84
Value at end of period	$12.39	$11.59	$9.37	$10.07
Number of accumulation units outstanding at end of period	958	245	0	26
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.37	$10.92	$10.43	$10.33
Value at end of period	$11.28	$12.37	$10.92	$10.43
Number of accumulation units outstanding at end of period	323	493	170	348
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$10.12
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	204	216	238	428	421	495	562	36

CFI 64

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
DAVIS FINANCIAL FUND (CLASS Y)
(Funds were first received in this option during July 2018)
Value at beginning of period	$15.22
Value at end of period	$13.09
Number of accumulation units outstanding at end of period	444
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.52	$15.28
Value at end of period	$13.45	$16.52
Number of accumulation units outstanding at end of period	66	104
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90
Value at end of period	$27.89	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34
Number of accumulation units outstanding at end of period	22,498	25,447	28,433	31,512	29,501	37,565	33,988	29,978
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$14.70	$11.59	$11.02	$11.02
Value at end of period	$13.91	$14.70	$11.59	$11.02
Number of accumulation units outstanding at end of period	588	512	41	42
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.22	$12.09	$14.74	$15.17
Value at end of period	$11.86	$14.22	$12.09	$14.74
Number of accumulation units outstanding at end of period	309	309	392	422
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.91	$6.95	$5.22	$7.18
Value at end of period	$5.21	$6.91	$6.95	$5.22
Number of accumulation units outstanding at end of period	267	266	267	267
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82
Value at end of period	$25.98	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04
Number of accumulation units outstanding at end of period	702	1,027	1,458	1,867	2,010	1,829	1,039	1,971
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during July 2018)
Value at beginning of period	$10.94
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	5,167
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.84	$10.29	$9.34	$9.66
Value at end of period	$10.36	$10.84	$10.29	$9.34
Number of accumulation units outstanding at end of period	1,034	662	521	134
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.66	$14.03
Value at end of period	$12.80	$13.66
Number of accumulation units outstanding at end of period	595	479
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.98	$12.04	$10.62	$10.37
Value at end of period	$13.19	$13.98	$12.04	$10.62
Number of accumulation units outstanding at end of period	827	1,306	673	960

CFI 65

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.31	$10.12	$10.02	$10.14
Value at end of period	$10.17	$10.31	$10.12	$10.02
Number of accumulation units outstanding at end of period	5,123	3,523	2,204	562
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during October 2015)
Value at beginning of period	$13.20	$10.54	$10.27	$10.23
Value at end of period	$11.83	$13.20	$10.54	$10.27
Number of accumulation units outstanding at end of period	506	367	216	44
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.25	$8.98	$9.28	$9.29
Value at end of period	$8.96	$11.25	$8.98	$9.28
Number of accumulation units outstanding at end of period	871	586	165	32
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during August 2018)
Value at beginning of period	$15.86
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	113
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$23.39	$20.32	$18.63	$18.97	$16.78	$16.24
Value at end of period	$23.06	$23.39	$20.32	$18.63	$18.97	$16.78
Number of accumulation units outstanding at end of period	436	435	233	203	107	107
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during December 2018)
Value at beginning of period	$12.21
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	528
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.09	$9.91	$10.26
Value at end of period	$10.01	$10.09	$9.91
Number of accumulation units outstanding at end of period	18	101	29
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99
Value at end of period	$21.26	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31
Number of accumulation units outstanding at end of period	9,832	10,889	11,936	13,774	14,551	16,260	19,447	18,742
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2017)
Value at beginning of period	$3.73	$3.50
Value at end of period	$3.23	$3.73
Number of accumulation units outstanding at end of period	0	375
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.24	$10.04	$9.61	$10.34
Value at end of period	$10.99	$12.24	$10.04	$9.61
Number of accumulation units outstanding at end of period	124	125	604	521

CFI 66

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.60	$10.21	$9.68	$9.89
Value at end of period	$10.63	$11.60	$10.21	$9.68
Number of accumulation units outstanding at end of period	183	130	75	15
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89
Value at end of period	$10.09	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75
Number of accumulation units outstanding at end of period	91,019	88,485	107,232	152,181	174,042	156,879	141,928	175,309
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51
Value at end of period	$23.53	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32
Number of accumulation units outstanding at end of period	6,310	6,518	6,848	7,582	7,374	8,428	5,883	5,548
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$17.24	$15.20	$14.37	$14.73	$14.08	$12.14	$10.86	$10.39
Value at end of period	$16.18	$17.24	$15.20	$14.37	$14.73	$14.08	$12.14	$10.86
Number of accumulation units outstanding at end of period	1,895	1,250	6,507	6,412	1,581	1,580	1,581	836
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$19.04	$16.24	$15.21	$16.26
Value at end of period	$17.51	$19.04	$16.24	$15.21
Number of accumulation units outstanding at end of period	0	0	1,421	1,421
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$19.93	$16.75	$14.65
Value at end of period	$18.07	$19.93	$16.75
Number of accumulation units outstanding at end of period	0	176	100
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$20.08	$16.80	$14.70
Value at end of period	$18.15	$20.08	$16.80
Number of accumulation units outstanding at end of period	0	442	252
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.11	$13.06	$12.57	$12.88
Value at end of period	$13.51	$14.11	$13.06	$12.57
Number of accumulation units outstanding at end of period	6,313	5,996	6,368	6,555
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41
Value at end of period	$15.43	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18
Number of accumulation units outstanding at end of period	28,224	36,707	42,320	46,403	40,881	50,235	50,490	30,287
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	624	243	14	7	14	6	320	320
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.04	$21.16	$20.66	$19.71	$17.61	$13.65	$13.69
Value at end of period	$26.24	$27.04	$21.16	$20.66	$19.71	$17.61	$13.65
Number of accumulation units outstanding at end of period	2,709	2,302	1,661	1,744	1,267	1,158	719

CFI 67

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.36	$12.84	$11.44	$12.15	$11.95
Value at end of period	$13.04	$14.36	$12.84	$11.44	$12.15
Number of accumulation units outstanding at end of period	1,437	1,173	885	1,675	140
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23
Value at end of period	$33.59	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91
Number of accumulation units outstanding at end of period	3,576	4,395	3,714	4,030	4,178	5,230	4,343	2,274
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$12.85
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	5
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	13,813	12,971	10,929	6,867	2,749	747	3,202	2,870
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	8,959	7,040	5,899	4,499	2,921	1,999	1,566	1,258
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	4,356	3,620	3,769	3,941	2,865	1,953	1,275	956
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75
Value at end of period	$29.02	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68
Number of accumulation units outstanding at end of period	2,962	3,226	3,037	3,048	3,443	3,213	2,429	1,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39
Value at end of period	$28.11	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78
Number of accumulation units outstanding at end of period	1,103	2,076	1,967	1,843	1,583	2,245	1,912	3,272
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	1,573	1,796	540	648	385	339	78	295
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98
Value at end of period	$25.01	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04
Number of accumulation units outstanding at end of period	970	944	1,022	1,116	1,155	1,257	1,388	1,479
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$24.20	$21.99	$17.90	$18.41	$16.53	$12.70	$11.03	$10.53
Value at end of period	$20.51	$24.20	$21.99	$17.90	$18.41	$16.53	$12.70	$11.03
Number of accumulation units outstanding at end of period	1,578	1,780	1,289	1,405	1,283	1,461	567	10

CFI 68

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	2,524	3,008	4,636	4,412	4,774	5,899	6,822	4,538
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	1,784	1,600	1,135	1,082	1,011	1,125	1,198	1,411
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	1,213	832	2,050	2,944	2,242	2,096	1,345	475
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.95
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	1,271	964	726	492	203	156	135	135
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Value at end of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07
Number of accumulation units outstanding at end of period	4,916	5,763	5,638	5,944	4,434	5,784	5,724	6,196
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70
Number of accumulation units outstanding at end of period	1,542	1,925	1,698	1,822	2,007	2,050	1,720	1,148
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	154,168	165,642	142,352	128,986	106,893	94,859	80,648	68,491
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55
Value at end of period	$21.43	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28
Number of accumulation units outstanding at end of period	7,712	9,785	10,678	11,422	12,248	15,495	12,030	10,941
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66
Number of accumulation units outstanding at end of period	4,150	5,803	6,925	6,969	7,800	9,194	9,621	1,476
WANGER SELECT
Value at beginning of period	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92
Value at end of period	$26.12	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75
Number of accumulation units outstanding at end of period	1,170	1,775	1,716	2,694	2,911	3,188	3,249	4,470
WANGER USA
Value at beginning of period	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61
Value at end of period	$28.58	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93
Number of accumulation units outstanding at end of period	879	3,277	3,237	3,179	3,057	2,997	2,734	2,564

CFI 69

Condensed Financial Information (continued)

TABLE 16
FOR CERTAIN CONTRACTS ISSUED UNDER 403(b) PLANS AND CERTAIN DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02
Value at end of period	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12
Number of accumulation units outstanding at end of period	7,163	7,439	7,521	7,414	6,247	5,851	3,906	3,363
AMERICAN BEACON SMALL CAP VALUE FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2015)
Value at beginning of period	$13.21	$12.34	$9.89	$10.08
Value at end of period	$10.97	$13.21	$12.34	$9.89
Number of accumulation units outstanding at end of period	479	934	591	7
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Value at end of period	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	77,667	68,835	56,226	55,723	64,769	64,365	118,092	49,936
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62	$10.48	$10.11
Value at end of period	$19.79	$20.47	$17.63	$15.64	$16.31	$14.67	$11.62	$10.48
Number of accumulation units outstanding at end of period	44,331	32,338	21,450	10,943	5,222	3,023	1,104	17
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.06	$9.81	$9.29	$9.09
Value at end of period	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	21,208	16,541	6,720	350
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04
Value at end of period	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	156,540	146,951	139,316	120,580	100,230	79,078	68,969	62,132
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.81	$9.02	$8.79	$9.46	$10.22
Value at end of period	$10.23	$11.81	$9.02	$8.79	$9.46
Number of accumulation units outstanding at end of period	19,094	17,639	7,250	3,360	47
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97
Value at end of period	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19
Number of accumulation units outstanding at end of period	419,221	421,459	419,622	419,110	407,359	390,080	385,599	358,043
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Value at end of period	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	47,985	51,262	49,300	44,427	45,691	29,849	12,041	10,039
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Value at end of period	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	15,043	14,892	17,513	17,341	14,554	8,230	2,789	2,015

CFI 70

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27
Value at end of period	$10.95	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58
Number of accumulation units outstanding at end of period	49,709	53,202	53,014	58,735	46,036	33,823	21,653	17,882
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.01	$10.41	$9.14	$9.52
Value at end of period	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	16,897	15,745	13,144	9
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$11.59	$9.37	$10.07	$10.74
Value at end of period	$12.39	$11.59	$9.37	$10.07
Number of accumulation units outstanding at end of period	8,184	5,633	4,125	228
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.30	$11.45	$9.44	$10.25	$10.16
Value at end of period	$10.99	$12.30	$11.45	$9.44	$10.25
Number of accumulation units outstanding at end of period	7,558	6,675	5,993	3,615	1,040
CLEARBRIDGE AGGRESSIVE GROWTH FUND (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.37	$10.92	$10.43	$11.02	$10.36
Value at end of period	$11.28	$12.37	$10.92	$10.43	$11.02
Number of accumulation units outstanding at end of period	5,643	5,060	3,933	3,167	28
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Value at end of period	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	10,586	11,601	13,635	11,255	10,616	8,748	6,707	7,209
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.52	$14.97	$11.57	$12.52	$12.03	$10.59
Value at end of period	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	8,129	8,252	8,256	2,587	1,944	768
DWS SMALL CAP GROWTH FUND (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.63	$11.40	$10.61	$12.12
Value at end of period	$11.68	$13.63	$11.40	$10.61
Number of accumulation units outstanding at end of period	514	653	440	120
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24
Value at end of period	$54.73	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14
Number of accumulation units outstanding at end of period	228,371	255,099	270,049	296,071	312,747	314,615	321,489	318,801
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$14.70	$11.59	$11.02	$10.87	$10.41
Value at end of period	$13.91	$14.70	$11.59	$11.02	$10.87
Number of accumulation units outstanding at end of period	85,718	62,517	34,499	17,180	866
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (ADVISOR CLASS)
(Funds were first received in this option during October 2014)
Value at beginning of period	$14.22	$12.09	$14.74	$14.11	$12.64
Value at end of period	$11.86	$14.22	$12.09	$14.74	$14.11
Number of accumulation units outstanding at end of period	4,484	4,713	3,530	7,555	43

CFI 71

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.91	$6.95	$5.22	$7.55
Value at end of period	$5.21	$6.91	$6.95	$5.22
Number of accumulation units outstanding at end of period	466	427	299	141
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80
Value at end of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87
Number of accumulation units outstanding at end of period	55,604	59,979	67,976	65,968	74,085	74,098	72,669	71,483
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.24	$10.55	$10.54	$11.28	$11.37
Value at end of period	$12.41	$13.24	$10.55	$10.54	$11.28
Number of accumulation units outstanding at end of period	99	80	64	41	2
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.17	$11.22	$9.78	$10.84	$10.56
Value at end of period	$10.51	$12.17	$11.22	$9.78	$10.84
Number of accumulation units outstanding at end of period	18,008	12,368	8,010	2,692	13
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during February 2015)
Value at beginning of period	$5.92	$6.51	$5.27	$7.58
Value at end of period	$4.30	$5.92	$6.51	$5.27
Number of accumulation units outstanding at end of period	666	385	194	253
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.79	$10.47	$9.53	$9.90	$10.04
Value at end of period	$10.65	$10.79	$10.47	$9.53	$9.90
Number of accumulation units outstanding at end of period	5,238	1,866	836	253	22
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during October 2014)
Value at beginning of period	$10.84	$10.29	$9.34	$9.72	$9.93
Value at end of period	$10.36	$10.84	$10.29	$9.34	$9.72
Number of accumulation units outstanding at end of period	34,175	24,394	16,865	9,296	2
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63
Value at end of period	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62
Number of accumulation units outstanding at end of period	4,563	4,154	3,722	3,149	3,204	2,612	2,139	2,543
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2015)
Value at beginning of period	$13.66	$10.41	$10.36	$10.76
Value at end of period	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	15,549	13,619	9,646	4,233
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.98	$12.04	$10.62	$11.00	$10.79
Value at end of period	$13.19	$13.98	$12.04	$10.62	$11.00
Number of accumulation units outstanding at end of period	50,678	33,988	20,972	5,714	1
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.20	$10.08	$10.11
Value at end of period	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	13,608	4,069	3,404

CFI 72

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.31	$10.12	$10.02	$10.15	$9.71	$9.62
Value at end of period	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	40,643	44,372	31,871	22,804	15,991	1,855
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.20	$10.54	$10.27	$10.44
Value at end of period	$11.83	$13.20	$10.54	$10.27
Number of accumulation units outstanding at end of period	35,095	25,463	14,904	5,348
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during January 2015)
Value at beginning of period	$13.60	$10.93	$10.19	$10.33
Value at end of period	$13.22	$13.60	$10.93	$10.19
Number of accumulation units outstanding at end of period	4,959	3,897	3,760	3,500
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS Y)
(Funds were first received in this option during June 2014)
Value at beginning of period	$13.20	$9.89	$9.35	$10.98	$12.20
Value at end of period	$11.48	$13.20	$9.89	$9.35	$10.98
Number of accumulation units outstanding at end of period	52	52	52	42	30
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during February 2015)
Value at beginning of period	$11.25	$8.98	$9.28	$9.61
Value at end of period	$8.96	$11.25	$8.98	$9.28
Number of accumulation units outstanding at end of period	32,828	22,750	12,480	6,987
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during September 2014)
Value at beginning of period	$14.93	$10.93	$11.09	$9.75	$9.72
Value at end of period	$13.38	$14.93	$10.93	$11.09	$9.75
Number of accumulation units outstanding at end of period	7,732	5,930	7,514	428	98
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during September 2011)
Value at beginning of period	$29.51	$25.63	$23.50	$23.93	$21.17	$15.99	$14.03	$12.79
Value at end of period	$29.08	$29.51	$25.63	$23.50	$23.93	$21.17	$15.99	$14.03
Number of accumulation units outstanding at end of period	24,754	19,522	17,419	11,133	6,227	4,680	3,473	2,997
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during October 2014)
Value at beginning of period	$11.94	$10.59	$9.25	$10.70	$10.42
Value at end of period	$11.99	$11.94	$10.59	$9.25	$10.70
Number of accumulation units outstanding at end of period	5,194	4,556	3,895	2,813	2,035
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$6.16	$6.08	$5.39	$7.36	$8.54
Value at end of period	$5.22	$6.16	$6.08	$5.39	$7.36
Number of accumulation units outstanding at end of period	13,105	9,945	4,482	1,727	1,524
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.09	$9.91	$9.91	$9.98
Value at end of period	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	22,793	24,719	25,253	3,544

CFI 73

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69
Value at end of period	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02
Number of accumulation units outstanding at end of period	134,338	153,401	157,919	172,523	194,108	196,923	207,345	196,714
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73	$9.89
Value at end of period	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	150,688	118,684	77,429	71,727	57,194	29,566	21,368	10,509
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.48	$12.15	$9.89	$10.91
Value at end of period	$10.84	$13.48	$12.15	$9.89
Number of accumulation units outstanding at end of period	15,272	10,802	7,204	3,332
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.51	$10.61	$9.61	$9.98
Value at end of period	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	7,366	8,471	4,379	2,452
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.24	$10.04	$9.61	$10.34
Value at end of period	$10.99	$12.24	$10.04	$9.61
Number of accumulation units outstanding at end of period	2,247	2,197	1,725	2,184
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.60	$10.21	$9.68	$10.14	$10.35
Value at end of period	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	9,460	8,981	7,881	4,971	4,039
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53
Value at end of period	$12.54	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36
Number of accumulation units outstanding at end of period	264,312	223,920	291,258	311,578	314,016	388,407	417,826	391,866
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36
Value at end of period	$28.89	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13
Number of accumulation units outstanding at end of period	74,899	77,694	81,713	92,536	100,439	107,086	92,943	105,339
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$21.30	$18.78	$17.75	$18.20	$17.40	$15.42
Value at end of period	$20.00	$21.30	$18.78	$17.75	$18.20	$17.40
Number of accumulation units outstanding at end of period	265,185	222,131	155,748	125,699	7,262	2,677
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$23.86	$20.36	$19.06	$19.59	$18.69	$17.34
Value at end of period	$21.94	$23.86	$20.36	$19.06	$19.59	$18.69
Number of accumulation units outstanding at end of period	389,958	313,252	260,198	221,922	15,682	7,936
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$25.39	$21.34	$19.95	$20.53	$19.55	$15.92	$14.11
Value at end of period	$23.03	$25.39	$21.34	$19.95	$20.53	$19.55	$15.92
Number of accumulation units outstanding at end of period	367,073	301,792	252,139	198,836	5,142	2,228	166

CFI 74

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$20.08	$16.80	$15.74	$16.21	$15.39	$12.54	$10.95
Value at end of period	$18.15	$20.08	$16.80	$15.74	$16.21	$15.39	$12.54
Number of accumulation units outstanding at end of period	126,098	75,539	48,141	30,330	571	114	1
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$16.65	$15.41	$14.83	$15.16	$14.45	$14.35
Value at end of period	$15.94	$16.65	$15.41	$14.83	$15.16	$14.45
Number of accumulation units outstanding at end of period	123,090	161,168	144,485	131,468	85	2
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80
Value at end of period	$23.38	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97
Number of accumulation units outstanding at end of period	201,845	208,553	210,670	220,075	83,568	87,381	120,418	118,941
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	54,058	43,659	58,032	61,322	50,307	45,257	41,769	35,819
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$27.04	$21.16	$20.66	$19.71	$17.61	$13.65	$11.73	$11.94
Value at end of period	$26.24	$27.04	$21.16	$20.66	$19.71	$17.61	$13.65	$11.73
Number of accumulation units outstanding at end of period	10,759	9,049	7,527	6,979	4,932	2,777	515	2
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.36	$12.84	$11.44	$12.15	$11.22	$10.23
Value at end of period	$13.04	$14.36	$12.84	$11.44	$12.15	$11.22
Number of accumulation units outstanding at end of period	2,914	3,300	2,066	1,633	1,132	870
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41
Value at end of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	119,258	115,710	68,389	65,922	61,703	66,637	39,304	29,237
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.56	$11.71
Value at end of period	$10.47	$13.56
Number of accumulation units outstanding at end of period	3,100	662
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Value at end of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	71,632	72,545	60,327	64,454	59,801	47,465	47,549	37,559
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Value at end of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	83,990	77,673	61,393	50,170	34,819	18,915	14,437	8,058
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Value at end of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	64,601	55,961	52,869	39,832	31,574	19,433	14,777	10,079
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57
Value at end of period	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53
Number of accumulation units outstanding at end of period	61,449	56,044	47,060	42,472	35,302	37,621	28,427	22,478

CFI 75

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Value at end of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56
Number of accumulation units outstanding at end of period	20,036	21,320	21,312	22,908	22,352	22,455	26,500	28,632
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	46,401	46,753	39,089	32,741	29,779	28,138	24,570	24,759
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84	$12.24
Value at end of period	$24.59	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	94,336	73,337	61,385	43,588	1,633	142	85	85
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$24.20	$21.99	$17.90	$18.41	$16.53	$12.70	$12.49
Value at end of period	$20.51	$24.20	$21.99	$17.90	$18.41	$16.53	$12.70
Number of accumulation units outstanding at end of period	2,113	1,647	1,288	805	1,210	934	63
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	68,355	81,850	87,112	90,509	93,414	88,707	82,370	70,155
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80
Value at end of period	$19.94	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50
Number of accumulation units outstanding at end of period	204,934	221,761	261,409	272,299	295,606	230,776	239,207	261,317
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	38,482	43,256	42,014	42,957	41,599	40,188	34,875	34,068
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	35,313	40,815	37,340	34,873	38,129	41,276	40,964	34,444
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75
Value at end of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	33,834	35,958	35,304	37,925	34,663	34,145	14,581	11,506
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84
Value at end of period	$22.52	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56
Number of accumulation units outstanding at end of period	183,127	192,835	206,359	230,045	254,922	269,845	283,041	303,720
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99
Value at end of period	$20.09	$20.90	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70
Number of accumulation units outstanding at end of period	60,007	62,902	57,245	59,670	68,605	46,848	35,220	26,093
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Value at end of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	1,039,604	1,038,443	1,067,506	996,126	878,851	771,875	682,915	644,695

CFI 76

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04
Value at end of period	$27.39	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70
Number of accumulation units outstanding at end of period	88,697	90,738	86,253	97,658	95,534	86,206	79,038	81,506
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82
Value at end of period	$9.61	$11.44	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66
Number of accumulation units outstanding at end of period	62,756	74,820	81,646	84,616	94,458	93,740	96,108	54,273
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.00	$9.40	$8.56	$9.36	$10.05
Value at end of period	$9.33	$11.00	$9.40	$8.56	$9.36
Number of accumulation units outstanding at end of period	194	516	1,751	374	366
WANGER SELECT
Value at beginning of period	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40
Value at end of period	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34
Number of accumulation units outstanding at end of period	38,682	50,307	51,665	51,883	53,916	50,489	49,976	53,318
WANGER USA
Value at beginning of period	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37
Value at end of period	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70
Number of accumulation units outstanding at end of period	32,684	36,211	34,506	38,102	38,955	40,756	40,477	42,097

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.33	$17.52	$15.56	$16.24	$14.63	$13.09
Value at end of period	$19.63	$20.33	$17.52	$15.56	$16.24	$14.63
Number of accumulation units outstanding at end of period	0	2,311	1,919	1,273	328	306
AMERICAN FUNDS® - NEW WORLD FUND® (CLASS R-4)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.77	$9.00	$8.77	$9.80
Value at end of period	$10.19	$11.77	$9.00	$8.77
Number of accumulation units outstanding at end of period	0	717	487	216
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2012)
Value at beginning of period	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40	$11.70
Value at end of period	$18.30	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40
Number of accumulation units outstanding at end of period	0	15	12	17	13	488	215
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.08	$20.18	$17.70	$18.71	$17.09	$14.54
Value at end of period	$19.65	$23.08	$20.18	$17.70	$18.71	$17.09
Number of accumulation units outstanding at end of period	0	0	0	9	5	2

CFI 77

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33	$8.67
Value at end of period	$10.82	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33
Number of accumulation units outstanding at end of period	0	64	35	32	231	452	140
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.97	$10.39	$9.80
Value at end of period	$11.25	$11.97	$10.39
Number of accumulation units outstanding at end of period	1	344	322
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2016)
Value at beginning of period	$11.56	$9.36	$9.79
Value at end of period	$12.34	$11.56	$9.36
Number of accumulation units outstanding at end of period	1	2,502	1,760
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2015)
Value at beginning of period	$12.26	$11.42	$9.43	$9.81
Value at end of period	$10.94	$12.26	$11.42	$9.43
Number of accumulation units outstanding at end of period	0	266	1,781	1,816
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43	$10.36
Value at end of period	$15.44	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,331	1,240
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2016)
Value at beginning of period	$6.88	$6.94	$5.33
Value at end of period	$5.19	$6.88	$6.94
Number of accumulation units outstanding at end of period	0	2,368	2,122
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2017)
Value at beginning of period	$13.19	$11.40
Value at end of period	$12.36	$13.19
Number of accumulation units outstanding at end of period	0	31
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during July 2016)
Value at beginning of period	$5.90	$6.49	$5.87
Value at end of period	$4.28	$5.90	$6.49
Number of accumulation units outstanding at end of period	2	582	539
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.75	$10.44	$9.91
Value at end of period	$10.60	$10.75	$10.44
Number of accumulation units outstanding at end of period	1	383	324
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$21.32	$18.78	$17.00	$18.01	$17.47	$16.05
Value at end of period	$18.52	$21.32	$18.78	$17.00	$18.01	$17.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	11

CFI 78

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.61	$10.38	$9.99
Value at end of period	$12.74	$13.61	$10.38
Number of accumulation units outstanding at end of period	0	3,429	2,656
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$13.93	$12.01	$10.60	$10.93
Value at end of period	$13.13	$13.93	$12.01	$10.60
Number of accumulation units outstanding at end of period	0	8,723	9,489	2,585
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during July 2015)
Value at beginning of period	$13.15	$10.51	$10.25	$10.57
Value at end of period	$11.78	$13.15	$10.51	$10.25
Number of accumulation units outstanding at end of period	0	3,021	2,749	57
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during November 2015)
Value at beginning of period	$11.21	$8.96	$9.27	$9.38
Value at end of period	$8.92	$11.21	$8.96	$9.27
Number of accumulation units outstanding at end of period	0	0	1,384	1,435
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$14.87	$10.90	$10.79
Value at end of period	$13.32	$14.87	$10.90
Number of accumulation units outstanding at end of period	0	2,884	1,951
PARNASSUS CORE EQUITY FUNDSM (INVESTOR SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$29.28	$25.46	$23.37	$23.82	$21.09	$15.95	$15.14
Value at end of period	$28.84	$29.28	$25.46	$23.37	$23.82	$21.09	$15.95
Number of accumulation units outstanding at end of period	0	0	0	7	4	724	164
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$21.14	$18.66	$17.65	$18.12	$17.33	$14.97	$14.44
Value at end of period	$19.83	$21.14	$18.66	$17.65	$18.12	$17.33	$14.97
Number of accumulation units outstanding at end of period	772	13,155	11,720	9,976	8,667	26,420	16,122
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$23.68	$20.23	$18.96	$19.50	$18.62	$15.43	$14.85
Value at end of period	$21.76	$23.68	$20.23	$18.96	$19.50	$18.62	$15.43
Number of accumulation units outstanding at end of period	1,733	1,200	901	534	215	22,813	15,721
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$25.20	$21.20	$19.84	$20.44	$19.49	$15.88	$15.27
Value at end of period	$22.83	$25.20	$21.20	$19.84	$20.44	$19.49	$15.88
Number of accumulation units outstanding at end of period	719	1,071	661	372	183	3,921	800
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.93	$16.69	$15.65	$16.13	$15.34	$12.50	$12.02
Value at end of period	$17.99	$19.93	$16.69	$15.65	$16.13	$15.34	$12.50
Number of accumulation units outstanding at end of period	769	568	479	467	380	3,421	1,208

CFI 79

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.52	$15.31	$14.75	$15.11
Value at end of period	$15.81	$16.52	$15.31	$14.75
Number of accumulation units outstanding at end of period	748	7,031	7,397	6,564
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$26.84	$21.02	$20.54	$19.62	$17.55	$15.25
Value at end of period	$26.02	$26.84	$21.02	$20.54	$19.62	$17.55
Number of accumulation units outstanding at end of period	0	5,020	4,720	4,556	4,186	4,282
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.29	$12.79	$11.62
Value at end of period	$12.97	$14.29	$12.79
Number of accumulation units outstanding at end of period	1	578	543
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$20.74	$17.82	$15.50
Value at end of period	$18.56	$20.74	$17.82
Number of accumulation units outstanding at end of period	0	1,950	1,348
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$21.10	$18.72	$15.67	$16.64	$16.07	$13.60
Value at end of period	$18.47	$21.10	$18.72	$15.67	$16.64	$16.07
Number of accumulation units outstanding at end of period	0	16	13	134	99	65
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.02	$21.84	$17.80	$18.32	$16.47	$15.35
Value at end of period	$20.34	$24.02	$21.84	$17.80	$18.32	$16.47
Number of accumulation units outstanding at end of period	0	0	0	9	5	2

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98
Value at end of period	$25.17	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07
Number of accumulation units outstanding at end of period	115	87	157	55	979	695	298	49
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11
Value at end of period	$11.51	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39
Number of accumulation units outstanding at end of period	476	386	822	1,712	7,481	7,169	5,900	4,209

CFI 80

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - AMERICAN MUTUAL FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.25	$17.47	$15.52	$16.21	$14.60	$11.58	$10.47	$9.87
Value at end of period	$19.55	$20.25	$17.47	$15.52	$16.21	$14.60	$11.58	$10.47
Number of accumulation units outstanding at end of period	1,121	861	839	543	212	349	276	190
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00
Value at end of period	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71
Number of accumulation units outstanding at end of period	3,414	4,096	3,102	3,528	4,204	4,829	1,430	2,096
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85
Value at end of period	$26.91	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05
Number of accumulation units outstanding at end of period	22,305	22,532	23,954	26,813	26,250	38,622	32,625	33,780
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70
Value at end of period	$18.22	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78
Number of accumulation units outstanding at end of period	1,450	1,400	1,170	1,385	1,114	1,274	210	282
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23
Value at end of period	$10.76	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53
Number of accumulation units outstanding at end of period	2,099	1,676	822	556	519	119	214	224
BLACKROCK MID CAP DIVIDEND FUND (INSTITUTIONAL SHARES)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.24	$11.40	$9.42	$10.24	$10.57
Value at end of period	$10.92	$12.24	$11.40	$9.42	$10.24
Number of accumulation units outstanding at end of period	110	97	58	46	22
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60
Value at end of period	$15.35	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06
Number of accumulation units outstanding at end of period	1,104	1,635	1,406	1,092	834	1,567	1,581	1,554
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2014)
Value at beginning of period	$16.40	$14.89	$11.52	$12.49	$12.74
Value at end of period	$13.33	$16.40	$14.89	$11.52	$12.49
Number of accumulation units outstanding at end of period	69	59	48	38	18
DWS SMALL CAP GROWTH FUND (CLASS S)
(Funds were first received in this option during September 2014)
Value at beginning of period	$13.56	$11.36	$10.58	$10.98	$10.78
Value at end of period	$11.60	$13.56	$11.36	$10.58	$10.98
Number of accumulation units outstanding at end of period	80	553	54	43	21
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60
Value at end of period	$52.91	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49
Number of accumulation units outstanding at end of period	8,658	10,378	12,522	13,998	18,958	29,802	27,210	27,772
FRANKLIN NATURAL RESOURCES FUND (ADVISOR CLASS)
(Funds were first received in this option during September 2014)
Value at beginning of period	$6.87	$6.93	$5.21	$7.30	$9.95
Value at end of period	$5.18	$6.87	$6.93	$5.21	$7.30
Number of accumulation units outstanding at end of period	135	111	83	64	28
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54
Value at end of period	$30.07	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59
Number of accumulation units outstanding at end of period	1,924	2,569	2,723	2,652	2,714	2,994	2,454	2,554

CFI 81

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$13.17	$11.98
Value at end of period	$12.33	$13.17
Number of accumulation units outstanding at end of period	0	99
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.10	$11.17	$9.76	$10.83	$9.73
Value at end of period	$10.43	$12.10	$11.17	$9.76	$10.83
Number of accumulation units outstanding at end of period	124	634	83	58	35
INVESCO ENERGY FUND (CLASS R5)
(Funds were first received in this option during September 2014)
Value at beginning of period	$5.89	$6.48	$5.25	$7.51	$10.07
Value at end of period	$4.27	$5.89	$6.48	$5.25	$7.51
Number of accumulation units outstanding at end of period	434	457	93	63	27
INVESCO FLOATING RATE FUND (CLASS R5)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.73	$10.43	$9.67
Value at end of period	$10.57	$10.73	$10.43
Number of accumulation units outstanding at end of period	1,450	819	189
INVESCO HIGH YIELD FUND (CLASS R5)
(Funds were first received in this option during October 2014)
Value at beginning of period	$10.78	$10.25	$9.31	$9.71	$9.68
Value at end of period	$10.28	$10.78	$10.25	$9.31	$9.71
Number of accumulation units outstanding at end of period	1,057	760	86	836	798
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57	$12.79
Value at end of period	$18.43	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	930	863	814	741	685	624	582	340
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$13.58	$10.37	$10.34	$10.51
Value at end of period	$12.71	$13.58	$10.37	$10.34
Number of accumulation units outstanding at end of period	274	99	0	7
JPMORGAN EQUITY INCOME FUND (CLASS I SHARES)
(Funds were first received in this option during April 2016)
Value at beginning of period	$13.90	$11.99	$10.74
Value at end of period	$13.10	$13.90	$11.99
Number of accumulation units outstanding at end of period	1,741	1,163	199
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.23	$10.07	$9.98	$10.12	$9.77
Value at end of period	$10.09	$10.23	$10.07	$9.98	$10.12
Number of accumulation units outstanding at end of period	4,958	4,081	3,954	2,398	14,276
MFS® INTERNATIONAL VALUE FUND (CLASS R3)
(Funds were first received in this option during March 2016)
Value at beginning of period	$13.13	$10.50	$10.37
Value at end of period	$11.75	$13.13	$10.50
Number of accumulation units outstanding at end of period	2,258	1,719	363

CFI 82

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
MFS® NEW DISCOVERY FUND (CLASS R3)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.53	$11.03
Value at end of period	$13.13	$13.53
Number of accumulation units outstanding at end of period	78	43
OPPENHEIMER INTERNATIONAL GROWTH FUND (CLASS Y)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.19	$8.94	$9.19
Value at end of period	$8.90	$11.19	$8.94
Number of accumulation units outstanding at end of period	873	691	310
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during September 2014)
Value at beginning of period	$14.85	$10.89	$11.07	$9.75	$10.06
Value at end of period	$13.29	$14.85	$10.89	$11.07	$9.75
Number of accumulation units outstanding at end of period	1,172	735	86	32	8
PGIM JENNISON UTILITY FUND (CLASS Z)
(Funds were first received in this option during January 2017)
Value at beginning of period	$11.00	$9.89
Value at end of period	$11.03	$11.00
Number of accumulation units outstanding at end of period	1,203	829
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.05	$9.88	$10.03
Value at end of period	$9.96	$10.05	$9.88
Number of accumulation units outstanding at end of period	2,897	2,187	428
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50
Value at end of period	$20.47	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81
Number of accumulation units outstanding at end of period	6,627	6,341	5,873	8,381	10,015	11,414	13,656	16,810
VICTORY INTEGRITY SMALL-CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during April 2016)
Value at beginning of period	$13.41	$12.10	$9.95
Value at end of period	$10.77	$13.41	$12.10
Number of accumulation units outstanding at end of period	285	285	31
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.19	$10.01	$9.60	$10.33
Value at end of period	$10.92	$12.19	$10.01	$9.60
Number of accumulation units outstanding at end of period	0	0	0	752
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$11.54	$10.17	$9.66	$10.13	$10.34
Value at end of period	$10.55	$11.54	$10.17	$9.66	$10.13
Number of accumulation units outstanding at end of period	289	275	258	247	22
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during December 2018)
Value at beginning of period	$10.94
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	168
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23
Value at end of period	$12.12	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05
Number of accumulation units outstanding at end of period	13,765	13,649	32,657	37,270	32,056	32,396	40,352	67,670

CFI 83

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03
Value at end of period	$27.92	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78
Number of accumulation units outstanding at end of period	18,887	27,424	29,199	32,701	35,207	45,165	37,457	54,654
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.06	$18.60	$17.60	$18.08	$17.30	$14.95	$13.38	$13.10
Value at end of period	$19.74	$21.06	$18.60	$17.60	$18.08	$17.30	$14.95	$13.38
Number of accumulation units outstanding at end of period	9,645	8,104	7,343	6,776	6,041	5,442	4,559	4,023
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$23.59	$20.16	$18.91	$19.46	$18.59	$15.41	$13.53	$13.23
Value at end of period	$21.66	$23.59	$20.16	$18.91	$19.46	$18.59	$15.41	$13.53
Number of accumulation units outstanding at end of period	4,130	4,488	4,551	7,316	5,611	4,076	3,005	2,738
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$25.10	$21.13	$19.78	$20.39	$19.45	$15.86	$13.85	$13.51
Value at end of period	$22.73	$25.10	$21.13	$19.78	$20.39	$19.45	$15.86	$13.85
Number of accumulation units outstanding at end of period	2,182	1,550	613	534	766	624	519	762
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.85	$16.64	$15.61	$16.09	$15.31	$13.08
Value at end of period	$17.92	$19.85	$16.64	$15.61	$16.09	$15.31
Number of accumulation units outstanding at end of period	4,925	3,516	2,709	2,395	1,276	662
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.46	$15.26	$14.71	$15.08
Value at end of period	$15.74	$16.46	$15.26	$14.71
Number of accumulation units outstanding at end of period	884	891	898	1,468
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39
Value at end of period	$22.60	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51
Number of accumulation units outstanding at end of period	14,379	15,105	16,063	18,866	17,269	18,648	17,155	20,886
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93
Value at end of period	$9.09	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86
Number of accumulation units outstanding at end of period	2,237	2,168	2,211	2,995	2,860	3,722	2,740	3,158
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.74	$20.95	$20.49	$19.58	$17.52	$13.60	$11.71	$11.56
Value at end of period	$25.91	$26.74	$20.95	$20.49	$19.58	$17.52	$13.60	$11.71
Number of accumulation units outstanding at end of period	509	257	118	0	0	194	147	92
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18
Value at end of period	$29.45	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87
Number of accumulation units outstanding at end of period	2,339	2,150	1,691	2,489	2,666	3,317	1,416	1,374
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.53	$12.93
Value at end of period	$10.43	$13.53
Number of accumulation units outstanding at end of period	0	229

CFI 84

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93
Value at end of period	$18.92	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04
Number of accumulation units outstanding at end of period	6,331	5,830	3,871	5,464	4,671	8,581	6,257	4,459
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08
Value at end of period	$18.46	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75
Number of accumulation units outstanding at end of period	2,701	1,895	791	1,249	1,093	1,194	989	191
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80
Value at end of period	$18.37	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24
Number of accumulation units outstanding at end of period	3,261	2,818	1,051	1,502	1,527	2,210	1,720	680
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43
Value at end of period	$17.85	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37
Number of accumulation units outstanding at end of period	3,242	3,026	3,140	3,215	2,982	2,833	2,703	2,631
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07
Value at end of period	$50.96	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91
Number of accumulation units outstanding at end of period	2,178	3,010	3,637	3,865	4,552	5,072	4,236	4,463
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12
Value at end of period	$12.03	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76
Number of accumulation units outstanding at end of period	992	570	524	1,891	2,025	1,951	901	413
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$25.58	$21.36	$19.40	$19.45	$17.40	$14.35
Value at end of period	$24.06	$25.58	$21.36	$19.40	$19.45	$17.40
Number of accumulation units outstanding at end of period	6,462	4,952	3,731	2,527	1,091	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$23.93	$21.77	$17.75	$18.28	$16.44	$12.65	$11.01	$10.28
Value at end of period	$20.26	$23.93	$21.77	$17.75	$18.28	$16.44	$12.65	$11.01
Number of accumulation units outstanding at end of period	633	550	635	474	378	336	336	336
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22
Value at end of period	$15.97	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03
Number of accumulation units outstanding at end of period	2,757	2,747	2,245	2,497	2,522	3,647	1,813	1,380
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98
Value at end of period	$18.87	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66
Number of accumulation units outstanding at end of period	15,250	16,909	23,241	24,862	27,125	26,389	29,887	29,468
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57
Value at end of period	$19.58	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16
Number of accumulation units outstanding at end of period	1,961	857	800	680	752	1,468	1,099	1,388
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61
Value at end of period	$22.13	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03
Number of accumulation units outstanding at end of period	1,123	1,333	1,663	2,679	2,212	2,769	2,486	1,717

CFI 85

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63
Value at end of period	$26.02	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26
Number of accumulation units outstanding at end of period	1,088	914	560	743	3,454	3,198	2,771	2,369
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04
Value at end of period	$21.20	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72
Number of accumulation units outstanding at end of period	16,999	20,522	24,287	27,762	28,464	30,387	32,750	37,988
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89
Value at end of period	$19.71	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57
Number of accumulation units outstanding at end of period	1,872	2,869	2,682	3,815	3,578	2,669	1,322	903
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42
Value at end of period	$25.48	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62
Number of accumulation units outstanding at end of period	38,289	35,635	27,234	26,541	23,831	25,889	20,731	15,475
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86
Value at end of period	$26.76	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50
Number of accumulation units outstanding at end of period	6,173	6,178	5,690	5,640	6,053	8,788	9,187	10,133
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.27	$9.34	$9.30	$9.76	$10.60	$8.93	$7.62	$8.78
Value at end of period	$9.45	$11.27	$9.34	$9.30	$9.76	$10.60	$8.93	$7.62
Number of accumulation units outstanding at end of period	7,231	6,828	6,716	8,264	14,455	14,652	13,590	13,822
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$10.94	$9.60
Value at end of period	$9.26	$10.94
Number of accumulation units outstanding at end of period	112	53
WANGER SELECT
Value at beginning of period	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24
Value at end of period	$24.78	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18
Number of accumulation units outstanding at end of period	2,055	2,069	2,071	2,294	4,840	5,784	5,618	4,686
WANGER USA
Value at beginning of period	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23
Value at end of period	$27.49	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54
Number of accumulation units outstanding at end of period	2,239	2,222	2,093	2,905	2,670	3,296	3,267	4,986

CFI 86

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Multiple Sponsored Retirement Options II Variable Annuity prospectus dated May 1, 2019.

___Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.167680-19) dated May 1, 2019.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.167680-19

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS II

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2019

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2019. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate Account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration,

P.O. Box 990063

Windsor, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” we,” ”us” and “our”) issues the contracts described in the prospectus and is responsible for providing each contracts’ insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2018, 2017 and 2016 amounted to $54,251,364.57, $53,079,777.93 and $51,308,844.30, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

Example:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*   If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2018

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Accounts Auditor since 2001.
April 3, 2019

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income Portfolio - Class A
Aberdeen International Equity Fund - Institutional Class
Invesco Floating Rate Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Income & Growth Fund - A Class
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Small Cap Growth Fund - Class S
Deutsche Equity 500 Index Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
U.S. Targeted Value Portfolio - Institutional Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America® - Class R-3
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® New Discovery Fund - Class R3
MFS® International Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Core Equity FundSM - Investor Shares
Pax Balanced Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund - Class A
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Columbia Large Cap Value Fund - Advisor Class
Royce Total Return Fund - K Class
Ave Maria Rising Dividend Fund
SMALLCAP World Fund® - Class R-4
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg International Value Fund - Class R4
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Large Cap Growth Portfolio - Institutional Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Government Money Market Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Solution 2035 Portfolio - Service Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S

Subaccounts	Statement of Operations	Statement of Changes in Net Assets
Voya Index Plus SmallCap Portfolio - Class I	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A
Federated International Leaders Fund - Institutional Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from October 4, 2017 (commencement of operations) through December 31, 2017
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	For the period from June 6, 2018 (commencement of operations) through December 31, 2018
Vanguard® Total Bond Market Index Fund - Investor Shares	For the period from May 25, 2018 (commencement of operations) through December 31, 2018

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$174	$572	$12,452	$279	$3,104
Total assets	174	572	12,452	279	3,104
Net assets	$174	$572	$12,452	$279	$3,104

Net assets
Accumulation units	$174	$572	$12,452	$279	$3,104
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$174	$572	$12,452	$279	$3,104

Total number of mutual fund shares	36,302	20,589	961,567	38,587	182,286

Cost of mutual fund shares	$197	$617	$13,137	$292	$3,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$91	$523	$14	$132	$533
Total assets	91	523	14	132	533
Net assets	$91	$523	$14	$132	$533

Net assets
Accumulation units	$91	$523	$14	$132	$533
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$91	$523	$14	$132	$533

Total number of mutual fund shares	2,946	18,375	921	4,002	139,132

Cost of mutual fund shares	$104	$612	$17	$145	$569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$754	$44	$60	$26,539	$27,039
Total assets	754	44	60	26,539	27,039
Net assets	$754	$44	$60	$26,539	$27,039

Net assets
Accumulation units	$754	$44	$60	$26,412	$26,769
Contracts in payout (annuitization)	—	—	—	127	270
Total net assets	$754	$44	$60	$26,539	$27,039

Total number of mutual fund shares	26,182	2,412	5,399	464,377	873,932

Cost of mutual fund shares	$937	$63	$93	$24,961	$26,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$115	$6,124	$297	$6	$240
Total assets	115	6,124	297	6	240
Net assets	$115	$6,124	$297	$6	$240

Net assets
Accumulation units	$115	$6,124	$297	$6	$240
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$115	$6,124	$297	$6	$240

Total number of mutual fund shares	5,241	669,969	27,711	259	18,953

Cost of mutual fund shares	$128	$6,780	$359	$5	$372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$46,429	$66,562	$2,791	$315	$29,126
Total assets	46,429	66,562	2,791	315	29,126
Net assets	$46,429	$66,562	$2,791	$315	$29,126

Net assets
Accumulation units	$46,429	$66,562	$2,791	$315	$29,126
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,429	$66,562	$2,791	$315	$29,126

Total number of mutual fund shares	1,341,865	1,462,583	112,685	16,366	2,640,628

Cost of mutual fund shares	$44,283	$62,023	$2,830	$422	$30,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$9,812	$889	$97,554	$9,173	$22,907
Total assets	9,812	889	97,554	9,173	22,907
Net assets	$9,812	$889	$97,554	$9,173	$22,907

Net assets
Accumulation units	$9,812	$889	$97,554	$9,173	$22,907
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,812	$889	$97,554	$9,173	$22,907

Total number of mutual fund shares	301,361	17,038	1,869,929	245,394	717,424

Cost of mutual fund shares	$10,785	$986	$97,750	$9,395	$28,794

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$412	$9,051	$9,892	$769	$6,535
Total assets	412	9,051	9,892	769	6,535
Net assets	$412	$9,051	$9,892	$769	$6,535

Net assets
Accumulation units	$412	$9,051	$9,892	$769	$6,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$412	$9,051	$9,892	$769	$6,535

Total number of mutual fund shares	10,682	163,605	364,498	41,248	115,997

Cost of mutual fund shares	$525	$10,929	$11,017	$905	$6,646

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$24,939	$188	$11,923	$10,636	$45,323
Total assets	24,939	188	11,923	10,636	45,323
Net assets	$24,939	$188	$11,923	$10,636	$45,323

Net assets
Accumulation units	$24,939	$188	$11,923	$10,636	$45,089
Contracts in payout (annuitization)	—	—	—	—	234
Total net assets	$24,939	$188	$11,923	$10,636	$45,323

Total number of mutual fund shares	465,197	12,219	814,398	846,173	23,362,216

Cost of mutual fund shares	$24,069	$231	$14,988	$10,817	$45,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Assets
Investments in mutual funds
at fair value	$4,575	$557	$53	$7,400	$58
Total assets	4,575	557	53	7,400	58
Net assets	$4,575	$557	$53	$7,400	$58

Net assets
Accumulation units	$4,575	$557	$53	$7,400	$58
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,575	$557	$53	$7,400	$58

Total number of mutual fund shares	81,243	13,113	3,875	127,151	5,422

Cost of mutual fund shares	$4,903	$611	$56	$8,688	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$5	$7,411	$2	$296	$51
Total assets	5	7,411	2	296	51
Net assets	$5	$7,411	$2	$296	$51

Net assets
Accumulation units	$5	$7,411	$2	$296	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5	$7,411	$2	$296	$51

Total number of mutual fund shares	379	832,658	214	16,706	1,181

Cost of mutual fund shares	$6	$11,626	$3	$366	$63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$11,472	$2,656	$16	$646	$1,050
Total assets	11,472	2,656	16	646	1,050
Net assets	$11,472	$2,656	$16	$646	$1,050

Net assets
Accumulation units	$11,472	$2,656	$16	$646	$1,050
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,472	$2,656	$16	$646	$1,050

Total number of mutual fund shares	428,526	53,295	628	3,798	92,595

Cost of mutual fund shares	$12,251	$3,300	$21	$795	$1,084

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$2,016	$13,073	$126	$156	$2
Total assets	2,016	13,073	126	156	2
Net assets	$2,016	$13,073	$126	$156	$2

Net assets
Accumulation units	$2,016	$13,073	$126	$156	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,016	$13,073	$126	$156	$2

Total number of mutual fund shares	104,713	659,231	3,422	904	106

Cost of mutual fund shares	$2,147	$15,015	$133	$162	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,220	$275,861	$2	$2,475	$220,603
Total assets	3,220	275,861	2	2,475	220,603
Net assets	$3,220	$275,861	$2	$2,475	$220,603

Net assets
Accumulation units	$3,220	$275,861	$2	$2,475	$217,981
Contracts in payout (annuitization)	—	—	—	—	2,622
Total net assets	$3,220	$275,861	$2	$2,475	$220,603

Total number of mutual fund shares	73,005	6,252,507	66	91,181	10,829,779

Cost of mutual fund shares	$3,538	$252,571	$2	$2,681	$222,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$319,689	$7,738	$25,131	$1,099,134	$243,084
Total assets	319,689	7,738	25,131	1,099,134	243,084
Net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Net assets
Accumulation units	$317,006	$7,715	$25,131	$1,092,510	$243,084
Contracts in payout (annuitization)	2,683	23	—	6,624	—
Total net assets	$319,689	$7,738	$25,131	$1,099,134	$243,084

Total number of mutual fund shares	5,064,788	1,556,965	1,313,702	34,208,953	962,861

Cost of mutual fund shares	$237,330	$8,562	$24,731	$966,177	$165,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$14,470	$1,325	$274	$12	$278
Total assets	14,470	1,325	274	12	278
Net assets	$14,470	$1,325	$274	$12	$278

Net assets
Accumulation units	$14,470	$1,325	$274	$12	$278
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,470	$1,325	$274	$12	$278

Total number of mutual fund shares	1,057,781	51,016	2,180	551	9,404

Cost of mutual fund shares	$16,321	$1,562	$317	$15	$324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$95,726	$16	$9,942	$402,267	$—
Total assets	95,726	16	9,942	402,267	—
Net assets	$95,726	$16	$9,942	$402,267	$—

Net assets
Accumulation units	$94,740	$16	$9,942	$402,267	$—
Contracts in payout (annuitization)	986	—	—	—	—
Total net assets	$95,726	$16	$9,942	$402,267	$—

Total number of mutual fund shares	6,556,577	1,028	237,159	9,500,865	4

Cost of mutual fund shares	$120,964	$22	$10,254	$334,245	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$7	$1,479	$907	$12,191	$147
Total assets	7	1,479	907	12,191	147
Net assets	$7	$1,479	$907	$12,191	$147

Net assets
Accumulation units	$7	$1,479	$907	$12,191	$147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7	$1,479	$907	$12,191	$147

Total number of mutual fund shares	332	108,035	44,153	215,470	4,350

Cost of mutual fund shares	$8	$1,867	$958	$14,692	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$263	$13	$66	$66	$1,490
Total assets	263	13	66	66	1,490
Net assets	$263	$13	$66	$66	$1,490

Net assets
Accumulation units	$263	$13	$66	$66	$1,490
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$263	$13	$66	66	$1,490

Total number of mutual fund shares	3,919	1,204	1,408	1,967	94,034

Cost of mutual fund shares	$225	$14	$49	$59	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$1,305	$736	$429	$26	$10,075
Total assets	1,305	736	429	26	10,075
Net assets	$1,305	$736	$429	$26	$10,075

Net assets
Accumulation units	$1,305	$736	$429	$26	$10,075
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,305	$736	$429	$26	$10,075

Total number of mutual fund shares	126,584	46,349	2,403	2,048	423,684

Cost of mutual fund shares	$1,298	$881	$527	$35	$13,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$415	$108	$18	$5,944	$790
Total assets	415	108	18	5,944	790
Net assets	$415	$108	$18	$5,944	$790

Net assets
Accumulation units	$415	$108	$18	$5,944	$790
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$415	$108	$18	$5,944	$790

Total number of mutual fund shares	37,044	5,871	1,721	1,432,268	32,921

Cost of mutual fund shares	$422	$113	$19	$6,043	$735
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$820	$204	$61,697	$2	$77
Total assets	820	204	61,697	2	77
Net assets	$820	$204	$61,697	$2	$77

Net assets
Accumulation units	$820	$204	$61,231	$2	$77
Contracts in payout (annuitization)	—	—	466	—	—
Total net assets	$820	$204	$61,697	$2	$77

Total number of mutual fund shares	54,709	18,827	3,106,612	299	3,042

Cost of mutual fund shares	$1,167	$235	$57,640	$3	$73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Assets
Investments in mutual funds
at fair value	$20,298	$21,058	$116	$647	$373
Total assets	20,298	21,058	116	647	373
Net assets	$20,298	$21,058	$116	$647	$373

Net assets
Accumulation units	$20,298	$21,058	$116	$647	$373
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,298	$21,058	$116	$647	$373

Total number of mutual fund shares	1,953,657	2,026,803	5,416	17,338	7,766

Cost of mutual fund shares	$20,764	$21,758	$149	$693	$436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$2,662	$12,231	$1,712	$177,548	$1,095
Total assets	2,662	12,231	1,712	177,548	1,095
Net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Net assets
Accumulation units	$2,662	$12,231	$1,712	$177,548	$1,095
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,662	$12,231	$1,712	$177,548	$1,095

Total number of mutual fund shares	81,664	373,477	46,502	4,783,091	19,208

Cost of mutual fund shares	$2,945	$13,770	$1,791	$168,920	$1,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,766	$66	$216,966	$42,564	$45
Total assets	1,766	66	216,966	42,564	45
Net assets	$1,766	$66	$216,966	$42,564	$45

Net assets
Accumulation units	$1,766	$66	$216,966	$42,564	$45
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,766	$66	$216,966	$42,564	$45

Total number of mutual fund shares	187,099	1,299	5,684,194	1,132,315	3,131

Cost of mutual fund shares	$1,997	$71	$184,183	$39,868	$47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$135	$492	$543	$910	$53
Total assets	135	492	543	910	53
Net assets	$135	$492	$543	$910	$53

Net assets
Accumulation units	$135	$492	$543	$910	$—
Contracts in payout (annuitization)	—	—	—	—	53
Total net assets	$135	$492	$543	$910	$53

Total number of mutual fund shares	25,111	14,178	13,548	22,975	1,991

Cost of mutual fund shares	$147	$551	$607	$1,149	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Assets
Investments in mutual funds
at fair value	$24,778	$14	$231	$90	$32,021
Total assets	24,778	14	231	90	32,021
Net assets	$24,778	$14	$231	$90	$32,021

Net assets
Accumulation units	$24,778	$—	$231	$90	$32,021
Contracts in payout (annuitization)	—	14	—	—	—
Total net assets	$24,778	$14	$231	$90	$32,021

Total number of mutual fund shares	1,216,972	204	6,076	19,332	821,262

Cost of mutual fund shares	$29,959	$16	$177	$100	$33,042

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Assets
Investments in mutual funds
at fair value	$35,911	$1,362	$70,080	$11,896	$722
Total assets	35,911	1,362	70,080	11,896	722
Net assets	$35,911	$1,362	$70,080	$11,896	$722

Net assets
Accumulation units	$35,911	$1,362	$70,080	$11,896	$722
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$35,911	$1,362	$70,080	$11,896	$722

Total number of mutual fund shares	1,698,744	251,330	5,913,918	386,723	80,400

Cost of mutual fund shares	$39,095	$1,672	$79,639	$13,045	$782

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$562	$—	14,827	$128	$8,331
Total assets	562	—	14,827	128	8,331
Net assets	$562	$—	$14,827	$128	$8,331

Net assets
Accumulation units	$562	$—	$14,827	$128	$8,331
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$562	$—	$14,827	$128	$8,331

Total number of mutual fund shares	54,642	9	1,686,807	9,754	719,398

Cost of mutual fund shares	$576	$—	$16,253	$133	$10,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$3	$4,894	$20,382	$30,175	$788
Total assets	3	4,894	20,382	30,175	788
Net assets	$3	$4,894	$20,382	$30,175	$788

Net assets
Accumulation units	$3	$4,894	$20,382	$30,175	$788
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$4,894	$20,382	$30,175	$788

Total number of mutual fund shares	329	309,143	438,331	845,228	32,947

Cost of mutual fund shares	$4	$5,562	$21,511	$28,329	$913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$399	$6,183	$423	$24,501	$118,332
Total assets	399	6,183	423	24,501	118,332
Net assets	$399	$6,183	$423	$24,501	$118,332

Net assets
Accumulation units	$399	$6,183	$423	$24,501	$118,332
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$399	$6,183	$423	$24,501	$118,332

Total number of mutual fund shares	13,271	621,386	63,278	2,177,826	10,471,834

Cost of mutual fund shares	$454	$6,450	$451	$27,083	$133,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$42	$2	$12,022	$13,275	$—
Total assets	42	2	12,022	13,275	—
Net assets	$42	$2	$12,022	$13,275	$—

Net assets
Accumulation units	$42	$2	$12,022	$13,275	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$42	$2	$12,022	$13,275	$—

Total number of mutual fund shares	1,680	123	1,453,677	1,149,329	21

Cost of mutual fund shares	$55	$3	$13,862	$14,542	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$112	$169	$47	$435	$4,299
Total assets	112	169	47	435	4,299
Net assets	$112	$169	$47	$435	$4,299

Net assets
Accumulation units	$112	$169	$47	$435	$4,299
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$112	$169	$47	$435	$4,299

Total number of mutual fund shares	7,784	7,966	2,306	15,007	130,062

Cost of mutual fund shares	$110	$173	$49	$570	$4,899

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Assets
Investments in mutual funds
at fair value	$8	$208,684	$60	$678	$2,318
Total assets	8	208,684	60	678	2,318
Net assets	$8	$208,684	$60	$678	$2,318

Net assets
Accumulation units	$8	$196,505	$60	$678	$2,318
Contracts in payout (annuitization)	—	12,179	—	—	—
Total net assets	$8	$208,684	$60	$678	$2,318

Total number of mutual fund shares	218	14,800,280	5,940	64,012	246,624

Cost of mutual fund shares	$9	$174,852	$73	$1,039	$2,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,539	$836	$404,454	$2,103	$1,944
Total assets	2,539	836	404,454	2,103	1,944
Net assets	$2,539	$836	$404,454	$2,103	$1,944

Net assets
Accumulation units	$2,539	$836	$396,225	$2,103	$1,944
Contracts in payout (annuitization)	—	—	8,229	—	—
Total net assets	$2,539	$836	$404,454	$2,103	$1,944

Total number of mutual fund shares	307,724	85,563	32,802,455	171,655	188,942

Cost of mutual fund shares	$2,600	$855	$421,466	$2,200	$2,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$41	$35,318	$19,881	$78	$483,586
Total assets	41	35,318	19,881	78	483,586
Net assets	$41	$35,318	$19,881	$78	$483,586

Net assets
Accumulation units	$41	$35,318	$19,881	$78	$482,780
Contracts in payout (annuitization)	—	—	—	—	806
Total net assets	$41	$35,318	$19,881	$78	$483,586

Total number of mutual fund shares	4,473	3,881,050	2,187,083	4,737	27,198,297

Cost of mutual fund shares	$44	$38,954	$21,969	$83	$502,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$12,694	$15	$267,860	$1,241	$15
Total assets	12,694	15	267,860	1,241	15
Net assets	$12,694	$15	$267,860	$1,241	$15

Net assets
Accumulation units	$12,694	$15	$265,259	$1,241	$15
Contracts in payout (annuitization)	—	—	2,601	—	—
Total net assets	$12,694	$15	$267,860	$1,241	$15

Total number of mutual fund shares	733,362	1,452	25,057,099	117,645	1,549

Cost of mutual fund shares	$13,864	$16	$281,974	$1,391	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$28,279	$20	$64,343	$35	$1,419
Total assets	28,279	20	64,343	35	1,419
Net assets	$28,279	$20	$64,343	$35	$1,419

Net assets
Accumulation units	$28,279	$20	$64,343	$35	$—
Contracts in payout (annuitization)	—	—	—	—	1,419
Total net assets	$28,279	$20	$64,343	$35	$1,419

Total number of mutual fund shares	2,034,484	2,283	5,952,132	1,187	46,182

Cost of mutual fund shares	$29,429	$21	$69,254	$43	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$37,743	$27,328	$26,073	$151	$11,355
Total assets	37,743	27,328	26,073	151	11,355
Net assets	$37,743	$27,328	$26,073	$151	$11,355

Net assets
Accumulation units	$37,743	$27,328	$26,073	$151	$11,355
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,743	$27,328	$26,073	$151	$11,355

Total number of mutual fund shares	1,230,604	1,276,428	1,208,203	8,883	637,906

Cost of mutual fund shares	$38,908	$34,154	$32,836	$140	$10,825

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,389	$24	$41,715	$30,497	$298
Total assets	20,389	24	41,715	30,497	298
Net assets	$20,389	$24	$41,715	$30,497	$298

Net assets
Accumulation units	$20,389	$24	$41,715	$30,497	$298
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,389	$24	$41,715	$30,497	$298

Total number of mutual fund shares	1,151,265	1,501	2,469,820	1,831,641	12,369

Cost of mutual fund shares	$20,918	$30	$48,625	$35,839	$314

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$326,569	$806,219	$803	$90,169	$91
Total assets	326,569	806,219	803	90,169	91
Net assets	$326,569	$806,219	$803	$90,169	$91

Net assets
Accumulation units	$326,569	$806,219	$803	$89,754	$91
Contracts in payout (annuitization)	—	—	—	415	—
Total net assets	$326,569	$806,219	$803	$90,169	$91

Total number of mutual fund shares	12,943,697	31,929,469	74,735	8,197,225	6,648

Cost of mutual fund shares	$345,232	$825,079	$1,001	$112,483	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,957	$520	$4,050	$237,575	$51
Total assets	6,957	520	4,050	237,575	51
Net assets	$6,957	$520	$4,050	$237,575	$51

Net assets
Accumulation units	$6,957	$520	$4,050	$236,129	$51
Contracts in payout (annuitization)	—	—	—	1,446	—
Total net assets	$6,957	$520	$4,050	$237,575	$51

Total number of mutual fund shares	510,047	60,493	466,586	237,575,126	3,765

Cost of mutual fund shares	$7,134	$594	$4,861	$237,575	$69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$260	$1,402	$275	$70,474	$356
Total assets	260	1,402	275	70,474	356
Net assets	$260	$1,402	$275	$70,474	$356

Net assets
Accumulation units	$260	$1,402	$275	$69,028	$348
Contracts in payout (annuitization)	—	—	—	1,446	8
Total net assets	$260	$1,402	$275	$70,474	$356

Total number of mutual fund shares	5,814	31,512	26,622	6,705,432	33,928

Cost of mutual fund shares	$294	$1,927	$278	$74,334	$361
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,069	$4,318	$2,527	$14,903	$6,123
Total assets	11,069	4,318	2,527	14,903	6,123
Net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Net assets
Accumulation units	$11,069	$4,318	$2,527	$14,903	$6,123
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,069	$4,318	$2,527	$14,903	$6,123

Total number of mutual fund shares	1,080,943	426,225	253,734	1,430,185	595,041

Cost of mutual fund shares	$11,532	$4,487	$2,601	$16,001	$6,510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,514	$13,991	$3,653	$1,856	$5,203
Total assets	1,514	13,991	3,653	1,856	5,203
Net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Net assets
Accumulation units	$1,514	$13,991	$3,653	$1,856	$5,203
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,514	$13,991	$3,653	$1,856	$5,203

Total number of mutual fund shares	149,501	1,302,692	345,287	178,305	378,411

Cost of mutual fund shares	$1,570	$14,839	$3,871	$1,941	$5,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$2,235	$1,152	$3,732	$948	$980
Total assets	2,235	1,152	3,732	948	980
Net assets	$2,235	$1,152	$3,732	$948	$980

Net assets
Accumulation units	$2,235	$1,152	$3,732	$948	$980
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,235	$1,152	$3,732	$948	$980

Total number of mutual fund shares	164,493	85,393	376,239	96,550	101,952

Cost of mutual fund shares	$2,368	$1,205	$3,812	$970	$1,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$457	$8,566	$124,074	$7,854	$401
Total assets	457	8,566	124,074	7,854	401
Net assets	$457	$8,566	$124,074	$7,854	$401

Net assets
Accumulation units	$457	$8,566	$124,074	$7,854	$401
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$457	$8,566	$124,074	$7,854	$401

Total number of mutual fund shares	43,599	794,664	11,650,158	758,872	37,783

Cost of mutual fund shares	$486	$9,226	$137,376	$8,289	$424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,686	$134,108	$11,164	$15	$6,196
Total assets	7,686	134,108	11,164	15	6,196
Net assets	$7,686	$134,108	$11,164	$15	$6,196

Net assets
Accumulation units	$7,686	$134,108	$11,164	$15	$6,196
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,686	$134,108	$11,164	$15	$6,196

Total number of mutual fund shares	705,829	12,463,552	1,077,631	1,405	577,474

Cost of mutual fund shares	$8,350	$150,783	$12,472	$16	$6,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$94,948	$5,179	$2,280	$22,428	$1,581
Total assets	94,948	5,179	2,280	22,428	1,581
Net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Net assets
Accumulation units	$94,948	$5,179	$2,280	$22,428	$1,581
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$94,948	$5,179	$2,280	$22,428	$1,581

Total number of mutual fund shares	8,974,278	502,348	180,784	1,799,976	127,582

Cost of mutual fund shares	$109,538	$5,590	$2,510	$24,012	$1,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$5,049	$785	$7,904	$43,388	$3,691
Total assets	5,049	785	7,904	43,388	3,691
Net assets	$5,049	$785	$7,904	$43,388	$3,691

Net assets
Accumulation units	$5,049	$785	$7,904	$43,388	$3,691
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,049	$785	$7,904	$43,388	$3,691

Total number of mutual fund shares	560,322	71,846	706,318	3,912,330	341,085

Cost of mutual fund shares	$5,500	$797	$8,202	$44,200	$3,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$6,159	$39	$33,150	$57,494	$277
Total assets	6,159	39	33,150	57,494	277
Net assets	$6,159	$39	$33,150	$57,494	$277

Net assets
Accumulation units	$6,159	$39	$33,150	$56,902	$277
Contracts in payout (annuitization)	—	—	—	592	—
Total net assets	$6,159	$39	$33,150	$57,494	$277

Total number of mutual fund shares	660,870	4,070	3,218,433	5,670,066	11,245

Cost of mutual fund shares	$6,597	$46	$40,306	$70,656	$308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$122,163	$11,187	$125	$5,486	$228
Total assets	122,163	11,187	125	5,486	228
Net assets	$122,163	$11,187	$125	$5,486	$228

Net assets
Accumulation units	$121,345	$11,119	$125	$5,486	$228
Contracts in payout (annuitization)	818	68	—	—	—
Total net assets	$122,163	$11,187	$125	$5,486	$228

Total number of mutual fund shares	4,680,584	571,950	8,651	369,162	13,122

Cost of mutual fund shares	$125,983	$12,907	$119	$6,512	$205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,176	$1,346	$259,611	$1,169	$244
Total assets	54,176	1,346	259,611	1,169	244
Net assets	$54,176	$1,346	$259,611	$1,169	$244

Net assets
Accumulation units	$53,153	$1,346	$257,484	$1,169	$244
Contracts in payout (annuitization)	1,023	—	2,127	—	—
Total net assets	$54,176	$1,346	$259,611	$1,169	$244

Total number of mutual fund shares	3,093,990	34,556	6,565,778	29,749	15,500

Cost of mutual fund shares	$43,141	$1,563	$277,000	$1,319	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,362	$54,651	$219	$512,694	$1,362
Total assets	19,362	54,651	219	512,694	1,362
Net assets	$19,362	$54,651	$219	$512,694	$1,362

Net assets
Accumulation units	$19,362	$53,640	$219	$509,887	$1,362
Contracts in payout (annuitization)	—	1,011	—	2,807	—
Total net assets	$19,362	$54,651	$219	$512,694	$1,362

Total number of mutual fund shares	1,196,652	3,413,547	12,845	28,706,272	79,334

Cost of mutual fund shares	$24,074	$67,384	$234	$448,445	$1,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$36,471	$199	$292	$403,457	$1,206
Total assets	36,471	199	292	403,457	1,206
Net assets	$36,471	$199	$292	$403,457	$1,206

Net assets
Accumulation units	$35,572	$199	$292	$401,853	$1,206
Contracts in payout (annuitization)	899	—	—	1,604	—
Total net assets	$36,471	$199	$292	$403,457	$1,206

Total number of mutual fund shares	3,303,563	18,042	32,143	39,788,622	123,854

Cost of mutual fund shares	$39,727	$212	$313	$382,601	$1,330

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$928	$449,287	$3,407	$190	$69,069
Total assets	928	449,287	3,407	190	69,069
Net assets	$928	$449,287	$3,407	$190	$69,069

Net assets
Accumulation units	$928	$444,439	$3,407	$190	$67,900
Contracts in payout (annuitization)	—	4,848	—	—	1,169
Total net assets	$928	$449,287	$3,407	$190	$69,069

Total number of mutual fund shares	13,082	5,757,133	45,710	17,454	6,278,992

Cost of mutual fund shares	$1,049	$442,734	$3,835	$192	$67,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$78	$6,239	$26,327	$60,918	$54,755
Total assets	78	6,239	26,327	60,918	54,755
Net assets	$78	$6,239	$26,327	$60,918	$54,755

Net assets
Accumulation units	$78	$6,239	$25,828	$60,313	$53,540
Contracts in payout (annuitization)	—	—	498.64126	604.97483	1,214.7972
Total net assets	$78	$6,239	$26,327	$60,918	$54,755

Total number of mutual fund shares	7,094.16	336,898.49	2,133,500.43	4,230,423.1	4,029,096.08

Cost of mutual fund shares	$94	$6,843	$26,796	$47,334	$48,233

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,271	$1,069,882	$190	$74,924	$10,636
Total assets	1,271	1,069,882	190	74,924	10,636
Net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Net assets
Accumulation units	$1,271	$1,011,290	$190	$73,809	$10,636
Contracts in payout (annuitization)	—	58,592	—	1,115	—
Total net assets	$1,271	$1,069,882	$190	$74,924	$10,636

Total number of mutual fund shares	52,049	43,122,998	7,771	7,788,352	1,101,025

Cost of mutual fund shares	$1,432	$1,116,485	$219	$74,384	$10,538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$334,558	$181	$271,771	$59	$122,776
Total assets	334,558	181	271,771	59	122,776
Net assets	$334,558	$181	$271,771	$59	$122,776

Net assets
Accumulation units	$330,553	$181	$270,566	$59	$121,948
Contracts in payout (annuitization)	4,005	—	1,205	—	828
Total net assets	$334,558	$181	$271,771	$59	$122,776

Total number of mutual fund shares	13,577,856	7,415	15,782,264	3,510	6,030,245

Cost of mutual fund shares	$241,230	$163	$289,062	$70	$110,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	ColumbiaSM Acorn® Fund - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$155	$37,196	$7	$66,554	$1,671
Total assets	155	37,196	7	66,554	1,671
Net assets	$155	$37,196	$7	$66,554	$1,671

Net assets
Accumulation units	$155	$36,834	$7	$64,428	$1,671
Contracts in payout (annuitization)	—	362	—	2,126	—
Total net assets	$155	$37,196	$7	$66,554	$1,671

Total number of mutual fund shares	7,701	4,123,763	820	1,987,269	50,194

Cost of mutual fund shares	$160	$39,993	$8	$58,744	$1,288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$130,188	$423	$558	$14,982	$15,370
Total assets	130,188	423	558	14,982	15,370
Net assets	$130,188	$423	$558	$14,982	$15,370

Net assets
Accumulation units	$130,188	$—	$558	$14,982	$15,370
Contracts in payout (annuitization)	—	423	—	—	—
Total net assets	$130,188	$423	$558	$14,982	$15,370

Total number of mutual fund shares	6,528,983	21,367	27,137	733,711	518,916

Cost of mutual fund shares	$108,675	$337	$564	$14,937	$15,285

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,564	$67,456	$127,882	$129	$16,449
Total assets	140,564	67,456	127,882	129	16,449
Net assets	$140,564	$67,456	$127,882	$129	$16,449

Net assets
Accumulation units	$140,564	$67,456	$127,882	$129	$16,449
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$140,564	$67,456	$127,882	$129	$16,449

Total number of mutual fund shares	10,846,012	5,196,951	8,119,488	8,428	1,595,393

Cost of mutual fund shares	$165,872	$77,655	$160,681	$162	$16,869

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Assets
Investments in mutual funds
at fair value	$226,057	$1,008	$55,777	$104	$35,293
Total assets	226,057	1,008	55,777	104	35,293
Net assets	$226,057	$1,008	$55,777	$104	$35,293

Net assets
Accumulation units	$226,057	$1,008	$55,777	$104	$35,293
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$226,057	$1,008	$55,777	$104	$35,293

Total number of mutual fund shares	18,574,957	88,338	2,711,574	5,474	1,589,788

Cost of mutual fund shares	$252,712	$1,113	$71,486	$131	$46,346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$54,081	$77,471	$2,484	$189,561	$105
Total assets	54,081	77,471	2,484	189,561	105
Net assets	$54,081	$77,471	$2,484	$189,561	$105

Net assets
Accumulation units	$54,081	$77,471	$2,484	$189,561	$105
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,081	$77,471	$2,484	$189,561	$105

Total number of mutual fund shares	3,313,786	3,742,545	61,029	4,640,414	9,338

Cost of mutual fund shares	$72,139	$105,307	$2,503	$167,943	$162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,008	$99,804
Total assets	6,008	99,804
Net assets	$6,008	$99,804

Net assets
Accumulation units	$6,008	$99,804
Contracts in payout (annuitization)	—	—
Total net assets	$6,008	$99,804

Total number of mutual fund shares	129,956	3,566,972

Cost of mutual fund shares	$7,664	$88,403

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$2	$6	$334	$12	$4
Expenses:
Mortality and expense risks and other charges	2	7	—	3	38
Total expenses	2	7	—	3	38
Net investment income (loss)	—	(1)	334	9	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	8	138	—	(177)
Capital gains distributions	21	68	—	—	323
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—	146
Net unrealized appreciation
(depreciation) of investments	(58)	(116)	(2,607)	(14)	(590)
Net realized and unrealized gain (loss)
on investments	(9)	(40)	(2,469)	(14)	(444)
Net increase (decrease) in net assets
resulting from operations	$(9)	$(41)	$(2,135)	$(5)	$(478)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment Income:
Dividends	$—	$7	$—	$—	$26
Expenses:
Mortality and expense risks and other charges	1	5	—	1	6
Total expenses	1	5	—	1	6
Net investment income (loss)	(1)	2	—	(1)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	2	1	1	(2)
Capital gains distributions	8	43	1	11	—
Total realized gain (loss) on investments
and capital gains distributions	7	45	2	12	(2)
Net unrealized appreciation
(depreciation) of investments	(17)	(154)	(5)	(12)	(42)
Net realized and unrealized gain (loss)
on investments	(10)	(109)	(3)	—	(44)
Net increase (decrease) in net assets
resulting from operations	$(11)	$(107)	$(3)	$(1)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment Income:
Dividends	$7	$2	$—	$—	$280
Expenses:
Mortality and expense risks and other charges	10	1	1	322	329
Total expenses	10	1	1	322	329
Net investment income (loss)	(3)	1	(1)	(322)	(49)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	7	14	1,795	1,049
Capital gains distributions	86	—	13	1,936	2,007
Total realized gain (loss) on investments
and capital gains distributions	88	7	27	3,731	3,056
Net unrealized appreciation
(depreciation) of investments	(204)	(23)	(46)	(4,645)	(6,103)
Net realized and unrealized gain (loss)
on investments	(116)	(16)	(19)	(914)	(3,047)
Net increase (decrease) in net assets
resulting from operations	$(119)	$(15)	$(20)	$(1,236)	$(3,096)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$6	$—	$9
Expenses:
Mortality and expense risks and other charges	1	66	3	—	3
Total expenses	1	66	3	—	3
Net investment income (loss)	(1)	(66)	3	—	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	185	4	—	(4)
Capital gains distributions	12	414	57	—	56
Total realized gain (loss) on investments
and capital gains distributions	15	599	61	—	52
Net unrealized appreciation
(depreciation) of investments	(18)	(841)	(101)	(1)	(124)
Net realized and unrealized gain (loss)
on investments	(3)	(242)	(40)	(1)	(72)
Net increase (decrease) in net assets
resulting from operations	$(4)	$(308)	$(37)	$(1)	$(66)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$212	$847	$46	$1	$863
Expenses:
Mortality and expense risks and other charges	479	703	19	3	279
Total expenses	479	703	19	3	279
Net investment income (loss)	(267)	144	27	(2)	584

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,636	3,077	31	23	(442)
Capital gains distributions	1,344	3,277	110	40	—
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63	(442)
Net unrealized appreciation
(depreciation) of investments	(2,149)	(10,856)	(275)	(114)	(1,201)
Net realized and unrealized gain (loss)
on investments	831	(4,502)	(134)	(51)	(1,643)
Net increase (decrease) in net assets
resulting from operations	$564	$(4,358)	$(107)	$(53)	$(1,059)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$176	$12	$1,635	$179	$99
Expenses:
Mortality and expense risks and other charges	131	7	1,006	25	278
Total expenses	131	7	1,006	25	278
Net investment income (loss)	45	5	629	154	(179)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	330	58	5,995	105	(1,070)
Capital gains distributions	945	75	8,119	372	1,749
Total realized gain (loss) on investments
and capital gains distributions	1,275	133	14,114	477	679
Net unrealized appreciation
(depreciation) of investments	(2,187)	(214)	(22,603)	(868)	(6,248)
Net realized and unrealized gain (loss)
on investments	(912)	(81)	(8,489)	(391)	(5,569)
Net increase (decrease) in net assets
resulting from operations	$(867)	$(76)	$(7,860)	$(237)	$(5,748)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$4	$95	$128	$13	$23
Expenses:
Mortality and expense risks and other charges	4	114	118	5	48
Total expenses	4	114	118	5	48
Net investment income (loss)	—	(19)	10	8	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(251)	210	4	59
Capital gains distributions	26	833	791	80	470
Total realized gain (loss) on investments
and capital gains distributions	14	582	1,001	84	529
Net unrealized appreciation
(depreciation) of investments	(87)	(2,210)	(2,385)	(165)	(324)
Net realized and unrealized gain (loss)
on investments	(73)	(1,628)	(1,384)	(81)	205
Net increase (decrease) in net assets
resulting from operations	$(73)	$(1,647)	$(1,374)	$(73)	$180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment Income:
Dividends	$26	$4	$219	$239	$861
Expenses:
Mortality and expense risks and other charges	238	2	152	95	518
Total expenses	238	2	152	95	518
Net investment income (loss)	(212)	2	67	144	343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(1)	(565)	(14)	1,463
Capital gains distributions	1,964	12	755	—	4,458
Total realized gain (loss) on investments
and capital gains distributions	2,217	11	190	(14)	5,921
Net unrealized appreciation
(depreciation) of investments	(717)	(34)	(1,647)	(247)	(7,948)
Net realized and unrealized gain (loss)
on investments	1,500	(23)	(1,457)	(261)	(2,027)
Net increase (decrease) in net assets
resulting from operations	$1,288	$(21)	$(1,390)	$(117)	$(1,684)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$155	$11	$1	$302	$—
Expenses:
Mortality and expense risks and other charges	45	3	—	84	1
Total expenses	45	3	—	84	1
Net investment income (loss)	110	8	1	218	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	11	—	(280)	(6)
Capital gains distributions	—	26	—	199	9
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)	3
Net unrealized appreciation
(depreciation) of investments	(529)	(114)	(3)	(556)	(6)
Net realized and unrealized gain (loss)
on investments	(494)	(77)	(3)	(637)	(3)
Net increase (decrease) in net assets
resulting from operations	$(384)	$(69)	$(2)	$(419)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$41	$—	$1	$1
Expenses:
Mortality and expense risks and other charges	—	61	—	3	—
Total expenses	—	61	—	3	—
Net investment income (loss)	—	(20)	—	(2)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(430)	—	(21)	9
Capital gains distributions	1	2,066	1	27	3
Total realized gain (loss) on investments
and capital gains distributions	1	1,636	1	6	12
Net unrealized appreciation
(depreciation) of investments	(1)	(2,836)	(1)	(27)	(17)
Net realized and unrealized gain (loss)
on investments	—	(1,200)	—	(21)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,220)	$—	$(23)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$—	$20	$—	$12	$20
Expenses:
Mortality and expense risks and other charges	—	27	—	8	—
Total expenses	—	27	—	8	—
Net investment income (loss)	—	(7)	—	4	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	116	1	6	(4)
Capital gains distributions	1,206	192	4	113	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	308	5	119	(4)
Net unrealized appreciation
(depreciation) of investments	(1,453)	(902)	(8)	(154)	(24)
Net realized and unrealized gain (loss)
on investments	(266)	(594)	(3)	(35)	(28)
Net increase (decrease) in net assets
resulting from operations	$(266)	$(601)	$(3)	$(31)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$44	$148	$4	$2	$—
Expenses:
Mortality and expense risks and other charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	44	148	2	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	77	200	7	3	—
Capital gains distributions	—	591	—	12	—
Total realized gain (loss) on investments
and capital gains distributions	77	791	7	15	—
Net unrealized appreciation
(depreciation) of investments	(458)	(3,425)	(37)	(30)	—
Net realized and unrealized gain (loss)
on investments	(381)	(2,634)	(30)	(15)	—
Net increase (decrease) in net assets
resulting from operations	$(337)	$(2,486)	$(28)	$(15)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$34	$3,670	$—	$6	$5,601
Expenses:
Mortality and expense risks and other charges	24	2,803	—	31	2,542
Total expenses	24	2,803	—	31	2,542
Net investment income (loss)	10	867	—	(25)	3,059

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	203	3,400	—	73	9,165
Capital gains distributions	173	13,816	—	288	12,162
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361	21,327
Net unrealized appreciation
(depreciation) of investments	(1,038)	(71,186)	—	(476)	(47,035)
Net realized and unrealized gain (loss)
on investments	(662)	(53,970)	—	(115)	(25,708)
Net increase (decrease) in net assets
resulting from operations	$(652)	$(53,103)	$—	$(140)	$(22,649)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$873	$462	$456	$8,949	$4,974
Expenses:
Mortality and expense risks and other charges	3,503	98	296	12,165	2,972
Total expenses	3,503	98	296	12,165	2,972
Net investment income (loss)	(2,630)	364	160	(3,216)	2,002

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,885	(120)	1,807	39,779	6,378
Capital gains distributions	49,903	—	—	114,611	1,250
Total realized gain (loss) on investments
and capital gains distributions	70,788	(120)	1,807	154,390	7,628
Net unrealized appreciation
(depreciation) of investments	(69,895)	(605)	(6,786)	(230,972)	(24,108)
Net realized and unrealized gain (loss)
on investments	893	(725)	(4,979)	(76,582)	(16,480)
Net increase (decrease) in net assets
resulting from operations	$(1,737)	$(361)	$(4,819)	$(79,798)	$(14,478)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$—	$265	$23	$—	$—
Expenses:
Mortality and expense risks and other charges	—	189	11	4	—
Total expenses	—	189	11	4	—
Net investment income (loss)	—	76	12	(4)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	23	(38)	(7)	—
Capital gains distributions	—	521	67	9	—
Total realized gain (loss) on investments
and capital gains distributions	1	544	29	2	—
Net unrealized appreciation
(depreciation) of investments	(1)	(1,623)	(221)	(47)	(5)
Net realized and unrealized gain (loss)
on investments	—	(1,079)	(192)	(45)	(5)
Net increase (decrease) in net assets
resulting from operations	$—	$(1,003)	$(180)	$(49)	$(5)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$—	$1,031	$—	$20	$2,241
Expenses:
Mortality and expense risks and other charges	3	1,099	—	77	4,448
Total expenses	3	1,099	—	77	4,448
Net investment income (loss)	(3)	(68)	—	(57)	(2,207)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	3,504	(2)	516	15,612
Capital gains distributions	34	17,562	5	1,018	40,721
Total realized gain (loss) on investments
and capital gains distributions	22	21,066	3	1,534	56,333
Net unrealized appreciation
(depreciation) of investments	(40)	(36,039)	(2)	(1,765)	(68,831)
Net realized and unrealized gain (loss)
on investments	(18)	(14,973)	1	(231)	(12,498)
Net increase (decrease) in net assets
resulting from operations	$(21)	$(15,041)	$1	$(288)	$(14,705)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$19	$32	$—
Expenses:
Mortality and expense risks and other charges	—	—	17	8	130
Total expenses	—	—	17	8	130
Net investment income (loss)	—	—	2	24	(130)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	24	24	780
Capital gains distributions	—	1	35	40	1,441
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64	2,221
Net unrealized appreciation
(depreciation) of investments	—	(1)	(431)	(154)	(3,185)
Net realized and unrealized gain (loss)
on investments	—	—	(372)	(90)	(964)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$(370)	$(66)	$(1,094)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$3	$1	$—	$1	$—
Expenses:
Mortality and expense risks and other charges	2	4	—	1	1
Total expenses	2	4	—	1	1
Net investment income (loss)	1	(3)	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	25	—	1	1
Capital gains distributions	4	13	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	5	38	—	1	4
Net unrealized appreciation
(depreciation) of investments	(8)	(39)	—	(7)	(7)
Net realized and unrealized gain (loss)
on investments	(3)	(1)	—	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(4)	$—	$(6)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net investment income (loss)
Investment Income:
Dividends	$31	$17	$17	$2	$—
Expenses:
Mortality and expense risks and other charges	16	5	9	5	5
Total expenses	16	5	9	5	5
Net investment income (loss)	15	12	8	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	76	(19)	48	29	17
Capital gains distributions	41	—	37	61	5
Total realized gain (loss) on investments
and capital gains distributions	117	(19)	85	90	22
Net unrealized appreciation
(depreciation) of investments	(220)	13	(226)	(113)	(43)
Net realized and unrealized gain (loss)
on investments	(103)	(6)	(141)	(23)	(21)
Net increase (decrease) in net assets
resulting from operations	$(88)	$6	$(133)	$(26)	$(26)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$10	$—	$—	$1
Expenses:
Mortality and expense risks and other charges	127	5	—	1	—
Total expenses	127	5	—	1	—
Net investment income (loss)	(127)	5	—	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(4)	(29)	3	—
Capital gains distributions	1,486	—	29	28	—
Total realized gain (loss) on investments
and capital gains distributions	1,515	(4)	—	31	—
Net unrealized appreciation
(depreciation) of investments	(3,575)	—	—	(24)	—
Net realized and unrealized gain (loss)
on investments	(2,060)	(4)	—	7	—
Net increase (decrease) in net assets
resulting from operations	$(2,187)	$1	$—	$6	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment Income:
Dividends	$192	$8	$—	$3	$491
Expenses:
Mortality and expense risks and other charges	48	7	8	2	748
Total expenses	48	7	8	2	748
Net investment income (loss)	144	1	(8)	1	(257)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	33	(41)	—	6,070
Capital gains distributions	—	41	139	16	2,350
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16	8,420
Net unrealized appreciation
(depreciation) of investments	(61)	(215)	(208)	(37)	(19,895)
Net realized and unrealized gain (loss)
on investments	(126)	(141)	(110)	(21)	(11,475)
Net increase (decrease) in net assets
resulting from operations	$18	$(140)	$(118)	$(20)	$(11,732)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$—	$1	$501	$527	$—
Expenses:
Mortality and expense risks and other charges	—	1	—	180	1
Total expenses	—	1	—	180	1
Net investment income (loss)	—	—	501	347	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(78)	(180)	—
Capital gains distributions	—	7	—	—	28
Total realized gain (loss) on investments
and capital gains distributions	—	7	(78)	(180)	28
Net unrealized appreciation
(depreciation) of investments	—	(7)	(335)	(360)	(42)
Net realized and unrealized gain (loss)
on investments	—	—	(413)	(540)	(14)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$88	$(193)	$(15)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$8	$—	$20	$35	$12
Expenses:
Mortality and expense risks and other charges	8	3	—	134	11
Total expenses	8	3	—	134	11
Net investment income (loss)	—	(3)	20	(99)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	4	29	86	81
Capital gains distributions	18	40	235	1,060	104
Total realized gain (loss) on investments
and capital gains distributions	54	44	264	1,146	185
Net unrealized appreciation
(depreciation) of investments	(125)	(77)	(469)	(1,948)	(309)
Net realized and unrealized gain (loss)
on investments	(71)	(33)	(205)	(802)	(124)
Net increase (decrease) in net assets
resulting from operations	$(71)	$(36)	$(185)	$(901)	$(123)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$1,866	$12	$48	$—	$613
Expenses:
Mortality and expense risks and other charges	1,624	5	23	1	2,613
Total expenses	1,624	5	23	1	2,613
Net investment income (loss)	242	7	25	(1)	(2,000)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,642	42	1	1	15,699
Capital gains distributions	10,702	14	64	6	—
Total realized gain (loss) on investments
and capital gains distributions	20,344	56	65	7	15,699
Net unrealized appreciation
(depreciation) of investments	(33,459)	(216)	(266)	(11)	(47,021)
Net realized and unrealized gain (loss)
on investments	(13,115)	(160)	(201)	(4)	(31,322)
Net increase (decrease) in net assets
resulting from operations	$(12,873)	$(153)	$(176)	$(5)	$(33,322)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$265	$—	$7	$7	$5
Expenses:
Mortality and expense risks and other charges	222	—	1	6	7
Total expenses	222	—	1	6	7
Net investment income (loss)	43	—	6	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,526	—	(4)	8	60
Capital gains distributions	—	—	—	—	59
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8	119
Net unrealized appreciation
(depreciation) of investments	(7,933)	(6)	(13)	(125)	(187)
Net realized and unrealized gain (loss)
on investments	(6,407)	(6)	(17)	(117)	(68)
Net increase (decrease) in net assets
resulting from operations	$(6,364)	$(6)	$(11)	$(116)	$(70)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment Income:
Dividends	$10	$1	$91	$—	$3
Expenses:
Mortality and expense risks and other charges	10	1	262	—	3
Total expenses	10	1	262	—	3
Net investment income (loss)	—	—	(171)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	2	(276)	—	6
Capital gains distributions	142	5	3,741	2	19
Total realized gain (loss) on investments
and capital gains distributions	154	7	3,465	2	25
Net unrealized appreciation
(depreciation) of investments	(241)	(13)	(6,431)	(3)	(63)
Net realized and unrealized gain (loss)
on investments	(87)	(6)	(2,966)	(1)	(38)
Net increase (decrease) in net assets
resulting from operations	$(87)	$(6)	$(3,137)	$(1)	$(38)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$5	$338	$794	$78	$1,870
Expenses:
Mortality and expense risks and other charges	1	237	411	16	615
Total expenses	1	237	411	16	615
Net investment income (loss)	4	101	383	62	1,255

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	382	458	(30)	(2,706)
Capital gains distributions	—	2,503	244	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	2,885	702	(30)	(2,706)
Net unrealized appreciation
(depreciation) of investments	(9)	(3,335)	(2,983)	(281)	(880)
Net realized and unrealized gain (loss)
on investments	(9)	(450)	(2,281)	(311)	(3,586)
Net increase (decrease) in net assets
resulting from operations	$(5)	$(349)	$(1,898)	$(249)	$(2,331)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$340	$40	$17	$—	$824
Expenses:
Mortality and expense risks and other charges	106	6	4	—	170
Total expenses	106	6	4	—	170
Net investment income (loss)	234	34	13	—	654

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(2)	(1)	—	(669)
Capital gains distributions	580	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	608	(2)	(1)	—	(669)
Net unrealized appreciation
(depreciation) of investments	(2,044)	(61)	(26)	—	(672)
Net realized and unrealized gain (loss)
on investments	(1,436)	(63)	(27)	—	(1,341)
Net increase (decrease) in net assets
resulting from operations	$(1,202)	$(29)	$(14)	$—	$(687)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment Income:
Dividends	$3	$158	$—	$—	$67
Expenses:
Mortality and expense risks and other charges	1	73	19	—	52
Total expenses	1	73	19	—	52
Net investment income (loss)	2	85	(19)	—	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(150)	1,315	(1)	130
Capital gains distributions	8	811	—	1	414
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—	544
Net unrealized appreciation
(depreciation) of investments	(8)	(2,057)	(1,179)	(1)	(896)
Net realized and unrealized gain (loss)
on investments	(1)	(1,396)	136	(1)	(352)
Net increase (decrease) in net assets
resulting from operations	$1	$(1,311)	$117	$(1)	$(337)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$—	$79	$4	$5	$203
Expenses:
Mortality and expense risks and other charges	229	—	5	4	64
Total expenses	229	—	5	4	64
Net investment income (loss)	(229)	79	(1)	1	139

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	536	685	31	3	(83)
Capital gains distributions	1,349	2,156	79	34	—
Total realized gain (loss) on investments
and capital gains distributions	1,885	2,841	110	37	(83)
Net unrealized appreciation
(depreciation) of investments	(4,049)	(2,137)	(205)	(84)	(87)
Net realized and unrealized gain (loss)
on investments	(2,164)	704	(95)	(47)	(170)
Net increase (decrease) in net assets
resulting from operations	$(2,393)	$783	$(96)	$(46)	$(31)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment Income:
Dividends	$11	$1,705	$7,607	$1	$—
Expenses:
Mortality and expense risks and other charges	3	119	1,120	1	—
Total expenses	3	119	1,120	1	—
Net investment income (loss)	8	1,586	6,487	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(786)	(2,529)	(1)	—
Capital gains distributions	—	—	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	3	(786)	(2,529)	2	—
Net unrealized appreciation
(depreciation) of investments	(89)	(546)	(3,571)	(15)	(1)
Net realized and unrealized gain (loss)
on investments	(86)	(1,332)	(6,100)	(13)	(1)
Net increase (decrease) in net assets
resulting from operations	$(78)	$254	$387	$(13)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net investment income (loss)
Investment Income:
Dividends	$232	$—	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	129	—	—	1
Total expenses	—	129	—	—	1
Net investment income (loss)	232	(129)	—	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	78	(1,637)	—	—	—
Capital gains distributions	1,405	—	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	1,483	(1,637)	—	—	6
Net unrealized appreciation
(depreciation) of investments	(2,460)	213	—	—	(20)
Net realized and unrealized gain (loss)
on investments	(977)	(1,424)	—	—	(14)
Net increase (decrease) in net assets
resulting from operations	$(745)	$(1,553)	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$4	$—	$2	$41	$—
Expenses:
Mortality and expense risks and other charges	2	1	3	50	—
Total expenses	2	1	3	50	—
Net investment income (loss)	2	(1)	(1)	(9)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	—	5	36	7
Capital gains distributions	11	5	52	365	1
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401	8
Net unrealized appreciation
(depreciation) of investments	(28)	(10)	(151)	(948)	(9)
Net realized and unrealized gain (loss)
on investments	(15)	(5)	(94)	(547)	(1)
Net increase (decrease) in net assets
resulting from operations	$(13)	$(6)	$(95)	$(556)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$5,300	$—	$1	$21	$65
Expenses:
Mortality and expense risks and other charges	2,561	—	1	5	13
Total expenses	2,561	—	1	5	13
Net investment income (loss)	2,739	—	—	16	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,830	44	4	(38)	(5)
Capital gains distributions	17,522	—	5	159	—
Total realized gain (loss) on investments
and capital gains distributions	23,352	44	9	121	(5)
Net unrealized appreciation
(depreciation) of investments	(44,041)	(40)	(16)	(204)	(102)
Net realized and unrealized gain (loss)
on investments	(20,689)	4	(7)	(83)	(107)
Net increase (decrease) in net assets
resulting from operations	$(17,950)	$4	$(7)	$(67)	$(55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$66	$24	$15,562	$81	$66
Expenses:
Mortality and expense risks and other charges	25	4	3,719	8	23
Total expenses	25	4	3,719	8	23
Net investment income (loss)	41	20	11,843	73	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(3)	1,784	(25)	45
Capital gains distributions	—	—	—	—	27
Total realized gain (loss) on investments
and capital gains distributions	(58)	(3)	1,784	(25)	72
Net unrealized appreciation
(depreciation) of investments	11	(25)	(20,378)	(82)	(303)
Net realized and unrealized gain (loss)
on investments	(47)	(28)	(18,594)	(107)	(231)
Net increase (decrease) in net assets
resulting from operations	$(6)	$(8)	$(6,751)	$(34)	$(188)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$2	$2,246	$1,201	$—	$3,410
Expenses:
Mortality and expense risks and other charges	—	241	211	—	4,746
Total expenses	—	241	211	—	4,746
Net investment income (loss)	2	2,005	990	—	(1,336)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(617)	(325)	—	18,501
Capital gains distributions	—	—	—	20	70,932
Total realized gain (loss) on investments
and capital gains distributions	(1)	(617)	(325)	20	89,433
Net unrealized appreciation
(depreciation) of investments	(3)	(2,709)	(1,539)	(18)	(97,421)
Net realized and unrealized gain (loss)
on investments	(4)	(3,326)	(1,864)	2	(7,988)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(1,321)	$(874)	$2	$(9,324)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$50	$—	$6,053	$25	$—
Expenses:
Mortality and expense risks and other charges	44	—	3,007	9	—
Total expenses	44	—	3,007	9	—
Net investment income (loss)	6	—	3,046	16	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	188	1	16,363	8	—
Capital gains distributions	1,760	2	33,386	155	—
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163	—
Net unrealized appreciation
(depreciation) of investments	(2,247)	(4)	(78,500)	(299)	—
Net realized and unrealized gain (loss)
on investments	(299)	(1)	(28,751)	(136)	—
Net increase (decrease) in net assets
resulting from operations	$(293)	$(1)	$(25,705)	$(120)	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$311	$10	$537	$—	$—
Expenses:
Mortality and expense risks and other charges	77	3	168	—	—
Total expenses	77	3	168	—	—
Net investment income (loss)	234	7	369	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,618)	(316)	392	—	—
Capital gains distributions	11,579	403	1,614	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,961	87	2,006	—	—
Net unrealized appreciation
(depreciation) of investments	(1,518)	(72)	(3,913)	(1)	—
Net realized and unrealized gain (loss)
on investments	443	15	(1,907)	(1)	—
Net increase (decrease) in net assets
resulting from operations	$677	$22	$(1,538)	$(1)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$3,917	$1	$48	$1,183	$528
Expenses:
Mortality and expense risks and other charges	608	—	16	405	145
Total expenses	608	—	16	405	145
Net investment income (loss)	3,309	1	32	778	383

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,312	—	98	3,905	(823)
Capital gains distributions	—	4	152	4,263	3,518
Total realized gain (loss) on investments
and capital gains distributions	2,312	4	250	8,168	2,695
Net unrealized appreciation
(depreciation) of investments	(12,593)	(8)	(422)	(12,959)	(7,467)
Net realized and unrealized gain (loss)
on investments	(10,281)	(4)	(172)	(4,791)	(4,772)
Net increase (decrease) in net assets
resulting from operations	$(6,972)	$(3)	$(140)	$(4,013)	$(4,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$435	$1	$123	$152	$—
Expenses:
Mortality and expense risks and other charges	289	1	168	267	—
Total expenses	289	1	168	267	—
Net investment income (loss)	146	—	(45)	(115)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	241	2	161	115	1
Capital gains distributions	3,490	—	—	—	7
Total realized gain (loss) on investments
and capital gains distributions	3,731	2	161	115	8
Net unrealized appreciation
(depreciation) of investments	(8,262)	(35)	(2,799)	(5,020)	(11)
Net realized and unrealized gain (loss)
on investments	(4,531)	(33)	(2,638)	(4,905)	(3)
Net increase (decrease) in net assets
resulting from operations	$(4,385)	$(33)	$(2,683)	$(5,020)	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$287	$129	$—	$6	$8,127
Expenses:
Mortality and expense risks and other charges	211	357	—	2	1,482
Total expenses	211	357	—	2	1,482
Net investment income (loss)	76	(228)	—	4	6,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	613	448	(3)	(9)	2,164
Capital gains distributions	5,516	4,355	6	37	23,793
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28	25,957
Net unrealized appreciation
(depreciation) of investments	(11,443)	(8,700)	(2)	(27)	(32,110)
Net realized and unrealized gain (loss)
on investments	(5,314)	(3,897)	1	1	(6,153)
Net increase (decrease) in net assets
resulting from operations	$(5,238)	$(4,125)	$1	$5	$492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17,929	$17	$2,141	$1	$145
Expenses:
Mortality and expense risks and other charges	7,874	4	804	—	84
Total expenses	7,874	4	804	—	84
Net investment income (loss)	10,055	13	1,337	1	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,442	(22)	1,993	1	476
Capital gains distributions	59,844	158	15,674	—	—
Total realized gain (loss) on investments
and capital gains distributions	77,286	136	17,667	1	476
Net unrealized appreciation
(depreciation) of investments	(90,426)	(237)	(29,042)	(17)	(1,815)
Net realized and unrealized gain (loss)
on investments	(13,140)	(101)	(11,375)	(16)	(1,339)
Net increase (decrease) in net assets
resulting from operations	$(3,085)	$(88)	$(10,038)	$(15)	$(1,278)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$19	$140	$3,359	$2	$4
Expenses:
Mortality and expense risks and other charges	5	54	1,446	—	2
Total expenses	5	54	1,446	—	2
Net investment income (loss)	14	86	1,913	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(873)	—	—	33
Capital gains distributions	61	497	37	6	24
Total realized gain (loss) on investments
and capital gains distributions	(6)	(376)	37	6	57
Net unrealized appreciation
(depreciation) of investments	(100)	(502)	—	(13)	(134)
Net realized and unrealized gain (loss)
on investments	(106)	(878)	37	(7)	(77)
Net increase (decrease) in net assets
resulting from operations	$(92)	$(792)	$1,950	$(5)	$(75)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$25	$9	$2,786	$14	$193
Expenses:
Mortality and expense risks and other charges	20	1	679	3	107
Total expenses	20	1	679	3	107
Net investment income (loss)	5	8	2,107	11	86

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	—	(1,255)	9	(201)
Capital gains distributions	130	—	—	—	252
Total realized gain (loss) on investments
and capital gains distributions	164	—	(1,255)	9	51
Net unrealized appreciation
(depreciation) of investments	(610)	(16)	(3,076)	(31)	(778)
Net realized and unrealized gain (loss)
on investments	(446)	(16)	(4,331)	(22)	(727)
Net increase (decrease) in net assets
resulting from operations	$(441)	$(8)	$(2,224)	$(11)	$(641)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$67	$37	$218	$81	$18
Expenses:
Mortality and expense risks and other charges	37	22	146	51	12
Total expenses	37	22	146	51	12
Net investment income (loss)	30	15	72	30	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(78)	(100)	(31)	18
Capital gains distributions	105	69	346	156	41
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125	59
Net unrealized appreciation
(depreciation) of investments	(409)	(171)	(1,574)	(657)	(196)
Net realized and unrealized gain (loss)
on investments	(311)	(180)	(1,328)	(532)	(137)
Net increase (decrease) in net assets
resulting from operations	$(281)	$(165)	$(1,256)	$(502)	$(131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$193	$42	$18	$55	$22
Expenses:
Mortality and expense risks and other charges	146	29	11	40	20
Total expenses	146	29	11	40	20
Net investment income (loss)	47	13	7	15	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(155)	(3)	34	80	22
Capital gains distributions	362	97	52	101	51
Total realized gain (loss) on investments
and capital gains distributions	207	94	86	181	73
Net unrealized appreciation
(depreciation) of investments	(1,580)	(477)	(280)	(696)	(309)
Net realized and unrealized gain (loss)
on investments	(1,373)	(383)	(194)	(515)	(236)
Net increase (decrease) in net assets
resulting from operations	$(1,326)	$(370)	$(187)	$(500)	$(234)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$9	$82	$23	$17	$9
Expenses:
Mortality and expense risks and other charges	5	41	8	9	2
Total expenses	5	41	8	9	2
Net investment income (loss)	4	41	15	8	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	82	8	24	2
Capital gains distributions	27	55	18	15	16
Total realized gain (loss) on investments
and capital gains distributions	54	137	26	39	18
Net unrealized appreciation
(depreciation) of investments	(175)	(333)	(78)	(92)	(55)
Net realized and unrealized gain (loss)
on investments	(121)	(196)	(52)	(53)	(37)
Net increase (decrease) in net assets
resulting from operations	$(117)	$(155)	$(37)	$(45)	$(30)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$202	$2,734	$139	$7	$156
Expenses:
Mortality and expense risks and other charges	73	1,222	53	2	61
Total expenses	73	1,222	53	2	61
Net investment income (loss)	129	1,512	86	5	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	1,286	(128)	3	(72)
Capital gains distributions	276	4,265	260	18	311
Total realized gain (loss) on investments
and capital gains distributions	342	5,551	132	21	239
Net unrealized appreciation
(depreciation) of investments	(1,034)	(15,931)	(759)	(66)	(1,062)
Net realized and unrealized gain (loss)
on investments	(692)	(10,380)	(627)	(45)	(823)
Net increase (decrease) in net assets
resulting from operations	$(563)	$(8,868)	$(541)	$(40)	$(728)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,616	$203	$—	$114	$1,558
Expenses:
Mortality and expense risks and other charges	1,325	86	—	47	980
Total expenses	1,325	86	—	47	980
Net investment income (loss)	1,291	117	—	67	578

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,969	(179)	—	159	2,130
Capital gains distributions	6,018	521	1	323	5,247
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482	7,377
Net unrealized appreciation
(depreciation) of investments	(22,808)	(1,547)	(4)	(1,269)	(19,754)
Net realized and unrealized gain (loss)
on investments	(14,821)	(1,205)	(3)	(787)	(12,377)
Net increase (decrease) in net assets
resulting from operations	$(13,530)	$(1,088)	$(3)	$(720)	$(11,799)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$73	$38	$290	$18	$105
Expenses:
Mortality and expense risks and other charges	42	20	211	12	64
Total expenses	42	20	211	12	64
Net investment income (loss)	31	18	79	6	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	48	25	28	(143)
Capital gains distributions	302	90	835	60	204
Total realized gain (loss) on investments
and capital gains distributions	270	138	860	88	61
Net unrealized appreciation
(depreciation) of investments	(939)	(430)	(3,751)	(289)	(547)
Net realized and unrealized gain (loss)
on investments	(669)	(292)	(2,891)	(201)	(486)
Net increase (decrease) in net assets
resulting from operations	$(638)	$(274)	$(2,812)	$(195)	$(445)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$18	$236	$1,177	$88	$137
Expenses:
Mortality and expense risks and other charges	3	45	422	29	69
Total expenses	3	45	422	29	69
Net investment income (loss)	15	191	755	59	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	52	574	54	(131)
Capital gains distributions	21	216	1,222	106	150
Total realized gain (loss) on investments
and capital gains distributions	22	268	1,796	160	19
Net unrealized appreciation
(depreciation) of investments	(66)	(732)	(4,378)	(375)	(423)
Net realized and unrealized gain (loss)
on investments	(44)	(464)	(2,582)	(215)	(404)
Net increase (decrease) in net assets
resulting from operations	$(29)	$(273)	$(1,827)	$(156)	$(336)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1	$469	$694	$—	$—
Expenses:
Mortality and expense risks and other charges	—	167	554	1	1,239
Total expenses	—	167	554	1	1,239
Net investment income (loss)	1	302	140	(1)	(1,239)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(643)	181	28	5,809
Capital gains distributions	7	3,851	7,166	44	13,607
Total realized gain (loss) on investments
and capital gains distributions	6	3,208	7,347	72	19,416
Net unrealized appreciation
(depreciation) of investments	(14)	(9,210)	(17,753)	(70)	(21,914)
Net realized and unrealized gain (loss)
on investments	(8)	(6,002)	(10,406)	2	(2,498)
Net increase (decrease) in net assets
resulting from operations	$(7)	$(5,700)	$(10,266)	$1	$(3,737)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$117	$—	$17	$3	$829
Expenses:
Mortality and expense risks and other charges	135	1	60	1	655
Total expenses	135	1	60	1	655
Net investment income (loss)	(18)	(1)	(43)	2	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	605	7	236	91	5,130
Capital gains distributions	1,366	16	704	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91	5,130
Net unrealized appreciation
(depreciation) of investments	(3,150)	(50)	(2,137)	(134)	(13,595)
Net realized and unrealized gain (loss)
on investments	(1,179)	(27)	(1,197)	(43)	(8,465)
Net increase (decrease) in net assets
resulting from operations	$(1,197)	$(28)	$(1,240)	$(41)	$(8,291)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$22	$5,815	$23	$3	$304
Expenses:
Mortality and expense risks and other charges	5	2,976	8	1	174
Total expenses	5	2,976	8	1	174
Net investment income (loss)	17	2,839	15	2	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	13,109	13	4	(383)
Capital gains distributions	95	18,616	85	30	1,891
Total realized gain (loss) on investments
and capital gains distributions	76	31,725	98	34	1,508
Net unrealized appreciation
(depreciation) of investments	(249)	(64,708)	(241)	(74)	(4,469)
Net realized and unrealized gain (loss)
on investments	(173)	(32,983)	(143)	(40)	(2,961)
Net increase (decrease) in net assets
resulting from operations	$(156)	$(30,144)	$(128)	$(38)	$(2,831)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$704	$5	$9,512	$21	$2,010
Expenses:
Mortality and expense risks and other charges	642	1	6,246	16	311
Total expenses	642	1	6,246	16	311
Net investment income (loss)	62	4	3,266	5	1,699

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,878	59	24,519	84	(292)
Capital gains distributions	5,578	30	41,232	109	—
Total realized gain (loss) on investments
and capital gains distributions	7,456	89	65,751	193	(292)
Net unrealized appreciation
(depreciation) of investments	(15,882)	(139)	(153,054)	(420)	(2,709)
Net realized and unrealized gain (loss)
on investments	(8,426)	(50)	(87,303)	(227)	(3,001)
Net increase (decrease) in net assets
resulting from operations	$(8,364)	$(46)	$(84,037)	$(222)	$(1,302)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$13	$—	$813	$—	$—
Expenses:
Mortality and expense risks and other charges	2	1	4,684	10	5
Total expenses	2	1	4,684	10	5
Net investment income (loss)	11	(1)	(3,871)	(10)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	4	10,098	17	78
Capital gains distributions	—	36	43,665	129	234
Total realized gain (loss) on investments
and capital gains distributions	8	40	53,763	146	312
Net unrealized appreciation
(depreciation) of investments	(27)	(50)	(65,594)	(192)	(284)
Net realized and unrealized gain (loss)
on investments	(19)	(10)	(11,831)	(46)	28
Net increase (decrease) in net assets
resulting from operations	$(8)	$(11)	$(15,702)	$(56)	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1,167	$2	$4	$1,753	$2
Expenses:
Mortality and expense risks and other charges	4,433	24	1	801	1
Total expenses	4,433	24	1	801	1
Net investment income (loss)	(3,266)	(22)	3	952	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15,439	67	3	3,244	12
Capital gains distributions	79,396	607	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244	12
Net unrealized appreciation
(depreciation) of investments	(99,760)	(704)	(41)	(17,441)	(33)
Net realized and unrealized gain (loss)
on investments	(4,925)	(30)	(38)	(14,197)	(21)
Net increase (decrease) in net assets
resulting from operations	$(8,191)	$(52)	$(35)	$(13,245)	$(20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment Income:
Dividends	$134	$756	$1,418	$1,444	$19
Expenses:
Mortality and expense risks and other charges	64	276	683	593	5
Total expenses	64	276	683	593	5
Net investment income (loss)	70	480	735	851	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	292	542	4,191	3,380	15
Capital gains distributions	471	628	—	—	131
Total realized gain (loss) on investments
and capital gains distributions	763	1,170	4,191	3,380	146
Net unrealized appreciation
(depreciation) of investments	(1,344)	(3,031)	(11,163)	(8,412)	(228)
Net realized and unrealized gain (loss)
on investments	(581)	(1,861)	(6,972)	(5,032)	(82)
Net increase (decrease) in net assets
resulting from operations	$(511)	$(1,381)	$(6,237)	$(4,181)	$(68)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$21,310	$3	$4,441	$538	$5,459
Expenses:
Mortality and expense risks and other charges	13,330	3	707	139	3,785
Total expenses	13,330	3	707	139	3,785
Net investment income (loss)	7,980	—	3,734	399	1,674

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55,523	(18)	1,227	223	16,734
Capital gains distributions	110,314	22	—	—	28,770
Total realized gain (loss) on investments
and capital gains distributions	165,837	4	1,227	223	45,504
Net unrealized appreciation
(depreciation) of investments	(233,905)	(21)	(12,904)	(1,817)	(75,567)
Net realized and unrealized gain (loss)
on investments	(68,068)	(17)	(11,677)	(1,594)	(30,063)
Net increase (decrease) in net assets
resulting from operations	$(60,088)	$(17)	$(7,943)	$(1,195)	$(28,389)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$2	$3,476	$1	$1,327	$1
Expenses:
Mortality and expense risks and other charges	1	3,097	—	1,498	1
Total expenses	1	3,097	—	1,498	1
Net investment income (loss)	1	379	1	(171)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	12,433	—	8,397	7
Capital gains distributions	15	39,567	8	19,267	25
Total realized gain (loss) on investments
and capital gains distributions	22	52,000	8	27,664	32
Net unrealized appreciation
(depreciation) of investments	(38)	(100,818)	(19)	(45,837)	(56)
Net realized and unrealized gain (loss)
on investments	(16)	(48,818)	(11)	(18,173)	(24)
Net increase (decrease) in net assets
resulting from operations	$(15)	$(48,439)	$(10)	$(18,344)	$(24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$1,163	$—	$718	$14	$2,089
Expenses:
Mortality and expense risks and other charges	386	—	722	8	992
Total expenses	386	—	722	8	992
Net investment income (loss)	777	—	(4)	6	1,097

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	963	—	3,472	86	3,752
Capital gains distributions	—	—	2,290	58	—
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144	3,752
Net unrealized appreciation
(depreciation) of investments	(8,040)	(2)	(7,580)	(199)	(11,036)
Net realized and unrealized gain (loss)
on investments	(7,077)	(2)	(1,818)	(55)	(7,284)
Net increase (decrease) in net assets
resulting from operations	$(6,300)	$(2)	$(1,822)	$(49)	$(6,187)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$6	$14	$313	$68	$2,214
Expenses:
Mortality and expense risks and other charges	4	7	159	170	1,085
Total expenses	4	7	159	170	1,085
Net investment income (loss)	2	7	154	(102)	1,129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	18	328	789	2,203
Capital gains distributions	—	21	516	1,819	17,362
Total realized gain (loss) on investments
and capital gains distributions	18	39	844	2,608	19,565
Net unrealized appreciation
(depreciation) of investments	(40)	(95)	(2,239)	(3,541)	(36,153)
Net realized and unrealized gain (loss)
on investments	(22)	(56)	(1,395)	(933)	(16,588)
Net increase (decrease) in net assets
resulting from operations	$(20)	$(49)	$(1,241)	$(1,035)	$(15,459)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$802	$881	$—	$365	$—
Expenses:
Mortality and expense risks and other charges	622	1,554	1	134	2,165
Total expenses	622	1,554	1	134	2,165
Net investment income (loss)	180	(673)	(1)	231	(2,165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	8,609	—	(179)	227
Capital gains distributions	4,191	25,504	23	—	25,259
Total realized gain (loss) on investments
and capital gains distributions	4,658	34,113	23	(179)	25,486
Net unrealized appreciation
(depreciation) of investments	(14,394)	(58,417)	(48)	(235)	(43,328)
Net realized and unrealized gain (loss)
on investments	(9,736)	(24,304)	(25)	(414)	(17,842)
Net increase (decrease) in net assets
resulting from operations	$(9,556)	$(24,977)	$(26)	$(183)	$(20,007)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$900	$111
Expenses:
Mortality and expense risks and other charges	6	664	—	334	633
Total expenses	6	664	—	334	633
Net investment income (loss)	(6)	(664)	—	566	(522)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	1,467	(4)	(989)	(4,112)
Capital gains distributions	117	10,955	19	5,031	7,602
Total realized gain (loss) on investments
and capital gains distributions	104	12,422	15	4,042	3,490
Net unrealized appreciation
(depreciation) of investments	(187)	(22,828)	(35)	(12,691)	(11,004)
Net realized and unrealized gain (loss)
on investments	(83)	(10,406)	(20)	(8,649)	(7,514)
Net increase (decrease) in net assets
resulting from operations	$(89)	$(11,070)	$(20)	$(8,083)	$(8,036)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Net investment income (loss)
Investment Income:
Dividends	$87	$41	$3,613	$—	$—
Expenses:
Mortality and expense risks and other charges	641	16	1,988	1	47
Total expenses	641	16	1,988	1	47
Net investment income (loss)	(554)	25	1,625	(1)	(47)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,430)	52	4,455	(2)	48
Capital gains distributions	19,198	147	10,693	23	521
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21	569
Net unrealized appreciation
(depreciation) of investments	(18,674)	(318)	(24,668)	(45)	(1,704)
Net realized and unrealized gain (loss)
on investments	(1,906)	(119)	(9,520)	(24)	(1,135)
Net increase (decrease) in net assets
resulting from operations	$(2,460)	$(94)	$(7,895)	$(25)	$(1,182)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$525
Expenses:
Mortality and expense risks and other charges	1,354
Total expenses	1,354
Net investment income (loss)	(829)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,917
Capital gains distributions	6,879
Total realized gain (loss) on investments
and capital gains distributions	12,796
Net unrealized appreciation
(depreciation) of investments	(28,991)
Net realized and unrealized gain (loss)
on investments	(16,195)
Net increase (decrease) in net assets
resulting from operations	$(17,024)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2017	$178	$655	$6,893	$82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	150	4
Total realized gain (loss) on investments
and capital gains distributions	31	85	73	—
Net unrealized appreciation (depreciation)
of investments	(1)	12	1,911	—
Net increase (decrease) in net assets resulting from
operations	29	98	2,134	4
Changes from principal transactions:
Total unit transactions	(16)	(131)	3,372	70
Increase (decrease) in net assets derived from
principal transactions	(16)	(131)	3,372	70
Total increase (decrease) in net assets	13	(33)	5,506	74
Net assets at December 31, 2017	191	622	12,399	156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	334	9
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—
Net unrealized appreciation (depreciation)
of investments	(58)	(116)	(2,607)	(14)
Net increase (decrease) in net assets resulting from
operations	(9)	(41)	(2,135)	(5)
Changes from principal transactions:
Total unit transactions	(8)	(9)	2,188	128
Increase (decrease) in net assets derived from
principal transactions	(8)	(9)	2,188	128
Total increase (decrease) in net assets	(17)	(50)	53	123
Net assets at December 31, 2018	$174	$572	$12,452	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2017	$3,791	$72	$547	$12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(1)	7	—
Total realized gain (loss) on investments
and capital gains distributions	510	9	16	1
Net unrealized appreciation (depreciation)
of investments	43	11	108	1
Net increase (decrease) in net assets resulting from
operations	518	19	131	2
Changes from principal transactions:
Total unit transactions	(360)	11	8	1
Increase (decrease) in net assets derived from
principal transactions	(360)	11	8	1
Total increase (decrease) in net assets	158	30	139	3
Net assets at December 31, 2017	3,949	102	686	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(1)	2	—
Total realized gain (loss) on investments
and capital gains distributions	146	7	45	2
Net unrealized appreciation (depreciation)
of investments	(590)	(17)	(154)	(5)
Net increase (decrease) in net assets resulting from
operations	(478)	(11)	(107)	(3)
Changes from principal transactions:
Total unit transactions	(367)	—	(56)	2
Increase (decrease) in net assets derived from
principal transactions	(367)	—	(56)	2
Total increase (decrease) in net assets	(845)	(11)	(163)	(1)
Net assets at December 31, 2018	$3,104	$91	$523	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2017	$190	$269	$717	$40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1)	72	1
Net unrealized appreciation (depreciation)
of investments	52	4	(13)	(1)
Net increase (decrease) in net assets resulting from
operations	14	17	58	2
Changes from principal transactions:
Total unit transactions	(95)	119	(14)	80
Increase (decrease) in net assets derived from
principal transactions	(95)	119	(14)	80
Total increase (decrease) in net assets	(81)	136	44	82
Net assets at December 31, 2017	109	405	761	122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	20	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	12	(2)	88	7
Net unrealized appreciation (depreciation)
of investments	(12)	(42)	(204)	(23)
Net increase (decrease) in net assets resulting from
operations	(1)	(24)	(119)	(15)
Changes from principal transactions:
Total unit transactions	24	152	112	(63)
Increase (decrease) in net assets derived from
principal transactions	24	152	112	(63)
Total increase (decrease) in net assets	23	128	(7)	(78)
Net assets at December 31, 2018	$132	$533	$754	$44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2017	$318	$23,516	$33,203	$481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(265)	(2)	(4)
Total realized gain (loss) on investments
and capital gains distributions	14	4,904	2,625	122
Net unrealized appreciation (depreciation)
of investments	26	1,554	1,127	28
Net increase (decrease) in net assets resulting from
operations	38	6,193	3,750	146
Changes from principal transactions:
Total unit transactions	(204)	(1,151)	(3,686)	(524)
Increase (decrease) in net assets derived from
principal transactions	(204)	(1,151)	(3,686)	(524)
Total increase (decrease) in net assets	(166)	5,042	64	(378)
Net assets at December 31, 2017	152	28,558	33,267	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(322)	(49)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27	3,731	3,056	15
Net unrealized appreciation (depreciation)
of investments	(46)	(4,645)	(6,103)	(18)
Net increase (decrease) in net assets resulting from
operations	(20)	(1,236)	(3,096)	(4)
Changes from principal transactions:
Total unit transactions	(72)	(783)	(3,132)	16
Increase (decrease) in net assets derived from
principal transactions	(72)	(783)	(3,132)	16
Total increase (decrease) in net assets	(92)	(2,019)	(6,228)	12
Net assets at December 31, 2018	$60	$26,539	$27,039	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Alger Responsible Investing Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2017	$3,644	$293	$6	$546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	875	80	—	5
Net unrealized appreciation (depreciation)
of investments	179	(40)	1	31
Net increase (decrease) in net assets resulting from
operations	1,006	43	1	35
Changes from principal transactions:
Total unit transactions	894	(5)	—	(196)
Increase (decrease) in net assets derived from
principal transactions	894	(5)	—	(196)
Total increase (decrease) in net assets	1,900	38	1	(161)
Net assets at December 31, 2017	5,544	331	7	385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)	3	—	6
Total realized gain (loss) on investments
and capital gains distributions	599	61	—	52
Net unrealized appreciation (depreciation)
of investments	(841)	(101)	(1)	(124)
Net increase (decrease) in net assets resulting from
operations	(308)	(37)	(1)	(66)
Changes from principal transactions:
Total unit transactions	888	3	—	(79)
Increase (decrease) in net assets derived from
principal transactions	888	3	—	(79)
Total increase (decrease) in net assets	580	(34)	(1)	(145)
Net assets at December 31, 2018	$6,124	$297	$6	$240

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2017	$37,550	$67,948	$4,359	$212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(207)	(307)	29	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,080	7,096	465	34
Net unrealized appreciation (depreciation)
of investments	4,267	6,548	47	(10)
Net increase (decrease) in net assets resulting from
operations	10,140	13,337	541	23
Changes from principal transactions:
Total unit transactions	(1,131)	(5,297)	(1,944)	68
Increase (decrease) in net assets derived from
principal transactions	(1,131)	(5,297)	(1,944)	68
Total increase (decrease) in net assets	9,009	8,040	(1,403)	91
Net assets at December 31, 2017	46,559	75,988	2,956	303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(267)	144	27	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,980	6,354	141	63
Net unrealized appreciation (depreciation)
of investments	(2,149)	(10,856)	(275)	(114)
Net increase (decrease) in net assets resulting from
operations	564	(4,358)	(107)	(53)
Changes from principal transactions:
Total unit transactions	(694)	(5,068)	(58)	65
Increase (decrease) in net assets derived from
principal transactions	(694)	(5,068)	(58)	65
Total increase (decrease) in net assets	(130)	(9,426)	(165)	12
Net assets at December 31, 2018	$46,429	$66,562	$2,791	$315
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2017	$24,388	$9,606	$1,482	$84,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	99	6	602
Total realized gain (loss) on investments
and capital gains distributions	(1,059)	1,114	225	9,003
Net unrealized appreciation (depreciation)
of investments	1,204	557	69	10,069
Net increase (decrease) in net assets resulting from
operations	564	1,770	300	19,674
Changes from principal transactions:
Total unit transactions	6,978	(374)	(745)	7,195
Increase (decrease) in net assets derived from
principal transactions	6,978	(374)	(745)	7,195
Total increase (decrease) in net assets	7,542	1,396	(445)	26,869
Net assets at December 31, 2017	31,930	11,002	1,037	111,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	45	5	629
Total realized gain (loss) on investments
and capital gains distributions	(442)	1,275	133	14,114
Net unrealized appreciation (depreciation)
of investments	(1,201)	(2,187)	(214)	(22,603)
Net increase (decrease) in net assets resulting from
operations	(1,059)	(867)	(76)	(7,860)
Changes from principal transactions:
Total unit transactions	(1,745)	(323)	(72)	(6,183)
Increase (decrease) in net assets derived from
principal transactions	(1,745)	(323)	(72)	(6,183)
Total increase (decrease) in net assets	(2,804)	(1,190)	(148)	(14,043)
Net assets at December 31, 2018	$29,126	$9,812	$889	$97,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2017	$4,659	$38,429	$506	$11,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(330)	—	(38)
Total realized gain (loss) on investments
and capital gains distributions	352	1,608	50	285
Net unrealized appreciation (depreciation)
of investments	533	2,396	19	1,259
Net increase (decrease) in net assets resulting from
operations	991	3,674	69	1,506
Changes from principal transactions:
Total unit transactions	2,296	(7,217)	(46)	(1,752)
Increase (decrease) in net assets derived from
principal transactions	2,296	(7,217)	(46)	(1,752)
Total increase (decrease) in net assets	3,287	(3,543)	23	(246)
Net assets at December 31, 2017	7,946	34,886	529	11,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	154	(179)	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	477	679	14	582
Net unrealized appreciation (depreciation)
of investments	(868)	(6,248)	(87)	(2,210)
Net increase (decrease) in net assets resulting from
operations	(237)	(5,748)	(73)	(1,647)
Changes from principal transactions:
Total unit transactions	1,464	(6,231)	(44)	(315)
Increase (decrease) in net assets derived from
principal transactions	1,464	(6,231)	(44)	(315)
Total increase (decrease) in net assets	1,227	(11,979)	(117)	(1,962)
Net assets at December 31, 2018	$9,173	$22,907	$412	$9,051

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2017	$11,019	$1,363	$1,228	$12,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	8	(23)	(174)
Total realized gain (loss) on investments
and capital gains distributions	178	85	153	343
Net unrealized appreciation (depreciation)
of investments	2,986	57	281	3,050
Net increase (decrease) in net assets resulting from
operations	3,131	150	411	3,219
Changes from principal transactions:
Total unit transactions	(1,149)	(593)	2,038	4,987
Increase (decrease) in net assets derived from
principal transactions	(1,149)	(593)	2,038	4,987
Total increase (decrease) in net assets	1,982	(443)	2,449	8,206
Net assets at December 31, 2017	13,001	920	3,677	20,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	8	(25)	(212)
Total realized gain (loss) on investments
and capital gains distributions	1,001	84	529	2,217
Net unrealized appreciation (depreciation)
of investments	(2,385)	(165)	(324)	(717)
Net increase (decrease) in net assets resulting from
operations	(1,374)	(73)	180	1,288
Changes from principal transactions:
Total unit transactions	(1,735)	(78)	2,678	3,087
Increase (decrease) in net assets derived from
principal transactions	(1,735)	(78)	2,678	3,087
Total increase (decrease) in net assets	(3,109)	(151)	2,858	4,375
Net assets at December 31, 2018	$9,892	$769	$6,535	$24,939

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2017	$136	$15,474	$10,133	$49,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	92	458
Total realized gain (loss) on investments
and capital gains distributions	26	1,668	(5)	1,059
Net unrealized appreciation (depreciation)
of investments	(12)	(651)	134	3,606
Net increase (decrease) in net assets resulting from
operations	15	1,021	221	5,123
Changes from principal transactions:
Total unit transactions	62	(1,955)	123	(5,169)
Increase (decrease) in net assets derived from
principal transactions	62	(1,955)	123	(5,169)
Total increase (decrease) in net assets	77	(934)	344	(46)
Net assets at December 31, 2017	213	14,540	10,477	49,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	67	144	343
Total realized gain (loss) on investments
and capital gains distributions	11	190	(14)	5,921
Net unrealized appreciation (depreciation)
of investments	(34)	(1,647)	(247)	(7,948)
Net increase (decrease) in net assets resulting from
operations	(21)	(1,390)	(117)	(1,684)
Changes from principal transactions:
Total unit transactions	(4)	(1,227)	276	(2,703)
Increase (decrease) in net assets derived from
principal transactions	(4)	(1,227)	276	(2,703)
Total increase (decrease) in net assets	(25)	(2,617)	159	(4,387)
Net assets at December 31, 2018	$188	$11,923	$10,636	$45,323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.
Net assets at January 1, 2017	$2,866	$770	$—	$9,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	8	—	144
Total realized gain (loss) on investments
and capital gains distributions	116	124	—	22
Net unrealized appreciation (depreciation)
of investments	226	27	—	366
Net increase (decrease) in net assets resulting from
operations	434	159	—	532
Changes from principal transactions:
Total unit transactions	1,037	(259)	—	(548)
Increase (decrease) in net assets derived from
principal transactions	1,037	(259)	—	(548)
Total increase (decrease) in net assets	1,471	(100)	—	(16)
Net assets at December 31, 2017	4,337	670	—	9,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	8	1	218
Total realized gain (loss) on investments
and capital gains distributions	35	37	—	(81)
Net unrealized appreciation (depreciation)
of investments	(529)	(114)	(3)	(556)
Net increase (decrease) in net assets resulting from
operations	(384)	(69)	(2)	(419)
Changes from principal transactions:
Total unit transactions	622	(44)	55	(1,238)
Increase (decrease) in net assets derived from
principal transactions	622	(44)	55	(1,238)
Total increase (decrease) in net assets	238	(113)	53	(1,657)
Net assets at December 31, 2018	$4,575	$557	$53	$7,400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class
Net assets at January 1, 2017	$43	$1	$8,702	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	18	—
Total realized gain (loss) on investments
and capital gains distributions	10	1	1,162	—
Net unrealized appreciation (depreciation)
of investments	1	—	(157)	—
Net increase (decrease) in net assets resulting from
operations	11	1	1,023	—
Changes from principal transactions:
Total unit transactions	9	1	(674)	—
Increase (decrease) in net assets derived from
principal transactions	9	1	(674)	—
Total increase (decrease) in net assets	20	2	349	—
Net assets at December 31, 2017	63	3	9,051	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(20)	—
Total realized gain (loss) on investments
and capital gains distributions	3	1	1,636	1
Net unrealized appreciation (depreciation)
of investments	(6)	(1)	(2,836)	(1)
Net increase (decrease) in net assets resulting from
operations	(4)	—	(1,220)	—
Changes from principal transactions:
Total unit transactions	(1)	2	(420)	—
Increase (decrease) in net assets derived from
principal transactions	(1)	2	(420)	—
Total increase (decrease) in net assets	(5)	2	(1,640)	—
Net assets at December 31, 2018	$58	$5	$7,411	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2017	$298	$50	$4,601	$2,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	42	4	(16)	372
Net unrealized appreciation (depreciation)
of investments	9	5	2,193	(20)
Net increase (decrease) in net assets resulting from
operations	53	9	2,177	336
Changes from principal transactions:
Total unit transactions	—	(9)	2,586	1,016
Increase (decrease) in net assets derived from
principal transactions	—	(9)	2,586	1,016
Total increase (decrease) in net assets	53	—	4,763	1,352
Net assets at December 31, 2017	351	50	9,364	4,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	—	(7)
Total realized gain (loss) on investments
and capital gains distributions	6	12	1,187	308
Net unrealized appreciation (depreciation)
of investments	(27)	(17)	(1,453)	(902)
Net increase (decrease) in net assets resulting from
operations	(23)	(4)	(266)	(601)
Changes from principal transactions:
Total unit transactions	(32)	5	2,374	(763)
Increase (decrease) in net assets derived from
principal transactions	(32)	5	2,374	(763)
Total increase (decrease) in net assets	(55)	1	2,108	(1,364)
Net assets at December 31, 2018	$296	$51	$11,472	$2,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	Deutsche Equity 500 Index Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net assets at January 1, 2017	$15	$760	$525	$723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	15	30
Total realized gain (loss) on investments
and capital gains distributions	3	189	(4)	16
Net unrealized appreciation (depreciation)
of investments	2	(44)	6	310
Net increase (decrease) in net assets resulting from
operations	5	151	17	356
Changes from principal transactions:
Total unit transactions	11	(174)	128	673
Increase (decrease) in net assets derived from
principal transactions	11	(174)	128	673
Total increase (decrease) in net assets	16	(23)	145	1,029
Net assets at December 31, 2017	31	737	670	1,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	20	44
Total realized gain (loss) on investments
and capital gains distributions	5	119	(4)	77
Net unrealized appreciation (depreciation)
of investments	(8)	(154)	(24)	(458)
Net increase (decrease) in net assets resulting from
operations	(3)	(31)	(8)	(337)
Changes from principal transactions:
Total unit transactions	(12)	(60)	388	601
Increase (decrease) in net assets derived from
principal transactions	(12)	(60)	388	601
Total increase (decrease) in net assets	(15)	(91)	380	264
Net assets at December 31, 2018	$16	$646	$1,050	$2,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2017	$8,970	$191	$300	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1	1	—
Total realized gain (loss) on investments
and capital gains distributions	662	9	36	—
Net unrealized appreciation (depreciation)
of investments	344	34	5	—
Net increase (decrease) in net assets resulting from
operations	1,147	44	42	—
Changes from principal transactions:
Total unit transactions	3,375	(81)	(183)	—
Increase (decrease) in net assets derived from
principal transactions	3,375	(81)	(183)	—
Total increase (decrease) in net assets	4,522	(37)	(141)	—
Net assets at December 31, 2017	13,492	154	159	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	791	7	15	—
Net unrealized appreciation (depreciation)
of investments	(3,425)	(37)	(30)	—
Net increase (decrease) in net assets resulting from
operations	(2,486)	(28)	(15)	—
Changes from principal transactions:
Total unit transactions	2,067	—	12	—
Increase (decrease) in net assets derived from
principal transactions	2,067	—	12	—
Total increase (decrease) in net assets	(419)	(28)	(3)	—
Net assets at December 31, 2018	$13,073	$126	$156	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I
Net assets at January 1, 2017	$5,138	$268,183	$—	$1,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	301	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	821	13,179	—	181
Net unrealized appreciation (depreciation)
of investments	526	65,278	—	280
Net increase (decrease) in net assets resulting from
operations	1,345	78,758	—	445
Changes from principal transactions:
Total unit transactions	(1,943)	1,972	—	430
Increase (decrease) in net assets derived from
principal transactions	(1,943)	1,972	—	430
Total increase (decrease) in net assets	(598)	80,730	—	875
Net assets at December 31, 2017	4,540	348,913	—	2,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	867	—	(25)
Total realized gain (loss) on investments
and capital gains distributions	376	17,216	—	361
Net unrealized appreciation (depreciation)
of investments	(1,038)	(71,186)	—	(476)
Net increase (decrease) in net assets resulting from
operations	(652)	(53,103)	—	(140)
Changes from principal transactions:
Total unit transactions	(668)	(19,949)	2	293
Increase (decrease) in net assets derived from
principal transactions	(668)	(19,949)	2	293
Total increase (decrease) in net assets	(1,320)	(73,052)	2	153
Net assets at December 31, 2018	$3,220	$275,861	$2	$2,475

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2017	$269,002	$262,156	$11,293	$25,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,871	(2,304)	365	160
Total realized gain (loss) on investments
and capital gains distributions	3,738	35,741	(308)	1,181
Net unrealized appreciation (depreciation)
of investments	24,586	54,396	512	6,053
Net increase (decrease) in net assets resulting from
operations	30,195	87,833	569	7,394
Changes from principal transactions:
Total unit transactions	(22,962)	(4,213)	(3,138)	23
Increase (decrease) in net assets derived from
principal transactions	(22,962)	(4,213)	(3,138)	23
Total increase (decrease) in net assets	7,233	83,620	(2,569)	7,417
Net assets at December 31, 2017	276,235	345,776	8,724	33,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,059	(2,630)	364	160
Total realized gain (loss) on investments
and capital gains distributions	21,327	70,788	(120)	1,807
Net unrealized appreciation (depreciation)
of investments	(47,035)	(69,895)	(605)	(6,786)
Net increase (decrease) in net assets resulting from
operations	(22,649)	(1,737)	(361)	(4,819)
Changes from principal transactions:
Total unit transactions	(32,983)	(24,350)	(625)	(3,216)
Increase (decrease) in net assets derived from
principal transactions	(32,983)	(24,350)	(625)	(3,216)
Total increase (decrease) in net assets	(55,632)	(26,087)	(986)	(8,035)
Net assets at December 31, 2018	$220,603	$319,689	$7,738	$25,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net assets at January 1, 2017	$1,197,401	$199,247	$8	$19,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	795	1,578	—	110
Total realized gain (loss) on investments
and capital gains distributions	79,292	5,478	—	3,072
Net unrealized appreciation (depreciation)
of investments	159,952	34,911	—	(1,051)
Net increase (decrease) in net assets resulting from
operations	240,039	41,967	—	2,131
Changes from principal transactions:
Total unit transactions	(99,456)	12,766	(4)	(5,420)
Increase (decrease) in net assets derived from
principal transactions	(99,456)	12,766	(4)	(5,420)
Total increase (decrease) in net assets	140,583	54,733	(4)	(3,289)
Net assets at December 31, 2017	1,337,984	253,980	4	16,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,216)	2,002	—	76
Total realized gain (loss) on investments
and capital gains distributions	154,390	7,628	1	544
Net unrealized appreciation (depreciation)
of investments	(230,972)	(24,108)	(1)	(1,623)
Net increase (decrease) in net assets resulting from
operations	(79,798)	(14,478)	—	(1,003)
Changes from principal transactions:
Total unit transactions	(159,052)	3,582	(4)	(902)
Increase (decrease) in net assets derived from
principal transactions	(159,052)	3,582	(4)	(902)
Total increase (decrease) in net assets	(238,850)	(10,896)	(4)	(1,905)
Net assets at December 31, 2018	$1,099,134	$243,084	$—	$14,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2017	$1,664	$232	$35	$260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(3)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	—	26
Net unrealized appreciation (depreciation)
of investments	63	54	(1)	32
Net increase (decrease) in net assets resulting from
operations	148	42	(1)	56
Changes from principal transactions:
Total unit transactions	(13)	46	(4)	19
Increase (decrease) in net assets derived from
principal transactions	(13)	46	(4)	19
Total increase (decrease) in net assets	135	88	(5)	75
Net assets at December 31, 2017	1,799	320	30	335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(4)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	29	2	—	22
Net unrealized appreciation (depreciation)
of investments	(221)	(47)	(5)	(40)
Net increase (decrease) in net assets resulting from
operations	(180)	(49)	(5)	(21)
Changes from principal transactions:
Total unit transactions	(294)	3	(13)	(36)
Increase (decrease) in net assets derived from
principal transactions	(294)	3	(13)	(36)
Total increase (decrease) in net assets	(474)	(46)	(18)	(57)
Net assets at December 31, 2018	$1,325	$274	$12	$278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net assets at January 1, 2017	$128,525	$14	$12,049	$368,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)	—	(58)	(1,995)
Total realized gain (loss) on investments
and capital gains distributions	13,321	10	1,866	36,137
Net unrealized appreciation (depreciation)
of investments	(1,516)	(2)	883	56,466
Net increase (decrease) in net assets resulting from
operations	11,295	8	2,691	90,608
Changes from principal transactions:
Total unit transactions	(13,231)	32	(2,825)	(13,836)
Increase (decrease) in net assets derived from
principal transactions	(13,231)	32	(2,825)	(13,836)
Total increase (decrease) in net assets	(1,936)	40	(134)	76,772
Net assets at December 31, 2017	126,589	54	11,915	445,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	—	(57)	(2,207)
Total realized gain (loss) on investments
and capital gains distributions	21,066	3	1,534	56,333
Net unrealized appreciation (depreciation)
of investments	(36,039)	(2)	(1,765)	(68,831)
Net increase (decrease) in net assets resulting from
operations	(15,041)	1	(288)	(14,705)
Changes from principal transactions:
Total unit transactions	(15,822)	(39)	(1,685)	(28,394)
Increase (decrease) in net assets derived from
principal transactions	(15,822)	(39)	(1,685)	(28,394)
Total increase (decrease) in net assets	(30,863)	(38)	(1,973)	(43,099)
Net assets at December 31, 2018	$95,726	$16	$9,942	$402,267
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3
Net assets at January 1, 2017	$—	$6	$157	$1,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	25
Total realized gain (loss) on investments
and capital gains distributions	—	1	72	48
Net unrealized appreciation (depreciation)
of investments	—	—	43	79
Net increase (decrease) in net assets resulting from
operations	—	1	124	152
Changes from principal transactions:
Total unit transactions	—	—	1,069	(120)
Increase (decrease) in net assets derived from
principal transactions	—	—	1,069	(120)
Total increase (decrease) in net assets	—	1	1,193	32
Net assets at December 31, 2017	—	7	1,350	1,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	24
Total realized gain (loss) on investments
and capital gains distributions	—	1	59	64
Net unrealized appreciation (depreciation)
of investments	—	(1)	(431)	(154)
Net increase (decrease) in net assets resulting from
operations	—	—	(370)	(66)
Changes from principal transactions:
Total unit transactions	—	—	499	(332)
Increase (decrease) in net assets derived from
principal transactions	—	—	499	(332)
Total increase (decrease) in net assets	—	—	129	(398)
Net assets at December 31, 2018	$—	$7	$1,479	$907

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2017	$3,046	$127	$238	$14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	—	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	884	1	25	—
Net unrealized appreciation (depreciation)
of investments	502	20	38	—
Net increase (decrease) in net assets resulting from
operations	1,327	21	62	—
Changes from principal transactions:
Total unit transactions	5,529	3	1	2
Increase (decrease) in net assets derived from
principal transactions	5,529	3	1	2
Total increase (decrease) in net assets	6,856	24	63	2
Net assets at December 31, 2017	9,902	151	301	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	1	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	2,221	5	38	—
Net unrealized appreciation (depreciation)
of investments	(3,185)	(8)	(39)	—
Net increase (decrease) in net assets resulting from
operations	(1,094)	(2)	(4)	—
Changes from principal transactions:
Total unit transactions	3,383	(2)	(34)	(3)
Increase (decrease) in net assets derived from
principal transactions	3,383	(2)	(34)	(3)
Total increase (decrease) in net assets	2,289	(4)	(38)	(3)
Net assets at December 31, 2018	$12,191	$147	$263	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Net assets at January 1, 2017	$58	$52	$724	$942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	6	15
Total realized gain (loss) on investments
and capital gains distributions	1	2	36	(23)
Net unrealized appreciation (depreciation)
of investments	14	13	107	22
Net increase (decrease) in net assets resulting from
operations	15	14	149	14
Changes from principal transactions:
Total unit transactions	—	2	386	(303)
Increase (decrease) in net assets derived from
principal transactions	—	2	386	(303)
Total increase (decrease) in net assets	15	16	535	(289)
Net assets at December 31, 2017	73	68	1,259	653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	15	12
Total realized gain (loss) on investments
and capital gains distributions	1	4	117	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	(7)	(220)	13
Net increase (decrease) in net assets resulting from
operations	(6)	(4)	(88)	6
Changes from principal transactions:
Total unit transactions	(1)	2	319	646
Increase (decrease) in net assets derived from
principal transactions	(1)	2	319	646
Total increase (decrease) in net assets	(7)	(2)	231	652
Net assets at December 31, 2018	$66	$66	$1,490	$1,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net assets at January 1, 2017	$278	$440	$433	$15,278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2)	(4)	(143)
Total realized gain (loss) on investments
and capital gains distributions	4	33	43	2,378
Net unrealized appreciation (depreciation)
of investments	88	33	51	(1,020)
Net increase (decrease) in net assets resulting from
operations	96	64	90	1,215
Changes from principal transactions:
Total unit transactions	528	97	46	(1,689)
Increase (decrease) in net assets derived from
principal transactions	528	97	46	(1,689)
Total increase (decrease) in net assets	624	161	136	(474)
Net assets at December 31, 2017	902	601	569	14,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(3)	(5)	(127)
Total realized gain (loss) on investments
and capital gains distributions	85	90	22	1,515
Net unrealized appreciation (depreciation)
of investments	(226)	(113)	(43)	(3,575)
Net increase (decrease) in net assets resulting from
operations	(133)	(26)	(26)	(2,187)
Changes from principal transactions:
Total unit transactions	(33)	(146)	(517)	(2,542)
Increase (decrease) in net assets derived from
principal transactions	(33)	(146)	(517)	(2,542)
Total increase (decrease) in net assets	(166)	(172)	(543)	(4,729)
Net assets at December 31, 2018	$736	$429	$26	$10,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net assets at January 1, 2017	$1,170	$25	$195	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	(29)	—
Net unrealized appreciation (depreciation)
of investments	9	—	64	—
Net increase (decrease) in net assets resulting from
operations	3	4	34	1
Changes from principal transactions:
Total unit transactions	(744)	1	(114)	(1)
Increase (decrease) in net assets derived from
principal transactions	(744)	1	(114)	(1)
Total increase (decrease) in net assets	(741)	5	(80)	—
Net assets at December 31, 2017	429	30	115	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	31	—
Net unrealized appreciation (depreciation)
of investments	—	—	(24)	—
Net increase (decrease) in net assets resulting from
operations	1	—	6	1
Changes from principal transactions:
Total unit transactions	(15)	(30)	(13)	(7)
Increase (decrease) in net assets derived from
principal transactions	(15)	(30)	(13)	(7)
Total increase (decrease) in net assets	(14)	(30)	(7)	(6)
Net assets at December 31, 2018	$415	$—	$108	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2017	$2,586	$898	$1,242	$213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	1	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(26)	51	(70)	19
Net unrealized appreciation (depreciation)
of investments	(18)	1	131	3
Net increase (decrease) in net assets resulting from
operations	46	53	53	21
Changes from principal transactions:
Total unit transactions	1,335	(15)	(314)	(34)
Increase (decrease) in net assets derived from
principal transactions	1,335	(15)	(314)	(34)
Total increase (decrease) in net assets	1,381	38	(261)	(13)
Net assets at December 31, 2017	3,967	936	981	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	1	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16
Net unrealized appreciation (depreciation)
of investments	(61)	(215)	(208)	(37)
Net increase (decrease) in net assets resulting from
operations	18	(140)	(118)	(20)
Changes from principal transactions:
Total unit transactions	1,959	(6)	(43)	24
Increase (decrease) in net assets derived from
principal transactions	1,959	(6)	(43)	24
Total increase (decrease) in net assets	1,977	(146)	(161)	4
Net assets at December 31, 2018	$5,944	$790	$820	$204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net assets at January 1, 2017	$96,369	$2	$97	$10,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(342)	—	—	292
Total realized gain (loss) on investments
and capital gains distributions	13,613	—	7	(15)
Net unrealized appreciation (depreciation)
of investments	(8,151)	—	14	157
Net increase (decrease) in net assets resulting from
operations	5,120	—	21	434
Changes from principal transactions:
Total unit transactions	(17,789)	—	(45)	5,570
Increase (decrease) in net assets derived from
principal transactions	(17,789)	—	(45)	5,570
Total increase (decrease) in net assets	(12,669)	—	(24)	6,004
Net assets at December 31, 2017	83,700	2	73	16,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(257)	—	—	501
Total realized gain (loss) on investments
and capital gains distributions	8,420	—	7	(78)
Net unrealized appreciation (depreciation)
of investments	(19,895)	—	(7)	(335)
Net increase (decrease) in net assets resulting from
operations	(11,732)	—	—	88
Changes from principal transactions:
Total unit transactions	(10,271)	—	4	3,660
Increase (decrease) in net assets derived from
principal transactions	(10,271)	—	4	3,660
Total increase (decrease) in net assets	(22,003)	—	4	3,748
Net assets at December 31, 2018	$61,697	$2	$77	$20,298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Net assets at January 1, 2017	$17,807	$50	$294	$640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	(1)	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	(49)	10	16	90
Net unrealized appreciation (depreciation)
of investments	253	8	81	6
Net increase (decrease) in net assets resulting from
operations	397	17	101	90
Changes from principal transactions:
Total unit transactions	2,938	40	226	(415)
Increase (decrease) in net assets derived from
principal transactions	2,938	40	226	(415)
Total increase (decrease) in net assets	3,335	57	327	(325)
Net assets at December 31, 2017	21,142	107	621	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	(1)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	(180)	28	54	44
Net unrealized appreciation (depreciation)
of investments	(360)	(42)	(125)	(77)
Net increase (decrease) in net assets resulting from
operations	(193)	(15)	(71)	(36)
Changes from principal transactions:
Total unit transactions	109	24	97	94
Increase (decrease) in net assets derived from
principal transactions	109	24	97	94
Total increase (decrease) in net assets	(84)	9	26	58
Net assets at December 31, 2018	$21,058	$116	$647	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class	Neuberger Berman Sustainable Equity Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2017	$1,355	$12,306	$1,718	$135,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(71)	(7)	(623)
Total realized gain (loss) on investments
and capital gains distributions	143	929	139	14,738
Net unrealized appreciation (depreciation)
of investments	158	1,266	314	25,225
Net increase (decrease) in net assets resulting from
operations	320	2,124	446	39,340
Changes from principal transactions:
Total unit transactions	774	(509)	(154)	14,369
Increase (decrease) in net assets derived from
principal transactions	774	(509)	(154)	14,369
Total increase (decrease) in net assets	1,094	1,615	292	53,709
Net assets at December 31, 2017	2,449	13,921	2,010	189,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(99)	1	242
Total realized gain (loss) on investments
and capital gains distributions	264	1,146	185	20,344
Net unrealized appreciation (depreciation)
of investments	(469)	(1,948)	(309)	(33,459)
Net increase (decrease) in net assets resulting from
operations	(185)	(901)	(123)	(12,873)
Changes from principal transactions:
Total unit transactions	398	(789)	(175)	1,228
Increase (decrease) in net assets derived from
principal transactions	398	(789)	(175)	1,228
Total increase (decrease) in net assets	213	(1,690)	(298)	(11,645)
Net assets at December 31, 2018	$2,662	$12,231	$1,712	$177,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net assets at January 1, 2017	$324	$1,841	$64	$197,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	29	(1)	(1,647)
Total realized gain (loss) on investments
and capital gains distributions	13	87	7	10,940
Net unrealized appreciation (depreciation)
of investments	145	224	9	57,411
Net increase (decrease) in net assets resulting from
operations	164	340	15	66,704
Changes from principal transactions:
Total unit transactions	550	(56)	(5)	4,801
Increase (decrease) in net assets derived from
principal transactions	550	(56)	(5)	4,801
Total increase (decrease) in net assets	714	284	10	71,505
Net assets at December 31, 2017	1,038	2,125	74	268,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	25	(1)	(2,000)
Total realized gain (loss) on investments
and capital gains distributions	56	65	7	15,699
Net unrealized appreciation (depreciation)
of investments	(216)	(266)	(11)	(47,021)
Net increase (decrease) in net assets resulting from
operations	(153)	(176)	(5)	(33,322)
Changes from principal transactions:
Total unit transactions	210	(183)	(3)	(18,413)
Increase (decrease) in net assets derived from
principal transactions	210	(183)	(3)	(18,413)
Total increase (decrease) in net assets	57	(359)	(8)	(51,735)
Net assets at December 31, 2018	$1,095	$1,766	$66	$216,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2017	$35,494	$38	$163	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	450	(1)	(2)	2
Net unrealized appreciation (depreciation)
of investments	12,147	6	11	76
Net increase (decrease) in net assets resulting from
operations	12,690	6	14	78
Changes from principal transactions:
Total unit transactions	3,156	8	(17)	141
Increase (decrease) in net assets derived from
principal transactions	3,156	8	(17)	141
Total increase (decrease) in net assets	15,846	14	(3)	219
Net assets at December 31, 2017	51,340	52	160	474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	—	6	1
Total realized gain (loss) on investments
and capital gains distributions	1,526	—	(4)	8
Net unrealized appreciation (depreciation)
of investments	(7,933)	(6)	(13)	(125)
Net increase (decrease) in net assets resulting from
operations	(6,364)	(6)	(11)	(116)
Changes from principal transactions:
Total unit transactions	(2,412)	(1)	(14)	134
Increase (decrease) in net assets derived from
principal transactions	(2,412)	(1)	(14)	134
Total increase (decrease) in net assets	(8,776)	(7)	(25)	18
Net assets at December 31, 2018	$42,564	$45	$135	$492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2017	$365	$182	$64	$27,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	38	47	3	1,702
Net unrealized appreciation (depreciation)
of investments	111	(1)	6	1,862
Net increase (decrease) in net assets resulting from
operations	150	49	9	3,563
Changes from principal transactions:
Total unit transactions	101	565	(7)	(1,672)
Increase (decrease) in net assets derived from
principal transactions	101	565	(7)	(1,672)
Total increase (decrease) in net assets	251	614	2	1,891
Net assets at December 31, 2017	616	796	66	29,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	(171)
Total realized gain (loss) on investments
and capital gains distributions	119	154	7	3,465
Net unrealized appreciation (depreciation)
of investments	(187)	(241)	(13)	(6,431)
Net increase (decrease) in net assets resulting from
operations	(70)	(87)	(6)	(3,137)
Changes from principal transactions:
Total unit transactions	(3)	201	(7)	(1,597)
Increase (decrease) in net assets derived from
principal transactions	(3)	201	(7)	(1,597)
Total increase (decrease) in net assets	(73)	114	(13)	(4,734)
Net assets at December 31, 2018	$543	$910	$53	$24,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Net assets at January 1, 2017	$14	$211	$90	$25,372

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	159
Total realized gain (loss) on investments
and capital gains distributions	2	1	—	2,048
Net unrealized appreciation (depreciation)
of investments	2	73	4	1,891
Net increase (decrease) in net assets resulting from
operations	4	74	5	4,098
Changes from principal transactions:
Total unit transactions	(2)	(2)	—	1,661
Increase (decrease) in net assets derived from
principal transactions	(2)	(2)	—	1,661
Total increase (decrease) in net assets	2	72	5	5,759
Net assets at December 31, 2017	16	283	95	31,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	4	101
Total realized gain (loss) on investments
and capital gains distributions	2	25	—	2,885
Net unrealized appreciation (depreciation)
of investments	(3)	(63)	(9)	(3,335)
Net increase (decrease) in net assets resulting from
operations	(1)	(38)	(5)	(349)
Changes from principal transactions:
Total unit transactions	(1)	(14)	—	1,239
Increase (decrease) in net assets derived from
principal transactions	(1)	(14)	—	1,239
Total increase (decrease) in net assets	(2)	(52)	(5)	890
Net assets at December 31, 2018	$14	$231	$90	$32,021

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pax Balanced Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net assets at January 1, 2017	$38,128	$1,570	$98,105	$14,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(176)	96	1,378	125
Total realized gain (loss) on investments
and capital gains distributions	4,673	(19)	(3,526)	685
Net unrealized appreciation (depreciation)
of investments	(77)	(62)	4,661	1,156
Net increase (decrease) in net assets resulting from
operations	4,420	15	2,513	1,966
Changes from principal transactions:
Total unit transactions	(2,328)	(179)	(18,928)	(1,046)
Increase (decrease) in net assets derived from
principal transactions	(2,328)	(179)	(18,928)	(1,046)
Total increase (decrease) in net assets	2,092	(164)	(16,415)	920
Net assets at December 31, 2017	40,220	1,406	81,690	15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	383	62	1,255	234
Total realized gain (loss) on investments
and capital gains distributions	702	(30)	(2,706)	608
Net unrealized appreciation (depreciation)
of investments	(2,983)	(281)	(880)	(2,044)
Net increase (decrease) in net assets resulting from
operations	(1,898)	(249)	(2,331)	(1,202)
Changes from principal transactions:
Total unit transactions	(2,411)	205	(9,279)	(2,090)
Increase (decrease) in net assets derived from
principal transactions	(2,411)	205	(9,279)	(2,090)
Total increase (decrease) in net assets	(4,309)	(44)	(11,610)	(3,292)
Net assets at December 31, 2018	$35,911	$1,362	$70,080	$11,896
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2017	$1,175	$992	$—	$19,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	17	—	722
Total realized gain (loss) on investments
and capital gains distributions	(35)	(10)	—	(405)
Net unrealized appreciation (depreciation)
of investments	66	25	—	886
Net increase (decrease) in net assets resulting from
operations	77	32	—	1,203
Changes from principal transactions:
Total unit transactions	(453)	(541)	—	(620)
Increase (decrease) in net assets derived from
principal transactions	(453)	(541)	—	(620)
Total increase (decrease) in net assets	(376)	(509)	—	583
Net assets at December 31, 2017	799	483	—	20,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	13	—	654
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	—	(669)
Net unrealized appreciation (depreciation)
of investments	(61)	(26)	—	(672)
Net increase (decrease) in net assets resulting from
operations	(29)	(14)	—	(687)
Changes from principal transactions:
Total unit transactions	(48)	93	—	(4,675)
Increase (decrease) in net assets derived from
principal transactions	(48)	93	—	(4,675)
Total increase (decrease) in net assets	(77)	79	—	(5,362)
Net assets at December 31, 2018	$722	$562	$—	$14,827

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Columbia Large Cap Value Fund - Class K	Royce Total Return Fund - K Class
Net assets at January 1, 2017	$79	$112	$10,001	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	37	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	23	1,058	—
Net unrealized appreciation (depreciation)
of investments	9	(10)	533	—
Net increase (decrease) in net assets resulting from
operations	9	14	1,628	—
Changes from principal transactions:
Total unit transactions	17	(121)	328	1
Increase (decrease) in net assets derived from
principal transactions	17	(121)	328	1
Total increase (decrease) in net assets	26	(107)	1,956	1
Net assets at December 31, 2017	105	5	11,957	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	85	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	7	661	1,315	—
Net unrealized appreciation (depreciation)
of investments	(8)	(2,057)	(1,179)	(1)
Net increase (decrease) in net assets resulting from
operations	1	(1,311)	117	(1)
Changes from principal transactions:
Total unit transactions	22	9,637	(12,074)	1
Increase (decrease) in net assets derived from
principal transactions	22	9,637	(12,074)	1
Total increase (decrease) in net assets	23	8,326	(11,957)	—
Net assets at December 31, 2018	$128	$8,331	$—	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2017	$4,066	$15,154	$12,935	$1,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(194)	56	—
Total realized gain (loss) on investments
and capital gains distributions	359	1,406	2,166	139
Net unrealized appreciation (depreciation)
of investments	287	3,104	3,551	(21)
Net increase (decrease) in net assets resulting from
operations	651	4,316	5,773	118
Changes from principal transactions:
Total unit transactions	(40)	3,651	6,375	(233)
Increase (decrease) in net assets derived from
principal transactions	(40)	3,651	6,375	(233)
Total increase (decrease) in net assets	611	7,967	12,148	(115)
Net assets at December 31, 2017	4,677	23,121	25,083	1,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(229)	79	(1)
Total realized gain (loss) on investments
and capital gains distributions	544	1,885	2,841	110
Net unrealized appreciation (depreciation)
of investments	(896)	(4,049)	(2,137)	(205)
Net increase (decrease) in net assets resulting from
operations	(337)	(2,393)	783	(96)
Changes from principal transactions:
Total unit transactions	554	(346)	4,309	(229)
Increase (decrease) in net assets derived from
principal transactions	554	(346)	4,309	(229)
Total increase (decrease) in net assets	217	(2,739)	5,092	(325)
Net assets at December 31, 2018	$4,894	$20,382	$30,175	$788

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2017	$301	$5,929	$510	$27,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	94	3	860
Total realized gain (loss) on investments
and capital gains distributions	25	(41)	(7)	(247)
Net unrealized appreciation (depreciation)
of investments	29	61	83	(29)
Net increase (decrease) in net assets resulting from
operations	55	114	79	584
Changes from principal transactions:
Total unit transactions	62	(37)	(94)	24
Increase (decrease) in net assets derived from
principal transactions	62	(37)	(94)	24
Total increase (decrease) in net assets	117	77	(15)	608
Net assets at December 31, 2017	418	6,006	495	27,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	8	1,586
Total realized gain (loss) on investments
and capital gains distributions	37	(83)	3	(786)
Net unrealized appreciation (depreciation)
of investments	(84)	(87)	(89)	(546)
Net increase (decrease) in net assets resulting from
operations	(46)	(31)	(78)	254
Changes from principal transactions:
Total unit transactions	27	208	6	(3,605)
Increase (decrease) in net assets derived from
principal transactions	27	208	6	(3,605)
Total increase (decrease) in net assets	(19)	177	(72)	(3,351)
Net assets at December 31, 2018	$399	$6,183	$423	$24,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Net assets at January 1, 2017	$129,353	$32	$3	$6,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,019	—	—	168
Total realized gain (loss) on investments
and capital gains distributions	(1,400)	7	—	738
Net unrealized appreciation (depreciation)
of investments	244	3	—	237
Net increase (decrease) in net assets resulting from
operations	1,863	10	—	1,143
Changes from principal transactions:
Total unit transactions	(4,190)	36	—	2,977
Increase (decrease) in net assets derived from
principal transactions	(4,190)	36	—	2,977
Total increase (decrease) in net assets	(2,327)	46	—	4,120
Net assets at December 31, 2017	127,026	78	3	10,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,487	—	—	232
Total realized gain (loss) on investments
and capital gains distributions	(2,529)	2	—	1,483
Net unrealized appreciation (depreciation)
of investments	(3,571)	(15)	(1)	(2,460)
Net increase (decrease) in net assets resulting from
operations	387	(13)	(1)	(745)
Changes from principal transactions:
Total unit transactions	(9,081)	(23)	—	2,390
Increase (decrease) in net assets derived from
principal transactions	(9,081)	(23)	—	2,390
Total increase (decrease) in net assets	(8,694)	(36)	(1)	1,645
Net assets at December 31, 2018	$118,332	$42	$2	$12,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Vanguard® Total Bond Market Index Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Investor Shares	Diversified Value Portfolio
Net assets at January 1, 2017	$14,039	$—	$—	$103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(146)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1,046	—	—	10
Net unrealized appreciation (depreciation)
of investments	160	—	—	1
Net increase (decrease) in net assets resulting from
operations	1,060	—	—	13
Changes from principal transactions:
Total unit transactions	(1,778)	—	—	4
Increase (decrease) in net assets derived from
principal transactions	(1,778)	—	—	4
Total increase (decrease) in net assets	(718)	—	—	17
Net assets at December 31, 2017	13,321	—	—	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	(1,637)	—	—	6
Net unrealized appreciation (depreciation)
of investments	213	—	—	(20)
Net increase (decrease) in net assets resulting from
operations	(1,553)	—	—	(12)
Changes from principal transactions:
Total unit transactions	1,507	—	—	4
Increase (decrease) in net assets derived from
principal transactions	1,507	—	—	4
Total increase (decrease) in net assets	(46)	—	—	(8)
Net assets at December 31, 2018	$13,275	$—	$—	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2017	$199	$33	$115	$1,674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(2)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	2	27	97
Net unrealized appreciation (depreciation)
of investments	11	6	3	280
Net increase (decrease) in net assets resulting from
operations	30	8	28	364
Changes from principal transactions:
Total unit transactions	(41)	5	189	1,487
Increase (decrease) in net assets derived from
principal transactions	(41)	5	189	1,487
Total increase (decrease) in net assets	(11)	13	217	1,851
Net assets at December 31, 2017	188	46	332	3,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401
Net unrealized appreciation (depreciation)
of investments	(28)	(10)	(151)	(948)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(95)	(556)
Changes from principal transactions:
Total unit transactions	(6)	7	198	1,330
Increase (decrease) in net assets derived from
principal transactions	(6)	7	198	1,330
Total increase (decrease) in net assets	(19)	1	103	774
Net assets at December 31, 2018	$169	$47	$435	$4,299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large-Cap Growth Fund - Class A	Voya Large Cap Value Fund - Class A
Net assets at January 1, 2017	$38	$250,957	$158	$60

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,760	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	3	4,327	14	12
Net unrealized appreciation (depreciation)
of investments	2	23,883	36	—
Net increase (decrease) in net assets resulting from
operations	5	31,970	48	13
Changes from principal transactions:
Total unit transactions	10	(30,163)	30	58
Increase (decrease) in net assets derived from
principal transactions	10	(30,163)	30	58
Total increase (decrease) in net assets	15	1,807	78	71
Net assets at December 31, 2017	53	252,764	236	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,739	—	—
Total realized gain (loss) on investments
and capital gains distributions	8	23,352	44	9
Net unrealized appreciation (depreciation)
of investments	(9)	(44,041)	(40)	(16)
Net increase (decrease) in net assets resulting from
operations	(1)	(17,950)	4	(7)
Changes from principal transactions:
Total unit transactions	(44)	(26,130)	(240)	(64)
Increase (decrease) in net assets derived from
principal transactions	(44)	(26,130)	(240)	(64)
Total increase (decrease) in net assets	(45)	(44,080)	(236)	(71)
Net assets at December 31, 2018	$8	$208,684	$—	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net assets at January 1, 2017	$841	$149	$3,178	$743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11	48	18
Total realized gain (loss) on investments
and capital gains distributions	136	—	(56)	—
Net unrealized appreciation (depreciation)
of investments	(121)	(5)	31	12
Net increase (decrease) in net assets resulting from
operations	33	6	23	30
Changes from principal transactions:
Total unit transactions	(119)	620	(220)	42
Increase (decrease) in net assets derived from
principal transactions	(119)	620	(220)	42
Total increase (decrease) in net assets	(86)	626	(197)	72
Net assets at December 31, 2017	755	775	2,981	815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	52	41	20
Total realized gain (loss) on investments
and capital gains distributions	121	(5)	(58)	(3)
Net unrealized appreciation (depreciation)
of investments	(204)	(102)	11	(25)
Net increase (decrease) in net assets resulting from
operations	(67)	(55)	(6)	(8)
Changes from principal transactions:
Total unit transactions	(10)	1,598	(436)	29
Increase (decrease) in net assets derived from
principal transactions	(10)	1,598	(436)	29
Total increase (decrease) in net assets	(77)	1,543	(442)	21
Net assets at December 31, 2018	$678	$2,318	$2,539	$836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2017	$463,454	$2,631	$5,274	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,353	74	35	3
Total realized gain (loss) on investments
and capital gains distributions	5,011	(3)	274	—
Net unrealized appreciation (depreciation)
of investments	2,122	44	161	—
Net increase (decrease) in net assets resulting from
operations	18,486	115	470	3
Changes from principal transactions:
Total unit transactions	(25,955)	(119)	(3,356)	(3)
Increase (decrease) in net assets derived from
principal transactions	(25,955)	(119)	(3,356)	(3)
Total increase (decrease) in net assets	(7,469)	(4)	(2,886)	—
Net assets at December 31, 2017	455,985	2,627	2,388	39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,843	73	43	2
Total realized gain (loss) on investments
and capital gains distributions	1,784	(25)	72	(1)
Net unrealized appreciation (depreciation)
of investments	(20,378)	(82)	(303)	(3)
Net increase (decrease) in net assets resulting from
operations	(6,751)	(34)	(188)	(2)
Changes from principal transactions:
Total unit transactions	(44,780)	(490)	(256)	4
Increase (decrease) in net assets derived from
principal transactions	(44,780)	(490)	(256)	4
Total increase (decrease) in net assets	(51,531)	(524)	(444)	2
Net assets at December 31, 2018	$404,454	$2,103	$1,944	$41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2017	$31,164	$21,510	$121	$430,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,315	1,276	—	(1,209)
Total realized gain (loss) on investments
and capital gains distributions	(318)	(274)	13	44,854
Net unrealized appreciation (depreciation)
of investments	4	110	20	76,907
Net increase (decrease) in net assets resulting from
operations	2,001	1,112	33	120,552
Changes from principal transactions:
Total unit transactions	6,242	(864)	(11)	(15,088)
Increase (decrease) in net assets derived from
principal transactions	6,242	(864)	(11)	(15,088)
Total increase (decrease) in net assets	8,243	248	22	105,464
Net assets at December 31, 2017	39,407	21,758	143	535,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,005	990	—	(1,336)
Total realized gain (loss) on investments
and capital gains distributions	(617)	(325)	20	89,433
Net unrealized appreciation (depreciation)
of investments	(2,709)	(1,539)	(18)	(97,421)
Net increase (decrease) in net assets resulting from
operations	(1,321)	(874)	2	(9,324)
Changes from principal transactions:
Total unit transactions	(2,768)	(1,003)	(67)	(42,826)
Increase (decrease) in net assets derived from
principal transactions	(2,768)	(1,003)	(67)	(42,826)
Total increase (decrease) in net assets	(4,089)	(1,877)	(65)	(52,150)
Net assets at December 31, 2018	$35,318	$19,881	$78	$483,586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2017	$6,892	$21	$328,460	$1,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	4,912	27
Total realized gain (loss) on investments
and capital gains distributions	662	—	13,360	8
Net unrealized appreciation (depreciation)
of investments	1,601	2	20,678	162
Net increase (decrease) in net assets resulting from
operations	2,265	2	38,950	197
Changes from principal transactions:
Total unit transactions	2,645	(2)	(31,558)	(173)
Increase (decrease) in net assets derived from
principal transactions	2,645	(2)	(31,558)	(173)
Total increase (decrease) in net assets	4,910	—	7,392	24
Net assets at December 31, 2017	11,802	21	335,852	1,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	3,046	16
Total realized gain (loss) on investments
and capital gains distributions	1,948	3	49,749	163
Net unrealized appreciation (depreciation)
of investments	(2,247)	(4)	(78,500)	(299)
Net increase (decrease) in net assets resulting from
operations	(293)	(1)	(25,705)	(120)
Changes from principal transactions:
Total unit transactions	1,185	(5)	(42,287)	(331)
Increase (decrease) in net assets derived from
principal transactions	1,185	(5)	(42,287)	(331)
Total increase (decrease) in net assets	892	(6)	(67,992)	(451)
Net assets at December 31, 2018	$12,694	$15	$267,860	$1,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2017	$10	$13,095	$387	$20,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	(1)	345
Total realized gain (loss) on investments
and capital gains distributions	—	1,587	49	1,312
Net unrealized appreciation (depreciation)
of investments	—	847	28	3,094
Net increase (decrease) in net assets resulting from
operations	—	2,450	76	4,751
Changes from principal transactions:
Total unit transactions	1	(2,439)	(29)	4,501
Increase (decrease) in net assets derived from
principal transactions	1	(2,439)	(29)	4,501
Total increase (decrease) in net assets	1	11	47	9,252
Net assets at December 31, 2017	11	13,106	434	29,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	234	7	369
Total realized gain (loss) on investments
and capital gains distributions	—	1,961	87	2,006
Net unrealized appreciation (depreciation)
of investments	—	(1,518)	(72)	(3,913)
Net increase (decrease) in net assets resulting from
operations	—	677	22	(1,538)
Changes from principal transactions:
Total unit transactions	4	(13,783)	(456)	388
Increase (decrease) in net assets derived from
principal transactions	4	(13,783)	(456)	388
Total increase (decrease) in net assets	4	(13,106)	(434)	(1,150)
Net assets at December 31, 2018	$15	$—	$—	$28,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2017	$48	$38	$84,613	$90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	2,406	2
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	3,517	8
Net unrealized appreciation (depreciation)
of investments	3	3	1,779	(6)
Net increase (decrease) in net assets resulting from
operations	1	3	7,702	4
Changes from principal transactions:
Total unit transactions	(17)	(35)	(10,898)	(52)
Increase (decrease) in net assets derived from
principal transactions	(17)	(35)	(10,898)	(52)
Total increase (decrease) in net assets	(16)	(32)	(3,196)	(48)
Net assets at December 31, 2017	32	6	81,417	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3,309	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2,312	4
Net unrealized appreciation (depreciation)
of investments	(1)	—	(12,593)	(8)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6,972)	(3)
Changes from principal transactions:
Total unit transactions	(11)	(6)	(10,102)	(4)
Increase (decrease) in net assets derived from
principal transactions	(11)	(6)	(10,102)	(4)
Total increase (decrease) in net assets	(12)	(6)	(17,074)	(7)
Net assets at December 31, 2018	$20	$—	$64,343	$35
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$2,120	$61,308	$26,466	$28,398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	678	539	349
Total realized gain (loss) on investments
and capital gains distributions	177	5,102	1,303	2,370
Net unrealized appreciation (depreciation)
of investments	(119)	(3,432)	2,001	1,100
Net increase (decrease) in net assets resulting from
operations	85	2,348	3,843	3,819
Changes from principal transactions:
Total unit transactions	(385)	(10,464)	2,595	1,057
Increase (decrease) in net assets derived from
principal transactions	(385)	(10,464)	2,595	1,057
Total increase (decrease) in net assets	(300)	(8,116)	6,438	4,876
Net assets at December 31, 2017	1,820	53,192	32,904	33,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	778	383	146
Total realized gain (loss) on investments
and capital gains distributions	250	8,168	2,695	3,731
Net unrealized appreciation (depreciation)
of investments	(422)	(12,959)	(7,467)	(8,262)
Net increase (decrease) in net assets resulting from
operations	(140)	(4,013)	(4,389)	(4,385)
Changes from principal transactions:
Total unit transactions	(261)	(11,436)	(1,187)	(2,816)
Increase (decrease) in net assets derived from
principal transactions	(261)	(11,436)	(1,187)	(2,816)
Total increase (decrease) in net assets	(401)	(15,449)	(5,576)	(7,201)
Net assets at December 31, 2018	$1,419	$37,743	$27,328	$26,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$266	$19,344	$17,732	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(95)	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(1,871)	(345)	2
Net unrealized appreciation (depreciation)
of investments	92	7,958	8,181	3
Net increase (decrease) in net assets resulting from
operations	94	5,992	7,709	5
Changes from principal transactions:
Total unit transactions	(158)	(9,258)	3,115	13
Increase (decrease) in net assets derived from
principal transactions	(158)	(9,258)	3,115	13
Total increase (decrease) in net assets	(64)	(3,266)	10,824	18
Net assets at December 31, 2017	202	16,078	28,556	46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(115)	—
Total realized gain (loss) on investments
and capital gains distributions	2	161	115	8
Net unrealized appreciation (depreciation)
of investments	(35)	(2,799)	(5,020)	(11)
Net increase (decrease) in net assets resulting from
operations	(33)	(2,683)	(5,020)	(3)
Changes from principal transactions:
Total unit transactions	(18)	(2,040)	(3,147)	(19)
Increase (decrease) in net assets derived from
principal transactions	(18)	(2,040)	(3,147)	(19)
Total increase (decrease) in net assets	(51)	(4,723)	(8,167)	(22)
Net assets at December 31, 2018	$151	$11,355	$20,389	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2017	$38,416	$27,747	$52	$450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	(152)	1	3
Total realized gain (loss) on investments
and capital gains distributions	2,945	2,166	5	23
Net unrealized appreciation (depreciation)
of investments	2,947	2,142	8	37
Net increase (decrease) in net assets resulting from
operations	5,997	4,156	14	63
Changes from principal transactions:
Total unit transactions	844	2,070	(27)	(34)
Increase (decrease) in net assets derived from
principal transactions	844	2,070	(27)	(34)
Total increase (decrease) in net assets	6,841	6,226	(13)	29
Net assets at December 31, 2017	45,257	33,973	39	479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(228)	—	4
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28
Net unrealized appreciation (depreciation)
of investments	(11,443)	(8,700)	(2)	(27)
Net increase (decrease) in net assets resulting from
operations	(5,238)	(4,125)	1	5
Changes from principal transactions:
Total unit transactions	1,696	649	(40)	(186)
Increase (decrease) in net assets derived from
principal transactions	1,696	649	(40)	(186)
Total increase (decrease) in net assets	(3,542)	(3,476)	(39)	(181)
Net assets at December 31, 2018	$41,715	$30,497	$—	$298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2017	$266,487	$710,826	$1,281	$101,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,152	2,390	16	1,323
Total realized gain (loss) on investments
and capital gains distributions	15,766	54,550	156	12,299
Net unrealized appreciation (depreciation)
of investments	21,542	43,710	11	1,204
Net increase (decrease) in net assets resulting from
operations	40,460	100,650	183	14,826
Changes from principal transactions:
Total unit transactions	9,445	16,157	(339)	(9,779)
Increase (decrease) in net assets derived from
principal transactions	9,445	16,157	(339)	(9,779)
Total increase (decrease) in net assets	49,905	116,807	(156)	5,047
Net assets at December 31, 2017	316,392	827,633	1,125	106,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,645	10,055	13	1,337
Total realized gain (loss) on investments
and capital gains distributions	25,957	77,286	136	17,667
Net unrealized appreciation (depreciation)
of investments	(32,110)	(90,426)	(237)	(29,042)
Net increase (decrease) in net assets resulting from
operations	492	(3,085)	(88)	(10,038)
Changes from principal transactions:
Total unit transactions	9,685	(18,329)	(234)	(6,775)
Increase (decrease) in net assets derived from
principal transactions	9,685	(18,329)	(234)	(6,775)
Total increase (decrease) in net assets	10,177	(21,414)	(322)	(16,813)
Net assets at December 31, 2018	$326,569	$806,219	$803	$90,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2017	$89	$6,961	$713	$4,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	12	8	32
Total realized gain (loss) on investments
and capital gains distributions	5	387	(48)	(266)
Net unrealized appreciation (depreciation)
of investments	17	1,457	163	1,102
Net increase (decrease) in net assets resulting from
operations	23	1,856	123	868
Changes from principal transactions:
Total unit transactions	(14)	153	(132)	(54)
Increase (decrease) in net assets derived from
principal transactions	(14)	153	(132)	(54)
Total increase (decrease) in net assets	9	2,009	(9)	814
Net assets at December 31, 2017	98	8,970	704	5,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	61	14	86
Total realized gain (loss) on investments
and capital gains distributions	1	476	(6)	(376)
Net unrealized appreciation (depreciation)
of investments	(17)	(1,815)	(100)	(502)
Net increase (decrease) in net assets resulting from
operations	(15)	(1,278)	(92)	(792)
Changes from principal transactions:
Total unit transactions	8	(735)	(92)	(848)
Increase (decrease) in net assets derived from
principal transactions	8	(735)	(92)	(848)
Total increase (decrease) in net assets	(7)	(2,013)	(184)	(1,640)
Net assets at December 31, 2018	$91	$6,957	$520	$4,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net assets at January 1, 2017	$228,794	$162	$294	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(206)	2	1	13
Total realized gain (loss) on investments
and capital gains distributions	48	11	22	38
Net unrealized appreciation (depreciation)
of investments	—	(5)	75	86
Net increase (decrease) in net assets resulting from
operations	(158)	8	98	137
Changes from principal transactions:
Total unit transactions	(9,484)	(116)	(4)	1,378
Increase (decrease) in net assets derived from
principal transactions	(9,484)	(116)	(4)	1,378
Total increase (decrease) in net assets	(9,642)	(108)	94	1,515
Net assets at December 31, 2017	219,152	54	388	1,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,913	2	2	5
Total realized gain (loss) on investments
and capital gains distributions	37	6	57	164
Net unrealized appreciation (depreciation)
of investments	—	(13)	(134)	(610)
Net increase (decrease) in net assets resulting from
operations	1,950	(5)	(75)	(441)
Changes from principal transactions:
Total unit transactions	16,473	2	(53)	300
Increase (decrease) in net assets derived from
principal transactions	16,473	2	(53)	300
Total increase (decrease) in net assets	18,423	(3)	(128)	(141)
Net assets at December 31, 2018	$237,575	$51	$260	$1,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$285	$76,457	$704	$8,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,264	11	78
Total realized gain (loss) on investments
and capital gains distributions	(4)	(794)	(13)	59
Net unrealized appreciation (depreciation)
of investments	24	5,879	53	1,118
Net increase (decrease) in net assets resulting from
operations	25	6,349	51	1,255
Changes from principal transactions:
Total unit transactions	(43)	(6,028)	(196)	1,691
Increase (decrease) in net assets derived from
principal transactions	(43)	(6,028)	(196)	1,691
Total increase (decrease) in net assets	(18)	321	(145)	2,946
Net assets at December 31, 2017	267	76,778	559	10,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2,107	11	86
Total realized gain (loss) on investments
and capital gains distributions	—	(1,255)	9	51
Net unrealized appreciation (depreciation)
of investments	(16)	(3,076)	(31)	(778)
Net increase (decrease) in net assets resulting from
operations	(8)	(2,224)	(11)	(641)
Changes from principal transactions:
Total unit transactions	16	(4,080)	(192)	737
Increase (decrease) in net assets derived from
principal transactions	16	(4,080)	(192)	737
Total increase (decrease) in net assets	8	(6,304)	(203)	96
Net assets at December 31, 2018	$275	$70,474	$356	$11,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2017	$2,415	$4,345	$9,330	$3,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	34	74	35
Total realized gain (loss) on investments
and capital gains distributions	24	120	145	95
Net unrealized appreciation (depreciation)
of investments	383	403	1,589	652
Net increase (decrease) in net assets resulting from
operations	432	557	1,808	782
Changes from principal transactions:
Total unit transactions	1,471	(566)	1,587	1,303
Increase (decrease) in net assets derived from
principal transactions	1,471	(566)	1,587	1,303
Total increase (decrease) in net assets	1,903	(9)	3,395	2,085
Net assets at December 31, 2017	4,318	4,336	12,725	5,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	15	72	30
Total realized gain (loss) on investments
and capital gains distributions	98	(9)	246	125
Net unrealized appreciation (depreciation)
of investments	(409)	(171)	(1,574)	(657)
Net increase (decrease) in net assets resulting from
operations	(281)	(165)	(1,256)	(502)
Changes from principal transactions:
Total unit transactions	281	(1,644)	3,434	819
Increase (decrease) in net assets derived from
principal transactions	281	(1,644)	3,434	819
Total increase (decrease) in net assets	—	(1,809)	2,178	317
Net assets at December 31, 2018	$4,318	$2,527	$14,903	$6,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2017	$2,640	$9,650	$1,755	$2,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	62	14	16
Total realized gain (loss) on investments
and capital gains distributions	(8)	240	65	38
Net unrealized appreciation (depreciation)
of investments	386	1,769	359	396
Net increase (decrease) in net assets resulting from
operations	394	2,071	438	450
Changes from principal transactions:
Total unit transactions	(661)	2,296	961	(336)
Increase (decrease) in net assets derived from
principal transactions	(661)	2,296	961	(336)
Total increase (decrease) in net assets	(267)	4,367	1,399	114
Net assets at December 31, 2017	2,373	14,017	3,154	2,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	47	13	7
Total realized gain (loss) on investments
and capital gains distributions	59	207	94	86
Net unrealized appreciation (depreciation)
of investments	(196)	(1,580)	(477)	(280)
Net increase (decrease) in net assets resulting from
operations	(131)	(1,326)	(370)	(187)
Changes from principal transactions:
Total unit transactions	(728)	1,300	869	(740)
Increase (decrease) in net assets derived from
principal transactions	(728)	1,300	869	(740)
Total increase (decrease) in net assets	(859)	(26)	499	(927)
Net assets at December 31, 2018	$1,514	$13,991	$3,653	$1,856

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$2,292	$1,009	$831	$3,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	8	42
Total realized gain (loss) on investments
and capital gains distributions	63	26	21	31
Net unrealized appreciation (depreciation)
of investments	491	214	169	249
Net increase (decrease) in net assets resulting from
operations	569	244	198	322
Changes from principal transactions:
Total unit transactions	1,208	785	267	553
Increase (decrease) in net assets derived from
principal transactions	1,208	785	267	553
Total increase (decrease) in net assets	1,777	1,029	465	875
Net assets at December 31, 2017	4,069	2,038	1,296	4,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	2	4	41
Total realized gain (loss) on investments
and capital gains distributions	181	73	54	137
Net unrealized appreciation (depreciation)
of investments	(696)	(309)	(175)	(333)
Net increase (decrease) in net assets resulting from
operations	(500)	(234)	(117)	(155)
Changes from principal transactions:
Total unit transactions	1,634	431	(27)	(646)
Increase (decrease) in net assets derived from
principal transactions	1,634	431	(27)	(646)
Total increase (decrease) in net assets	1,134	197	(144)	(801)
Net assets at December 31, 2018	$5,203	$2,235	$1,152	$3,732

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2017	$895	$1,145	$437	$2,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	11	6	114
Total realized gain (loss) on investments
and capital gains distributions	7	11	13	42
Net unrealized appreciation (depreciation)
of investments	57	68	44	658
Net increase (decrease) in net assets resulting from
operations	75	90	63	814
Changes from principal transactions:
Total unit transactions	20	10	1	5,294
Increase (decrease) in net assets derived from
principal transactions	20	10	1	5,294
Total increase (decrease) in net assets	95	100	64	6,108
Net assets at December 31, 2017	990	1,245	501	8,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	8	7	129
Total realized gain (loss) on investments
and capital gains distributions	26	39	18	342
Net unrealized appreciation (depreciation)
of investments	(78)	(92)	(55)	(1,034)
Net increase (decrease) in net assets resulting from
operations	(37)	(45)	(30)	(563)
Changes from principal transactions:
Total unit transactions	(5)	(220)	(14)	412
Increase (decrease) in net assets derived from
principal transactions	(5)	(220)	(14)	412
Total increase (decrease) in net assets	(42)	(265)	(44)	(151)
Net assets at December 31, 2018	$948	$980	$457	$8,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2017	$135,518	$11,067	$386	$3,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,451	108	5	72
Total realized gain (loss) on investments
and capital gains distributions	6,184	(216)	11	77
Net unrealized appreciation (depreciation)
of investments	10,895	1,533	57	735
Net increase (decrease) in net assets resulting from
operations	18,530	1,425	73	884
Changes from principal transactions:
Total unit transactions	(8,231)	(3,828)	1	2,899
Increase (decrease) in net assets derived from
principal transactions	(8,231)	(3,828)	1	2,899
Total increase (decrease) in net assets	10,299	(2,403)	74	3,783
Net assets at December 31, 2017	145,817	8,664	460	6,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,512	86	5	95
Total realized gain (loss) on investments
and capital gains distributions	5,551	132	21	239
Net unrealized appreciation (depreciation)
of investments	(15,931)	(759)	(66)	(1,062)
Net increase (decrease) in net assets resulting from
operations	(8,868)	(541)	(40)	(728)
Changes from principal transactions:
Total unit transactions	(12,875)	(269)	(19)	1,536
Increase (decrease) in net assets derived from
principal transactions	(12,875)	(269)	(19)	1,536
Total increase (decrease) in net assets	(21,743)	(810)	(59)	808
Net assets at December 31, 2018	$124,074	$7,854	$401	$7,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2017	$136,495	$13,278	$33	$2,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,021	97	—	39
Total realized gain (loss) on investments
and capital gains distributions	5,829	516	(1)	169
Net unrealized appreciation (depreciation)
of investments	17,394	1,643	7	622
Net increase (decrease) in net assets resulting from
operations	24,244	2,256	6	830
Changes from principal transactions:
Total unit transactions	(4,122)	(3,195)	(10)	3,152
Increase (decrease) in net assets derived from
principal transactions	(4,122)	(3,195)	(10)	3,152
Total increase (decrease) in net assets	20,122	(939)	(4)	3,982
Net assets at December 31, 2017	156,617	12,339	29	6,333

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,291	117	—	67
Total realized gain (loss) on investments
and capital gains distributions	7,987	342	1	482
Net unrealized appreciation (depreciation)
of investments	(22,808)	(1,547)	(4)	(1,269)
Net increase (decrease) in net assets resulting from
operations	(13,530)	(1,088)	(3)	(720)
Changes from principal transactions:
Total unit transactions	(8,979)	(87)	(11)	583
Increase (decrease) in net assets derived from
principal transactions	(8,979)	(87)	(11)	583
Total increase (decrease) in net assets	(22,509)	(1,175)	(14)	(137)
Net assets at December 31, 2018	$134,108	$11,164	$15	$6,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2017	$102,771	$7,798	$1,073	$18,451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	26	9	34
Total realized gain (loss) on investments
and capital gains distributions	4,537	(272)	91	351
Net unrealized appreciation (depreciation)
of investments	15,519	1,724	194	3,644
Net increase (decrease) in net assets resulting from
operations	20,357	1,478	294	4,029
Changes from principal transactions:
Total unit transactions	(983)	(3,544)	672	2,884
Increase (decrease) in net assets derived from
principal transactions	(983)	(3,544)	672	2,884
Total increase (decrease) in net assets	19,374	(2,066)	966	6,913
Net assets at December 31, 2017	122,145	5,732	2,039	25,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578	31	18	79
Total realized gain (loss) on investments
and capital gains distributions	7,377	270	138	860
Net unrealized appreciation (depreciation)
of investments	(19,754)	(939)	(430)	(3,751)
Net increase (decrease) in net assets resulting from
operations	(11,799)	(638)	(274)	(2,812)
Changes from principal transactions:
Total unit transactions	(15,398)	85	515	(124)
Increase (decrease) in net assets derived from
principal transactions	(15,398)	85	515	(124)
Total increase (decrease) in net assets	(27,197)	(553)	241	(2,936)
Net assets at December 31, 2018	$94,948	$5,179	$2,280	$22,428
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2017	$1,438	$4,837	$1,009	$6,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	26	15	176
Total realized gain (loss) on investments
and capital gains distributions	52	56	15	20
Net unrealized appreciation (depreciation)
of investments	253	620	49	485
Net increase (decrease) in net assets resulting from
operations	307	702	79	681
Changes from principal transactions:
Total unit transactions	(316)	875	(252)	1,467
Increase (decrease) in net assets derived from
principal transactions	(316)	875	(252)	1,467
Total increase (decrease) in net assets	(9)	1,577	(173)	2,148
Net assets at December 31, 2017	1,429	6,414	836	8,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	41	15	191
Total realized gain (loss) on investments
and capital gains distributions	88	61	22	268
Net unrealized appreciation (depreciation)
of investments	(289)	(547)	(66)	(732)
Net increase (decrease) in net assets resulting from
operations	(195)	(445)	(29)	(273)
Changes from principal transactions:
Total unit transactions	347	(920)	(22)	(573)
Increase (decrease) in net assets derived from
principal transactions	347	(920)	(22)	(573)
Total increase (decrease) in net assets	152	(1,365)	(51)	(846)
Net assets at December 31, 2018	$1,581	$5,049	$785	$7,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2017	$63,458	$5,591	$6,427	$75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	812	67	86	1
Total realized gain (loss) on investments
and capital gains distributions	759	95	(119)	3
Net unrealized appreciation (depreciation)
of investments	3,206	266	634	4
Net increase (decrease) in net assets resulting from
operations	4,777	428	601	8
Changes from principal transactions:
Total unit transactions	(12,498)	(1,283)	368	(10)
Increase (decrease) in net assets derived from
principal transactions	(12,498)	(1,283)	368	(10)
Total increase (decrease) in net assets	(7,721)	(855)	969	(2)
Net assets at December 31, 2017	55,737	4,736	7,396	73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	755	59	68	1
Total realized gain (loss) on investments
and capital gains distributions	1,796	160	19	6
Net unrealized appreciation (depreciation)
of investments	(4,378)	(375)	(423)	(14)
Net increase (decrease) in net assets resulting from
operations	(1,827)	(156)	(336)	(7)
Changes from principal transactions:
Total unit transactions	(10,522)	(889)	(901)	(27)
Increase (decrease) in net assets derived from
principal transactions	(10,522)	(889)	(901)	(27)
Total increase (decrease) in net assets	(12,349)	(1,045)	(1,237)	(34)
Net assets at December 31, 2018	$43,388	$3,691	$6,159	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2017	$32,821	$68,126	$315	$123,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	212	1	(192)
Total realized gain (loss) on investments
and capital gains distributions	1,291	3,773	52	29,908
Net unrealized appreciation (depreciation)
of investments	2,217	2,961	34	906
Net increase (decrease) in net assets resulting from
operations	3,810	6,946	87	30,622
Changes from principal transactions:
Total unit transactions	2,626	(1,441)	(9)	(24,130)
Increase (decrease) in net assets derived from
principal transactions	2,626	(1,441)	(9)	(24,130)
Total increase (decrease) in net assets	6,436	5,505	78	6,492
Net assets at December 31, 2017	39,257	73,631	393	130,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	302	140	(1)	(1,239)
Total realized gain (loss) on investments
and capital gains distributions	3,208	7,347	72	19,416
Net unrealized appreciation (depreciation)
of investments	(9,210)	(17,753)	(70)	(21,914)
Net increase (decrease) in net assets resulting from
operations	(5,700)	(10,266)	1	(3,737)
Changes from principal transactions:
Total unit transactions	(407)	(5,871)	(117)	(4,578)
Increase (decrease) in net assets derived from
principal transactions	(407)	(5,871)	(117)	(4,578)
Total increase (decrease) in net assets	(6,107)	(16,137)	(116)	(8,315)
Net assets at December 31, 2018	$33,150	$57,494	$277	$122,163

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2017	$13,696	$159	$7,084	$408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(40)	3
Total realized gain (loss) on investments
and capital gains distributions	1,519	10	754	30
Net unrealized appreciation (depreciation)
of investments	1,099	6	(91)	35
Net increase (decrease) in net assets resulting from
operations	2,618	15	623	68
Changes from principal transactions:
Total unit transactions	(1,768)	(7)	(704)	(38)
Increase (decrease) in net assets derived from
principal transactions	(1,768)	(7)	(704)	(38)
Total increase (decrease) in net assets	850	8	(81)	30
Net assets at December 31, 2017	14,546	167	7,003	438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(1)	(43)	2
Total realized gain (loss) on investments
and capital gains distributions	1,971	23	940	91
Net unrealized appreciation (depreciation)
of investments	(3,150)	(50)	(2,137)	(134)
Net increase (decrease) in net assets resulting from
operations	(1,197)	(28)	(1,240)	(41)
Changes from principal transactions:
Total unit transactions	(2,162)	(14)	(277)	(169)
Increase (decrease) in net assets derived from
principal transactions	(2,162)	(14)	(277)	(169)
Total increase (decrease) in net assets	(3,359)	(42)	(1,517)	(210)
Net assets at December 31, 2018	$11,187	$125	$5,486	$228

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$64,533	$1,585	$320,439	$1,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	127	15	3,929	17
Total realized gain (loss) on investments
and capital gains distributions	5,538	80	13,552	40
Net unrealized appreciation (depreciation)
of investments	4,429	53	12,800	97
Net increase (decrease) in net assets resulting from
operations	10,094	148	30,281	154
Changes from principal transactions:
Total unit transactions	(5,649)	(172)	(24,070)	(192)
Increase (decrease) in net assets derived from
principal transactions	(5,649)	(172)	(24,070)	(192)
Total increase (decrease) in net assets	4,445	(24)	6,211	(38)
Net assets at December 31, 2017	68,978	1,561	326,650	1,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	17	2,839	15
Total realized gain (loss) on investments
and capital gains distributions	5,130	76	31,725	98
Net unrealized appreciation (depreciation)
of investments	(13,595)	(249)	(64,708)	(241)
Net increase (decrease) in net assets resulting from
operations	(8,291)	(156)	(30,144)	(128)
Changes from principal transactions:
Total unit transactions	(6,511)	(59)	(36,895)	(352)
Increase (decrease) in net assets derived from
principal transactions	(6,511)	(59)	(36,895)	(352)
Total increase (decrease) in net assets	(14,802)	(215)	(67,039)	(480)
Net assets at December 31, 2018	$54,176	$1,346	$259,611	$1,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Net assets at January 1, 2017	$344	$8,433	$67,799	$373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	51	(242)	1
Total realized gain (loss) on investments
and capital gains distributions	49	2,147	9,789	19
Net unrealized appreciation (depreciation)
of investments	(4)	77	(1,304)	108
Net increase (decrease) in net assets resulting from
operations	45	2,275	8,243	128
Changes from principal transactions:
Total unit transactions	(38)	13,413	(5,116)	(48)
Increase (decrease) in net assets derived from
principal transactions	(38)	13,413	(5,116)	(48)
Total increase (decrease) in net assets	7	15,688	3,127	80
Net assets at December 31, 2017	351	24,121	70,926	453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	130	62	4
Total realized gain (loss) on investments
and capital gains distributions	34	1,508	7,456	89
Net unrealized appreciation (depreciation)
of investments	(74)	(4,469)	(15,882)	(139)
Net increase (decrease) in net assets resulting from
operations	(38)	(2,831)	(8,364)	(46)
Changes from principal transactions:
Total unit transactions	(69)	(1,928)	(7,911)	(188)
Increase (decrease) in net assets derived from
principal transactions	(69)	(1,928)	(7,911)	(188)
Total increase (decrease) in net assets	(107)	(4,759)	(16,275)	(234)
Net assets at December 31, 2018	$244	$19,362	$54,651	$219

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net assets at January 1, 2017	$512,098	$1,103	$33,378	$856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	541	(1)	1,489	25
Total realized gain (loss) on investments
and capital gains distributions	19,364	32	(67)	(20)
Net unrealized appreciation (depreciation)
of investments	154,394	374	819	34
Net increase (decrease) in net assets resulting from
operations	174,299	405	2,241	39
Changes from principal transactions:
Total unit transactions	(36,624)	159	3,427	(479)
Increase (decrease) in net assets derived from
principal transactions	(36,624)	159	3,427	(479)
Total increase (decrease) in net assets	137,675	564	5,668	(440)
Net assets at December 31, 2017	649,773	1,667	39,046	416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,266	5	1,699	11
Total realized gain (loss) on investments
and capital gains distributions	65,751	193	(292)	8
Net unrealized appreciation (depreciation)
of investments	(153,054)	(420)	(2,709)	(27)
Net increase (decrease) in net assets resulting from
operations	(84,037)	(222)	(1,302)	(8)
Changes from principal transactions:
Total unit transactions	(53,042)	(83)	(1,273)	(209)
Increase (decrease) in net assets derived from
principal transactions	(53,042)	(83)	(1,273)	(209)
Total increase (decrease) in net assets	(137,079)	(305)	(2,575)	(217)
Net assets at December 31, 2018	$512,694	$1,362	$36,471	$199

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net assets at January 1, 2017	$319	$389,971	$1,069	$1,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,651)	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	36	38,139	112	188
Net unrealized appreciation (depreciation)
of investments	34	53,037	143	178
Net increase (decrease) in net assets resulting from
operations	70	89,525	252	361
Changes from principal transactions:
Total unit transactions	(58)	(23,472)	57	176
Increase (decrease) in net assets derived from
principal transactions	(58)	(23,472)	57	176
Total increase (decrease) in net assets	12	66,053	309	537
Net assets at December 31, 2017	331	456,024	1,378	1,656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,871)	(10)	(5)
Total realized gain (loss) on investments
and capital gains distributions	40	53,763	146	312
Net unrealized appreciation (depreciation)
of investments	(50)	(65,594)	(192)	(284)
Net increase (decrease) in net assets resulting from
operations	(11)	(15,702)	(56)	23
Changes from principal transactions:
Total unit transactions	(28)	(36,865)	(116)	(751)
Increase (decrease) in net assets derived from
principal transactions	(28)	(36,865)	(116)	(751)
Total increase (decrease) in net assets	(39)	(52,567)	(172)	(728)
Net assets at December 31, 2018	$292	$403,457	$1,206	$928

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Net assets at January 1, 2017	$359,212	$3,555	$223	$81,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,498)	(24)	3	899
Total realized gain (loss) on investments
and capital gains distributions	56,863	669	2	(644)
Net unrealized appreciation (depreciation)
of investments	61,520	435	40	16,369
Net increase (decrease) in net assets resulting from
operations	114,885	1,080	45	16,624
Changes from principal transactions:
Total unit transactions	(4,378)	(641)	(30)	(6,725)
Increase (decrease) in net assets derived from
principal transactions	(4,378)	(641)	(30)	(6,725)
Total increase (decrease) in net assets	110,507	439	15	9,899
Net assets at December 31, 2017	469,719	3,994	238	91,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,266)	(22)	3	952
Total realized gain (loss) on investments
and capital gains distributions	94,835	674	3	3,244
Net unrealized appreciation (depreciation)
of investments	(99,760)	(704)	(41)	(17,441)
Net increase (decrease) in net assets resulting from
operations	(8,191)	(52)	(35)	(13,245)
Changes from principal transactions:
Total unit transactions	(12,241)	(535)	(13)	(8,790)
Increase (decrease) in net assets derived from
principal transactions	(12,241)	(535)	(13)	(8,790)
Total increase (decrease) in net assets	(20,432)	(587)	(48)	(22,035)
Net assets at December 31, 2018	$449,287	$3,407	$190	$69,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2017	$250	$3,517	$31,090	$69,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	56	460	547
Total realized gain (loss) on investments
and capital gains distributions	7	264	1,494	3,541
Net unrealized appreciation (depreciation)
of investments	35	485	725	6,842
Net increase (decrease) in net assets resulting from
operations	44	805	2,679	10,930
Changes from principal transactions:
Total unit transactions	(98)	1,556	(5,109)	(8,041)
Increase (decrease) in net assets derived from
principal transactions	(98)	1,556	(5,109)	(8,041)
Total increase (decrease) in net assets	(54)	2,361	(2,430)	2,889
Net assets at December 31, 2017	196	5,878	28,660	72,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	70	480	735
Total realized gain (loss) on investments
and capital gains distributions	12	763	1,170	4,191
Net unrealized appreciation (depreciation)
of investments	(33)	(1,344)	(3,031)	(11,163)
Net increase (decrease) in net assets resulting from
operations	(20)	(511)	(1,381)	(6,237)
Changes from principal transactions:
Total unit transactions	(98)	872	(952)	(5,289)
Increase (decrease) in net assets derived from
principal transactions	(98)	872	(952)	(5,289)
Total increase (decrease) in net assets	(118)	361	(2,333)	(11,526)
Net assets at December 31, 2018	$78	$6,239	$26,327	$60,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2017	$62,777	$1,308	$1,180,483	$335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	663	14	8,724	2
Total realized gain (loss) on investments
and capital gains distributions	4,761	195	198,804	33
Net unrealized appreciation (depreciation)
of investments	2,563	37	6,469	24
Net increase (decrease) in net assets resulting from
operations	7,987	246	213,997	59
Changes from principal transactions:
Total unit transactions	(6,015)	(98)	(127,518)	(39)
Increase (decrease) in net assets derived from
principal transactions	(6,015)	(98)	(127,518)	(39)
Total increase (decrease) in net assets	1,972	148	86,479	20
Net assets at December 31, 2017	64,749	1,456	1,266,962	355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	14	7,980	—
Total realized gain (loss) on investments
and capital gains distributions	3,380	146	165,837	4
Net unrealized appreciation (depreciation)
of investments	(8,412)	(228)	(233,905)	(21)
Net increase (decrease) in net assets resulting from
operations	(4,181)	(68)	(60,088)	(17)
Changes from principal transactions:
Total unit transactions	(5,813)	(117)	(136,992)	(148)
Increase (decrease) in net assets derived from
principal transactions	(5,813)	(117)	(136,992)	(148)
Total increase (decrease) in net assets	(9,994)	(185)	(197,080)	(165)
Net assets at December 31, 2018	$54,755	$1,271	$1,069,882	$190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2017	$88,186	$11,258	$332,137	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,285	110	2,066	1
Total realized gain (loss) on investments
and capital gains distributions	1,159	81	26,641	80
Net unrealized appreciation (depreciation)
of investments	15,854	2,197	45,480	(34)
Net increase (decrease) in net assets resulting from
operations	18,298	2,388	74,187	47
Changes from principal transactions:
Total unit transactions	(16,006)	(768)	(29,302)	(144)
Increase (decrease) in net assets derived from
principal transactions	(16,006)	(768)	(29,302)	(144)
Total increase (decrease) in net assets	2,292	1,620	44,885	(97)
Net assets at December 31, 2017	90,478	12,878	377,022	201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,734	399	1,674	1
Total realized gain (loss) on investments
and capital gains distributions	1,227	223	45,504	22
Net unrealized appreciation (depreciation)
of investments	(12,904)	(1,817)	(75,567)	(38)
Net increase (decrease) in net assets resulting from
operations	(7,943)	(1,195)	(28,389)	(15)
Changes from principal transactions:
Total unit transactions	(7,611)	(1,047)	(14,075)	(5)
Increase (decrease) in net assets derived from
principal transactions	(7,611)	(1,047)	(14,075)	(5)
Total increase (decrease) in net assets	(15,554)	(2,242)	(42,464)	(20)
Net assets at December 31, 2018	$74,924	$10,636	$334,558	$181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2017	$361,836	$282	$163,309	$275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,402	—	(127)	—
Total realized gain (loss) on investments
and capital gains distributions	31,799	36	25,641	70
Net unrealized appreciation (depreciation)
of investments	8,805	(17)	(12,485)	(51)
Net increase (decrease) in net assets resulting from
operations	42,006	19	13,029	19
Changes from principal transactions:
Total unit transactions	(46,702)	(230)	(21,941)	(101)
Increase (decrease) in net assets derived from
principal transactions	(46,702)	(230)	(21,941)	(101)
Total increase (decrease) in net assets	(4,696)	(211)	(8,912)	(82)
Net assets at December 31, 2017	357,140	71	154,397	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	379	1	(171)	—
Total realized gain (loss) on investments
and capital gains distributions	52,000	8	27,664	32
Net unrealized appreciation (depreciation)
of investments	(100,818)	(19)	(45,837)	(56)
Net increase (decrease) in net assets resulting from
operations	(48,439)	(10)	(18,344)	(24)
Changes from principal transactions:
Total unit transactions	(36,930)	(2)	(13,277)	(14)
Increase (decrease) in net assets derived from
principal transactions	(36,930)	(2)	(13,277)	(14)
Total increase (decrease) in net assets	(85,369)	(12)	(31,621)	(38)
Net assets at December 31, 2018	$271,771	$59	$122,776	$155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$29,891	$7	$40,899	$1,182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	—	50	8
Total realized gain (loss) on investments
and capital gains distributions	683	—	2,041	110
Net unrealized appreciation (depreciation)
of investments	6,285	2	11,459	236
Net increase (decrease) in net assets resulting from
operations	7,474	2	13,550	354
Changes from principal transactions:
Total unit transactions	4,049	1	8,598	(62)
Increase (decrease) in net assets derived from
principal transactions	4,049	1	8,598	(62)
Total increase (decrease) in net assets	11,523	3	22,148	292
Net assets at December 31, 2017	41,414	10	63,047	1,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	777	—	(4)	6
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144
Net unrealized appreciation (depreciation)
of investments	(8,040)	(2)	(7,580)	(199)
Net increase (decrease) in net assets resulting from
operations	(6,300)	(2)	(1,822)	(49)
Changes from principal transactions:
Total unit transactions	2,082	(1)	5,329	246
Increase (decrease) in net assets derived from
principal transactions	2,082	(1)	5,329	246
Total increase (decrease) in net assets	(4,218)	(3)	3,507	197
Net assets at December 31, 2018	$37,196	$7	$66,554	$1,671
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2017	$93,725	$400	$490	$13,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	926	2	6	132
Total realized gain (loss) on investments
and capital gains distributions	4,318	18	19	558
Net unrealized appreciation (depreciation)
of investments	15,926	60	45	1,028
Net increase (decrease) in net assets resulting from
operations	21,170	80	70	1,718
Changes from principal transactions:
Total unit transactions	8,715	(39)	112	928
Increase (decrease) in net assets derived from
principal transactions	8,715	(39)	112	928
Total increase (decrease) in net assets	29,885	41	182	2,646
Net assets at December 31, 2017	123,610	441	672	16,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,097	2	7	154
Total realized gain (loss) on investments
and capital gains distributions	3,752	18	39	844
Net unrealized appreciation (depreciation)
of investments	(11,036)	(40)	(95)	(2,239)
Net increase (decrease) in net assets resulting from
operations	(6,187)	(20)	(49)	(1,241)
Changes from principal transactions:
Total unit transactions	12,765	2	(65)	181
Increase (decrease) in net assets derived from
principal transactions	12,765	2	(65)	181
Total increase (decrease) in net assets	6,578	(18)	(114)	(1,060)
Net assets at December 31, 2018	$130,188	$423	$558	$14,982

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2017	$12,817	$105,572	$45,782	$169,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	1,145	187	(1,012)
Total realized gain (loss) on investments
and capital gains distributions	849	11,076	5,125	21,750
Net unrealized appreciation (depreciation)
of investments	2,188	9,232	2,365	(3,767)
Net increase (decrease) in net assets resulting from
operations	2,993	21,453	7,677	16,971
Changes from principal transactions:
Total unit transactions	415	32,469	17,463	(7,808)
Increase (decrease) in net assets derived from
principal transactions	415	32,469	17,463	(7,808)
Total increase (decrease) in net assets	3,408	53,922	25,140	9,163
Net assets at December 31, 2017	16,225	159,494	70,922	178,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	1,129	180	(673)
Total realized gain (loss) on investments
and capital gains distributions	2,608	19,565	4,658	34,113
Net unrealized appreciation (depreciation)
of investments	(3,541)	(36,153)	(14,394)	(58,417)
Net increase (decrease) in net assets resulting from
operations	(1,035)	(15,459)	(9,556)	(24,977)
Changes from principal transactions:
Total unit transactions	180	(3,471)	6,090	(25,901)
Increase (decrease) in net assets derived from
principal transactions	180	(3,471)	6,090	(25,901)
Total increase (decrease) in net assets	(855)	(18,930)	(3,466)	(50,878)
Net assets at December 31, 2018	$15,370	$140,564	$67,456	$127,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net assets at January 1, 2017	$401	$16,169	$132,120	$1,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	237	(1,418)	(6)
Total realized gain (loss) on investments
and capital gains distributions	80	17	8,219	40
Net unrealized appreciation (depreciation)
of investments	(45)	126	32,735	199
Net increase (decrease) in net assets resulting from
operations	35	380	39,536	233
Changes from principal transactions:
Total unit transactions	(290)	(803)	83,574	(195)
Increase (decrease) in net assets derived from
principal transactions	(290)	(803)	83,574	(195)
Total increase (decrease) in net assets	(255)	(423)	123,110	38
Net assets at December 31, 2017	146	15,746	255,230	1,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	231	(2,165)	(6)
Total realized gain (loss) on investments
and capital gains distributions	23	(179)	25,486	104
Net unrealized appreciation (depreciation)
of investments	(48)	(235)	(43,328)	(187)
Net increase (decrease) in net assets resulting from
operations	(26)	(183)	(20,007)	(89)
Changes from principal transactions:
Total unit transactions	9	886	(9,166)	(7)
Increase (decrease) in net assets derived from
principal transactions	9	886	(9,166)	(7)
Total increase (decrease) in net assets	(17)	703	(29,173)	(96)
Net assets at December 31, 2018	$129	$16,449	$226,057	$1,008

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net assets at January 1, 2017	$56,707	$99	$41,297	$61,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(548)	—	185	(468)
Total realized gain (loss) on investments
and capital gains distributions	4,806	7	(383)	6,891
Net unrealized appreciation (depreciation)
of investments	5,890	11	12,473	8,579
Net increase (decrease) in net assets resulting from
operations	10,148	18	12,275	15,002
Changes from principal transactions:
Total unit transactions	2,732	(8)	(7,256)	(4,425)
Increase (decrease) in net assets derived from
principal transactions	2,732	(8)	(7,256)	(4,425)
Total increase (decrease) in net assets	12,880	10	5,019	10,577
Net assets at December 31, 2017	69,587	109	46,316	71,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(664)	—	566	(522)
Total realized gain (loss) on investments
and capital gains distributions	12,422	15	4,042	3,490
Net unrealized appreciation (depreciation)
of investments	(22,828)	(35)	(12,691)	(11,004)
Net increase (decrease) in net assets resulting from
operations	(11,070)	(20)	(8,083)	(8,036)
Changes from principal transactions:
Total unit transactions	(2,740)	15	(2,940)	(9,559)
Increase (decrease) in net assets derived from
principal transactions	(2,740)	15	(2,940)	(9,559)
Total increase (decrease) in net assets	(13,810)	(5)	(11,023)	(17,595)
Net assets at December 31, 2018	$55,777	$104	$35,293	$54,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Net assets at January 1, 2017	$68,640	$2,724	$152,821	$153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(537)	29	1,532	(1)
Total realized gain (loss) on investments
and capital gains distributions	10,163	201	12,376	11
Net unrealized appreciation (depreciation)
of investments	3,010	255	15,620	7
Net increase (decrease) in net assets resulting from
operations	12,636	485	29,528	17
Changes from principal transactions:
Total unit transactions	(1,719)	(244)	9,193	(39)
Increase (decrease) in net assets derived from
principal transactions	(1,719)	(244)	9,193	(39)
Total increase (decrease) in net assets	10,917	241	38,721	(22)
Net assets at December 31, 2017	79,557	2,965	191,542	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	25	1,625	(1)
Total realized gain (loss) on investments
and capital gains distributions	16,768	199	15,148	21
Net unrealized appreciation (depreciation)
of investments	(18,674)	(318)	(24,668)	(45)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(94)	(7,895)	(25)
Changes from principal transactions:
Total unit transactions	374	(387)	5,914	(1)
Increase (decrease) in net assets derived from
principal transactions	374	(387)	5,914	(1)
Total increase (decrease) in net assets	(2,086)	(481)	(1,981)	(26)
Net assets at December 31, 2018	$77,471	$2,484	$189,561	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2017	$216	$124,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(187)
Total realized gain (loss) on investments
and capital gains distributions	42	9,875
Net unrealized appreciation (depreciation)
of investments	45	1,822
Net increase (decrease) in net assets resulting from
operations	81	11,510
Changes from principal transactions:
Total unit transactions	339	(8,227)
Increase (decrease) in net assets derived from
principal transactions	339	(8,227)
Total increase (decrease) in net assets	420	3,283
Net assets at December 31, 2017	636	127,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(829)
Total realized gain (loss) on investments
and capital gains distributions	569	12,796
Net unrealized appreciation (depreciation)
of investments	(1,704)	(28,991)
Net increase (decrease) in net assets resulting from
operations	(1,182)	(17,024)
Changes from principal transactions:
Total unit transactions	6,554	(10,650)
Increase (decrease) in net assets derived from
principal transactions	6,554	(10,650)
Total increase (decrease) in net assets	5,372	(27,674)
Net assets at December 31, 2018	$6,008	$99,804

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2018, the Account had 317 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 148 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2018 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Responsible Investing Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3

Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Strategic Allocation Portfolios, Inc. (continued):
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2018. The following is a summary of current and former names for those Divisions:

Current Name
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Sustainable Equity Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Columbia Large Cap Value Fund - Class K

Former Name
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Deutsche DWS Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2018, the following Divisions were closed to contract owners:

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Loomis Sayles Funds II:
Loomis Sayles Value Fund - Class Y
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Class K
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares

Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A
Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	$83	$71
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	99	41
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	3,560	1,038
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	298	161
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	751	829
Invesco Small Cap Growth Fund - Class A	21	14
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	182	193
AIM Investment Funds:
Invesco Endeavor Fund - Class A	10	7
Invesco Global Health Care Fund - Investor Class	52	18
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	203	31
AIM Sector Funds:
Invesco American Value Fund - Class R5	273	79
Invesco Energy Fund - Class R5	113	174
Invesco Small Cap Value Fund - Class A	22	83
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	4,841	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,835	4,008
Alger Funds:
Alger Capital Appreciation Fund - Class A	42	15
Alger Funds II:
Alger Responsible Investing Fund - Class A	2,794	1,558
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	73	11
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	96	112
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	6,102	5,720
Amana Income Fund - Investor Class	6,720	8,367
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	470	391
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	497	394
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,302	4,463
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,746	1,080

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	$359	$352
Fundamental InvestorsSM - Class R-4	15,995	13,430
American Mutual Fund®:
American Mutual Fund® - Class R-4	2,700	710
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	2,711	7,373
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	83	101
Ariel Fund - Investor Class	2,860	2,361
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,966	2,900
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	234	224
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,538	415
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	8,362	3,522
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	53	43
BlackRock Mid Cap Dividend Fund - Investor A Shares	2,088	2,493
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	2,700	2,280
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	7,375	5,277
Capital Income Builder®:
Capital Income Builder® - Class R-4	1,767	1,036
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	107	116
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	59	3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	1,653	2,473
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	11	4
ColumbiaSM Acorn® Fund - Class Z	2	—
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	2,655	1,030
Columbia Select Mid Cap Value Fund - Institutional Class	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	42	50
Davis Series Inc.:
Davis Financial Fund - Class Y	104	95
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	4,400	821
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	882	1,460
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	10	18

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	$266	$209
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	484	76
Emerging Markets Core Equity Portfolio - Institutional Class	921	277
U.S. Targeted Value Portfolio - Institutional Class	4,231	1,425
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	28	26
Dodge & Cox Stock Fund	43	18
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	675	1,159
EuroPacific Growth Fund® - Class R-4	26,929	32,195
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	4	2
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	919	363
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	19,020	36,782
Fidelity® VIP Growth Portfolio - Initial Class	58,690	35,766
Fidelity® VIP High Income Portfolio - Initial Class	1,066	1,326
Fidelity® VIP Overseas Portfolio - Initial Class	2,932	5,988
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	126,438	174,095
Fidelity® VIP Index 500 Portfolio - Initial Class	19,096	12,262
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	4
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,312	1,616
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	320	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	98	90
Franklin Natural Resources Fund - Advisor Class	6	19
Franklin Small-Mid Cap Growth Fund - Class A	114	119
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	20,000	18,328
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	63	97
Growth Fund of America®:
Growth Fund of America® - Class R-3	1,864	2,588
Growth Fund of America® - Class R-4	49,655	39,536
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	—
The Hartford International Opportunities Fund - Class R4	935	399

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Income Fund of America®:
Income Fund of America® - Class R-3	$317	$585
Ivy Funds:
Ivy Science and Technology Fund - Class Y	7,629	2,934
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	9	6
Janus Henderson Enterprise Portfolio - Institutional Shares	24	48
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	3
Janus Henderson Global Research Portfolio - Institutional Shares	2	3
Janus Henderson Research Portfolio - Institutional Shares	6	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	711	335
JPMorgan Government Bond Fund - Select Class	1,340	681
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	408	396
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	216	303
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	44	561
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,824	3,007
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	104	114
Loomis Sayles Value Fund - Class Y	37	38
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	38	24
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2	8
Lord Abbett Short Duration Income Fund - Class R4	4,552	2,449
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	104	68
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	186	98
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	43	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	3,619	11,797
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	1	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	1
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	6,129	1,968
Metropolitan West Total Return Bond Fund - Class M	3,658	3,201
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	112	62
MFS® Series Trust X:
MFS® International Value Fund - Class R3	315	200

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	$158	$27
Neuberger Berman Sustainable Equity Fund - Institutional Class	893	240
Neuberger Berman Sustainable Equity Fund - Trust Class	1,846	1,674
New Perspective Fund®:
New Perspective Fund® - Class R-3	495	565
New Perspective Fund® - Class R-4	29,438	17,267
New World Fund®, Inc.:
New World Fund® - Class R-4	440	209
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	342	437
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	6	5
Oppenheimer Developing Markets Fund - Class A	6,062	26,476
Oppenheimer Developing Markets Fund - Class Y	4,586	6,955
Oppenheimer Gold & Special Minerals Fund - Class A	10	11
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	38	47
Oppenheimer International Growth Fund - Class Y	184	49
Oppenheimer International Small-Mid Company Fund - Class Y	285	230
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	498	155
Oppenheimer Main Street Fund®/VA	7	9
Oppenheimer Main Street Small Cap Fund®/VA	6,214	4,240
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2	1
Oppenheimer Global Fund/VA	22	18
Oppenheimer Global Strategic Income Fund/VA	5	2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	6,164	2,321
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	2,228	4,013
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	642	374
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,433	12,457
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	1,419	2,695
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	136	151
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	200	94
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,639	5,660
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	43	11

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	$13,592	$3,060
Columbia Large Cap Value Fund - Class K	239	12,333
Royce Fund:
Royce Total Return Fund - K Class	9	6
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	2,512	1,530
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,742	2,968
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,099	2,556
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	124	275
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	118	55
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,536	1,189
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	46	32
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,183	5,203
Templeton Global Bond Fund - Class A	13,026	15,621
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	42	62
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	—
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	5,187	1,160
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	5,414	4,036
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	13	1
Equity Income Portfolio	26	19
Small Company Growth Portfolio	11	1
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	290	41
Victory Sycamore Established Value Fund - Class A	1,985	298
Victory Sycamore Small Company Opportunity Fund - Class R	3	47
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	24,888	30,757
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	3	243
Voya Large Cap Value Fund - Class A	14	73
Voya Real Estate Fund - Class A	268	103

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	$1,894	$243
Voya GNMA Income Fund - Class A	695	1,091
Voya Intermediate Bond Fund - Class A	145	96
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	22,876	55,812
Voya Intermediate Bond Portfolio - Class S	137	554
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	611	797
Voya High Yield Portfolio - Adviser Class	12	7
Voya High Yield Portfolio - Institutional Class	5,726	6,490
Voya High Yield Portfolio - Service Class	3,111	3,124
Voya Large Cap Growth Portfolio - Adviser Class	22	70
Voya Large Cap Growth Portfolio - Institutional Class	80,364	53,595
Voya Large Cap Growth Portfolio - Service Class	4,789	1,838
Voya Large Cap Value Portfolio - Adviser Class	2	4
Voya Large Cap Value Portfolio - Institutional Class	40,464	46,319
Voya Large Cap Value Portfolio - Service Class	345	505
Voya Limited Maturity Bond Portfolio - Adviser Class	5	1
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	12,346	14,315
Voya Multi-Manager Large Cap Core Portfolio - Service Class	431	477
Voya U.S. Stock Index Portfolio - Institutional Class	6,570	4,198
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	4	15
VY® Clarion Global Real Estate Portfolio - Adviser Class	—	6
VY® Clarion Global Real Estate Portfolio - Institutional Class	6,088	12,883
VY® Clarion Real Estate Portfolio - Adviser Class	5	5
VY® Clarion Real Estate Portfolio - Institutional Class	213	290
VY® Clarion Real Estate Portfolio - Service Class	5,884	12,280
VY® Invesco Growth and Income Portfolio - Institutional Class	7,259	4,545
VY® Invesco Growth and Income Portfolio - Service Class	5,711	4,890
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	12	30
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,541	3,627
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,690	7,952
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	16	28
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	11,292	4,004
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	9,746	4,969
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	7	41
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	43	187
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	60,548	20,425
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	111,271	59,701
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	274	337
VY® T. Rowe Price Equity Income Portfolio - Service Class	19,908	9,671
VY® T. Rowe Price International Stock Portfolio - Adviser Class	11	2
VY® T. Rowe Price International Stock Portfolio - Service Class	1,036	1,710
VY® Templeton Global Growth Portfolio - Institutional Class	134	152
VY® Templeton Global Growth Portfolio - Service Class	1,175	1,440
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	64,903	46,480

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	$10	$—
Voya Multi-Manager International Small Cap Fund - Class A	60	87
Voya Multi-Manager International Small Cap Fund - Class I	1,788	1,353
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	36	12
Voya Global Bond Portfolio - Initial Class	8,657	10,630
Voya Global Bond Portfolio - Service Class	80	262
Voya Index Solution 2025 Portfolio - Initial Class	3,461	2,386
Voya Index Solution 2025 Portfolio - Service Class	1,076	660
Voya Index Solution 2025 Portfolio - Service 2 Class	405	1,965
Voya Index Solution 2035 Portfolio - Initial Class	5,127	1,275
Voya Index Solution 2035 Portfolio - Service Class	1,383	378
Voya Index Solution 2035 Portfolio - Service 2 Class	364	1,045
Voya Index Solution 2045 Portfolio - Initial Class	4,301	2,591
Voya Index Solution 2045 Portfolio - Service Class	1,052	73
Voya Index Solution 2045 Portfolio - Service 2 Class	437	1,118
Voya Index Solution 2055 Portfolio - Initial Class	2,739	988
Voya Index Solution 2055 Portfolio - Service Class	891	407
Voya Index Solution 2055 Portfolio - Service 2 Class	407	403
Voya Index Solution Income Portfolio - Initial Class	1,062	1,612
Voya Index Solution Income Portfolio - Service Class	319	290
Voya Index Solution Income Portfolio - Service 2 Class	321	518
Voya Solution 2025 Portfolio - Adviser Class	28	19
Voya Solution 2025 Portfolio - Initial Class	2,190	1,373
Voya Solution 2025 Portfolio - Service Class	15,114	22,212
Voya Solution 2025 Portfolio - Service 2 Class	2,028	1,950
Voya Solution 2035 Portfolio - Adviser Class	29	25
Voya Solution 2035 Portfolio - Initial Class	2,513	570
Voya Solution 2035 Portfolio - Service Class	18,717	20,388
Voya Solution 2035 Portfolio - Service 2 Class	2,064	1,513
Voya Solution 2045 Portfolio - Adviser Class	2	13
Voya Solution 2045 Portfolio - Initial Class	2,367	1,393
Voya Solution 2045 Portfolio - Service Class	15,016	24,589
Voya Solution 2045 Portfolio - Service 2 Class	1,223	805
Voya Solution 2055 Portfolio - Initial Class	1,010	386
Voya Solution 2055 Portfolio - Service Class	6,879	6,090
Voya Solution 2055 Portfolio - Service 2 Class	654	242
Voya Solution Balanced Portfolio - Service Class	1,307	1,983
Voya Solution Income Portfolio - Adviser Class	39	25
Voya Solution Income Portfolio - Initial Class	1,993	2,159
Voya Solution Income Portfolio - Service Class	4,598	13,144
Voya Solution Income Portfolio - Service 2 Class	545	1,269
Voya Solution Moderately Conservative Portfolio - Service Class	1,019	1,701
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	8	27
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,900	4,154
VY® American Century Small-Mid Cap Value Portfolio - Service Class	10,831	9,395
VY® Baron Growth Portfolio - Adviser Class	70	145

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Service Class	$20,959	$13,169
VY® Columbia Contrarian Core Portfolio - Service Class	2,464	3,278
VY® Columbia Small Cap Value II Portfolio - Adviser Class	16	15
VY® Columbia Small Cap Value II Portfolio - Service Class	1,459	1,076
VY® Invesco Comstock Portfolio - Adviser Class	19	185
VY® Invesco Comstock Portfolio - Service Class	2,207	8,544
VY® Invesco Equity and Income Portfolio - Adviser Class	449	396
VY® Invesco Equity and Income Portfolio - Initial Class	25,902	41,342
VY® Invesco Equity and Income Portfolio - Service Class	210	462
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	49	86
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,112	3,019
VY® JPMorgan Mid Cap Value Portfolio - Service Class	7,753	10,024
VY® Oppenheimer Global Portfolio - Adviser Class	49	203
VY® Oppenheimer Global Portfolio - Initial Class	53,595	62,139
VY® Oppenheimer Global Portfolio - Service Class	246	215
VY® Pioneer High Yield Portfolio - Initial Class	5,305	4,878
VY® Pioneer High Yield Portfolio - Service Class	57	255
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	41	33
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	47,482	44,553
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	338	336
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	366	888
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	106,548	42,660
VY® T. Rowe Price Growth Equity Portfolio - Service Class	988	937
VY® Templeton Foreign Equity Portfolio - Adviser Class	14	24
VY® Templeton Foreign Equity Portfolio - Initial Class	2,650	10,489
VY® Templeton Foreign Equity Portfolio - Service Class	79	176
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	7,776	1,225
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	5,266	5,110
Voya Strategic Allocation Growth Portfolio - Class I	3,210	7,764
Voya Strategic Allocation Moderate Portfolio - Class I	4,719	9,681
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	170	142
Voya Growth and Income Portfolio - Class I	133,954	152,652
Voya Growth and Income Portfolio - Class S	50	177
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	5,643	9,521
Voya Global Equity Portfolio - Class S	997	1,645
Voya Index Plus LargeCap Portfolio - Class I	51,805	35,434
Voya Index Plus LargeCap Portfolio - Class S	26	15
Voya Index Plus MidCap Portfolio - Class I	45,210	42,195
Voya Index Plus MidCap Portfolio - Class S	9	1
Voya Index Plus SmallCap Portfolio - Class I	23,525	17,706
Voya Index Plus SmallCap Portfolio - Class S	27	16
Voya International Index Portfolio - Class I	7,253	4,394
Voya International Index Portfolio - Class S	1	1

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Growth Index Portfolio - Class I	$16,954	$9,340
Voya Russell™ Large Cap Growth Index Portfolio - Class S	455	145
Voya Russell™ Large Cap Index Portfolio - Class I	21,296	7,434
Voya Russell™ Large Cap Index Portfolio - Class S	51	47
Voya Russell™ Large Cap Value Index Portfolio - Class I	102	138
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,143	2,292
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,311	2,414
Voya Russell™ Mid Cap Index Portfolio - Class I	29,069	14,050
Voya Russell™ Small Cap Index Portfolio - Class I	16,479	6,018
Voya Small Company Portfolio - Class I	27,820	28,890
Voya Small Company Portfolio - Class S	32	1
Voya U.S. Bond Index Portfolio - Class I	4,684	3,568
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	33,425	19,497
Voya MidCap Opportunities Portfolio - Class S	174	70
Voya SmallCap Opportunities Portfolio - Class I	15,464	7,913
Voya SmallCap Opportunities Portfolio - Class S	55	21
Wanger Advisors Trust:
Wanger International	8,134	5,477
Wanger Select	9,461	11,940
Wanger USA	28,961	9,943
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM- Class R-3	401	616
Washington Mutual Investors FundSM - Class R-4	30,671	12,439
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	32	11
Wells Fargo Small Company Growth Fund - Administrator Class	8,778	1,751
Wells Fargo Special Small Cap Value Fund - Class A	8,960	13,561

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	2,540	2,840	(300)	8,929	9,680	(751)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	2,023	2,392	(369)	1,373	7,297	(5,924)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	323,536	118,855	204,681	401,044	68,503	332,541
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	26,145	14,496	11,649	16,360	9,834	6,526
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	25,794	41,930	(16,136)	165,589	181,404	(15,815)
Invesco Small Cap Growth Fund - Class A	385	398	(13)	3,612	3,220	392
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	11,950	16,161	(4,211)	21,763	19,139	2,624
AIM Investment Funds:
Invesco Endeavor Fund - Class A	366	273	93	1,013	978	35
Invesco Global Health Care Fund - Investor Class	400	64	336	2,639	4,250	(1,611)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	18,274	4,268	14,006	31,227	20,055	11,172
AIM Sector Funds:
Invesco American Value Fund - Class R5	16,141	6,992	9,149	23,231	24,568	(1,337)
Invesco Energy Fund - Class R5	18,250	28,451	(10,201)	32,808	18,650	14,158
Invesco Small Cap Value Fund - Class A	278	2,313	(2,035)	14,193	20,637	(6,444)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	933,783	940,853	(7,070)	14,312,005	14,321,443	(9,438)
Invesco V.I. Core Equity Fund - Series I Shares	232,986	403,895	(170,909)	1,873,818	2,097,450	(223,632)
Alger Funds:
Alger Capital Appreciation Fund - Class A	1,001	500	501	27,190	45,773	(18,583)
Alger Funds II:
Alger Responsible Investing Fund - Class A	107,288	79,216	28,072	221,818	186,713	35,105

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	388	320	68	13,501	13,694	(193)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	408	408	—
AllianzGI NFJ Small-Cap Value Fund - Class A	2,174	5,013	(2,839)	19,840	26,560	(6,720)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	340,170	381,873	(41,703)	1,922,544	1,979,033	(56,489)
Amana Income Fund - Investor Class	352,927	564,246	(211,319)	3,026,912	3,280,698	(253,786)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	36,918	39,504	(2,586)	210,527	296,617	(86,090)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	33,937	28,383	5,554	15,145	9,373	5,772
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	441,789	608,168	(166,379)	2,881,063	2,157,923	723,140
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	39,906	54,342	(14,436)	49,153	69,084	(19,931)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	16,664	20,878	(4,214)	134,583	172,167	(37,584)
Fundamental InvestorsSM - Class R-4	825,392	1,108,120	(282,728)	6,384,534	5,982,682	401,852
American Mutual Fund®:
American Mutual Fund® - Class R-4	114,454	48,063	66,391	650,194	536,719	113,475
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	145,169	420,367	(275,198)	1,620,035	2,007,695	(387,660)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	2,692	4,370	(1,678)	22,933	24,815	(1,882)
Ariel Fund - Investor Class	122,554	139,375	(16,821)	580,691	662,681	(81,990)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	157,440	298,813	(141,373)	1,263,946	1,368,337	(104,391)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	24,645	27,453	(2,808)	61,119	88,049	(26,930)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	259,208	62,971	196,237	328,339	152,999	175,340
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	755,383	515,560	239,823	2,609,624	2,152,093	457,531

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,374	3,621	(247)	22,320	17,049	5,271
BlackRock Mid Cap Dividend Fund - Investor A Shares	69,089	109,706	(40,617)	403,297	473,918	(70,621)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	289,558	267,961	21,597	1,048,188	1,040,421	7,767
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	416,831	494,473	(77,642)	1,287,247	1,465,938	(178,691)
Capital Income Builder®:
Capital Income Builder® - Class R-4	183,827	126,156	57,671	541,397	442,640	98,757
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	10,249	11,660	(1,411)	44,832	56,580	(11,748)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	5,524	250	5,274	—	—	—
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	111,978	188,383	(76,405)	734,315	769,179	(34,864)
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	90	143	(53)	3,513	3,113	400
ColumbiaSM Acorn® Fund - Class Z	92	—	92	219	143	76
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A	50,526	74,206	(23,680)	644,444	685,480	(41,036)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	114	114	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	530	1,626	(1,096)	14,504	14,527	(23)
Davis Series Inc.:
Davis Financial Fund - Class Y	6,910	6,341	569	4,645	5,260	(615)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	230,617	73,531	157,086	278,864	40,216	238,648
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	54,456	100,588	(46,132)	419,719	358,056	61,663
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	559	1,491	(932)	3,575	2,645	930

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S	4,855	6,669	(1,814)	28,663	34,468	(5,805)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	47,210	10,042	37,168	33,069	20,987	12,082
Emerging Markets Core Equity Portfolio - Institutional Class	79,667	30,194	49,473	69,694	9,313	60,381
U.S. Targeted Value Portfolio - Institutional Class	292,340	130,569	161,771	378,682	86,903	291,779
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	1,717	1,598	119	14,131	18,781	(4,650)
Dodge & Cox Stock Fund	1,174	710	464	10,313	17,284	(6,971)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—	—	75	75	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	46,193	73,788	(27,595)	274,255	355,952	(81,697)
EuroPacific Growth Fund® - Class R-4	1,854,415	2,594,183	(739,768)	13,090,885	12,925,932	164,953
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	280	118	162	22	—	22
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	58,499	34,995	23,504	119,859	87,042	32,817
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,282,938	3,158,805	(875,867)	9,163,602	9,795,182	(631,580)
Fidelity® VIP Growth Portfolio - Initial Class	2,025,621	2,577,802	(552,181)	24,084,291	24,191,217	(106,926)
Fidelity® VIP High Income Portfolio - Initial Class	63,483	100,320	(36,837)	127,010	314,303	(187,293)
Fidelity® VIP Overseas Portfolio - Initial Class	219,286	378,218	(158,932)	1,260,528	1,250,596	9,932
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,241,249	8,158,655	(2,917,406)	21,145,938	23,238,840	(2,092,902)
Fidelity® VIP Index 500 Portfolio - Initial Class	509,141	450,626	58,515	640,513	399,423	241,090
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	169	(169)	169	401	(232)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	25,178	51,771	(26,593)	34,044	204,012	(169,968)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	19,255	30,968	(11,713)	98,614	98,591	23

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,523	6,389	1,134	27,401	23,729	3,672
Franklin Natural Resources Fund - Advisor Class	928	3,047	(2,119)	5,984	6,551	(567)
Franklin Small-Mid Cap Growth Fund - Class A	11,452	12,856	(1,404)	22,077	21,258	819
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	738,743	1,148,874	(410,131)	3,236,347	3,631,635	(395,288)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	4,181	6,991	(2,810)	7,780	5,021	2,759
Growth Fund of America®:
Growth Fund of America® - Class R-3	91,390	144,684	(53,294)	561,729	666,825	(105,096)
Growth Fund of America® - Class R-4	1,549,568	2,301,436	(751,868)	13,430,309	13,900,242	(469,933)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	7	7	—
The Hartford Dividend And Growth Fund - Class R4	32	—	32	315	296	19
The Hartford International Opportunities Fund - Class R4	77,770	39,116	38,654	190,727	99,945	90,782
Income Fund of America®:
Income Fund of America® - Class R-3	21,310	36,023	(14,713)	89,875	94,775	(4,900)
Ivy Funds:
Ivy Science and Technology Fund - Class Y	574,692	351,992	222,700	1,125,152	697,442	427,710
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	77	(77)	565	513	52
Janus Henderson Enterprise Portfolio - Institutional Shares	146	614	(468)	4,356	4,338	18
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	72	(72)	2,630	2,598	32
Janus Henderson Global Research Portfolio - Institutional Shares	25	66	(41)	2,125	2,110	15
Janus Henderson Research Portfolio - Institutional Shares	61	58	3	1,877	1,814	63
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	53,643	28,962	24,681	102,306	70,487	31,819
JPMorgan Government Bond Fund - Select Class	132,583	69,047	63,536	68,242	97,758	(29,516)
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	32,328	35,727	(3,399)	88,948	40,774	48,174
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	12,149	22,834	(10,685)	64,087	56,179	7,908

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	3,251	46,884	(43,633)	50,363	46,261	4,102
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	44,320	157,519	(113,199)	778,885	857,571	(78,686)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	9,991	11,494	(1,503)	17,507	91,790	(74,283)
Loomis Sayles Value Fund - Class Y	602	2,970	(2,368)	3,502	3,336	166
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	356	732	(376)	8,399	13,343	(4,944)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	161	691	(530)	4,511	4,548	(37)
Lord Abbett Short Duration Income Fund - Class R4	479,573	287,629	191,944	794,199	663,413	130,786
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	16,185	16,337	(152)	37,544	38,311	(767)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	1,590	2,878	(1,288)	32,294	42,416	(10,122)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6,812	5,875	937	15,538	17,053	(1,515)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	620,578	1,011,079	(390,501)	2,624,908	3,345,309	(720,401)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	75	75	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	576	423	153	4,378	6,182	(1,804)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	564,090	209,346	354,744	643,703	104,997	538,706
Metropolitan West Total Return Bond Fund - Class M	527,675	516,521	11,154	2,346,036	2,070,113	275,923
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	5,940	5,016	924	10,049	6,843	3,206
MFS® Series Trust X:
MFS® International Value Fund - Class R3	25,827	18,295	7,532	49,497	30,480	19,017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	16,490	12,322	4,168	35,895	53,923	(18,028)
Neuberger Berman Sustainable Equity Fund - Institutional Class	50,656	22,716	27,940	78,854	15,780	63,074
Neuberger Berman Sustainable Equity Fund - Trust Class	59,842	96,469	(36,627)	784,456	807,793	(23,337)
New Perspective Fund®:
New Perspective Fund® - Class R-3	17,607	23,930	(6,323)	86,269	92,400	(6,131)
New Perspective Fund® - Class R-4	1,356,106	1,262,387	93,719	6,909,511	5,803,888	1,105,623
New World Fund®, Inc.:
New World Fund® - Class R-4	40,760	23,111	17,649	140,337	90,059	50,278
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	24,624	40,227	(15,603)	57,765	61,984	(4,219)
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	71	235	(164)	3,827	4,148	(321)
Oppenheimer Developing Markets Fund - Class A	562,912	880,372	(317,460)	3,743,495	2,741,679	1,001,816
Oppenheimer Developing Markets Fund - Class Y	499,443	700,702	(201,259)	4,299,834	4,038,745	261,089
Oppenheimer Gold & Special Minerals Fund - Class A	9,617	9,365	252	9,559	8,431	1,128
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	3,687	4,988	(1,301)	15,628	17,292	(1,664)
Oppenheimer International Growth Fund - Class Y	18,344	5,689	12,655	39,455	25,832	13,623
Oppenheimer International Small-Mid Company Fund - Class Y	16,479	17,187	(708)	57,020	49,287	7,733
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A	29,167	12,829	16,338	52,262	4,594	47,668
Oppenheimer Main Street Fund®/VA	41,101	41,520	(419)	41,935	42,368	(433)
Oppenheimer Main Street Small Cap Fund®/VA	178,407	236,418	(58,011)	1042970	1107184	-64214
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	10,451	10,557	(106)	10,935	11,049	(114)
Oppenheimer Global Fund/VA	94	438	(344)	6,161	6,226	(65)
Oppenheimer Global Strategic Income Fund/VA	—	—	—	3,938	3,938	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	267,500	196,306	71,194	485,485	378,817	106,668
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class	162,436	292,297	(129,861)	1,747,650	1,879,638	(131,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	96,633	65,926	30,707	304,193	335,100	(30,907)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	581,573	1,160,188	(578,615)	5,554,438	6,859,876	(1,305,438)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	43,201	148,991	(105,790)	125,601	178,928	(53,327)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	17,457	19,970	(2,513)	124,605	147,232	(22,627)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	33,199	25,903	7,296	44,501	83,934	(39,433)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—	—	8	8	—
Pioneer High Yield VCT Portfolio - Class I	95,021	316,062	(221,041)	1,077,628	1,112,387	(34,759)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,847	964	1,883	10,846	9,391	1,455
RiverSource® Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,218,739	320,693	898,046	7,660	14,386	(6,726)
Columbia Large Cap Value Fund - Class K	22,816	696,534	(673,718)	755,772	734,470	21,302
Royce Fund:
Royce Total Return Fund - K Class	1,446	830	616	139	126	13
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	202,644	159,788	42,856	582,840	585,032	(2,192)
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	247,719	266,195	(18,476)	1,591,724	1,256,399	335,325
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	411,370	167,826	243,544	543,270	83,397	459,873
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,390	7,933	(6,543)	50,090	57,540	(7,450)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,609	2,358	1,251	22,260	19,433	2,827
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	200,181	179,012	21,169	681,891	685,879	(3,988)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	2,867	2,589	278	37,267	42,247	(4,980)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	218,255	536,138	(317,883)	2,746,252	2,744,708	1,544
Templeton Global Bond Fund - Class A	790,482	1,112,094	(321,612)	6,549,145	6,623,471	(74,326)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	3,134	5,145	(2,011)	7,239	4,154	3,085
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	7	—	7	192	205	(13)
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	287,860	107,570	180,290	312,572	63,084	249,488
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,210,557	1,705,477	505,080	4,709,398	5,205,893	(496,495)
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Investor Shares	60	38	22	—	—	—
Vanguard Index Funds:
Vanguard® Total International Stock Index Fund - Investor Shares	2	1	1	—	—	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	150	—	150	4,743	4,559	184
Equity Income Portfolio	384	595	(211)	7,458	8,964	(1,506)
Small Company Growth Portfolio	178	24	154	1,501	1,345	156
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	18,447	3,677	14,770	38,088	23,344	14,744
Victory Sycamore Established Value Fund - Class A	137,810	37,383	100,427	137,269	15,405	121,864
Victory Sycamore Small Company Opportunity Fund - Class R	82	1,744	(1,662)	3,649	3,256	393
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,742,832	7,575,146	(832,314)	10,175,837	11,029,989	(854,152)
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A	109	8,629	(8,520)	16,899	15,794	1,105
Voya Large Cap Value Fund - Class A	487	4,659	(4,172)	13,138	9,087	4,051
Voya Real Estate Fund - Class A	4,667	5,070	(403)	36,892	41,004	(4,112)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	187,063	33,201	153,862	64,977	4,335	60,642
Voya GNMA Income Fund - Class A	61,854	92,151	(30,297)	305,392	316,624	(11,232)
Voya Intermediate Bond Fund - Class A	26,962	25,157	1,805	80,308	78,017	2,291
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	8,682,857	10,545,203	(1,862,346)	45,977,599	47,209,399	(1,231,800)
Voya Intermediate Bond Portfolio - Class S	3,841	36,157	(32,316)	4,874	12,653	(7,779)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	50,964	74,097	(23,133)	241,772	547,022	(305,250)
Voya High Yield Portfolio - Adviser Class	703	456	247	34	200	(166)
Voya High Yield Portfolio - Institutional Class	452,830	646,153	(193,323)	2,685,458	2,297,290	388,168
Voya High Yield Portfolio - Service Class	192,320	241,528	(49,208)	1,355,493	1,397,432	(41,939)
Voya Large Cap Growth Portfolio - Adviser Class	95	2,668	(2,573)	65	570	(505)
Voya Large Cap Growth Portfolio - Institutional Class	3,215,071	4,844,168	(1,629,097)	21,972,507	22,713,257	(740,750)
Voya Large Cap Growth Portfolio - Service Class	136,077	98,030	38,047	646,156	545,707	100,449
Voya Large Cap Value Portfolio - Adviser Class	—	293	(293)	6	188	(182)
Voya Large Cap Value Portfolio - Institutional Class	4,399,552	6,915,673	(2,516,121)	20,383,416	22,412,366	(2,028,950)
Voya Large Cap Value Portfolio - Service Class	16,267	37,742	(21,475)	—	—	—
Voya Limited Maturity Bond Portfolio - Adviser Class	462	65	397	86	—	86
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,228,511	1,867,784	(639,273)	743,614	872,540	(128,926)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	996	22,913	(21,917)	30,422	32,097	(1,675)
Voya U.S. Stock Index Portfolio - Institutional Class	267,834	238,350	29,484	790,828	548,231	242,597
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	385	1,438	(1,053)	205	1,817	(1,612)
VY® Clarion Global Real Estate Portfolio - Adviser Class	8	457	(449)	20	2,621	(2,601)
VY® Clarion Global Real Estate Portfolio - Institutional Class	583,017	1,268,139	(685,122)	4,150,370	4,908,758	(758,388)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	3,180	(3,180)
VY® Clarion Real Estate Portfolio - Institutional Class	1,463,723	1,478,067	(14,344)	—	2,604,592	(2,604,592)
VY® Clarion Real Estate Portfolio - Service Class	238,155	874,112	(635,957)	—	3,882,790	(3,882,790)
VY® Invesco Growth and Income Portfolio - Institutional Class	202,583	264,268	(61,685)	2,026,507	1,885,225	141,282
VY® Invesco Growth and Income Portfolio - Service Class	155,878	271,113	(115,235)	1,687,128	1,639,203	47,925
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	551	1,383	(832)	752	8,101	(7,349)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,288	196,283	(93,995)	209,399	663,174	(453,775)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	301,101	437,189	(136,088)	1,319,753	1,192,028	127,725
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	413	1,338	(925)	665	4	661
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	339,333	270,162	69,171	2,369,423	2,325,065	44,358
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	279,952	265,596	14,356	1,316,678	1,244,351	72,327
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	56	2,105	(2,049)	81	1,469	(1,388)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	9,463	(9,463)	—	1,881	(1,881)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,291,923	1,789,593	502,330	19,279,743	18,722,477	557,266
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,231,426	5,492,918	(261,492)	34,911,145	33,516,092	1,395,053
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	4,404	14,884	(10,480)	1,078	17,070	(15,992)
VY® T. Rowe Price Equity Income Portfolio - Service Class	997,078	1,218,288	(221,210)	5,591,101	5,947,268	(356,167)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	794	120	674	91	1,318	(1,227)
VY® T. Rowe Price International Stock Portfolio - Service Class	80,119	120,148	(40,029)	—	562,599	(562,599)
VY® Templeton Global Growth Portfolio - Institutional Class	2,953	7,620	(4,667)	—	46,428	(46,428)
VY® Templeton Global Growth Portfolio - Service Class	53,699	112,188	(58,489)	—	486,858	(486,858)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	24,561,612	23,410,403	1,151,209	19,999,995	20,476,082	(476,087)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	365	241	124	7,845	13,116	(5,271)
Voya Multi-Manager International Small Cap Fund - Class A	2,293	4,251	(1,958)	15,157	15,450	(293)
Voya Multi-Manager International Small Cap Fund - Class I	144,671	125,061	19,610	190,571	79,986	110,585
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,754	719	1,035	5,920,540	6,347,295	(426,755)
Voya Global Bond Portfolio - Initial Class	4,754,221	5,011,738	(257,517)	—	—	—
Voya Global Bond Portfolio - Service Class	27,893	41,635	(13,742)	—	74,475	(74,475)
Voya Index Solution 2025 Portfolio - Initial Class	166,873	132,294	34,579	287,219	214,541	72,678
Voya Index Solution 2025 Portfolio - Service Class	46,263	33,408	12,855	—	—	—
Voya Index Solution 2025 Portfolio - Service 2 Class	55,739	145,253	(89,514)	332,264	363,714	(31,450)
Voya Index Solution 2035 Portfolio - Initial Class	209,775	70,155	139,620	490,932	419,708	71,224
Voya Index Solution 2035 Portfolio - Service Class	52,591	17,799	34,792	334,448	276,172	58,276
Voya Index Solution 2035 Portfolio - Service 2 Class	54,256	89,312	(35,056)	192,638	228,558	(35,920)
Voya Index Solution 2045 Portfolio - Initial Class	170,219	118,600	51,619	431,161	335,562	95,599

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.(continued):
Voya Index Solution 2045 Portfolio - Service Class	38,706	3,866	34,840	165,222	123,991	41,231
Voya Index Solution 2045 Portfolio - Service 2 Class	59,644	93,885	(34,241)	202,018	220,860	(18,842)
Voya Index Solution 2055 Portfolio - Initial Class	146,032	65,907	80,125	263,648	200,652	62,996
Voya Index Solution 2055 Portfolio - Service Class	49,871	28,560	21,311	130,045	89,446	40,599
Voya Index Solution 2055 Portfolio - Service 2 Class	55,536	55,690	(154)	98,461	84,212	14,249
Voya Index Solution Income Portfolio - Initial Class	60,736	100,971	(40,235)	142,735	109,445	33,290
Voya Index Solution Income Portfolio - Service Class	17,270	17,768	(498)	69,290	68,297	993
Voya Index Solution Income Portfolio - Service 2 Class	33,518	48,263	(14,745)	115,828	114,927	901
Voya Solution 2025 Portfolio - Adviser Class	269	1,040	(771)	216	186	30
Voya Solution 2025 Portfolio - Initial Class	167,477	132,519	34,958	735,742	221,790	513,952
Voya Solution 2025 Portfolio - Service Class	1,548,805	2,165,537	(616,732)	8,580,705	9,102,091	(521,386)
Voya Solution 2025 Portfolio - Service 2 Class	221,827	237,844	(16,017)	881,871	1,099,892	(218,021)
Voya Solution 2035 Portfolio - Adviser Class	241	1,320	(1,079)	73	—	73
Voya Solution 2035 Portfolio - Initial Class	174,676	56,333	118,343	484,463	214,043	270,420
Voya Solution 2035 Portfolio - Service Class	1,342,086	1,706,633	(364,547)	8,228,992	8,472,120	(243,128)
Voya Solution 2035 Portfolio - Service 2 Class	291,368	295,918	(4,550)	1,041,089	1,208,160	(167,071)
Voya Solution 2045 Portfolio - Adviser Class	33	678	(645)	40	580	(540)
Voya Solution 2045 Portfolio - Initial Class	166,443	122,344	44,099	506,408	211,284	295,124
Voya Solution 2045 Portfolio - Service Class	1,101,549	1,737,240	(635,691)	5,889,907	5,970,694	(80,787)
Voya Solution 2045 Portfolio - Service 2 Class	162,254	158,821	3,433	623,878	795,685	(171,807)
Voya Solution 2055 Portfolio - Initial Class	66,358	31,097	35,261	128,903	69,549	59,354
Voya Solution 2055 Portfolio - Service Class	475,658	466,888	8,770	1,362,507	1,209,641	152,866
Voya Solution 2055 Portfolio - Service 2 Class	75,929	58,437	17,492	159,117	173,959	(14,842)
Voya Solution Balanced Portfolio - Service Class	82,776	141,546	(58,770)	498,913	437,253	61,660
Voya Solution Income Portfolio - Adviser Class	—	1,331	(1,331)	—	16,041	(16,041)
Voya Solution Income Portfolio - Initial Class	145,605	188,592	(42,987)	820,601	676,651	143,950
Voya Solution Income Portfolio - Service Class	541,335	1,181,620	(640,285)	3,505,652	4,329,875	(824,223)
Voya Solution Income Portfolio - Service 2 Class	103,201	164,549	(61,348)	542,089	630,513	(88,424)
Voya Solution Moderately Conservative Portfolio - Service Class	81,321	144,038	(62,717)	632,079	604,323	27,756
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	21	950	(929)	25	362	(337)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	244,819	260,725	(15,906)	1,872,909	1,758,465	114,444

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Service Class	684,409	842,315	(157,906)	3,822,518	3,854,720	(32,202)
VY® Baron Growth Portfolio - Adviser Class	974	5,067	(4,093)	886	1,204	(318)
VY® Baron Growth Portfolio - Service Class	1,229,102	1,339,128	(110,026)	5,987,318	6,996,800	(1,009,482)
VY® Columbia Contrarian Core Portfolio - Service Class	372,988	429,177	(56,189)	487,739	540,019	(52,280)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	735	(735)	—	426	(426)
VY® Columbia Small Cap Value II Portfolio - Service Class	55,164	69,093	(13,929)	407,665	445,835	(38,170)
VY® Invesco Comstock Portfolio - Adviser Class	732	8,391	(7,659)	555	2,237	(1,682)
VY® Invesco Comstock Portfolio - Service Class	623,188	865,910	(242,722)	2,663,433	2,901,782	(238,349)
VY® Invesco Equity and Income Portfolio - Adviser Class	15,305	18,175	(2,870)	19	8,423	(8,404)
VY® Invesco Equity and Income Portfolio - Initial Class	1,687,901	3,385,785	(1,697,884)	11,458,137	12,859,458	(1,401,321)
VY® Invesco Equity and Income Portfolio - Service Class	13,576	36,766	(23,190)	174,835	192,306	(17,471)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	665	3,261	(2,596)	356	1,706	(1,350)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	96,404	190,395	(93,991)	954,397	164,125	790,272
VY® JPMorgan Mid Cap Value Portfolio - Service Class	568,040	780,619	(212,579)	2,674,107	2,819,484	(145,377)
VY® Oppenheimer Global Portfolio - Adviser Class	594	8,906	(8,312)	698	2,876	(2,178)
VY® Oppenheimer Global Portfolio - Initial Class	3,217,060	5,185,833	(1,968,773)	19,495,737	21,278,566	(1,782,829)
VY® Oppenheimer Global Portfolio - Service Class	4,429	7,033	(2,604)	64,663	58,653	6,010
VY® Pioneer High Yield Portfolio - Initial Class	902,814	957,110	(54,296)	3,289,029	3,120,237	168,792
VY® Pioneer High Yield Portfolio - Service Class	6,703	16,221	(9,518)	35,523	57,682	(22,159)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	169	1,091	(922)	307	2,496	(2,189)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,995,216	3,110,321	(1,115,105)	12,434,802	13,371,869	(937,067)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	7,369	10,717	(3,348)	59,487	56,675	2,812
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	4,016	27,807	(23,791)	10,333	4,496	5,837
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,040,160	4,348,348	(308,188)	19,354,569	19,458,696	(104,127)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	25,630	41,004	(15,374)	146,571	167,823	(21,252)
VY® Templeton Foreign Equity Portfolio - Adviser Class	888	1,979	(1,091)	590	3,295	(2,705)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,922,756	2,696,545	(773,789)	9,083,840	9,707,886	(624,046)
VY® Templeton Foreign Equity Portfolio - Service Class	4,610	11,503	(6,893)	4,523	11,888	(7,365)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	186,564	115,413	71,151	650,964	512,612	138,352

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	916,794	965,008	(48,214)	1,739,178	1,949,308	(210,130)
Voya Strategic Allocation Growth Portfolio - Class I	471,427	685,366	(213,939)	2,925,875	3,261,295	(335,420)
Voya Strategic Allocation Moderate Portfolio - Class I	901,240	1,151,914	(250,674)	3,291,335	3,559,495	(268,160)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,106	6,837	(5,731)	356	5,651	(5,295)
Voya Growth and Income Portfolio - Class I	9,301,928	12,386,080	(3,084,152)	32,973,585	35,866,051	(2,892,466)
Voya Growth and Income Portfolio - Class S	2,972	8,570	(5,598)	16,160	17,728	(1,568)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	2,978,563	3,607,774	(629,211)	8,823,171	10,291,410	(1,468,239)
Voya Global Equity Portfolio - Class S	74,787	159,547	(84,760)	122,865	192,988	(70,123)
Voya Index Plus LargeCap Portfolio - Class I	2,808,901	3,151,649	(342,748)	29,026,729	29,888,110	(861,381)
Voya Index Plus LargeCap Portfolio - Class S	366	589	(223)	1,175	8,148	(6,973)
Voya Index Plus MidCap Portfolio - Class I	1,331,123	2,104,075	(772,952)	12,337,673	13,400,105	(1,062,432)
Voya Index Plus MidCap Portfolio - Class S	16	47	(31)	8	9,895	(9,887)
Voya Index Plus SmallCap Portfolio - Class I	626,938	980,858	(353,920)	11,914,613	12,576,781	(662,168)
Voya Index Plus SmallCap Portfolio - Class S	33	706	(673)	23	4,607	(4,584)
Voya International Index Portfolio - Class I	1,194,503	1,011,520	182,983	4,195,210	3,817,971	377,239
Voya International Index Portfolio - Class S	24	90	(66)	94	21	73
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,300,333	1,158,973	141,360	10,616,872	10,334,269	282,603
Voya Russell™ Large Cap Growth Index Portfolio - Class S	30,893	23,626	7,267	43,693	45,589	(1,896)
Voya Russell™ Large Cap Index Portfolio - Class I	1,591,999	1,014,378	577,621	7,264,610	6,824,466	440,144
Voya Russell™ Large Cap Index Portfolio - Class S	129,243	129,156	87	155,297	156,666	(1,369)
Voya Russell™ Large Cap Value Index Portfolio - Class I	3,411	5,966	(2,555)	9,904	5,297	4,607
Voya Russell™ Large Cap Value Index Portfolio - Class S	150,542	141,998	8,544	848,441	808,167	40,274
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	114,308	108,684	5,624	589,492	575,658	13,834
Voya Russell™ Mid Cap Index Portfolio - Class I	1,307,304	1,464,644	(157,340)	9,311,229	6,581,476	2,729,753
Voya Russell™ Small Cap Index Portfolio - Class I	1,059,747	737,370	322,377	4,288,308	2,782,762	1,505,546
Voya Small Company Portfolio - Class I	1,288,863	1,722,520	(433,657)	—	—	—
Voya Small Company Portfolio - Class S	309	20	289	598	10,926	(10,328)
Voya U.S. Bond Index Portfolio - Class I	517,873	446,971	70,902	1,587,504	1,647,823	(60,319)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,003,860	1,238,215	(234,355)	9,753,311	7,095,170	2,658,141
Voya MidCap Opportunities Portfolio - Class S	7,052	7,165	(113)	41,471	49,801	(8,330)
Voya SmallCap Opportunities Portfolio - Class I	581,289	648,097	(66,808)	2,862,258	2,691,924	170,334
Voya SmallCap Opportunities Portfolio - Class S	1,178	680	498	308	546	(238)
Wanger Advisors Trust:
Wanger International	367,937	566,517	(198,580)	3,397,213	3,923,124	(525,911)
Wanger Select	178,604	475,320	(296,716)	2,410,241	2,575,521	(165,280)
Wanger USA	552,835	537,821	15,014	2,800,081	2,856,231	(56,150)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	14,184	28,523	(14,339)	130,867	141,495	(10,628)
Washington Mutual Investors FundSM - Class R-4	1,653,844	1,271,247	382,597	6,536,531	5,972,514	564,017
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	539	564	(25)	7,360	9,471	(2,111)
Wells Fargo Small Company Growth Fund - Administrator Class	612,757	197,735	415,022	115,156	87,545	27,611
Wells Fargo Special Small Cap Value Fund - Class A	148,903	363,027	(214,124)	1,255,383	1,443,352	(187,969)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
AB VPS Growth and Income Portfolio - Class A
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
Aberdeen International Equity Fund - Institutional Class
2018		1,322		$9.42		$12,452	2.69%		—			-15.14%
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	07/14/2015	249		$8.25		$2,052	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Floating Rate Fund - Class R5
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	07/29/2014	3	$9.90	to	$9.92	$32	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2018		155	$18.25	to	$23.35	$3,104	0.11%	0.15%	to	1.60%	-13.30%	to	-12.09%
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	—	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
Invesco Small Cap Growth Fund - Class A
2018		3		$29.21		$91	—		1.00%			9.90%
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			(2.82)%
2014		4		$24.48		$90	—		1.00%			6.57%
Invesco International Growth Fund - Class R5
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
Invesco Endeavor Fund - Class A
2018		1	$19.58	to	$20.47	$14	—	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
Invesco Global Health Care Fund - Investor Class
2018		2	$64.01	to	$71.78	$132	—	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	08/06/2014	4	$9.71	to	$9.77	$35	(a)	0.40%	to	1.40%		(a)
Invesco American Value Fund - Class R5
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	06/16/2014	21	$10.83	to	$10.86	$231	(a)	0.95%	to	1.40%		(a)
Invesco Energy Fund - Class R5
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	08/27/2014	—	$7.51	to	$7.53	—	(a)	1.05%	to	1.40%		(a)
Invesco Small Cap Value Fund - Class A
2018		2	$23.68	to	$27.24	$60	—	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
Invesco V.I. American Franchise Fund - Series I Shares
2018		553	$17.91	to	$72.66	$26,539	—	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	—	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
Alger Capital Appreciation Fund - Class A
2018		4	$26.77	to	$28.11	$115	—	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
Alger Responsible Investing Fund - Class A
2018		234	$15.94	to	$28.81	$6,124	—	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
AllianzGI NFJ Dividend Value Fund - Class A
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2018		—		$15.13		$6	—		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
Amana Growth Fund - Investor Class
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
Amana Income Fund - Investor Class
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
American Balanced Fund® - Class R-3
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
American Beacon Small Cap Value Fund - Investor Class
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	05/16/2014	6	$10.60	to	$10.61	$64	(a)	0.95%	to	1.00%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
American Century Investments® Income & Growth Fund - A Class
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
Fundamental InvestorsSM - Class R-3
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
Fundamental InvestorsSM - Class R-4
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
American Mutual Fund® - Class R-4
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
Ariel Appreciation Fund - Investor Class
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
Ariel Fund - Investor Class
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
Artisan International Fund - Investor Shares
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
BlackRock Equity Dividend Fund - Investor A Shares
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/07/2015	17	$10.07	to	$10.15	$171	(b)	0.10%	to	1.25%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	05/05/2015	1,241	$10.04	to	$10.14	$12,497	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	08/05/2014	2	$10.24	to	$10.30	$21	(a)	0.40%	to	1.40%		(a)
BlackRock Mid Cap Dividend Fund - Investor A Shares
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
Bond Fund of AmericaSM - Class R-4
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
Capital Income Builder® - Class R-4
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	05/21/2015	35	$9.28	to	$9.34	$330	(b)	0.40%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Capital World Growth & Income FundSM - Class R-3
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2018	06/04/2018	5	$9.96	to	$10.08	$53	(e)	0.95%	to	1.25%		(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Cohen & Steers Realty Shares, Inc.
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A
2018		3	$22.00	to	$23.31	$58	—	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
ColumbiaSM Acorn® Fund - Class Z
2018		—		$19.79		$5	—		0.80%			-5.85%
2017		—		$21.02		$3	—		0.80%			24.23%
2016		—		$16.92		$1	—		0.80%			—
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
Columbia Select Mid Cap Value Fund - Class A
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
Columbia Select Mid Cap Value Fund - Institutional Class
2018		—		$16.82		$2	—		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
CRM Mid Cap Value Fund - Investor Shares
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	—	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	08/28/2014	—		$10.48		—	(a)		0.95%			(a)
Delaware Smid Cap Growth Fund - Institutional Class
2018		870		$13.18		$11,472	—		—			0.46%
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	07/14/2015	140		$10.10		$1,410	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Delaware Small Cap Value Fund - Class A
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
DWS Small Cap Growth Fund - Class S
2018		1	$11.60	to	$12.16	$16	—	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	08/15/2014	2	$10.98	to	$11.00	$24	(a)	1.05%	to	1.40%		(a)
Deutsche Equity 500 Index Fund - Class S
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2018		100		$10.45		$1,050	2.33%		—			-1.23%
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	07/16/2015	3		$9.79		$34	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Emerging Markets Core Equity Portfolio - Institutional Class
2018		188		$10.73		$2,016	2.34%		—			-15.24%
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	07/06/2015	23		$8.25		$186	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
U.S. Targeted Value Portfolio - Institutional Class
2018		1,237		$10.57		$13,073	1.11%		—			-15.78%
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	07/14/2015	267		$9.03		$2,412	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Dodge & Cox International Stock Fund
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
Dodge & Cox Stock Fund
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2018		—	$22.66	to	$23.78	$2	—	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
EuroPacific Growth Fund® - Class R-3
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
EuroPacific Growth Fund® - Class R-4
2018		13,659	$10.00	to	$24.42	275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
Federated International Leaders Fund - Institutional Shares
2018		—	$10.33	to	$10.44	$2	—	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		—	(d)		0.75%			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity Advisor® New Insights Fund - Class I
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
Fidelity® VIP Growth Portfolio - Initial Class
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
Fidelity® VIP High Income Portfolio - Initial Class
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
Fidelity® VIP Overseas Portfolio - Initial Class
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
Franklin Mutual Global Discovery Fund - Class R
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
Franklin Biotechnology Discovery Fund - Advisor Class
2018		25	$9.08	to	$12.11	$274	—	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	09/10/2014	7	$10.88	to	$14.12	$97	(a)	0.95%	to	1.25%		(a)
Franklin Natural Resources Fund - Advisor Class
2018		2	$5.18	to	$5.39	$12	—	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	08/27/2014	—	$7.30	to	$7.31	$3	(a)	1.15%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2018		11	$23.15	to	$27.89	$278	—	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
Franklin Small Cap Value VIP Fund - Class 2
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
Goldman Sachs Growth Opportunities Fund - Class IR
2018		1	$12.41	to	$12.91	$16	—	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	08/27/2014	—	$11.28	to	$11.29	$3	(a)	1.10%	to	1.25%		(a)
Growth Fund of America® - Class R-3
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
Growth Fund of America® - Class R-4
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2018		—		$20.55		—	—		0.65%			-5.52%
2017		—		$21.75		—	0.48%		0.65%			20.43%
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
The Hartford Dividend And Growth Fund - Class R4
2018		—		$22.23		$7	—		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
The Hartford International Opportunities Fund - Class R4
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(c)	0.40%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Income Fund of America® - Class R-3
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
Ivy Science and Technology Fund - Class Y
2018		941	$12.65	to	$13.51	$12,191	—	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	08/15/2014	3	$10.84	to	$10.85	$31	(a)	0.95%	to	1.15%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Balanced Portfolio - Institutional Shares
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
Janus Henderson Enterprise Portfolio - Institutional Shares
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2018		—	$24.27	to	$32.28	$13	—	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
Janus Henderson Global Research Portfolio - Institutional Shares
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
Janus Henderson Research Portfolio - Institutional Shares
2018		2	$18.47	to	$41.36	$66	—	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	08/11/2014	6	$11.00	to	$11.03	$68	(a)	0.95%	to	1.25%		(a)
JPMorgan Government Bond Fund - Select Class
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
Lazard International Equity Portfolio - Open Shares
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
ClearBridge Aggressive Growth Fund - Class I
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	08/15/2014	9	$11.02	to	$11.10	$96	(a)	0.10%	to	1.25%		(a)
LKCM Aquinas Catholic Equity Fund
2018		2		$11.20		$26	—		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(c)	0.90%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2018		535	$17.77	to	$20.31	$10,075	—	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	05/19/2014	37	$9.99	to	$10.01	$373	(a)	0.95%	to	1.20%		(a)
Lord Abbett Developing Growth Fund - Class A
2018		4	$27.21	to	$30.68	$108	—	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
Lord Abbett Core Fixed Income Fund - Class A
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
Lord Abbett Short Duration Income Fund - Class R4
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(c)	0.25%	to	1.50%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Mid Cap Stock Fund - Class A
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
Lord Abbett Small Cap Value Fund - Class A
2018		29	$25.58	to	$29.91	$820	—	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
Lord Abbett Fundamental Equity Fund - Class A
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
MainStay Large Cap Growth Fund - Class R3
2018		—		$28.90		$2	—		—			3.07%
2017		—		$28.04		$2	—		—			31.71%
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Massachusetts Investors Growth Stock Fund - Class A
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
Metropolitan West Total Return Bond Fund - Class I
2018		1,935		$10.49		$20,298	2.72%		—			0.10%
2017		1,580		$10.48		$16,550	2.15%		—			3.46%
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	07/14/2015	368		$9.88		$3,636	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Metropolitan West Total Return Bond Fund - Class M
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
MFS® New Discovery Fund - Class R3
2018		9	$13.13	to	$13.53	$116	—	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	08/13/2014	—	$10.55	to	$10.57	$1	(a)	0.95%	to	1.20%		(a)
MFS® International Value Fund - Class R3
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	08/15/2014	1	$9.77	to	$9.78	$13	(a)	0.95%	to	1.20%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund - Trust Class
2018		17	$20.34	to	$21.66	$373	—	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
Neuberger Berman Sustainable Equity Fund - Institutional Class
2018		212		$12.57		$2,662	0.78%		—			-5.63%
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	07/15/2015	38		$10.17		$385	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Sustainable Equity Fund - Trust Class
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
New Perspective Fund® - Class R-3
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
New Perspective Fund® - Class R-4
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New World Fund® - Class R-4
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	08/13/2014	3	$9.46	to	$9.53	$27	(a)	0.10%	to	1.25%		(a)
Nuveen Global Infrastructure Fund - Class I
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(a)	1.00%	to	1.20%		(a)
Oppenheimer Capital Appreciation Fund - Class A
2018		3	$18.88	to	$19.89	$66	—	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	—	0.75%	to	1.20%	13.63%	to	14.22%
Oppenheimer Developing Markets Fund - Class A
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
Oppenheimer Developing Markets Fund - Class Y
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Gold & Special Minerals Fund - Class A
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
Oppenheimer International Bond Fund - Class A
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
Oppenheimer International Growth Fund - Class Y
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	07/15/2014	1	$9.09	to	$9.11	$10	(a)	0.95%	to	1.20%		(a)
Oppenheimer International Small-Mid Company Fund - Class Y
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	08/01/2014	1	$9.75	to	$9.77	$12	(a)	0.95%	to	1.40%		(a)
Oppenheimer Main Street Fund® - Class A
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
Oppenheimer Main Street Small Cap Fund®/VA
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018		1	$8.98	to	$18.34	$14	—	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
Oppenheimer Global Fund/VA
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
Oppenheimer Global Strategic Income Fund/VA
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
Pax Balanced Fund - Investor Class
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	06/30/2014	2	$7.36	to	$7.38	$14	(a)	0.95%	to	1.25%		(a)
PIMCO Real Return Portfolio - Administrative Class
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
Pioneer Equity Income Fund - Class Y
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
Pioneer Strategic Income Fund - Class A
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
Pioneer Equity Income VCT Portfolio - Class I
2018		—		$26.03		—	—		1.05%			-9.52%
2017		—		$28.77		—	1.70%		1.05%			14.26%
2016		—		$25.18		—	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/06/2014	—		$21.36		$9	(a)		1.05%			(a)
Pioneer High Yield VCT Portfolio - Class I
2018		770	$16.00	to	$22.06	14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
PGIM Jennison Utility Fund - Class Z
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	08/14/2014	2	$9.91	to	$10.70	$23	(a)	0.95%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	—	0.10%	to	0.60%		—
Royce Total Return Fund - K Class
2018		—		$8.77		$3	(f)		1.10%			(f)
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			8.84%
2014		—		$17.99		$2	—		1.40%			0.39%
Ave Maria Rising Dividend Fund
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	09/15/2015	48	$9.12	to	$9.20	$437	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
SMALLCAP World Fund® - Class R-4
2018		1,366	$10.38	to	$18.05	$20,382	—	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	—	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
T. Rowe Price Institutional Large-Cap Growth Fund
2018		1,833		$16.46		$30,175	0.29%		—			4.31%
2017		1,590		$15.78		$25,083	0.29%		—			37.82%
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	07/14/2015	358		$11.13		$3,984	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
T. Rowe Price Value Fund - Advisor Class
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
TCW Total Return Bond Fund - Class N
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	09/11/2015	249	$9.90	to	$10.00	$2,471	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Templeton Foreign Fund - Class A
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
Templeton Global Bond Fund - Advisor Class
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
Third Avenue Real Estate Value Fund - Institutional Class
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	08/27/2014	—	$10.49	to	$10.50	$4	(a)	0.95%	to	1.15%		(a)
Thornburg International Value Fund - Class R4
2018		—		$12.19		$2	—		1.15%			-21.00%
2017		—		$15.43		$3	0.75%		1.15%			23.64%
2016		—		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
Touchstone Value Fund - Institutional Class
2018		985		$12.21		$12,022	2.08%		—			-5.35%
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	07/14/2015	160		$9.94		$1,586	(b)		—			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2018		4,033	$3.17	to	$3.49	$13,275	—	0.25%	to	1.50%	-13.55%	to	-12.31%
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total Bond Market Index Fund - Investor Shares
2018	5/25/2018	—		$10.16		—	(e)		1.00%			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
Diversified Value Portfolio
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	(e)	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	(e)	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	(e)	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	(e)	0.95%	to	2.00%	7.64%	to	8.79%
Equity Income Portfolio
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
Small Company Growth Portfolio
2018		2	$25.58	to	$29.83	$47	—	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
Victory Integrity Small-Cap Value Fund - Class Y
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	08/22/2014	1	$10.75	to	$10.81	$6	(a)	0.10%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Victory Sycamore Small Company Opportunity Fund - Class R
2018		—	$23.87	to	$24.85	$8	—	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
Voya Balanced Portfolio - Class I
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
Voya Large Cap Value Fund - Class A
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
Voya Real Estate Fund - Class A
2018		25	$23.73	to	$29.90	$678	2.93%	0.00%	to	1.55%	-9.70%	to	-8.28%
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Floating Rate Fund - Class A
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(c)		1.20%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya GNMA Income Fund - Class A
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
Voya Intermediate Bond Fund - Class A
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
Voya Intermediate Bond Portfolio - Class I
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
Voya Intermediate Bond Portfolio - Class S
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Perspectives® Portfolio - Class I
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	05/12/2014	91	$10.13	to	$10.21	$922	(a)	0.25%	to	1.50%		(a)
Voya High Yield Portfolio - Adviser Class
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
Voya High Yield Portfolio - Institutional Class
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
Voya High Yield Portfolio - Service Class
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
Voya Large Cap Growth Portfolio - Adviser Class
2018		3		$24.08		$78	—		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
Voya Large Cap Growth Portfolio - Service Class
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
Voya Large Cap Value Portfolio - Adviser Class
2018		1		$12.64		$15	—		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
Voya Large Cap Value Portfolio - Institutional Class
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
Voya Large Cap Value Portfolio - Service Class
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Adviser Class
2018		1		$10.19		$15	—		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
Voya U.S. Stock Index Portfolio - Institutional Class
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2018		2		$10.24		$20	—		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
VY® Clarion Real Estate Portfolio - Adviser Class
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Institutional Class
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
VY® Clarion Real Estate Portfolio - Service Class
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
VY® Invesco Growth and Income Portfolio - Institutional Class
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
VY® Invesco Growth and Income Portfolio - Service Class
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2018		1		$18.72		$24	—		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
VY® T. Rowe Price International Stock Portfolio - Service Class
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
VY® Templeton Global Growth Portfolio - Institutional Class
2018		26	$9.26	to	$21.19	$520	3.10%	0.60%	to	1.40%	-15.36%	to	-14.63%
2017		30	$10.94	to	$24.82	$704	1.98%	0.60%	to	1.40%	16.85%	to	17.74%
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
VY® Templeton Global Growth Portfolio - Service Class
2018		311	$11.82	to	$14.42	$4,050	2.87%	0.25%	to	1.50%	-15.65%	to	-14.57%
2017		369	$14.56	to	$16.88	$5,690	1.67%	0.25%	to	1.50%	16.47%	to	17.96%
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
Voya Government Money Market Portfolio - Class I
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Real Estate Fund - Class A
2018		2	$20.84	to	$21.35	$51	3.81%	0.35%	to	0.60%	-9.47%	to	-9.30%
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
Voya Multi-Manager International Small Cap Fund - Class A
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
Voya Multi-Manager International Small Cap Fund - Class I
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	06/06/2016	3	$10.13	to	$10.20	$28	(c)	0.30%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Voya Global Bond Portfolio - Adviser Class
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			0.42%
Voya Global Bond Portfolio - Initial Class
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
Voya Index Solution 2025 Portfolio - Initial Class
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
Voya Index Solution 2025 Portfolio - Service Class
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
Voya Index Solution 2025 Portfolio - Service 2 Class
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
Voya Index Solution 2035 Portfolio - Initial Class
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service Class
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
Voya Index Solution 2035 Portfolio - Service 2 Class
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
Voya Index Solution 2045 Portfolio - Initial Class
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
Voya Index Solution 2045 Portfolio - Service Class
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
Voya Index Solution 2045 Portfolio - Service 2 Class
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Initial Class
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
Voya Index Solution 2055 Portfolio - Service Class
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
Voya Index Solution 2055 Portfolio - Service 2 Class
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
Voya Index Solution Income Portfolio - Initial Class
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
Voya Index Solution Income Portfolio - Service Class
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service 2 Class
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
Voya Solution 2025 Portfolio - Adviser Class
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
Voya Solution 2025 Portfolio - Initial Class
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
Voya Solution 2025 Portfolio - Service Class
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
Voya Solution 2025 Portfolio - Service 2 Class
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Adviser Class
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
Voya Solution 2035 Portfolio - Initial Class
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
Voya Solution 2035 Portfolio - Service Class
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
Voya Solution 2035 Portfolio - Service 2 Class
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
Voya Solution 2045 Portfolio - Adviser Class
2018		1	$16.68	to	$17.19	$15	—	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Initial Class
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
Voya Solution 2045 Portfolio - Service Class
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
Voya Solution 2045 Portfolio - Service 2 Class
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
Voya Solution 2055 Portfolio - Initial Class
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
Voya Solution 2055 Portfolio - Service Class
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
Voya Solution Balanced Portfolio - Service Class
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
Voya Solution Income Portfolio - Initial Class
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
Voya Solution Income Portfolio - Service Class
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service 2 Class
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
Voya Solution Moderately Conservative Portfolio - Service Class
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Adviser Class
2018		11		$26.01		$277	—		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
VY® Baron Growth Portfolio - Service Class
2018		3,388	$13.26	to	$44.00	$122,163	—	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
VY® Columbia Contrarian Core Portfolio - Service Class
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2018		8		$16.28		$125	—		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
VY® Columbia Small Cap Value II Portfolio - Service Class
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Adviser Class
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
VY® Invesco Comstock Portfolio - Service Class
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
VY® Invesco Equity and Income Portfolio - Adviser Class
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
VY® Invesco Equity and Income Portfolio - Initial Class
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
VY® Invesco Equity and Income Portfolio - Service Class
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
VY® Oppenheimer Global Portfolio - Adviser Class
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
VY® Oppenheimer Global Portfolio - Initial Class
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Service Class
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
VY® Pioneer High Yield Portfolio - Initial Class
2018		1,779	$18.34	to	$23.54	$36,471	5.32%	0.00%	to	1.95%	-4.58%	to	-2.66%
2017		1,834	$19.22	to	$24.19	$39,046	4.95%	0.00%	to	1.95%	5.26%	to	7.39%
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
VY® Pioneer High Yield Portfolio - Service Class
2018		9	$19.35	to	$21.68	$199	4.23%	0.40%	to	1.30%	-4.16%	to	-3.30%
2017		19	$20.19	to	$22.56	$416	4.38%	0.35%	to	1.30%	5.89%	to	6.82%
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2018		11		$27.68		$292	—		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		49	$20.15	to	$31.29	$1,206	—	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2018		32		$29.25		$928	—		0.35%			-1.91%
2017		56		$29.82		$1,656	—		0.35%			32.42%
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Initial Class
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
VY® Templeton Foreign Equity Portfolio - Service Class
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
Voya Corporate Leaders 1-- Fund - Class I
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	06/29/2015	153	$9.60	to	$9.68	$1,470	(b)	0.25%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Strategic Allocation Conservative Portfolio - Class I
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
Voya Strategic Allocation Growth Portfolio - Class I
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
Voya Growth and Income Portfolio - Class A
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
Voya Growth and Income Portfolio - Class I
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
Voya Growth and Income Portfolio - Class S
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
Voya Global Equity Portfolio - Class I
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(b)	0.00%	to	1.50%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class S
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(b)	0.00%	to	1.40%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Plus LargeCap Portfolio - Class I
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
Voya Index Plus LargeCap Portfolio - Class S
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
Voya Index Plus MidCap Portfolio - Class I
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
Voya Index Plus MidCap Portfolio - Class S
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
Voya Index Plus SmallCap Portfolio - Class S
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
Voya International Index Portfolio - Class I
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
Voya International Index Portfolio - Class S
2018		—		$16.78		$7	—		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
Voya Russell™ Large Cap Index Portfolio - Class I
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
Voya Russell™ Large Cap Index Portfolio - Class S
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
Voya Russell™ Mid Cap Index Portfolio - Class I
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
Voya Russell™ Small Cap Index Portfolio - Class I
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
Voya Small Company Portfolio - Class I
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
Voya Small Company Portfolio - Class S
2018		5		$24.12		$129	—		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
Voya MidCap Opportunities Portfolio - Class I
2018		7,662	$15.24	to	$38.17	$226,057	—	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
Voya MidCap Opportunities Portfolio - Class S
2018		41	$21.58	to	$30.69	$1,008	—	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
Voya SmallCap Opportunities Portfolio - Class I
2018		3,223	$11.82	to	$32.26	$55,777	—	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
Voya SmallCap Opportunities Portfolio - Class S
2018		4		$25.65		$104	—		0.35%			-16.40%
2017		4		$30.68		$109	—		0.35%			18.05%
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger International
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
Wanger Select
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
Wanger USA
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
Washington Mutual Investors FundSM - Class R-3
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
Washington Mutual Investors FundSM - Class R-4
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Small Cap Value Fund - Class A
2018		7		$15.92		$105	—		1.00%			-19.64%
2017		7		$19.81		$131	—		1.00%			12.75%
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
Wells Fargo Small Company Growth Fund - Administrator Class
2018		461	$12.85	to	$13.37	$6,008	—	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	—	0.30%	to	1.50%	18.87%	to	19.72%
2016	5/17/2016	19	$11.38	to	$11.61	$216	(c)	0.50%	to	1.25%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Wells Fargo Special Small Cap Value Fund - Class A
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 14, 2019

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,860 as of 2018 and $21,774 as of 2017)	$22,981	$23,141
Fixed maturities, at fair value using the fair value option	1,171	941
Equity securities, at fair value (cost of $45 as of 2018 and 2017)	57	60
Short-term investments	50	25
Mortgage loans on real estate, net of valuation allowance of $1 as of 2018 and 2017	4,918	4,910
Policy loans	210	214
Limited partnerships/corporations	583	411
Derivatives	128	136
Securities pledged (amortized cost of $867 as of 2018 and $864 as of 2017)	882	960
Other investments	40	—
Total investments	31,020	30,798
Cash and cash equivalents	364	288
Short-term investments under securities loan agreements, including collateral delivered	793	765
Accrued investment income	301	304
Premiums receivable and reinsurance recoverable	1,409	1,496
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,104	766
Notes receivable from affiliate	—	175
Short-term loan to affiliate	—	80
Current income tax recoverable	35	—
Due from affiliates	54	60
Property and equipment	62	64
Other assets	251	140
Assets held in separate accounts	67,323	73,036
Total assets	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2018 and 2017
(In millions, except share and per share data)

	As of December 31,
	2018	2017
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$30,695	$29,669
Payable for securities purchased	49	79
Payables under securities loan agreements, including collateral held	827	845
Due to affiliates	73	61
Derivatives	99	85
Current income tax payable to Parent	—	23
Deferred income taxes	64	187
Other liabilities	264	406
Liabilities related to separate accounts	67,323	73,036
Total liabilities	99,394	104,391

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2018 and 2017; $50 par value per share)	3	3
Additional paid-in capital	2,728	2,730
Accumulated other comprehensive income (loss)	108	818
Retained earnings (deficit)	483	30
Total shareholder's equity	3,322	3,581
Total liabilities and shareholder's equity	$102,716	$107,972

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Revenues:
Net investment income	$1,623	$1,520	$1,501
Fee income	695	713	725
Premiums	41	48	870
Broker-dealer commission revenue	69	170	175
Net realized capital gains (losses):
Total other-than-temporary impairments	(18)	(19)	(19)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	2	(7)	—
Net other-than-temporary impairments recognized in earnings	(20)	(12)	(19)
Other net realized capital gains (losses)	(222)	(188)	(194)
Total net realized capital gains (losses)	(242)	(200)	(213)
Other revenue	13	—	(2)
Total revenues	2,199	2,251	3,056
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	828	958	1,765
Operating expenses	647	801	815
Broker-dealer commission expense	69	170	175
Net amortization of Deferred policy acquisition costs and Value of business acquired	86	233	167
Total benefits and expenses	1,630	2,162	2,922
Income (loss) before income taxes	569	89	134
Income tax expense (benefit)	74	(121)	21
Net income (loss)	$495	$210	$113

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Net income (loss)	$495	$210	$113
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(897)	387	258
Other-than-temporary impairments	8	(4)	9
Pension and other postretirement benefits liability	(1)	(2)	(1)
Other comprehensive income (loss), before tax	(890)	381	266
Income tax expense (benefit) related to items of other comprehensive income (loss)	(192)	122	93
Other comprehensive income (loss), after tax	(698)	259	173
Comprehensive income (loss)	$(203)	$469	$286

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2016	$3	$3,272	$386	$(293)	$3,368
Comprehensive income (loss):
Net income (loss)	—	—	—	113	113
Other comprehensive income (loss), after tax	—	—	173	—	173
Total comprehensive income (loss)					286
Dividends paid and distributions of capital	—	(278)	—	—	(278)
Employee related benefits	—	—	—	—	—
Balance as of December 31, 2016	3	2,994	559	(180)	3,376
Comprehensive income (loss):
Net income (loss)	—	—	—	210	210
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					469
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017- As previously filed	3	2,730	818	30	3,581

Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	72	72
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance as of January 1, 2018 - As adjusted	3	2,730	806	114	3,653
Comprehensive income (loss):
Net income (loss)	—	—	—	495	495
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(203)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	$3	$2,728	$108	$483	$3,322

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities:
Net income (loss)	$495	$210	$113
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(64)	(80)	(80)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	87	234	168
Net accretion/amortization of discount/premium	(3)	12	(1)
Future policy benefits, claims reserves and interest credited	547	534	1,289
Deferred income tax (benefit) expense	49	(158)	(3)
Net realized capital losses	242	200	213
Depreciation	2	3	4
Change in:
Accrued investment income	3	(3)	(6)
Premiums receivable and reinsurance recoverable	87	138	205
Other receivables and asset accruals	(15)	21	7
Due to/from affiliates	18	(105)	30
Other payables and accruals	(169)	(3)	126
Other, net	(33)	(24)	(11)
Net cash provided by operating activities	1,246	979	2,054
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,983	4,462	3,184
Equity securities, available-for-sale	3	25	49
Mortgage loans on real estate	598	494	375
Limited partnerships/corporations	99	81	71
Acquisition of:
Fixed maturities	(5,475)	(4,247)	(5,664)
Equity securities, available-for-sale	(3)	(2)	—
Mortgage loans on real estate	(606)	(1,149)	(900)
Limited partnerships/corporations	(254)	(120)	(113)
Derivatives, net	23	203	28
Policy loans, net	4	5	11
Short-term investments, net	(26)	8	(33)
Short-term loan to affiliate, net	80	(80)	—
Collateral received (delivered), net	(46)	(189)	(30)
Other investments, net	(40)	—	—
Net cash used in investing activities	(1,660)	(509)	(3,022)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2018, 2017 and 2016
(In millions)

	Year Ended December 31,
	2018	2017	2016
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,744	$2,380	$3,746
Maturities and withdrawals from investment contracts	(3,108)	(2,794)	(2,534)
Settlements on deposit contracts	(20)	(64)	(66)
Dividends paid and return of capital distribution	(126)	(265)	(278)
Net cash (used in) provided by financing activities	490	(743)	868
Net increase (decrease) in cash and cash equivalents	76	(273)	(100)
Cash and cash equivalents, beginning of period	288	561	661
Cash and cash equivalents, end of period	$364	$288	$561
Supplemental cash flow information:
Income taxes paid, net	$83	$13	$15

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

As of June 1, 2018, Directed Services LLC ("DSL") was divested pursuant to the transaction described below. Subsequent to the transaction, VRIAC has one wholly owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's broker-dealer subsidiary. Following the closing of the Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial's retail broker-dealer, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP and DSL. Intercompany transactions and balances have been eliminated. As of June 1, 2018, DSL was divested pursuant to the Transaction.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU")
2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance financial services contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

The Company defers (1) incremental commissions and variable compensation paid to the Company's direct sales force, consultant channel, and intermediary partners, as a result of obtaining certain financial services contracts and (2) account set-up expenses on certain recordkeeping contracts. The Company expenses as incurred deferrable contract costs for which the amortization period would be one year or less (based on the U.S. GAAP practical expedient) and other contract-related costs. The Company periodically reviews contract cost assets for impairment. Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2018, contract cost assets were $93. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. This method is consistent with the transfer of services to which the assets relate. For the year ended December 31, 2018, amortization expenses of $18 were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.3% for the years 2018, 2017 and 2016. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions.The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and excludes any amounts collected on behalf of third parties. For recordkeeping and administration services, the Company recognizes revenue as services are provided, generally over time. In addition, the Company may arrange for sub-advisory services for a customer under certain contracts. Revenue is recognized when the Company has satisfied a performance obligation by transferring control of a service to a customer. Contract terms are typically less than one year, and consideration is generally variable and due as services are rendered.

For distribution and shareholder servicing revenue, the Company provides distribution services at a point in time and shareholder services over time. Such revenue is recognized when the Company has satisfied a performance obligation and related consideration is received. Contract terms are less than one year, and consideration is variable. For distribution services, revenue may be recognized in periods subsequent to when the Company has satisfied a performance obligation, as a component of related consideration is constrained under certain contracts.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table and represents approximately 14.8% of total revenue for the year ended December 31, 2018. For the year ended December 31, 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods.

Year Ended December 31, 2018
Service Line
Recordkeeping & administration	$202
Distribution & shareholder servicing	123
Total financial services revenue	$325

Receivables of $63 are included in Other assets on the Consolidated Balance Sheet as of December 31, 2018.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.
Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-05, Derecognition of Nonfinancial Assets
This standard, issued in February 2017, requires entities to apply certain recognition and measurement principles in ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" (see Revenue from Contracts with Customers below) when they derecognize nonfinancial assets and in substance nonfinancial assets through sale or transfer, and the counterparty is not a customer.
		January 1, 2018 using the modified retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments
This standard, issued in August 2016, addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on eight specific cash flow issues.
		January 1, 2018 using the retrospective method.	The adoption had no effect on the Company's financial condition, results of operations, or cash flows.
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting
This standard, issued in March 2016, simplifies the accounting for share-based payment award transactions with respect to:
 • The income tax consequences of awards,
 • The impact of forfeitures on the recognition of expense for awards,
 • Classification of awards as either equity or liabilities, and
 • Classification on the statement of cash flows.
		January 1, 2017 using the transition method prescribed for each applicable provision.	The guidance was adopted using the various transition methods as prescribed by the ASU and did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities
This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
 • Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
 • Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.
January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.
The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers
This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.
January 1, 2018 using the modified retrospective method.
The adoption had no impact on revenue recognition. However, the adoption resulted in a $90 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $18 increase in deferred tax liabilities, resulting in a net $72 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $93 increase in Other assets, reduced by a related $20 decrease in Deferred income taxes, resulting in a net $73 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. The provisions of ASU 2018-12 are effective for fiscal years beginning after December 15, 2020, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12 Subject Area	Description of Requirements	Transition Provisions	Effect on the financial statements or other significant matters
Assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts
Requires insurers to review and, if necessary, update cash flow assumptions at least annually.

The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of operations in the period in which the update is made.
The rate used to discount the liability for future policy benefits will be required to be updated quarterly, with related changes in the liability recorded in Accumulated other comprehensive income. The discount rate will be based on an upper-medium grade fixed-income corporate instrument yield reflecting the duration characteristics of the relevant liabilities.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. Under either method, upon adoption the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

The application of periodic assumption updates for nonparticipating traditional and limited payment insurance contracts is significantly different from the current accounting approach for such liabilities, which is based on assumptions that are locked in at contract inception unless a premium deficiency occurs. Under the current accounting guidance, the liability discount rate is based on expected yields on the underlying investment portfolio held by the insurer.
The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

Measurement of market risk benefits
Creates a new category of benefit features called market risk benefits, defined as features that protect contract holders from capital market risk and expose the insurers to that risk. Market risk benefits will be required to be measured at fair value, with changes in fair value recognized in the Statement of operations, except for changes in fair value attributable to changes in the instrument-specific credit risk, which will be recorded in Accumulated other comprehensive income.

Full retrospective application is required. Upon adoption, any difference between the fair value and pre-adoption carrying value of market risk benefits not currently measured at fair value will be recorded to retained earnings. In addition, the cumulative effect of changes in instrument-specific credit risk will be reclassified from retained earnings to AOCI.

Under the current accounting guidance, certain features that are expected to meet the definition of market risk benefits are accounted for as either insurance liabilities or embedded derivatives.
The implications of these requirements and related potential financial statement impacts are currently being evaluated.

Amortization of DAC and other balances
Requires DAC (and other balances that refer to the DAC model, such as deferred sales inducement costs and unearned revenue liabilities) for all long-duration contracts to be measured on a constant level basis over the expected life of the contract.

Initial adoption is required to be reported using either a full retrospective or modified retrospective approach. The method of transition applied for DAC and other balances must be consistent with the transition method selected for future policy benefit liabilities, as described above.

This approach is intended to approximate straight-line amortization and cannot be based on revenue or profits as it is under the current accounting model. Related amounts in AOCI will be eliminated upon adoption. ASU 2018-12 did not change the existing accounting guidance related to VOBA and net cost of reinsurance, which allows, but does not require, insurers to amortize such balances on a basis consistent with DAC.

The implications of these requirements, including transition options, and related potential financial statement impacts are currently being evaluated.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation costs in a cloud computing arrangement that is a service contract
This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.
		January 1, 2020 with early adoption permitted. Initial adoption of ASU 2018-15 may be reported either on a prospective or retrospective basis.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-15.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 with early adoption permitted. The transition method varies by provision.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2018-13.
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.

January 1, 2019 with early adoption permitted. Initial adoption of ASU 2018-02 may be reported either in the period of adoption or on a retrospective basis in each period in which the effect of the change in the U.S. federal corporate income tax rate resulting from Tax Reform is recognized.

The Company intends to adopt ASU 2018-02 as of January 1, 2019. Adoption is expected to result in an increase to Accumulated other comprehensive income of approximately $137, with a corresponding decrease in Retained earnings.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities
This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.
In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.

January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-12 is required to be reported using a modified retrospective approach, with the exception of the presentation and disclosure requirements which are required to be applied prospectively.
The Company does not expect ASU 2017-12 to have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities	This standard, issued in March 2017, shortens the amortization period for certain callable debt securities held at a premium by requiring the premium to be amortized to the earliest call date.	January 1, 2019, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-08 is required to be reported using a modified retrospective approach.	The Company does not expect ASU 2017-08 to have material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

January 1, 2019, including interim period, with early adoption permitted. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively.
The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2016-02, Leases
This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 and 2019 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.

January 1, 2019, including interim periods, on a modified retrospective basis and with early adoption permitted.

In July 2018, the FASB issued an amendment that adds an optional transition method to apply the guidance on a modified retrospective basis at the adoption date, which is January 1, 2019.

The Company does not expect that the adoption will have a material impact on the Company's financial condition, results of operations, or cash flows.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$651	$87	$—	$—	$738	$—
U.S. Government agencies and authorities	—	—	—	—	—	—
State, municipalities and political subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—

Residential mortgage-backed securities:
Agency	1,989	54	20	4	2,027	—
Non-Agency	977	39	12	5	1,009	3
Total Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2

Total fixed maturities, including securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	24,031	642	530	9	24,152	5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2017:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$547	$109	$—	$—	$656	$—
U.S. Government agencies and authorities	3	—	—	—	3	—
State, municipalities and political subdivisions	842	40	4	—	878	—
U.S. corporate public securities	8,476	786	26	—	9,236	—
U.S. corporate private securities	3,387	148	38	—	3,497	—
Foreign corporate public securities and foreign governments(1)	2,594	192	9	—	2,777	—
Foreign corporate private securities(1)	3,105	155	45	—	3,215	7

Residential mortgage-backed securities:
Agency	1,878	65	17	6	1,932	—
Non-Agency	639	54	2	6	697	4
Total Residential mortgage-backed securities	2,517	119	19	12	2,629	4
Commercial mortgage-backed securities	1,437	39	6	—	1,470	—
Other asset-backed securities	671	11	1	—	681	2

Total fixed maturities, including securities pledged	23,579	1,599	148	12	25,042	13
Less: Securities pledged	864	104	8	—	960	—
Total fixed maturities	22,715	1,495	140	12	24,082	13
Equity securities	45	15	—	—	60	—
Total fixed maturities and equity securities investments	$22,760	$1,510	$140	$12	$24,142	$13
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $190 of net unrealized gains on impaired available-for-sale securities.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2018, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$548	$552
After one year through five years	4,184	4,203
After five years through ten years	5,971	5,864
After ten years	8,082	8,266
Mortgage-backed securities	4,883	4,941
Other asset-backed securities	1,230	1,208
Fixed maturities, including securities pledged	$24,898	$25,034

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2018 and 2017, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2018
Communications	$1,139	$55	$21	$1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$17,037	$457	$454	$17,040

December 31, 2017
Communications	$1,145	$114	$1	$1,258
Financial	2,750	185	4	2,931
Industrial and other companies	7,953	532	65	8,420
Energy	1,970	159	33	2,096
Utilities	2,725	216	11	2,930
Transportation	697	52	2	747
Total	$17,240	$1,258	$116	$18,382

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2018 and 2017, approximately 52.5% and 52.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2018 and 2017, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2018 and 2017, the fair value of loaned securities was $759 and $799, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2018 and 2017, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $719 and $744, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2018 and 2017, liabilities to return collateral of $719 and $744, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2018 and 2017, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $67 and $61, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 20181)(2)	December 31, 2017(1)(2)
U.S. Treasuries	$92	$177
U.S. corporate public securities	523	460
Foreign corporate public securities and foreign governments	170	168
Equity Securities	1	—
Payables under securities loan agreements	$786	$805
(1) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include cash collateral of $719 and $744, respectively.
(2) As of December 31, 2018 and December 31, 2017, borrowings under securities lending transactions include non-cash collateral of $67 and $61, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $583 and $411 as of December 31, 2018 and 2017, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$—	$—	$—	$—	$15	$—	$15	$—
State, municipalities and political subdivisions	60	—	131	3	88	5	279	8
U.S. corporate public securities	1,285	37	1,775	94	535	50	3,595	181
U.S. corporate private securities	639	13	863	27	579	66	2,081	106
Foreign corporate public securities and foreign governments	503	12	656	42	169	26	1,328	80
Foreign corporate private securities	604	10	900	67	221	20	1,725	97
Residential mortgage-backed	345	6	215	5	412	21	972	32
Commercial mortgage-backed	447	6	418	10	312	12	1,177	28
Other asset-backed	476	11	416	16	61	1	953	28
Total	$4,359	$95	$5,374	$264	$2,392	$201	$12,125	$560

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2017:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$18	$—	$—	$—	$12	$—	$30	$—
State, municipalities and political subdivisions	34	—	1	—	91	4	126	4
U.S. corporate public securities	504	11	—	—	304	15	808	26
U.S. corporate private securities	226	2	46	2	499	34	771	38
Foreign corporate public securities and foreign governments	148	1	5	—	99	8	252	9
Foreign corporate private securities	135	38	13	—	161	7	309	45
Residential mortgage-backed	263	5	26	1	438	13	727	19
Commercial mortgage-backed	436	5	19	—	50	1	505	6
Other asset-backed	95	1	9	—	38	—	142	1
Total	$1,859	$63	$119	$3	$1,692	$82	$3,670	$148

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 92.2% and 95.4% of the average book value as of December 31, 2018 and 2017, respectively.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
Six months or less below amortized cost	$4,531	$88	$106	$21	826	25
More than six months and twelve months or less below amortized cost	5,535	73	235	27	1,063	6
More than twelve months below amortized cost	2,378	80	144	27	519	5
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
Six months or less below amortized cost	$1,883	$67	$30	$38	433	7
More than six months and twelve months or less below amortized cost	128	7	4	2	37	1
More than twelve months below amortized cost	1,661	72	53	21	335	7
Total	$3,672	$146	$87	$61	805	15

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2018
U.S. Treasuries	$15	$—	$—	$—	5	—
State, municipalities and political subdivisions	287	—	8	—	132	—
U.S. corporate public securities	3,721	55	164	17	796	8
U.S. corporate private securities	2,120	67	84	22	245	2
Foreign corporate public securities and foreign governments	1,348	60	65	15	307	9
Foreign corporate private securities	1,765	57	76	21	157	6
Residential mortgage-backed	1,004	—	32	—	301	8
Commercial mortgage-backed	1,205	—	28	—	228	—
Other asset-backed	979	2	28	—	237	3
Total	$12,444	$241	$485	$75	2,408	36

December 31, 2017
U.S. Treasuries	$30	$—	$—	$—	6	—
State, municipalities and political subdivisions	130	—	4	—	96	—
U.S. corporate public securities	828	6	24	2	167	2
U.S. corporate private securities	743	66	18	20	71	2
Foreign corporate public securities and foreign governments	254	7	7	2	61	1
Foreign corporate private securities	288	66	8	37	35	6
Residential mortgage-backed	746	—	19	—	194	3
Commercial mortgage-backed	511	—	6	—	131	—
Other asset-backed	142	1	1	—	44	1
Total	$3,672	$146	$87	$61	805	15

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairment analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2018, the Company did not have any new commercial mortgage loan or private placement troubled debt restructuring. As of December 31, 2017, the Company did not have any new commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $3.

As of December 31, 2018 and 2017, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2018			December 31, 2017
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4	$4,915	$4,919	$4	$4,907	$4,911
Collective valuation allowance for losses	N/A	(1)	(1)	N/A	(1)	(1)
Total net commercial mortgage loans	$4	$4,914	$4,918	$4	$4,906	$4,910
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2018, 2017 and 2016.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2018	December 31, 2017
Collective valuation allowance for losses, balance at January 1	$1	$1
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1	$1

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2018	December 31, 2017
Impaired loans without allowances for losses	$4	$4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4	$4
Unpaid principal balance of impaired loans	$5	$6

As of December 31, 2018 and 2017, the Company did not have any impaired loans with allowances for losses.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2018 and 2017.

There was one loan 60 days or less in arrears, with respect to principal and interest as of December 31, 2018, with a total amortized cost of $6. There were no loans in arrears, with respect to principal and interest as of December 31, 2017.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Impaired loans, average investment during the period (amortized cost)(1)	$4	$4	$8
Interest income recognized on impaired loans, on an accrual basis(1)	—	—	—
Interest income recognized on impaired loans, on a cash basis(1)	—	—	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	—	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:

	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2018 (1)
Loan-to-Value Ratios:
0% - 50%	$284	$24	$23	$—	$—	$331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$3,718	$484	$613	$53	$51	$4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.
	Recorded Investment
	Debt Service Coverage Ratios
	> 1.5x	>1.25x - 1.5x	>1.0x - 1.25x	< 1.0x	Commercial mortgage loans secured by land or construction loans	Total	% of Total
December 31, 2017 (1)
Loan-to-Value Ratios:
0% - 50%	$297	$30	$—	$14	$—	$341	6.9%
>50% - 60%	1,205	25	21	—	5	1,256	25.7%
>60% - 70%	2,241	228	534	39	—	3,042	61.9%
>70% - 80%	154	57	45	—	6	262	5.3%
>80% and above	5	—	—	1	4	10	0.2%
Total	$3,902	$340	$600	$54	$15	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$994	20.2%	$985	20.1%
South Atlantic	1,011	20.5%	982	20.0%
Middle Atlantic	1,039	21.2%	1,097	22.4%
West South Central	566	11.5%	552	11.2%
Mountain	458	9.3%	457	9.3%
East North Central	465	9.5%	468	9.5%
New England	75	1.5%	77	1.6%
West North Central	258	5.2%	243	4.9%
East South Central	53	1.1%	50	1.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2018 (1)		December 31, 2017 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,335	27.2%	$1,383	28.1%
Industrial	1,323	26.9%	1,326	27.0%
Apartments	1,104	22.4%	948	19.3%
Office	791	16.1%	829	16.9%
Hotel/Motel	111	2.3%	177	3.6%
Mixed Use	46	0.9%	52	1.1%
Other	209	4.2%	196	4.0%
Total Commercial mortgage loans	$4,919	100.0%	$4,911	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table presents mortgages by year of origination as of the dates indicated:

	December 31, 2018 (1)	December 31, 2017 (1)
Year of Origination:
2018	$375	$—
2017	1,108	1,086
2016	906	867
2015	589	703
2014	490	538
2013	585	644
2012 and prior	866	1,073
Total Commercial mortgage loans	$4,919	$4,911
(1) Balances do not include collective valuation allowance for losses.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$6		2	$—	*	3	$3	2
Foreign corporate public securities and foreign governments(1)	2		3	2		3	12	3
Foreign corporate private securities(1)	9		1	9		2	1	2
Residential mortgage-backed	3		58	1		17	3	25
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Other asset-backed	—	*	1	—		—	—	—
Total	$20		66	$12		26	$19	32
(1) Primarily U.S. dollar denominated.
*Less than $1.

The above table includes $14, $12 and $1 of write-downs related to credit impairments for the years ended December 31, 2018, 2017 and 2016, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $6 and $18 in write-downs for the years ended December 31, 2018 and 2016, respectively, are related to intent impairments. There were immaterial write-downs related to intent impairments for the year ended December 31, 2017.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2018			2017			2016
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$5		2	$—	*	3	$4	1
Foreign corporate public securities and foreign governments(1)	—		—	—		—	12	2
Residential mortgage-backed	1		22	—	*	6	2	4
Commercial mortgage-backed	—	*	1	—	*	1	—	—
Total	$6	*	25	$—	*	10	$18	7
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Balance at January 1	$16	$9	$19
Additional credit impairments:
On securities not previously impaired	—	9	—
On securities previously impaired	1	—	1
Reductions:
Securities intent impaired	12	—	—
Increase in cash flows	—	—	2
Securities sold, matured, prepaid or paid down	—	2	9
Balance at December 31	$5	$16	$9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities	$1,363	$1,302	$1,325
Equity securities	5	4	4
Mortgage loans on real estate	220	211	191
Policy loans	9	10	12
Short-term investments and cash equivalents	3	1	1
Other	95	60	30
Gross investment income	1,695	1,588	1,563
Less: investment expenses	72	68	62
Net investment income	$1,623	$1,520	$1,501

As of December 31, 2018 and 2017, the Company had $1 and $3, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Upon the adoption of ASU 2016-01 as of January 1, 2018, realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Fixed maturities, available-for-sale, including securities pledged	$(69)	$(29)	$(70)
Fixed maturities, at fair value option	(227)	(226)	(201)
Equity securities	(4)	—	—
Derivatives	(36)	9	51
Embedded derivatives - fixed maturities	(4)	(5)	(6)
Guaranteed benefit derivatives	94	55	13
Other investments	4	(4)	—
Net realized capital gains (losses)	$(242)	$(200)	$(213)

For the year ended December 31, 2018, the change in fair value of equity securities still held as of December 31, 2018 was $(4).

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Proceeds on sales	$2,498	$2,916	$1,825
Gross gains	14	30	20
Gross losses	50	39	85

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures:The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, accounted for under the deposit method, that contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rule changes related to the variation margin payments, effective the first quarter of 2017, the Company is required to adjust the derivative balances with the variation margin payments related to our cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2018			December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35	$—	$—	$35	$—	$—
Foreign exchange contracts	620	10	20	533	—	52
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	19,280	117	76	18,769	117	20
Foreign exchange contracts	12	—	—	26	—	—
Equity contracts	98	1	1	154	9	7
Credit contracts	201	—	2	771	10	6
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	9	—	N/A	12	—
Within products	N/A	—	15	N/A	—	117
Within reinsurance agreements	N/A	—	(80)	N/A	—	(21)
Managed custody guarantees	N/A	—	—	N/A	—	—
Total		$137	$34		$148	$181

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2018 and 2017. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$201	$—	$2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$3	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$771	$10	$6
Equity contracts	154	9	7
Foreign exchange contracts	559	—	52
Interest rate contracts	17,286	117	20
		136	85
Counterparty netting(1)		(50)	(50)
Cash collateral netting(1)		(84)	—
Securities collateral netting(1)		—	(30)
Net receivables/payables		$2	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2017, the Company held $11 and $74 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral. As of December 31, 2017, the Company delivered $161 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$1	$—
Foreign exchange contracts	8	12	(2)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(44)	(7)	50
Foreign exchange contracts	1	(3)	(1)
Equity contracts	—	1	1
Credit contracts	(1)	5	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(4)	(5)	(6)
Within products(2)	94	55	12
Within reinsurance agreements(3)	58	(22)	(28)
Managed custody guarantees(2)	—	—	1
Total	$112	$37	$30
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2018, 2017 and 2016, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2018, the fair value of credit default swaps of $2 was included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2017, the fair value of credit default swaps of $10 and $6 was included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2018 and December 31, 2017, the maximum potential future exposure to the Company was $5 and $497, respectively, on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$679	$59	$—	$738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Credit contracts	—	—	—	—
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$63,350	$29,249	$1,150	$93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$—	$19	$15	$34
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$597	$59	$—	$656
U.S. Government agencies and authorities	—	3	—	3
State, municipalities and political subdivisions	—	878	—	878
U.S. corporate public securities	—	9,210	26	9,236
U.S. corporate private securities	—	2,855	642	3,497
Foreign corporate public securities and foreign governments(1)	—	2,777	—	2,777
Foreign corporate private securities (1)	—	3,123	92	3,215
Residential mortgage-backed securities	—	2,608	21	2,629
Commercial mortgage-backed securities	—	1,463	7	1,470
Other asset-backed securities	—	638	43	681
Total fixed maturities, including securities pledged	597	23,614	831	25,042
Equity securities, available-for-sale	10	—	50	60
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	—	—	—
Equity contracts	—	9	—	9
Credit contracts	—	10	—	10
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,078	—	—	1,078
Assets held in separate accounts	67,966	5,059	11	73,036
Total assets	$69,651	$28,809	$892	$99,352
Percentage of Level to total	70%	29%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$20	$20
Stabilizer and MCGs	—	—	97	97
Other derivatives:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	52	—	52
Equity contracts	—	7	—	7
Credit contracts	—	6	—	6
Embedded derivative on reinsurance	—	(21)	—	(21)
Total liabilities	$—	$64	$117	$181
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2018 and 2017. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2018
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$26	$—	$—	$22	$—	$(5)	$—	$—	$(15)	$28	$—
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2017
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$7	$—	$—	$11	$—	$—	$(1)	$9	$—	$26	$—
U.S. Corporate private securities	525	—	10	61	—	(1)	(12)	69	(10)	642	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	154	(9)	(37)	31	—	—	(14)	—	(33)	92	(9)
Residential mortgage-backed securities	21	(7)	—	5	—	—	—	2	—	21	(7)
Commercial mortgage-backed securities	10	—	—	7	—	—	—	—	(10)	7	—
Other asset-backed securities	27	—	1	32	—	—	(2)	—	(15)	43	—
Total fixed maturities, including securities pledged	744	(16)	(26)	147	—	(1)	(29)	80	(68)	831	(16)
Equity securities, available-for-sale	48	—	—	2	—	—	—	—	—	50	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(151)	57	—	—	(3)	—	—	—	—	(97)	—
FIA(2)	(23)	(2)	—	—	—	—	5	—	—	(20)	—
Assets held in separate accounts(5)	6	—	—	18	—	(3)	—	2	(12)	11	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2018 and 2017, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2018:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.5%
Nonperformance risk	0.38% to 1.2%		0.38% to 1.2%
Actuarial Assumptions:
Partial Withdrawals	0% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2017:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.3%
Nonperformance risk	0.02% to 1.1%		0.02% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.5% to 7%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2018		December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$25,034	$25,034	$25,042	$25,042
Equity securities	57	57	60	60
Mortgage loans on real estate	4,918	4,983	4,910	4,924
Policy loans	210	210	214	214
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,207	1,207	1,078	1,078
Derivatives	128	128	136	136
Notes receivable from affiliates	—	—	175	222
Short-term loan to affiliate	—	—	80	80
Other investments	40	40	—	—
Assets held in separate accounts	67,323	67,323	73,036	73,036
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	26,068	29,108	25,314	29,431
Funding agreements with fixed maturities	658	652	—	—
Supplementary contracts, immediate annuities and other	333	354	365	418
Deposit liabilities	77	122	135	198
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	20	20
Stabilizer and MCGs	4	4	97	97
Other derivatives	99	99	85	85
Short-term debt(2)	1	1	—	—
Long-term debt(2)	4	4	5	5
Embedded derivatives on reinsurance	(80)	(80)	(21)	(21)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Notes receivable from affiliates	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2016	$520	$709		$1,229
Deferrals of commissions and expenses	74	5		79
Amortization:
Amortization, excluding unlocking	(72)	(87)		(159)
Unlocking (1)	(24)	(73)		(97)
Interest accrued	38	51	(2)	89
Net amortization included in the Consolidated Statements of Operations	(58)	(109)		(167)
Change in unrealized capital gains/losses on available-for-sale securities	(59)	(68)		(127)
Balance as of December 31, 2016	477	537		1,014
Deferrals of commissions and expenses	75	5		80
Amortization:
Amortization, excluding unlocking	(76)	(83)		(159)
Unlocking (1)	(61)	(93)		(154)
Interest accrued	37	43	(2)	80
Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017	385	367		752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	$536	$551		$1,087
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2018, 2017 and 2016.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year	Amount
2019	$18
2020	15
2021	14
2022	14
2023	14

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2018, the account value for the separate account contracts with guaranteed minimum benefits was $37.9 billion. The additional liability recognized related to minimum guarantees was $11. As of December 31, 2017, the account value for the separate account contracts with guaranteed minimum benefits was $38.1 billion. The additional liability recognized related to minimum guarantees was $103.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2018 and 2017 was $8.6 billion for both periods.

7.    Reinsurance

As of December 31, 2018, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2018, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2018 and 2017, the Company had $1.4 billion and $1.5 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2018	2017
Reserves ceded and claims recoverable	$1,409	$1,512
Premiums receivable, net	—	(16)
Total	$1,409	$1,496

For the years ended December 31, 2018, 2017 and 2016, premiums, net of reinsurance were $41, $48 and $870, respectively.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2018, VRIAC declared an ordinary dividend in the amount of $126, which was paid to its Parent on May 25, 2018. During the year ended December 31, 2017, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $265, $261 of which was paid on May 24, 2017 and $4 of which was paid on December 28, 2017.

On March 28, 2018, VFP paid a $20 dividend to VRIAC, its parent; on June 28, 2018, VFP paid a $20 dividend to VRIAC; on September 26, 2018, VFP paid a $20 dividend to VRIAC; and on December 21, 2018, VFP paid a $30 dividend to VRIAC. During the year ended December 31, 2017, VFP paid dividends in the amount of $85 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC. During the year ended December 31, 2017, DSL did not pay any dividends to VRIAC.

During the years ended December 31, 2018 and 2017, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income (loss) was $377, $195 and $266, for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory capital and surplus was $2.0 billion and $1.8 billion as of December 31, 2018 and 2017, respectively.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2018	2017	2016
Fixed maturities, net of OTTI	$127	$1,451	$862
Equity securities	—	15	15
Derivatives	140	124	201
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(73)	(433)	(324)
Premium deficiency reserve adjustment	(51)	(115)	(90)
Other	—	5	—
Unrealized capital gains (losses), before tax	143	1,047	664
Deferred income tax asset (liability)	(39)	(234)	(111)
Unrealized capital gains (losses), after tax	104	813	553
Pension and other postretirement benefits liability, net of tax	4	5	6
AOCI	$108	$818	$559

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(5)	$(1,102)
Equity securities	—	(1)	—		—
Other	(5)		1		(4)
OTTI	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(2)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(3)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(4)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1) Balance reclassified to Retained earnings due to adoption of ASU 2016-01.
(2) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(3) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(4) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(5) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$564		$(190)	$374
Equity securities	—		—	—
Other	5		(2)	3
OTTI	(4)		1	(3)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	29		(10)	19
DAC/VOBA and Sales inducements	(109)	(1)	42	(67)
Premium deficiency reserve adjustment	(25)		9	(16)
Change in unrealized gains/losses on available-for-sale securities	460		(150)	310

Derivatives:
Derivatives	(53)	(2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		8	(16)
Change in unrealized gains/losses on derivatives	(77)		27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2)	(3)	1	(1)
Change in pension and other postretirement benefits liability	(2)		1	(1)
Change in Other comprehensive income (loss)	$381		$(122)	$259
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$346		$(121)	$225
Equity securities	1		—	1
Other	—		—	—
OTTI	9		(3)	6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70		(25)	45
DAC/VOBA and Sales inducements	(128)	(1)	45	(83)
Premium deficiency reserve adjustment	(23)		8	(15)
Change in unrealized gains/losses on available-for-sale securities	275		(96)	179

Derivatives:
Derivatives	11	(2)	(4)	7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19)		7	(12)
Change in unrealized gains/losses on derivatives	(8)		3	(5)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$266		$(93)	$173
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
Current tax expense (benefit):
Federal	$25	$37	$24
Total current tax expense (benefit)	25	37	24
Deferred tax expense (benefit):
Federal	49	(158)	(3)
Total deferred tax expense (benefit)	49	(158)	(3)
Total income tax expense (benefit)	$74	$(121)	$21

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2018	2017		2016
Income (loss) before income taxes	$569	$89		$134
Tax rate	21.0%	35.0%		35.0%
Income tax expense (benefit) at federal statutory rate	119	31		47
Tax effect of:
Dividends received deduction	(49)	(36)		(27)
Valuation allowance	9	(5)		(2)
Tax Credit	—	5		2
Effect of Tax Reform	—	(116)	—	—
Other	(5)	—		1
Income tax expense (benefit)	$74	$(121)		$21
Effective tax rate	13.0%	(136.0)%		15.7%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.
The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allowed the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to the provisional estimate and additional impacts from Tax Reform were recorded during the measurement period as provided for in SAB 118.
In reliance on SAB 118, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future. In 2018, the Company finalized the impacts of Tax Reform.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2018	2017
Deferred tax assets
Insurance reserves	$74	$125
Investments	79	75
Compensation and benefits	51	55
Other assets	—	3
Total gross assets	204	258

Deferred tax liabilities
Net unrealized investment (gains) losses	(45)	(311)
Deferred policy acquisition costs	(205)	(134)
Other liabilities	(18)	—
Total gross liabilities	(268)	(445)
Net deferred income tax asset (liability)	$(64)	$(187)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2018 and 2017, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2018 and 2017 of $128 and $119, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income. For the years ended 2017 and 2016, the decreases in the valuation allowance were $5 and $2, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a (payable)/receivable to/from Voya Financial of $35 and $(23) as of December 31, 2018 and 2017, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2018 and December 31, 2017.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2018 and December 31, 2017.

Tax Regulatory Matters

For the tax years 2016 through 2019, Voya Financial participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial for the period ended December 31, 2016. Voya Financial is under examination for the periods ended December 31, 2017 and December 31, 2018. For the period ended December 31, 2017, Voya Financial expects the examination to be finalized within the next twelve months.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7, $8 and $8 for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $10, $11 and $10, for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Change in benefit obligation:
Benefit obligation, January 1	$88	$88
Interest cost	3	4
Benefits paid	(7)	(5)
Actuarial (gains) losses on obligation	(4)	1
Benefit obligation, December 31	$80	$88

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Accrued benefit cost	$(80)	$(88)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	(1)
Net amount recognized	$(80)	$(89)

Assumptions

The discount rate used in the measurement of the December 31, 2018 and 2017 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2018	2017
Discount rate	4.46%	3.85%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2018	2017	2016
Discount rate	3.85%	4.55%	4.81%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Interest cost	$3	$4	$4
Amortization of prior service cost (credit)	(1)	(1)	(1)
Net (gain) loss recognition	(4)	1	1
Net periodic (benefit) cost	$(2)	$4	$4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2019	$6
2020	6
2021	6
2022	6
2023	6
2024-2028	27

In 2019, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $23, $24 and $22 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company recognized tax benefits of $5, $9 and $8 for the years ended 2018, 2017 and 2016, respectively. Prior to January 1, 2017, excess tax benefits were recognized in Additional paid-in capital and accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital were not recognized until the benefits resulted in a reduction in taxes payable. The Company used tax law ordering to determine when excess tax benefits would be realized.

On a prospective basis from January 1, 2017, all excess tax benefits and tax deficiencies related to share-based compensation are reported in net income, rather than Additional paid-in capital.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2018, 2017, and 2016.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2018 and 2017, the amount of the loan outstanding was $5, which was reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the year ended December 31, 2018, rent expense for leases was $5. For the years ended December 31, 2017 and 2016, rent expense for leases was $4.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

securities underlying the commitments. As of December 31, 2018 the Company had off-balance sheet commitments to acquire mortgage loans of $63 and purchase limited partnerships and private placement investments of $519.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2018	2017
Fixed maturity collateral pledged to FHLB(1)	$771	$—
FHLB restricted stock(2)	40	—
Other fixed maturities-state deposits	13	13
Cash and cash equivalents	5	5
Securities pledged(3)	882	960
Total restricted assets	$1,711	$978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets.
(2) Included in Other investments on the Consolidated Balance sheets.
(3) Includes the fair value of loaned securities of $759 and $799 as of December 31, 2018 and 2017, respectively. In addition, as of December 31, 2018 and 2017, the Company delivered securities as collateral of $123 and $161, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2018, the Company had $657 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2018, assets with a market value of approximately $771 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously. Plaintiff filed an amended complaint on January 4, 2018, and the Company filed a motion to dismiss the amended complaint on February 8, 2018.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $65, $64 and $58, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $287, $263 and $265, respectively.

C-76

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2018, 2017 and 2016, expenses related to the agreement were incurred in the amount of $15, $43 and $45, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. In connection with the termination of the DSL agreement, as described below, the intercompany agreement with VIM was amended, effective May 1, 2017. For the years ended December 31, 2018, 2017 and 2016, revenue under the VIM intercompany agreement was $63, $55 and $33, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2018, 2017 and 2016 commission expenses incurred by VRIAC were $79, $77 and $73, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL served as the principal underwriter for variable insurance products and provided wholesale distribution services for mutual fund custodial products. In addition, DSL was authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2018, 2017 and 2016, commissions were collected in the amount of $69, $170 and $175, respectively. Such commissions were, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earned as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. On or about May 1, 2017, Voya Investments, LLC ("VIL") was appointed investment advisor for these certain additional U.S. registered investment companies previously managed by DSL, which in turn caused DSL and the Contracting Party to terminate separate revenue sharing intercompany agreements dated as of December 22, 2010 between DSL and the Contracting Party by which DSL had paid a portion of the revenue DSL earned as investment adviser. DSL continued to pay the Contracting Party the revenue DSL earned for other related services. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred under these intercompany agreements in the amounts of $26, $83 and $123, respectively.

•
Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. The fee for these services was calculated as a percentage of average assets of Voya Investors Trust. For the year ended December 31, 2018, no expenses were incurred under these agreements. For the years ended December 31, 2017 and 2016, expenses were incurred in the amounts of $23 and $70, respectively. See above where it is discussed that DSL no longer provides these advisory services, effective on May 1, 2017.

C-77

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2018 and 2017, the Company had deposit assets of $37 and $63, respectively, and deposit liabilities of $77 and $135, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provided or arranged for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earned a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. paid DSL a monthly fee which was based on a percentage of average daily net assets. For the years ended December 31, 2018, 2017 and 2016, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27, $179 and $350, respectively. See "Operating Agreements" section above where it is discussed that DSL no longer provide these advisory services, effective on May 1, 2017.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2018, 2017 and 2016, distribution revenues received by VFP related to affiliated mutual fund products were $27, $27 and $25, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2018, 2017, and 2016, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2018, 2017 and 2016. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2018, the Company did not have any outstanding

C-78

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

receivable/payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2017, the Company had an outstanding receivable of $80 and no outstanding payable.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $5, $11, $11 for the years ended December 31, 2018, 2017 and 2016, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December, 31, 2018.

C-79

Form No. SAI.167680-19	VRIAC Ed. May 2019

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.7)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017·• Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.8)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017·• Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(4.2)

Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.3)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.4)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.5)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.6)	Endorsement E-MMTC-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.7)	Endorsement E-MMFA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.8)	Endorsement E-EQWA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.9)

Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.10)	Endorsement E-RO457-11 to Contracts G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 5, 2011.
(4.11)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10 and G-CDA(12/99) and Certificates C-CDA-10 and C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(5.1)

Variable Annuity Contract Application (155634 (01/14)) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Amended and Restated Shareholder Services and Fund Participation Agreement dated May 22, 2018, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, AMG Funds LLC and AMG Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.2)

Rule 22c-2 Agreement made and entered into as of March 19, 2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.3)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.4)

(Retail) First Amendment dated February 5, 2009, Second Amendment dated October 1, 2009, and Third Amendment dated July 8, 2012, to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.5)

(Retail) Fourth Amendment, dated as of November 1, 2015, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, and Fred Alger & Company, Incorporated to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended February 5, 2009, October 1, 2009, and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.7)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.8)

(Retail) Amendment made as of May 25, 2017 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Saturna Brokerage Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.9)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.10)

Letter dated October 1, 2015, from American Beacon Funds to Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC and Voya Financial Partners, LLC regarding the amount of redemption fees charged • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.11)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into June 27, 2008 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.12)

(Retail) American Beacon Advisors, Inc. Assignment of Selling and Services Agreement and Fund Participation Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company and ING Financial Advisors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.13)

(Retail) First Amendment dated February 9, 2009 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.14)

(Retail) Second Amendment dated July 14, 2009 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on February 9, 2009 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.15)

(Retail) Third Amendment dated January 25, 2010 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on February 9, 2009 and July 14, 2009 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.16)

(Retail) Fourth Amendment April 1, 2016 to the Selling and Service Agreement and Fund Participation Agreement dated June 27, 2008 by and among Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC and amended on February 9, 2009, July 14, 2009 and January 25, 2010 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(8.17)

(Retail) Fifth Amendment September 28, 2017 to the Selling and Service Agreement and Fund Participation Agreement dated June 27, 2008 by and among Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC and amended on February 9, 2009, July 14, 2009, January 25, 2010 and April 1, 2016 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(8.18)

(Retail) American Beacon Advisors, Inc. Assignment of Rule 22c-2 Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.19)

Rule 22c-2 Agreement dated June 19, 2008 between American Beacon Advisors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.20)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.21)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Amendment No. 2 to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Amendment No. 3 to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Amendment No. 4 to Post-Effective Amendment No. 6 (File No. 333-167680), as filed on April 7, 2014.

(8.22)

(Retail) Fifth Amendment dated April 1, 2017 to the Fund Participation Agreement dated July 1, 2000 by and among Voya Retirement Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services, LLC as amended on November 7, 2003, October 1, 2004, April 1, 2007 and July 1, 2013 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(8.23)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.24)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.25)

(Retail) Amendment No. 1 effective November 7, 2003 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.26)

(Retail) Amendment No. 2 effective October 1, 2004 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.27)

(Retail) Amendment No. 3 effective April 1, 2007 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.28)

(Retail) Fourth Amendment dated as of April 6, 2009 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on April 1, 2007, October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.29)

(Retail) Fifth Amendment dated as of July 1, 2013 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003, October 1, 2004, April 1, 2007 and April 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.30)

(Retail) Novation Agreement dated February 23, 2010 to Selling and Services Agreement dated as of July 1, 2000 by and among American Century Investment Services, Inc., American Century Services, LLC, ING Financial Advisors, LLC, ING Life Insurance and Annuity Company and ING Institutional Plan Services LLP • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.31)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.32)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.33)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009 and December 1, 2010, February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.34)

(Retail) Ninth Amendment effective August 29, 2014 to Participation Agreement dated January 1, 2003 between American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.35)

(Retail) Tenth Amendment dated February 1, 2019, to the Fund Participation Agreement by and among American Funds Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.36)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.37)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.38)

Fourth Amendment effective August 29, 2014 to Service Agreement dated July 1, 2000 between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.39)

Sixth Amendment dated February 1, 2019, to the Service Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and American Funds Service Company. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.40)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.41)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.42)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.43)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.44)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.45)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.46)

(Retail) Second Amendment, dated as of September 1, 2015, to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006, as amended, by and among Voya Retirement Insurance and Annuity Company, Voya Institutional plan Services, LLC, Voya Financial Partners, LLC, Artisan Partners Limited Partnership and Artisan Partners Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.47)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2012.

(8.48)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.49)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.50)

Rule 22c-2 Agreement made and entered into as of March 11, 2014 between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.52)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.53)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.54)

(Retail) Third Amendment, signed as of August 1, 2015, and effective as of January 1, 2016, to the Selling and Services Agreement and Fund Participation Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.55)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.56)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.57)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.58)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.59)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.60)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.61)

First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011 and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 3 (File No. 333-167680), as filed on April 4, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as filed on December 20, 2012.

(8.62)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.63)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.64)

First Amendment dated May 1, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.65)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.66)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.67)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.68)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2012.

(8.69)

(Retail) Fund Participation Agreement effective October 1, 2000 between Aetna Life Insurance and Annuity Company and Bankers Trust Company (Scudder) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.70)

(Retail) Services Agreement made and entered into as of March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.71)

(Retail) First Amendment dated July 1, 2000 to the Services Agreement dated March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.72)

(Retail) Second Amendment dated August 1, 2005 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Scudder Investments Service Company (formerly Bankers Trust Company), as amended on July 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.73)

(Retail) Third Amendment dated May 1, 2006 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and DWS Scudder Investments Service Company (formerly Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000 and August 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.74)

(Retail) Fourth Amendment dated February 2, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005 and May 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.75)

(Retail) Fifth Amendment dated December 1, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006 and February 2, 2009 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.76)

(Retail) Seventh Amendment dated September 15, 2014 to the Services Agreement dated March 7, 2000 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and DeAWM Service Company (formerly DWS Investments Service Company, DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006, February 2, 2009, December 1, 2009 and January 1, 2014 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.77)

(Retail) Eighth Amendment dated as of November 11, 2015, to the Service Agreement dated as of March 7, 2001, as amended, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and DeAWM Service Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.78)

Rule 22c-2 Agreement dated March 19, 2007 and effective as of October 16, 2007 between DWS Scudder Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 9, 2010.

(8.79)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 26, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Davis Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.80)

(Retail) First Amendment dated January 7, 2009 to the Selling and Services Agreement and Participation Agreement dated May 26, 2006 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Davis Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.81)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Davis Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.82)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.83)

(Retail) Schedule A-1 (Delaware Investments Fund List) dated April 17, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.84)

(Retail) Schedule A-1 (Delaware Investments Fund List) dated September 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.85)

(Retail) Schedule A-1 (Delaware Investments Fund List) dated August 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.86)

Rule 22c-2 Agreement made and entered into March 17, 2009 between Delaware Service Company, Inc., ING Life Insurance and Annuity Company and ING National Trust • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.87)

Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.

(8.88)

Amendment dated March 31, 2011 to the Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.

(8.89)

Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.

(8.90)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.91)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.92)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.93)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.

(8.94)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.95)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.96)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.97)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.98)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.99)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.100)

(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.101)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.102)

(Retail) Sixth Amendment dated August 1, 2018, to the Master Shareholder Services Agreement dated August 28, 2000 between Voya Retirement Insurance and Annuity Company (fka ING Life Insurance and Annuity Company), Voya Financial Partners, LLC (fka ING Financial Advisers, LLC), Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 July 1, 2010, and July 1, 2013. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.103)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.104)

(Retail) Fund Participation Agreement dated October 1, 2000 between Aetna Life Insurance and Annuity Company and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.105)

(Retail) First Amendment dated September 11, 2009 to the Fund Participation Agreement dated October 1, 2000 by and between ING Life Insurance and Annuity Company, Goldman Sachs Trust and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.106)

(Retail) Second Amendment dated November 1, 2015, to the Fund Participation Agreement dated October 1, 2000, by and between Voya Retirement Insurance and Annuity Company, Goldman Sachs Trust and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.107)

(Retail) Third Amendment dated as of July 28, 2016 to the Fund Participation Agreement dated October 1, 2000 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Goldman Sachs Trust and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.108)

(Retail) Services Agreement dated May 1, 1999 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.109)

(Retail) First Amendment dated September 1, 2004 to the Services Agreement dated May 1, 1999 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Goldman, Sachs & Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.110)

(Retail) Second Amendment dated July 29, 2009 to the Services Agreement dated May 1, 1999 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, and Goldman, Sachs & Co. as amended on September 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.111)

(Retail) Third Amendment dated November 1, 2015, to the Services Agreement dated as of May 1, 1999, as amended, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, Goldman Sachs Trust and Goldman, Sachs & Co. as amended on September 1, 2004 and July 29, 2009 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.112)

(Retail) Fourth Amendment dated July 28, 2016 to the Services Agreement dated May 1, 1999 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company and Aetna Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly, ING Financial Advisers, LLC), Goldman, Sachs & Co. and Goldman Sachs Trust as amended on September 1, 2004, July 29, 2009 and November 1, 2015 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.113)

Rule 22c-2 Agreement entered into as of April 16, 2007 and is effective as of October 16, 2007 between Goldman, Sachs & Co., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.114)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.115)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed Invesco Distributors, Inc.), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.116)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.117)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.118)

(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.119)

(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.120)

(Retail) Second Amendment dated March 1, 2017, effective March 3, 2017 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.121)

Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.122)

Services Agreement and Fund Participation Agreement dated as of December 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.123)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.124)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.125)

(Retail) First Amendment dated as of June 1, 2016 to the Fund Participation Agreement dated as of October 23, 2000 by and between Voya Retirement Insurance and Annuity Company, Lazard Asset Management Securities LLC, Lazard Asset Management LLC and The Retirement Series, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.126)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.127)

(Retail) Amendment effective June 18, 2007 to the Selling and Services Agreement dated July 1, 1998 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Lazard Asset Management Securities LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.128)

(Retail) Second Amendment effective March 31, 2008 to the Selling and Services Agreement dated July 1, 1998 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Lazard Asset Management Securities LLC amended as of June 18, 2007 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.129)

(Retail) Third Amendment dated as of August 16, 2009 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007 and March 31, 2008 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.130)

(Retail) Fourth Amendment dated as of September 22, 2011 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008 and August 16, 2009 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.131)

(Retail) Fifth Amendment dated as of January 1, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.132)

(Retail) Sixth Amendment dated as of May 20, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 and March __, 2015 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.133)

(Retail) Seventh Amendment dated as of April 1, 2016 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Lazard Asset Management Securities LLC and Lazard Asset Management LLC as amended on July 18, 2007, March 31, 2008, August 16, 2009, September 22, 2011, January 1, 2015 and May 20, 2015 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.134)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.135)

(Retail) Selling and Services Agreement dated February 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.136)

(Retail) Amendment to Schedule A dated December 31, 2004 to the Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Wood Walker, Incorporated, The Legg Mason Funds, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.137)

(Retail) Second Amendment dated August 5, 2009 to the Selling and Services Agreement dated February 1, 2001 and amended on December 31, 2004 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Legg Mason Investor Services, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.138)

(Retail) Third Amendment dated February 1, 2010 (effective December 4, 2009) to the Selling and Services Agreement dated February 1, 2001 and amended on December 31, 2004 and August 5, 2009 by and among Legg Mason Investor Services, LLC, ING Life Insurance and annuity company, ING Institutional Plan Services, LLP and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.139)

(Retail) Fourth Amendment dated March 1, 2011 to the Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.140)

(Retail) Fifth Amendment dated November 1, 2011 is made to Selling and Services Agreement dated February 1, 2001 between Legg Mason Investor Services, LLC and ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.141)

(Retail) Sixth Amendment dated September 19, 2012 to Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC and ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.142)

(Retail) Seventh Amendment dated December 17, 2014 to Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC, Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC) and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.143)

(Retail) Eighth Amendment, dated September 1, 2015, to the Selling and Services Agreement, dated February 1, 2001, by and among Legg Mason Investor Services, LLC, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC and Voya Financial Partners, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.144)

(Retail) Fund Participation Agreement dated February 1, 2001 by and between Aetna Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.145)

(Retail) First Amendment dated March 1, 2011 to the Fund Participation Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.146)

(Retail) Second Amendment dated September 27, 2012 to the Fund Participation Agreement dated February 1, 2001 and amended on March 1, 2011 by and among Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.147)

(Retail) Third Amendment dated December 17, 2014 to the Fund Participation Agreement dated February 1, 2001 and amended on March 1, 2011 and September 27, 2012 by and among Legg Mason Investor Services, LLC, Voya Retirement Insurance and Annuity Company (formerly ING Life insurance and Annuity Company) and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.148)

(Retail) Fourth Amendment, effective September 1, 2015, to the Fund Participation Agreement, dated February 1, 2001, by and among Legg Mason Investor Services, LLC, Voya Retirement Insurance and Annuity Company and Voya Financial Partners, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.149)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.150)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.151)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.152)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.153)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.154)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.155)

(Retail) Participation Agreement dated September 15, 2000 by and between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.156)

(Retail) First Amendment effective January 1, 2007 to the Participation Agreement dated September 15, 2000 between ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.157)

(Retail) Second Amendment effective June 1, 2008 to the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.158)

(Retail) Third Amendment effective January 1, 2013 to the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 and June 1, 2008 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.159)

(Retail) Joinder to Fund Participation Agreement among MFS® Variable Insurance Trust, Massachusetts Financial Services Company and Voya Retirement Insurance and Annuity Company and Voya Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.160)

(Retail) Fifth Amendment dated December 1, 2017 to the Participation Agreement dated September 15, 2000 by and among Voya Retirement Insurance and Annuity Company (f/k/a ING Life Insurance and Annuity Company), MFS Fund distributors, Inc., and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.161)

(Retail) Service Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.162)

(Retail) Amendment No. 1 dated as of June 24, 1998 to the Service Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.163)

(Retail) Amendment No. 2 dated as of December 28, 1998 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.164)

(Retail) Amendment No. 3 dated July 1, 1999 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998 and December 28, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.165)

(Retail) Fourth Amendment dated as of August 3, 2009 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998, December 28, 1998 and July 1, 1999 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.166)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.167)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc. • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.168)

(Retail) First Amendment dated November 25, 2014to the Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Metropolitan West Asset Management, LLC, Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY Mellon Distributors Inc.) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.169)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.170)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc. • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-167680), as filed on May 21, 2015.

(8.171)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.172)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.173)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.174)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.175)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.176)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.177)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.178)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.179)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.180)

(Retail) Parnassus Selling and Services Agreement and Fund Participation Agreement dated as of September 1, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Parnassus Funds Distributor • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.181)

(Retail) First Amendment dated as of May 5, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated as of September 1, 2008 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, ING Institutional Plan Services, LLP and Parnassus Funds Distributor • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.182)

(Retail) Second Amendment dated as of October 17, 2017 to the Selling and Services Agreement and Fund Participation Agreement dated as of September 1, 2008 by and among Voya Retirement Insurance and Annuity Company (formerly “ING Life Insurance and Annuity Company”), Voya Financial Partners, LLC (formerly “ING Financial Advisers, LLC”), Voya Institutional Plan Services, LLC (formerly “ING Institutional Plan Services, LLC”) and Parnassus Funds Distributor • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2018.

(8.183)

Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.184)

(Retail) Fund Participation Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.185)

(Retail) First Amendment dated as of August 14, 2009 to the Services Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.186)

(Retail) Service Agreement dated May 1, 2002 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.187)

Second Amendment dated March 12, 2019, to the (Retail) Service Agreement by and among Voya Retirement Insurance and Annuity Company Voya Institutional Plan Services, LLC, Voya Financials Partners, LLC, Prudential Investment Management Services LLC, and Prudential Mutual Fund Services LLC.

(8.188)

Rule 22c-2 Agreement dated March 26, 2007, is effective as of October 16, 2007 between Prudential Investment Management Services LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.189)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.190)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.191)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.192)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.193)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated January 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and M. J. Whitman LLC (Third Avenue) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.194)

Rule 22c-2 Agreement dated January 7, 2010 between M.J. Whitman LLC (Third Avenue), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.195)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.196)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.197)

Second Amendment dated as of September 1, 2015, to the Selling and Services Agreement and Participation Agreement dated as of January 17, 2011, as amended, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2016.

(8.198)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.199)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.200)

(Retail) First Amendment to the Selling and Services Agreement and Participation Agreement dated as of March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., The Victory Portfolios, Victory Capital Management and The Victory Institutional Funds • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.201)

(Retail) Second Amendment to the Selling and Services Agreement and Participation Agreement dated as of April 1, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management, The Victory Portfolios and The Victory Institutional Funds • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.202)

(Retail) Third Amendment to the Selling and Services Agreement and Fund Participation Agreement dated as of January 1, 2017 by and among Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLP), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Victory Capital Advisers, Inc. and Victory Portfolios • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2017.

(8.203)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between Munder Series Trust and Munder Series Trust II and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.204)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.205)

Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.206)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.207)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.208)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.209)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.  Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 71 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 23, 2019.

Item 27. Number of Contract Owners

As of February 28, 2019, there were 335,296 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer

Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$54,251,364.57

*   Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2018.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32.  Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-167680) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 23rd day of April, 2019.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	April
C. Landon Cobb, Jr.	(principal accounting officer)	23, 2019

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

Exhibit Index

Exhibit No.

Exhibit

24(b)(8.186)

Second Amendment dated March 12, 2019, to the (Retail) Service Agreement by and among Voya Retirement Insurance and Annuity Company Voya Institutional Plan Services, LLC, Voya Financials Partners, LLC, Prudential Investment Management Services LLC, and Prudential Mutual Fund Services LLC

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney